UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Templeton
Variable Insurance
Products Trust
June 30, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 1
Franklin Templeton Variable Insurance
Products Trust Semiannual Report
Table of Contents
Important Notes to Performance Information
...........
i
Fund Summaries
Franklin Allocation VIP Fund
...................
FA-1
Franklin Global Real Estate VIP Fund
.............
FGR-1
Franklin Growth and Income VIP Fund
............
FGI-1
Franklin Income VIP Fund
.....................
FI-1
Franklin Large Cap Growth VIP Fund
.............
FLG-1
Franklin Mutual Global Discovery VIP Fund
.........
MGD-1
Franklin Mutual Shares VIP Fund
................
MS-1
Franklin Rising Dividends VIP Fund
..............
FRD-1
Franklin Small Cap Value VIP Fund
..............
FSV-1
Franklin Small-Mid Cap Growth VIP Fund
..........
FSC-1
Franklin Strategic Income VIP Fund
..............
FSI-1
*Prospectus Supplement
....................
FSI-6
Franklin U.S. Government Securities VIP Fund
.......
FUS-1
Franklin VolSmart Allocation VIP Fund
............
FVA-1
Templeton Developing Markets VIP Fund
..........
TD-1
Templeton Foreign VIP Fund
...................
TF-1
*Prospectus Supplements
....................
TF-7
*Statement of Additional Information Supplement
..
TF-28
Templeton Global Bond VIP Fund
................
TGB-1
Templeton Growth VIP Fund
...................
TG-1
*Prospectus Supplement
....................
TG-7
Index Descriptions
..............................
I-1
Shareholder Information
..........................
SI-1
*Not part of the semi annual report. Retain for your records
.

i
Semiannual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

Semiannual Report
Franklin Allocation VIP Fund
This semi annual report for Franklin Allocation VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -16.62% total return* for the six-month period ended June 30, 2022.
*On May 1, 2019, the Fund’s investment strategies changed. Performance prior to May 1, 2019, is attributable to the Fund’s performance before the strategy change. The
Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Franklin Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation, with income as a
secondary goal. Under normal market conditions, the Fund
allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class
by allocating the Fund’s assets among various sleeves
(investment strategies).
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund is actively managed and could experience losses
if the investment manager’s or subadvisors’ judgment
about markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values,
liquidity, effectiveness or potential appreciation of particular investments made for the Fund’s portfolio prove to be
incorrect. The investment manager’s allocation of Fund
assets among different asset classes and strategy sleeves
may not prove beneficial in light of subsequent market
events. There can be no guarantee that these techniques
or the investment manager’s or subadvisors’ investment
decisions will produce the desired results. To the extent the
Fund invests in underlying investment companies, including
exchange-traded funds, the Fund’s performance is related
to the performance of the underlying investment companies
held by it. Stock prices fluctuate, sometimes rapidly and
dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions.
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices
rise when interest rates fall. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which
may result in significant volatility and cause the Fund to
participate in losses (as well as gains) in an amount that
exceeds the Fund’s initial investment. Investing in foreign
securities typically involves more risks than investing in
U.S. securities, and includes risks associated with internal and external political and economic developments, trading
practices, availability of information, limited markets and
currency exchange rate fluctuations and policies. The
risks of foreign investments may be greater in developing
or emerging market countries. Growth stock prices reflect
projections of future earnings or revenues, and can,
therefore, fall dramatically if the company fails to meet
those projections. The Fund’s prospectus also includes a
description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s 500
®
Index (S&P 500
®
),
posted a -19.96% total return.
1
The Fund’s other benchmarks
performed as follows: the Bloomberg U.S. Aggregate Bond
Index posted a -10.35% total return, the MSCI World ex
USA Index-NR posted a -18.76% total return, and the Linked
Allocation VIP Fund Benchmark posted a -0.78% total
return.
1,2
Portfolio Composition
6/30/22
% of Total Net
Assets
Common Stocks 56.2%
U.S. Government and Agency Securities 19.2%
Corporate Bonds 10.5%
Mortgage-Backed Securities 3.9%
Management Investment Companies 2.1%
Foreign Government and Agency Securities 1.9%
Other 2.2%
Short-Term Investments & Other Net Assets 4.0%
1. Source: Morningstar.
2. Source: FactSet. The Linked Allocation VIP Fund benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Bond Index
and 20% MSCI World ex USA Index-NR.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Allocation VIP Fund

Semiannual Report
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and
fixed income investments through a variety of investment
strategies or sleeves managed by the investment manager
or its affiliates, which include ClearBridge Large Cap
Growth Strategy, ClearBridge Large Cap Value Strategy,
Franklin Emerging Markets Core Equity Strategy, Franklin
International Core Equity Strategy, Franklin International
Growth Strategy, Franklin U.S. Core Equity Strategy,
Franklin U.S. Smart Beta Equity Strategy, Templeton Foreign
Strategy, Brandywine Global Opportunities Bond Strategy,
Franklin Investment Grade Corporate Strategy, Franklin
U.S. Core Bond Strategy, Franklin U.S. Treasury Securities
Strategy and Western Asset Core Bond Strategy. The Fund
is structured as a multi-manager fund (meaning the Fund’s
assets are managed by multiple subadvisors), with the
investment manager having overall responsibility for the
Fund’s investments. The investment manager allocates
assets among various asset classes and strategy sleeves
to seek to diversify the Fund’s portfolio, to add incremental
Geographic Composition
6/30/22
% of Total
Net Assets
North America 73.9%
Europe 13.2%
Asia 5.8%
Latin America & Caribbean 1.3%
Other 1.8%
Short-Term Investments & Other Net Assets 4.0%

Franklin Allocation VIP Fund

Semiannual Report
return and to reduce the Fund’s risk of being significantly
impacted by changes in a specific asset class or by changing market conditions. The investment manager may, at times,
implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund primarily
through the use of equity and interest rate/bond futures.
Allocations to the individually managed sleeves typically
will not exceed 20%, but will vary with market conditions;
however, under normal market conditions, no sleeve
constitutes a majority of the Fund’s assets.
Manager’s Discussion
The Fund’s performance can be attributed largely to
its allocation among the underlying sleeves and their
investments in domestic and foreign equity securities, fixed income securities, equity index and U.S. Treasury futures,
and short-term investments and other net assets.
During the six months under review, on the equity side,
the Franklin International Growth Strategy and the Franklin
International Core Equity Strategy underperformed the
Fund’s foreign equity benchmark, the MSCI World ex USA
Index-NR, while the Templeton Foreign Strategy performed
better than the index. The Franklin Growth Strategy
underperformed the Fund’s domestic equity benchmark,
the S&P 500, while the Franklin Rising Dividends Strategy,
the Franklin U.S. Core Equity Strategy and the Franklin
U.S. Smart Beta Equity Strategy outperformed the index.
During the period, the Fund’s management team exited the
Franklin Rising Dividends and U.S. Smart Beta strategies,
and initiated positions in the ClearBridge Large Cap Growth
and ClearBridge Large Cap Value strategies. Three of
those four strategies performed better than the domestic
equity benchmark; the exception was ClearBridge Large
Cap Growth. On the fixed income side, the Western Asset
Core Bond Strategy and the Brandywine Global Opportunity
Bond Strategy, both new positions during the period,
underperformed the Fund’s fixed income benchmark,
the Bloomberg U.S. Aggregate Bond Index. The Franklin
Investment Grade Corporate Strategy and the Franklin U.S.
Core Bond Strategy also underperformed the benchmark.
The Templeton Global Bond VIP Fund – Class 1 and the
Franklin U.S. Treasury Securities Strategy outperformed
the index. The Fund’s risk overlay strategy, which utilized
U.S. Treasury and equity index futures to seek to neutralize certain market risks that we believed existed in the Fund
during the period, outperformed both the Fund’s fixed
income benchmark and the Fund’s equity benchmarks.
Thank you for your participation in Franklin Allocation VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 14.9%
Diversified Financial Services, United States
U.S. Treasury Bonds 4.3%
Diversified Financial Services, United States
Schwab U.S. TIPS ETF 2.1%
Capital Markets, United States
Microsoft Corp. 2.0%
Software, United States
FNMA, 30 Year 1.9%
Thrifts & Mortgage Finance, United States
Apple, Inc. 1.4%
Technology Hardware, Storage & Peripherals,
United States
Alphabet, Inc. 1.3%
Interactive Media & Services, United States
Amazon.com, Inc. 1.1%
Internet & Direct Marketing Retail, United States
Bank of America Corp. 0.9%
Banks, United States
UnitedHealth Group, Inc. 0.8%
Health Care Providers & Services, United States

Class 1 Fund Expenses
Franklin Allocation VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $833.80 $2.56 $1,022.00 $2.82 0.56%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.02 $5.49 $6.86 $6.37 $7.44 $7.13
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.06 0.10 0.11
c
0.23
c
0.21
c
Net realized and unrealized gains (losses) (1.04) 0.58 0.45 1.11 (0.89) 0.63
Total from investment operations ........ (1.00) 0.64 0.55 1.22 (0.66) 0.84
Less distributions from:
Net investment income .............. (0.10) (0.11) (0.12) (0.27) (0.24) (0.22)
Net realized gains ................. (0.51) — (1.80) (0.46) (0.17) (0.31)
Total distributions ................... (0.61) (0.11) (1.92) (0.73) (0.41) (0.53)
Net asset value, end of period .......... $4.41 $6.02 $5.49 $6.86 $6.37 $7.44
Total return
d
....................... (16.62)% 11.81% 12.19% 20.04% (9.34)% 12.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.60% 0.44% 0.12% 0.12%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
f
0.56%
f
0.55%
f
0.39% 0.10% 0.10%
Net investment income ............... 1.46% 1.04% 1.79% 1.55% 3.13% 2.75%
Supplemental data
Net assets, end of period (000’s) ........ $710 $841 $811 $842 $984 $1,047
Portfolio turnover rate ................ 73.06% 54.07% 99.02% 170.79% 2.23% 1.28%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 73.06% 54.07% 91.62%
g
158.11%
g
2.23% 1.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.96 $5.43 $6.81 $6.32 $7.39 $7.08
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.05 0.09 0.09
c
0.21
c
0.18
c
Net realized and unrealized gains (losses) (1.03) 0.58 0.43 1.11 (0.89) 0.64
Total from investment operations ........ (1.00) 0.63 0.52 1.20 (0.68) 0.82
Less distributions from:
Net investment income .............. (0.08) (0.10) (0.10) (0.25) (0.22) (0.20)
Net realized gains ................. (0.51) — (1.80) (0.46) (0.17) (0.31)
Total distributions ................... (0.59) (0.10) (1.90) (0.71) (0.39) (0.51)
Net asset value, end of period .......... $4.37 $5.96 $5.43 $6.81 $6.32 $7.39
Total return
d
....................... (16.76)% 11.68% 11.74% 19.86% (9.65)% 11.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.85% 0.85% 0.69% 0.37% 0.37%
Expenses net of waiver and payments by
affiliates .......................... 0.81%
f
0.81%
f
0.80%
f
0.64% 0.35% 0.35%
Net investment income ............... 1.20% 0.80% 1.54% 1.30% 2.88% 2.50%
Supplemental data
Net assets, end of period (000’s) ........ $237,960 $302,084 $398,620 $403,040 $390,300 $480,402
Portfolio turnover rate ................ 73.06% 54.07% 99.02% 170.79% 2.23% 1.28%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 73.06% 54.07% 91.62%
g
158.11%
g
2.23% 1.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.17 $5.62 $6.97 $6.46 $7.53 $7.21
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.04 0.08 0.08
c
0.20
c
0.18
c
Net realized and unrealized gains (losses) (1.07) 0.60 0.46 1.13 (0.89) 0.64
Total from investment operations ........ (1.04) 0.64 0.54 1.21 (0.69) 0.82
Less distributions from:
Net investment income .............. (0.08) (0.09) (0.09) (0.24) (0.21) (0.19)
Net realized gains ................. (0.51) — (1.80) (0.46) (0.17) (0.31)
Total distributions ................... (0.59) (0.09) (1.89) (0.70) (0.38) (0.50)
Net asset value, end of period .......... $4.54 $6.17 $5.62 $6.97 $6.46 $7.53
Total return
d
....................... (16.92)% 11.54% 11.75% 19.56% (9.58)% 11.78%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.95% 0.95% 0.79% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
f
0.91%
f
0.90%
f
0.74% 0.45% 0.45%
Net investment income ............... 1.11% 0.70% 1.44% 1.20% 2.78% 2.40%
Supplemental data
Net assets, end of period (000’s) ........ $336,206 $418,751 $409,388 $406,693 $393,385 $528,862
Portfolio turnover rate ................ 73.06% 54.07% 99.02% 170.79% 2.23% 1.28%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 73.06% 54.07% 91.62%
g
158.11%
g
2.23% 1.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 56.2%
Aerospace & Defense 2.2%
BAE Systems plc ..................................... United Kingdom 128,120 $ 1,296,873
BWX Technologies, Inc. ................................ United States 3,401 187,361
Dassault Aviation SA ................................... France 4,924 768,909
General Dynamics Corp. ................................ United States 1,562 345,593
Lockheed Martin Corp. ................................. United States 3,931 1,690,173
MTU Aero Engines AG ................................. Germany 6,500 1,190,688
Northrop Grumman Corp. ............................... United States 5,601 2,680,471
Raytheon Technologies Corp. ............................ United States 43,768 4,206,542
a
Rolls-Royce Holdings plc ............................... United Kingdom 424,017 431,435
12,798,045
Air Freight & Logistics 0.7%
Deutsche Post AG ..................................... Germany 5,313 200,589
DSV A/S ............................................ Denmark 5,700 801,535
United Parcel Service, Inc., B ............................ United States 17,383 3,173,093
4,175,217
Airlines 0.1%
a
Delta Air Lines, Inc. .................................... United States 4,117 119,269
a
International Consolidated Airlines Group SA ................. United Kingdom 196,163 258,008
377,277
Auto Components 0.5%
a
Aptiv plc ............................................ United States 7,527 670,430
Bridgestone Corp. ..................................... Japan 4,400 160,392
Continental AG ....................................... Germany 8,481 595,243
a
Faurecia SE ......................................... France 33,112 663,545
Valeo .............................................. France 27,169 529,389
2,618,999
Automobiles 0.6%
Bayerische Motoren Werke AG ........................... Germany 7,758 601,376
Honda Motor Co. Ltd. .................................. Japan 27,500 662,933
a
Rivian Automotive, Inc., A ............................... United States 2,200 56,628
Stellantis NV ......................................... United States 66,543 826,075
a
Tesla, Inc. ........................................... United States 1,989 1,339,433
Thor Industries, Inc. ................................... United States 1,669 124,724
3,611,169
Banks 2.9%
Bank Leumi Le-Israel BM ............................... Israel 29,281 261,975
Bank of America Corp. ................................. United States 113,341 3,528,305
Bank OZK ........................................... United States 2,058 77,237
Barclays plc ......................................... United Kingdom 140,843 263,327
Comerica, Inc. ....................................... United States 3,308 242,741
Commonwealth Bank of Australia ......................... Australia 6,843 427,558
DBS Group Holdings Ltd. ............................... Singapore 36,700 785,257
FinecoBank Banca Fineco SpA ........................... Italy 90,110 1,080,959
FNB Corp. .......................................... United States 10,692 116,115
ING Groep NV ....................................... Netherlands 97,371 959,215
JPMorgan Chase & Co. ................................. United States 22,608 2,545,887
Kasikornbank PCL .................................... Thailand 119,392 510,277
KB Financial Group, Inc. ................................ South Korea 19,180 721,530
KeyCorp ............................................ United States 7,229 124,556
Lloyds Banking Group plc ............................... United Kingdom 1,333,680 686,074
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 39,400 210,753
Pinnacle Financial Partners, Inc. .......................... United States 1,049 75,853

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Popular, Inc. ......................................... United States 2,335 $ 179,631
Shinhan Financial Group Co. Ltd. ......................... South Korea 23,391 675,674
Standard Chartered plc ................................. United Kingdom 154,167 1,163,677
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 23,900 710,299
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 98,900 583,510
Truist Financial Corp. .................................. United States 1,664 78,923
US Bancorp ......................................... United States 15,528 714,598
Wintrust Financial Corp. ................................ United States 934 74,860
16,798,791
Beverages 1.0%
Anheuser-Busch InBev SA/NV ........................... Belgium 2,303 124,015
Brown-Forman Corp., B ................................ United States 4,091 287,024
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 77,100 231,352
Constellation Brands, Inc., A ............................. United States 1,404 327,216
a
Monster Beverage Corp. ................................ United States 16,777 1,555,228
PepsiCo, Inc. ........................................ United States 15,498 2,582,897
Pernod Ricard SA ..................................... France 3,269 604,327
Suntory Beverage & Food Ltd. ........................... Japan 1,600 60,410
5,772,469
Biotechnology 1.1%
AbbVie, Inc. ......................................... United States 6,211 951,277
Amgen, Inc. ......................................... United States 5,399 1,313,577
CSL Ltd. ............................................ Australia 8,072 1,498,876
a
Genmab A/S ......................................... Denmark 3,600 1,168,026
a
Mirati Therapeutics, Inc. ................................ United States 600 40,278
a
Moderna , Inc. ........................................ United States 1,678 239,702
a
Neurocrine Biosciences, Inc. ............................. United States 909 88,609
a
PTC Therapeutics, Inc. ................................. United States 800 32,048
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,701 1,005,512
a
Vertex Pharmaceuticals, Inc. ............................. United States 484 136,386
6,474,291
Building Products 0.3%
Allegion plc .......................................... United States 1,357 132,850
a
Builders FirstSource , Inc. ............................... United States 5,443 292,289
Cie de Saint-Gobain ................................... France 10,691 461,928
Owens Corning ....................................... United States 3,050 226,646
Trane Technologies plc ................................. United States 2,656 344,935
1,458,648
Capital Markets 1.8%
3i Group plc ......................................... United Kingdom 20,638 279,678
Bank of New York Mellon Corp. (The) ...................... United States 21,298 888,340
BlackRock, Inc. ....................................... United States 365 222,300
Blackstone, Inc. ...................................... United States 1,000 91,230
Carlyle Group, Inc. (The) ................................ United States 4,692 148,549
Charles Schwab Corp. (The) ............................. United States 29,749 1,879,542
CME Group, Inc. ...................................... United States 1,395 285,557
Deutsche Boerse AG ................................... Germany 8,603 1,444,605
Evercore , Inc., A ...................................... United States 1,140 106,715
FactSet Research Systems, Inc. .......................... United States 1,232 473,790
Intercontinental Exchange, Inc. ........................... United States 3,555 334,312
Intermediate Capital Group plc ........................... United Kingdom 46,000 735,307
Macquarie Group Ltd. .................................. Australia 2,000 227,728
MarketAxess Holdings, Inc. .............................. United States 300 76,803
Morgan Stanley ....................................... United States 2,908 221,182

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
MSCI, Inc. ........................................... United States 263 $ 108,395
S&P Global, Inc. ...................................... United States 3,903 1,315,545
SBI Holdings, Inc. ..................................... Japan 4,500 87,912
SEI Investments Co. ................................... United States 3,295 177,996
Singapore Exchange Ltd. ............................... Singapore 7,000 47,689
Tradeweb Markets, Inc., A ............................... United States 3,100 211,575
UBS Group AG ....................................... Switzerland 42,837 692,643
10,057,393
Chemicals 1.7%
Air Products and Chemicals, Inc. .......................... United States 7,134 1,715,584
BASF SE ........................................... Germany 1,897 82,994
CF Industries Holdings, Inc. ............................. United States 6,421 550,472
b
Covestro AG, 144A, Reg S .............................. Germany 18,596 646,156
Ecolab, Inc. .......................................... United States 1,621 249,245
Huntsman Corp. ...................................... United States 2,644 74,958
Koninklijke DSM NV ................................... Netherlands 6,400 916,760
Linde plc ............................................ United Kingdom 1,885 541,994
LyondellBasell Industries NV, A ........................... United States 7,924 693,033
Mosaic Co. (The) ..................................... United States 3,749 177,065
Nissan Chemical Corp. ................................. Japan 1,800 83,068
Nitto Denko Corp. ..................................... Japan 6,800 439,733
PPG Industries, Inc. ................................... United States 8,733 998,531
Sherwin-Williams Co. (The) .............................. United States 2,130 476,928
Sika AG ............................................ Switzerland 3,400 784,970
Symrise AG ......................................... Germany 9,000 981,541
Tosoh Corp. ......................................... Japan 8,800 109,441
Westlake Corp. ....................................... United States 1,030 100,961
Yara International ASA ................................. Brazil 1,197 50,158
9,673,592
Commercial Services & Supplies 0.1%
Cintas Corp. ......................................... United States 284 106,082
Dai Nippon Printing Co. Ltd. ............................. Japan 2,100 45,164
Republic Services, Inc. ................................. United States 4,008 524,527
675,773
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................... United States 846 79,304
Cisco Systems, Inc. ................................... United States 42,295 1,803,459
Juniper Networks, Inc. .................................. United States 3,212 91,542
Motorola Solutions, Inc. ................................. United States 7,474 1,566,550
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 16,668 124,488
3,665,343
Construction & Engineering 0.1%
Kajima Corp. ......................................... Japan 22,100 253,365
Sinopec Engineering Group Co. Ltd., H ..................... China 168,000 77,093
330,458
Construction Materials 0.3%
CRH plc ............................................ Ireland 14,992 517,331
James Hardie Industries plc, CDI ......................... United States 2,445 53,532
Martin Marietta Materials, Inc. ............................ United States 3,448 1,031,780
1,602,643

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.4%
American Express Co. ................................. United States 15,740 $ 2,181,879
a
Credit Acceptance Corp. ................................ United States 219 103,677
Synchrony Financial ................................... United States 7,380 203,835
2,489,391
Containers & Packaging 0.0%
†
Packaging Corp. of America ............................. United States 1,606 220,825
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 853 113,449
Diversified Financial Services 0.5%
a
Berkshire Hathaway, Inc., B .............................. United States 8,773 2,395,205
EXOR NV ........................................... Netherlands 6,337 395,980
ORIX Corp. .......................................... Japan 4,200 70,378
Sofina SA ........................................... Belgium 451 92,442
Wendel SE .......................................... France 1,304 109,287
3,063,292
Diversified Telecommunication Services 0.5%
AT&T, Inc. ........................................... United States 33,483 701,804
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,000 856,159
Deutsche Telekom AG .................................. Germany 6,132 121,955
Nippon Telegraph & Telephone Corp. ...................... Japan 36,400 1,045,695
2,725,613
Electric Utilities 0.7%
American Electric Power Co., Inc. ......................... United States 6,155 590,511
Edison International ................................... United States 19,898 1,258,349
Elia Group SA/NV ..................................... Belgium 1,493 212,027
Exelon Corp. ......................................... United States 13,645 618,391
NextEra Energy, Inc. ................................... United States 5,392 417,664
NRG Energy, Inc. ..................................... United States 7,515 286,848
Power Assets Holdings Ltd. .............................. Hong Kong 58,000 365,393
Red Electrica Corp. SA ................................. Spain 21,224 401,742
SSE plc ............................................ United Kingdom 4,745 93,629
4,244,554
Electrical Equipment 0.5%
Acuity Brands, Inc. .................................... United States 1,073 165,285
AMETEK, Inc. ........................................ United States 1,618 177,802
a
Array Technologies, Inc. ................................ United States 45,200 497,652
Eaton Corp. plc ....................................... United States 5,955 750,271
Emerson Electric Co. .................................. United States 3,581 284,833
Fuji Electric Co. Ltd. ................................... Japan 6,000 248,017
Mitsubishi Electric Corp. ................................ Japan 13,400 144,012
Vertiv Holdings Co. .................................... United States 62,237 511,588
2,779,460
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 7,466 480,661
a
Arrow Electronics, Inc. ................................. United States 2,096 234,941
Cognex Corp. ........................................ United States 787 33,463
Jabil, Inc. ........................................... United States 4,310 220,715
Keyence Corp. ....................................... Japan 400 137,150
a
Keysight Technologies, Inc. .............................. United States 2,246 309,611
Kyocera Corp. ........................................ Japan 4,400 235,165
Shimadzu Corp. ...................................... Japan 1,500 47,534

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. ................................... Switzerland 23,758 $ 2,688,218
Yokogawa Electric Corp. ................................ Japan 5,400 89,317
4,476,775
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 54,601 739,462
a
Tecnicas Reunidas SA ................................. Spain 16,513 122,312
861,774
Entertainment 0.5%
a
CTS Eventim AG & Co. KGaA ............................ Germany 17,200 907,244
a
Netflix, Inc. .......................................... United States 3,022 528,457
Nintendo Co. Ltd. ..................................... Japan 800 343,982
a
ROBLOX Corp., A ..................................... United States 3,300 108,438
a
Sea Ltd., ADR ........................................ Singapore 4,312 288,301
Square Enix Holdings Co. Ltd. ............................ Japan 1,200 53,254
a
Walt Disney Co. (The) .................................. United States 6,074 573,386
World Wrestling Entertainment, Inc., A ...................... United States 1,339 83,674
2,886,736
Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp. .................................. United States 5,626 1,437,949
Apartment Income REIT Corp. ............................ United States 2,445 101,712
Crown Castle International Corp. .......................... United States 2,885 485,776
Dexus .............................................. Australia 10,357 63,694
Equinix , Inc. ......................................... United States 952 625,483
Extra Space Storage, Inc. ............................... United States 531 90,334
Goodman Group ...................................... Australia 13,033 160,940
Medical Properties Trust, Inc. ............................ United States 8,596 131,261
Public Storage ....................................... United States 4,804 1,502,067
Segro plc ........................................... United Kingdom 53,112 633,935
Simon Property Group, Inc. .............................. United States 765 72,614
Weyerhaeuser Co. .................................... United States 14,878 492,759
5,798,524
Food & Staples Retailing 0.5%
Albertsons Cos., Inc., A ................................. United States 2,768 73,961
Coles Group Ltd. ...................................... Australia 10,496 129,177
Costco Wholesale Corp. ................................ United States 385 184,523
Jeronimo Martins SGPS SA ............................. Portugal 4,762 103,227
Koninklijke Ahold Delhaize NV ............................ Netherlands 20,655 537,603
Kroger Co. (The) ...................................... United States 20,575 973,815
Sundrug Co. Ltd. ...................................... Japan 22,543 504,051
Walmart, Inc. ........................................ United States 800 97,264
2,603,621
Food Products 0.6%
Archer-Daniels-Midland Co. ............................. United States 4,664 361,926
Hershey Co. (The) .................................... United States 4,488 965,638
Lamb Weston Holdings, Inc. ............................. United States 1,232 88,039
Nestle SA ........................................... United States 10,788 1,261,022
Tyson Foods, Inc., A ................................... United States 6,683 575,139
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 397,500 307,657
3,559,421
Gas Utilities 0.1%
National Fuel Gas Co. .................................. United States 1,586 104,755

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities (continued)
Osaka Gas Co. Ltd. ................................... Japan 18,700 $ 358,324
463,079
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................... United States 3,360 365,064
Alcon, Inc., (CHF Traded) ............................... Switzerland 15,178 1,064,472
Alcon, Inc., (USD Traded) ............................... Switzerland 10,122 707,427
Becton Dickinson and Co. ............................... United States 4,048 997,954
BioMerieux .......................................... France 1,437 140,898
Cochlear Ltd. ........................................ Australia 6,900 947,388
a
Dexcom , Inc. ......................................... United States 6,716 500,544
a
Edwards Lifesciences Corp. ............................. United States 4,852 461,377
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 6,734 83,883
a
Haemonetics Corp. .................................... United States 2,524 164,514
a
Hologic , Inc. ......................................... United States 7,858 544,559
a
IDEXX Laboratories, Inc. ................................ United States 1,988 697,251
a
Intuitive Surgical, Inc. .................................. United States 5,833 1,170,741
a
QuidelOrtho Corp. ..................................... United States 1,550 150,629
Sonova Holding AG .................................... Switzerland 1,466 468,580
Stryker Corp. ........................................ United States 3,302 656,867
Teleflex, Inc. ......................................... United States 1,384 340,256
9,462,404
Health Care Providers & Services 1.8%
a
Centene Corp. ....................................... United States 1,108 93,748
Cigna Corp. ......................................... United States 358 94,340
CVS Health Corp. ..................................... United States 9,132 846,171
Elevance Health, Inc. .................................. United States 5,508 2,658,051
Fresenius Medical Care AG & Co. KGaA .................... Germany 10,926 547,379
a
Guardant Health, Inc. .................................. United States 800 32,272
Laboratory Corp. of America Holdings ...................... United States 1,010 236,704
McKesson Corp. ...................................... United States 3,321 1,083,343
a
Molina Healthcare, Inc. ................................. United States 289 80,807
Sonic Healthcare Ltd. .................................. Australia 8,883 202,487
UnitedHealth Group, Inc. ................................ United States 8,851 4,546,139
10,421,441
Health Care Technology 0.0%
†
a
Certara , Inc. ......................................... United States 600 12,876
a
Veeva Systems, Inc., A ................................. United States 1,192 236,064
248,940
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ........................................ United States 1,000 89,080
a
Booking Holdings, Inc. ................................. United States 971 1,698,269
Choice Hotels International, Inc. .......................... United States 1,062 118,551
Compass Group plc ................................... United Kingdom 16,646 341,709
Domino's Pizza, Inc. ................................... United States 739 287,996
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 4,623 160,523
a
Las Vegas Sands Corp. ................................. United States 6,338 212,893
McDonald's Corp. ..................................... United States 2,177 537,458
Yum! Brands, Inc. ..................................... United States 1,474 167,314
3,613,793
Household Durables 0.2%
Barratt Developments plc ............................... United Kingdom 29,489 164,924
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 50,300 253,780

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
a
NVR, Inc. ........................................... United States 19 $ 76,079
Persimmon plc ....................................... United Kingdom 1,868 42,494
PulteGroup, Inc. ...................................... United States 1,905 75,495
Sekisui House Ltd. .................................... Japan 10,200 179,032
Sony Group Corp. ..................................... Japan 4,348 354,544
Taylor Wimpey plc ..................................... United Kingdom 47,621 67,822
1,214,170
Household Products 0.2%
Colgate-Palmolive Co. ................................. United States 10,220 819,031
Procter & Gamble Co. (The) ............................. United States 4,018 577,748
1,396,779
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 2,900 107,255
Vistra Corp. .......................................... United States 13,232 302,351
409,606
Industrial Conglomerates 0.6%
3M Co. ............................................. United States 2,635 340,995
CK Hutchison Holdings Ltd. .............................. United Kingdom 142,500 966,714
Hitachi Ltd. .......................................... Japan 24,046 1,143,659
Honeywell International, Inc. ............................. United States 4,684 814,126
Siemens AG ......................................... Germany 3,019 310,328
3,575,822
Insurance 1.5%
AIA Group Ltd. ....................................... Hong Kong 80,146 875,715
American Financial Group, Inc. ........................... United States 2,055 285,255
Assured Guaranty Ltd. ................................. United States 1,915 106,838
Chubb Ltd. .......................................... United States 2,720 534,698
Dai-ichi Life Holdings, Inc. ............................... Japan 35,100 649,069
Marsh & McLennan Cos., Inc. ............................ United States 8,000 1,242,000
MetLife, Inc. ......................................... United States 4,598 288,708
Progressive Corp. (The) ................................ United States 9,634 1,120,145
Prudential plc, (GBP Traded) ............................. Hong Kong 33,639 418,375
Prudential plc, (HKD Traded) ............................. Hong Kong 7,550 91,956
Swiss Life Holding AG .................................. Switzerland 665 324,683
Tokio Marine Holdings, Inc. .............................. Japan 5,100 297,336
Travelers Cos., Inc. (The) ............................... United States 6,659 1,126,237
Unum Group ......................................... United States 3,260 110,905
W R Berkley Corp. .................................... United States 3,397 231,879
Zurich Insurance Group AG .............................. Switzerland 1,715 747,983
8,451,782
Interactive Media & Services 1.8%
a
Alphabet, Inc., A ...................................... United States 2,750 5,992,965
a
Alphabet, Inc., C ...................................... United States 592 1,294,970
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 18,854 127,669
a
Baidu, Inc., ADR ...................................... China 1,985 295,229
a
Match Group, Inc. ..................................... United States 1,531 106,695
a
Meta Platforms, Inc., A ................................. United States 15,439 2,489,539
10,307,067
Internet & Direct Marketing Retail 1.6%
a
Alibaba Group Holding Ltd. .............................. China 58,593 835,847
a
Amazon.com, Inc. ..................................... United States 55,926 5,939,900

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,b
Delivery Hero SE, 144A, Reg S ........................... South Korea 1,617 $ 61,000
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 13,847 217,574
a
MercadoLibre , Inc. .................................... Brazil 1,200 764,244
a
Prosus NV .......................................... China 11,673 755,833
a
Vipshop Holdings Ltd., ADR ............................. China 50,700 501,423
ZOZO, Inc. .......................................... Japan 6,100 110,345
9,186,166
IT Services 2.4%
Accenture plc, A ...................................... United States 903 250,718
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 736 1,062,095
a
Amadeus IT Group SA ................................. Spain 21,843 1,223,022
Amdocs Ltd. ......................................... United States 3,885 323,659
Automatic Data Processing, Inc. .......................... United States 567 119,093
Cognizant Technology Solutions Corp., A .................... United States 2,389 161,234
a
DXC Technology Co. ................................... United States 23,000 697,130
Fidelity National Information Services, Inc. ................... United States 4,210 385,931
Fujitsu Ltd. .......................................... Japan 3,000 375,315
a
Gartner, Inc. ......................................... United States 962 232,640
Genpact Ltd. ......................................... United States 5,731 242,765
Jack Henry & Associates, Inc. ............................ United States 2,297 413,506
Keywords Studios plc .................................. Ireland 38,000 1,015,002
a
Marqeta , Inc., A ....................................... United States 2,300 18,653
Mastercard , Inc., A .................................... United States 3,748 1,182,419
a
Okta , Inc. ........................................... United States 1,000 90,400
Paychex, Inc. ........................................ United States 6,424 731,501
a
Paymentus Holdings, Inc., A ............................. United States 2,600 34,762
a
PayPal Holdings, Inc. .................................. United States 8,698 607,468
a
Shopify, Inc., A ....................................... Canada 16,000 499,840
a
Snowflake, Inc., A ..................................... United States 1,500 208,590
Visa, Inc., A .......................................... United States 20,954 4,125,633
14,001,376
Leisure Products 0.0%
†
Shimano, Inc. ........................................ Japan 500 84,213
Life Sciences Tools & Services 1.2%
a
10X Genomics, Inc., A .................................. United States 800 36,200
Agilent Technologies, Inc. ............................... United States 3,185 378,283
Danaher Corp. ....................................... United States 2,987 757,264
Eurofins Scientific SE .................................. Luxembourg 923 72,893
a
Evotec SE ........................................... Germany 38,000 921,031
a
Illumina, Inc. ......................................... United States 1,446 266,585
a
Mettler -Toledo International, Inc. .......................... United States 1,465 1,682,948
Sartorius Stedim Biotech ................................ France 657 207,285
Thermo Fisher Scientific, Inc. ............................ United States 3,293 1,789,021
a
Waters Corp. ........................................ United States 1,873 619,926
6,731,436
Machinery 1.3%
AGCO Corp. ......................................... United States 742 73,235
Allison Transmission Holdings, Inc. ........................ United States 3,031 116,542
Atlas Copco AB, B ..................................... Sweden 43,275 362,580
CNH Industrial NV ..................................... United Kingdom 9,015 104,257
Deere & Co. ......................................... United States 8,721 2,611,678
Dover Corp. ......................................... United States 1,100 133,452
Illinois Tool Works, Inc. ................................. United States 8,171 1,489,165
Ingersoll Rand, Inc. .................................... United States 4,826 203,078

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Komatsu Ltd. ........................................ Japan 12,100 $ 269,383
Lincoln Electric Holdings, Inc. ............................ United States 1,381 170,360
Mitsubishi Heavy Industries Ltd. .......................... Japan 2,700 94,352
NGK Insulators Ltd. .................................... Japan 3,600 48,492
Oshkosh Corp. ....................................... United States 2,047 168,141
Otis Worldwide Corp. .................................. United States 10,609 749,738
a
Proterra , Inc. ......................................... United States 6,500 30,160
Snap-on, Inc. ........................................ United States 1,661 327,267
Stanley Black & Decker, Inc. ............................. United States 1,952 204,687
Techtronic Industries Co. Ltd. ............................ Hong Kong 12,000 125,305
Toyota Industries Corp. ................................. Japan 2,550 158,089
Xylem, Inc. .......................................... United States 2,400 187,632
7,627,593
Marine 0.0%
†
Nippon Yusen KK ..................................... Japan 900 61,697
SITC International Holdings Co. Ltd. ....................... China 60,000 170,650
232,347
Media 1.2%
a,b
Ascential plc, Reg S ................................... United Kingdom 255,000 804,313
Cable One, Inc. ....................................... United States 261 336,513
a
Charter Communications, Inc., A .......................... United States 3,037 1,422,926
Comcast Corp., A ..................................... United States 43,777 1,717,809
CyberAgent , Inc. ...................................... Japan 66,500 666,110
a
DISH Network Corp., A ................................. United States 51,155 917,209
a
Informa plc .......................................... United Kingdom 76,988 497,308
a
Viaplay Group AB, B ................................... Sweden 34,000 698,363
7,060,551
Metals & Mining 0.5%
Anglo American plc .................................... South Africa 17,212 615,203
ArcelorMittal SA ...................................... Luxembourg 18,349 411,464
BHP Group Ltd. ...................................... Australia 3,784 108,358
Fortescue Metals Group Ltd. ............................. Australia 10,458 125,764
Nucor Corp. ......................................... United States 4,076 425,575
Rio Tinto Ltd. ........................................ Australia 4,421 315,412
South32 Ltd. ......................................... Australia 108,716 294,608
Sumitomo Metal Mining Co. Ltd. .......................... Japan 16,265 504,192
2,800,576
Multiline Retail 0.1%
a
Dollar Tree, Inc. ...................................... United States 495 77,146
Macy's, Inc. .......................................... United States 8,617 157,863
Next plc ............................................ United Kingdom 1,847 131,929
Seria Co. Ltd. ........................................ Japan 14,048 249,714
616,652
Multi-Utilities 0.8%
DTE Energy Co. ...................................... United States 5,833 739,333
E.ON SE ............................................ Germany 76,106 641,016
National Grid plc ...................................... United Kingdom 6,237 80,138
Sempra Energy ....................................... United States 20,688 3,108,786
4,569,273
Oil, Gas & Consumable Fuels 2.4%
a
Aker BP ASA, SDR .................................... Norway 8,596 297,472

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
APA Corp. ........................................... United States 5,135 $ 179,211
BP plc .............................................. United Kingdom 411,922 1,933,860
Chevron Corp. ....................................... United States 16,232 2,350,069
ConocoPhillips ....................................... United States 46,853 4,207,868
Continental Resources, Inc. ............................. United States 1,118 73,061
Devon Energy Corp. ................................... United States 1,277 70,375
EOG Resources, Inc. .................................. United States 2,898 320,055
Equinor ASA ......................................... Norway 12,389 431,721
Exxon Mobil Corp. ..................................... United States 7,564 647,781
Galp Energia SGPS SA, B .............................. Portugal 37,722 441,364
Idemitsu Kosan Co. Ltd. ................................ Japan 1,800 42,992
Lundin Energy AB ..................................... Sweden 9,039 6,146
OMV AG ............................................ Austria 1,457 68,521
Repsol SA ........................................... Spain 25,646 378,055
Shell plc ............................................ Netherlands 65,833 1,714,193
TotalEnergies SE ..................................... France 11,064 582,348
Valero Energy Corp. ................................... United States 2,152 228,715
13,973,807
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ................................. United States 1,490 78,091
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), A .......................... United States 500 127,335
L'Oreal SA .......................................... France 2,814 976,990
a
Olaplex Holdings, Inc. .................................. United States 1,000 14,090
1,118,415
Pharmaceuticals 2.9%
Astellas Pharma, Inc. .................................. Japan 9,500 148,189
AstraZeneca plc ...................................... United Kingdom 5,199 685,749
AstraZeneca plc, ADR .................................. United Kingdom 5,614 370,917
Bayer AG ........................................... Germany 18,134 1,082,845
a
Catalent , Inc. ........................................ United States 6,689 717,663
Eli Lilly & Co. ........................................ United States 3,062 992,792
GSK plc ............................................ United States 61,364 1,322,275
Hikma Pharmaceuticals plc .............................. Jordan 39,000 769,366
Ipsen SA ............................................ France 1,880 177,996
Johnson & Johnson ................................... United States 12,140 2,154,971
Merck & Co., Inc. ..................................... United States 21,943 2,000,543
Novo Nordisk A/S, B ................................... Denmark 12,223 1,355,589
Orion OYJ, B ........................................ Finland 5,114 228,864
Pfizer, Inc. ........................................... United States 26,071 1,366,903
Roche Holding AG .................................... United States 4,681 1,565,103
Roche Holding AG, BR ................................. United States 146 56,511
Sanofi SA ........................................... France 2,887 291,129
Zoetis, Inc. .......................................... United States 6,691 1,150,116
16,437,521
Professional Services 0.7%
Adecco Group AG ..................................... Switzerland 19,463 663,497
a
Clarivate plc ......................................... United States 69,000 956,340
a
CoStar Group, Inc. .................................... United States 4,000 241,640
Equifax, Inc. ......................................... United States 1,090 199,230
Experian plc ......................................... United Kingdom 27,000 792,612
Randstad NV ........................................ Netherlands 4,462 215,640
RELX plc ........................................... United Kingdom 7,908 214,678
Robert Half International, Inc. ............................ United States 3,437 257,397

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. ................................... United States 661 $ 114,412
Wolters Kluwer NV .................................... Netherlands 4,399 426,322
4,081,768
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................... United States 1,295 95,325
CK Asset Holdings Ltd. ................................. Hong Kong 25,500 181,185
a
Jones Lang LaSalle, Inc. ................................ United States 859 150,205
LEG Immobilien SE .................................... Germany 3,483 289,847
Nomura Real Estate Holdings, Inc. ........................ Japan 6,000 146,765
863,327
Road & Rail 0.5%
Aurizon Holdings Ltd. .................................. Australia 79,699 209,626
a
Avis Budget Group, Inc. ................................ United States 712 104,721
Canadian Pacific Railway Ltd. ............................ Canada 5,360 374,342
JB Hunt Transport Services, Inc. .......................... United States 1,150 181,090
Landstar System, Inc. .................................. United States 547 79,545
Nippon Express Holdings, Inc. ............................ Japan 2,500 136,158
Old Dominion Freight Line, Inc. ........................... United States 1,119 286,777
Ryder System, Inc. .................................... United States 1,546 109,859
a
Uber Technologies, Inc. ................................. United States 21,482 439,522
Union Pacific Corp. .................................... United States 5,236 1,116,734
3,038,374
Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV ..................................... Netherlands 1,915 904,676
ASML Holding NV, NYRS ............................... Netherlands 1,932 919,400
Broadcom, Inc. ....................................... United States 371 180,235
Infineon Technologies AG ............................... Germany 23,896 581,255
Intel Corp. ........................................... United States 45,655 1,707,954
KLA Corp. ........................................... United States 255 81,365
Micron Technology, Inc. ................................. United States 21,485 1,187,691
Monolithic Power Systems, Inc. ........................... United States 1,200 460,848
NVIDIA Corp. ........................................ United States 13,144 1,992,499
NXP Semiconductors NV ............................... China 5,031 744,739
QUALCOMM, Inc. ..................................... United States 11,825 1,510,525
STMicroelectronics NV ................................. Singapore 20,349 643,508
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 51,586 826,888
Texas Instruments, Inc. ................................. United States 9,506 1,460,597
Tokyo Electron Ltd. .................................... Japan 1,800 587,400
13,789,580
Software 4.9%
a
Adobe, Inc. .......................................... United States 3,004 1,099,644
a
Atlassian Corp. plc, A .................................. United States 3,627 679,700
a
Autodesk, Inc. ........................................ United States 1,942 333,946
a
Avalara, Inc. ......................................... United States 2,280 160,968
AVEVA Group plc ..................................... United Kingdom 29,000 795,993
a
Bill.com Holdings, Inc. .................................. United States 2,700 296,838
a
Cadence Design Systems, Inc. ........................... United States 6,326 949,090
a
Check Point Software Technologies Ltd. .................... Israel 1,200 146,136
a
Crowdstrike Holdings, Inc., A ............................. United States 300 50,568
a
CyberArk Software Ltd. ................................. United States 7,900 1,010,884
a
Dropbox, Inc., A ...................................... United States 3,702 77,705
a
Fair Isaac Corp. ...................................... United States 813 325,932
a
Fortinet, Inc. ......................................... United States 9,820 555,616
a
Gitlab , Inc., A ........................................ United States 300 15,942

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Intuit, Inc. ........................................... United States 2,185 $ 842,186
a
Manhattan Associates, Inc. .............................. United States 2,008 230,117
Microsoft Corp. ....................................... United States 42,305 10,865,193
Nemetschek SE ...................................... Germany 2,610 158,776
a
Nice Ltd., ADR ....................................... Israel 4,600 885,270
Oracle Corp. ......................................... United States 11,176 780,867
a
Palo Alto Networks, Inc. ................................ United States 2,459 1,214,599
a
Paycom Software, Inc. ................................. United States 400 112,048
a
Procore Technologies, Inc. .............................. United States 200 9,078
a
PTC, Inc. ........................................... United States 3,021 321,253
Sage Group plc (The) .................................. United Kingdom 8,376 64,851
a
Salesforce, Inc. ....................................... United States 7,516 1,240,441
a
ServiceNow , Inc. ...................................... United States 2,255 1,072,298
SimCorp A/S ......................................... Denmark 12,500 913,803
a
Splunk , Inc. .......................................... United States 5,577 493,341
a
Synopsys, Inc. ....................................... United States 2,230 677,251
a
Teradata Corp. ....................................... United States 3,074 113,769
Trend Micro, Inc. ...................................... Japan 1,000 48,912
a
Tyler Technologies, Inc. ................................. United States 496 164,910
a
UiPath , Inc., A ........................................ United States 7,609 138,408
a
Unity Software, Inc. .................................... United States 4,004 147,427
WiseTech Global Ltd. .................................. Australia 7,323 192,039
a
Workday, Inc., A ...................................... United States 5,349 746,613
a
Zoom Video Communications, Inc., A ...................... United States 671 72,448
28,004,860
Specialty Retail 0.8%
Advance Auto Parts, Inc. ................................ United States 3,298 570,851
a
AutoNation, Inc. ...................................... United States 1,249 139,588
a
AutoZone, Inc. ....................................... United States 379 814,516
Best Buy Co., Inc. ..................................... United States 1,103 71,905
Home Depot, Inc. (The) ................................. United States 5,397 1,480,235
Kingfisher plc ........................................ United Kingdom 73,438 219,432
Lithia Motors, Inc., A ................................... United States 313 86,016
Penske Automotive Group, Inc. ........................... United States 860 90,033
Tractor Supply Co. .................................... United States 2,809 544,525
a
Ulta Beauty, Inc. ...................................... United States 366 141,086
Williams-Sonoma, Inc. ................................. United States 1,711 189,835
4,348,022
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. .......................................... United States 57,119 7,809,310
Canon, Inc. .......................................... Japan 7,200 163,132
Elecom Co. Ltd. ...................................... Japan 14,100 158,743
HP, Inc. ............................................. United States 13,012 426,533
Samsung Electronics Co. Ltd. ............................ South Korea 20,438 908,117
9,465,835
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 3,663 73,473
Hermes International ................................... France 446 501,917
a
Lululemon Athletica , Inc. ................................ United States 502 136,850
LVMH Moet Hennessy Louis Vuitton SE .................... France 1,002 614,075
NIKE, Inc., B ......................................... United States 13,070 1,335,754
Pandora A/S ......................................... Denmark 2,080 132,150
Swatch Group AG (The) ................................ Switzerland 1,066 47,571
2,841,790

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Thrifts & Mortgage Finance 0.1%
Housing Development Finance Corp. Ltd. ................... India 25,429 $ 703,604
Tobacco 0.3%
Altria Group, Inc. ...................................... United States 10,163 424,508
British American Tobacco plc ............................. United Kingdom 1,730 74,143
Imperial Brands plc .................................... United Kingdom 41,858 936,952
Swedish Match AB .................................... Sweden 35,469 361,856
1,797,459
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 8,882 443,389
Marubeni Corp. ....................................... Japan 72,700 652,114
Mitsubishi Corp. ...................................... Japan 31,100 926,024
WW Grainger, Inc. ..................................... United States 2,586 1,175,156
3,196,683
Water Utilities 0.0%
†
American Water Works Co., Inc. .......................... United States 1,619 240,859
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 21,500 677,864
a
T-Mobile US, Inc. ..................................... United States 1,118 150,416
828,280
Total Common Stocks (Cost $312,089,270) .....................................
323,196,884
Management Investment Companies 2.1%
Capital Markets 2.1%
Schwab U.S. TIPS ETF ................................. United States 219,598 12,253,569
Total Management Investment Companies (Cost $13,506,924) ....................
12,253,569
Preferred Stocks 0.1%
Automobiles 0.1%
c
Bayerische Motoren Werke AG, 8.55% ..................... Germany 2,724 194,281
Total Preferred Stocks (Cost $252,229) .........................................
194,281
Units
Private Limited Partnership Funds 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 67,434 1,643,367
Total Private Limited Partnership Funds (Cost $1,742,860) .......................
1,643,367
Principal
Amount
*
Corporate Bonds 10.5%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 17,324
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 22,739
Senior Bond, 3.5%, 3/01/39 ............................ United States 300,000 215,072
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 28,035
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 55,217
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 18,254

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 $ 69,839
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 316,025
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 48,036
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 9,639
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,879
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 46,771
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,514
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 201,662
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,584
Raytheon Technologies Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 19,758
Senior Bond, 4.5%, 6/01/42 ............................ United States 300,000 286,610
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 17,818
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 23,015
1,434,791
Air Freight & Logistics 0.1%
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 386,036
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 91,864
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 89,301
567,201
Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 255,000 248,016
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 28,362
276,378
Automobiles 0.0%
†
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 20,283
Banks 2.0%
b
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 200,000 167,372
Banco Santander SA , Senior Note , 2.746% , 5/28/25 ...........
Spain 200,000 189,659
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 650,000 600,113
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 74,574
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 74,326
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 68,207
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 19,691
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 86,430
Senior Note, 3.004% to 12/19/22, FRN thereafter, 12/20/23 .... United States 40,000 39,879
Senior Note, 3.55% to 3/04/23, FRN thereafter, 3/05/24 ....... United States 30,000 29,915
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 200,000 199,236
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 136,552
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,935
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 98,667
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,767
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 960,000 933,865

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 $ 28,418
b
BNP Paribas SA , Senior Note , 144A, 1.675% to 6/29/26, FRN
thereafter , 6/30/27 ................................... France 200,000 176,527
Canadian Imperial Bank of Commerce , Senior Note , 0.95% , 6/23/23
Canada 20,000 19,432
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 540,000 454,382
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 79,030
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 21,772
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 400,000 399,108
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 1,100,000 1,078,330
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 38,719
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 119,180
Sub. Bond, 5.5%, 9/13/25 ............................. United States 20,000 20,580
Sub. Bond, 4.45%, 9/29/27 ............................ United States 60,000 58,812
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 19,197
b
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 237,663
Credit Suisse Group Funding Guernsey Ltd. , Senior Note , 3.8% ,
9/15/22 ........................................... Switzerland 1,200,000 1,201,094
HSBC Holdings plc ,
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 481,633
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 194,610
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,138,818
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 58,506
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 24,956
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 14,698
Senior Note, 1.514% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 50,000 48,764
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 74,906
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 58,958
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 57,646
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 172,849
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 19,134
d
PNC Financial Services Group, Inc. (The) , T , Junior Sub. Bond , 3.4%
to 9/14/26, FRN thereafter , Perpetual ..................... United States 400,000 304,729
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 47,757
Senior Note, 1.6%, 4/17/23 ............................ Canada 30,000 29,677
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,530
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 461,803
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 100,000 86,144
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 9,898
Senior Note, 0.75%, 6/12/23 ........................... Canada 30,000 29,186
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 18,471
Truist Financial Corp. , Sub. Bond , 3.875% , 3/19/29 ............
United States 760,000 722,849
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 259,542
US Bancorp , Senior Note , 1.45% , 5/12/25 ...................
United States 40,000 37,537
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 150,000 132,031
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 26,649
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 220,000 216,368
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 40,000 39,086
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 56,210

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 $ 59,390
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 83,625
11,683,392
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 94,176
Senior Note, 3.65%, 2/01/26 ........................... Belgium 30,000 29,561
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 61,102
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 394,102
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 26,898
Senior Bond, 4.5%, 6/01/50 ............................ Belgium 90,000 81,060
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 156,439
Coca-Cola Co. (The) ,
Senior Bond, 2.5%, 6/01/40 ............................ United States 10,000 7,839
Senior Note, 1.45%, 6/01/27 ........................... United States 20,000 18,116
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 9,970
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,924
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,489
897,676
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 383,055
Senior Bond, 4.75%, 3/15/45 ........................... United States 300,000 282,745
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 35,578
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 96,911
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 37,930
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 82,867
Amgen, Inc. , Senior Bond , 2.45% , 2/21/30 ...................
United States 680,000 593,610
Gilead Sciences, Inc. ,
Senior Bond, 3.65%, 3/01/26 ........................... United States 10,000 9,837
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 9,611
1,532,144
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ...........
United States 230,000 174,570
Fortune Brands Home & Security, Inc. , Senior Bond , 4% , 3/25/32 .
United States 400,000 354,229
528,799
Capital Markets 0.5%
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 218,712
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 419,205
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 132,878
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 57,760
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 29,275
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,906
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 39,262
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 198,780
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 47,593

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 20,000 $ 19,871
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 860,000 814,881
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 37,991
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 300,000 275,849
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 82,744
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 46,872
b
UBS Group AG , Senior Note , 144A, 4.488% to 5/11/25, FRN
thereafter , 5/12/26 ................................... Switzerland 200,000 199,511
2,661,090
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,885
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,832
Republic Services, Inc. , Senior Note , 2.5% , 8/15/24 ............
United States 10,000 9,690
29,407
Consumer Finance 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 2.45% , 10/29/26 ................................ Ireland 150,000 130,719
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 68,177
Senior Note, 4.05%, 5/03/29 ........................... United States 30,000 29,437
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 416,763
John Deere Capital Corp. , Senior Bond , 3.9% , 6/07/32 .........
United States 75,000 74,210
719,306
Containers & Packaging 0.0%
†
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 114,590
Diversified Financial Services 0.3%
b
CK Hutchison International 19 Ltd. , Senior Note , 144A, 3.25% ,
4/11/24 ........................................... United Kingdom 635,000 632,177
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 343,152
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 419,187
Shell International Finance BV ,
Senior Bond, 2.875%, 5/10/26 .......................... Netherlands 20,000 19,345
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 45,174
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 17,858
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 31,616
1,508,509
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 40,000 32,495
Senior Bond, 3.5%, 6/01/41 ............................ United States 525,000 420,074
Senior Bond, 3.5%, 9/15/53 ............................ United States 40,000 30,387
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 22,527
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 7,512
Senior Note, 1.65%, 2/01/28 ........................... United States 100,000 86,599
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 129,182
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 37,867

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued)
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 $ 171,171
Senior Bond, 4.5%, 8/10/33 ............................ United States 100,000 97,633
Senior Bond, 2.85%, 9/03/41 ........................... United States 400,000 300,489
Senior Bond, 2.875%, 11/20/50 ......................... United States 70,000 49,776
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 35,562
Senior Note, 2.355%, 3/15/32 .......................... United States 850,000 705,498
2,126,772
Electric Utilities 0.5%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,962
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,418
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 180,244
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ........................... United States 10,000 9,454
Senior Bond, 3.75%, 9/01/46 ........................... United States 100,000 78,952
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 234,294
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 157,193
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 624,407
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 10,558
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 700,000 610,059
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 19,448
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,767
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 7,658
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 6,910
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,698
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 8,391
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 278,665
b
State Grid Overseas Investment BVI Ltd. , Senior Bond , 144A, 3.5% ,
5/04/27 ........................................... China 600,000 594,479
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 227,061
3,090,618
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,994
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 43,888
52,882
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 411,015
b
Schlumberger Holdings Corp. , Senior Note , 144A, 3.75% , 5/01/24 . United States 410,000 408,548
819,563
Entertainment 0.2%
b
Magallanes, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 70,000 62,629
Senior Bond, 144A, 5.05%, 3/15/42 ...................... United States 210,000 178,990

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
b
Magallanes, Inc., (continued)
Senior Bond, 144A, 5.141%, 3/15/52 ..................... United States 50,000 $ 42,033
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 10,000 9,388
Senior Note, 144A, 4.054%, 3/15/29 ..................... United States 10,000 9,167
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 406,648
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 176,198
885,053
Equity Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 4.9% , 12/15/30
United States 50,000 49,684
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 299,294
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 100,000 79,112
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 595,000 559,101
987,191
Food & Staples Retailing 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 16,477
Kroger Co. (The) , Senior Bond , 5.4% , 1/15/49 ................
United States 400,000 419,613
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,777
444,867
Food Products 0.1%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 400,000 324,942
b
Cargill, Inc. , Senior Note , 144A, 1.375% , 7/23/23 .............. United States 20,000 19,613
b
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 200,000 162,045
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 ..............
United States 10,000 9,438
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 27,886
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 7,292
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 18,690
569,906
Health Care Equipment & Supplies 0.0%
†
Abbott Laboratories ,
Senior Bond, 3.75%, 11/30/26 .......................... United States 30,000 30,217
Senior Bond, 4.9%, 11/30/46 ........................... United States 10,000 10,507
STERIS Irish FinCo . UnLtd . Co. , Senior Bond , 3.75% , 3/15/51 ....
United States 250,000 194,862
235,586
Health Care Providers & Services 0.6%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 450,000 374,123
Cigna Corp. ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 84,507
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 19,489
Senior Bond, 4.9%, 12/15/48 ........................... United States 10,000 9,622
Senior Note, 3.75%, 7/15/23 ........................... United States 10,000 10,026
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 10,026
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 517,232
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 59,599
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,952

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 $ 29,712
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 40,609
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 37,927
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 500,377
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 193,085
Senior Bond, 5.05%, 3/25/48 ........................... United States 50,000 47,934
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 17,266
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 19,481
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,742
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 400,910
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 9,429
HCA, Inc. , Senior Bond , 4.5% , 2/15/27 .....................
United States 408,000 392,602
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 81,413
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 257,334
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 23,415
Senior Bond, 3.25%, 5/15/51 ........................... United States 20,000 15,738
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 25,984
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 10,000
Senior Note, 4%, 5/15/29 ............................. United States 20,000 19,826
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 30,001
3,257,361
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 450,000 368,022
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 9,849
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 26,863
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 37,257
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 25,673
467,664
Household Durables 0.1%
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 115,300
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 210,000 187,600
302,900
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 416,567
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,446
426,013
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 37,348
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 8,591
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 10,000 9,426
55,365

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 600,000 $ 580,200
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 455,906
American International Group, Inc. , Senior Note , 2.5% , 6/30/25 ...
United States 10,000 9,544
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 500,000 437,559
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 600,000 467,781
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 18,473
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 171,584
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,241
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 245,657
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 272,205
b
Metropolitan Life Global Funding I ,
Secured Note, 144A, 0.9%, 6/08/23 ...................... United States 150,000 146,864
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 936,635
b
New York Life Global Funding , Senior Secured Note , 144A, 0.95% ,
6/24/25 ........................................... United States 10,000 9,223
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 9,611
3,770,483
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 8,216
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 7,186
Senior Bond, 2.05%, 8/15/50 ........................... United States 10,000 6,726
b
Tencent Holdings Ltd. ,
Senior Bond, 144A, 3.595%, 1/19/28 ..................... China 500,000 475,401
Senior Note, 144A, 2.39%, 6/03/30 ...................... China 300,000 251,382
748,911
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. , Senior Bond , 4.2% , 12/06/47 .......
China 800,000 663,933
Amazon.com, Inc. ,
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 67,476
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 28,496
Senior Bond, 4.05%, 8/22/47 ........................... United States 400,000 375,476
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 77,760
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 9,412
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 53,433
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 159,513
1,435,499
IT Services 0.2%
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 650,000 528,231
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 470,000 429,127
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 169,590
Mastercard , Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,553
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 36,712
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,594
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,911

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
PayPal Holdings, Inc., (continued)
Senior Note, 1.65%, 6/01/25 ........................... United States 10,000 $ 9,443
Visa, Inc. ,
Senior Bond, 3.15%, 12/14/25 .......................... United States 20,000 19,721
Senior Bond, 4.3%, 12/14/45 ........................... United States 20,000 19,788
1,240,670
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 193,901
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 2.6% , 4/09/30 .................
United States 215,000 194,783
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 9,348
Senior Bond, 3.75%, 4/15/50 ........................... United States 30,000 27,447
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,483
241,061
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 77,088
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 280,663
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 30,000 26,824
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 160,000 111,285
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 48,730
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 34,066
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 60,221
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 69,873
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 9,392
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 59,221
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 295,131
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 26,345
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 26,007
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 28,627
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 438,140
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 13,939
Senior Note, 3.95%, 10/15/25 .......................... United States 30,000 30,161
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 38,905
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 294,470
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 10,030
1,979,118
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 196,303
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 20,747
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 20,591
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 18,546
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 19,249
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,870

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Peru 100,000 $ 97,967
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 135,953
539,226
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 348,131
Kohl's Corp. , Senior Bond , 3.375% , 5/01/31 .................
United States 400,000 347,357
Target Corp. , Senior Note , 2.25% , 4/15/25 ...................
United States 20,000 19,332
714,820
Multi-Utilities 0.4%
b
Berkshire Hathaway Energy Co. , Senior Bond , 144A, 4.6% , 5/01/53 United States 500,000 480,284
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 9,327
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 8,695
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 750,000 738,504
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 1,000,000 979,290
2,216,100
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 500,000 448,416
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 32,778
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 28,688
Senior Note, 3.119%, 5/04/26 .......................... United States 40,000 38,845
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 17,634
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 34,281
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 15,950
Senior Note, 1.554%, 5/11/25 .......................... United States 20,000 18,990
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 27,599
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 20,000 15,785
Senior Note, 4.5%, 4/15/23 ............................ United States 10,000 10,051
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,882
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 37,675
b
Coterra Energy, Inc. ,
Senior Note, 144A, 3.9%, 5/15/27 ....................... United States 30,000 28,792
Senior Note, 144A, 4.375%, 3/15/29 ..................... United States 60,000 58,912
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 10,421
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 27,253
Senior Bond, 5%, 6/15/45 ............................. United States 80,000 74,364
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,721
Senior Bond, 4.4%, 3/24/51 ............................ United States 10,000 8,538
Senior Note, 3.5%, 12/01/29 ........................... United States 30,000 27,507
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 39,456
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 45,110
Senior Bond, 6.05%, 6/01/41 ........................... United States 350,000 336,721
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 48,573
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 19,030

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 $ 29,341
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 360,360
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 52,584
Senior Bond, 6.125%, 10/15/39 ......................... United States 500,000 529,784
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 17,459
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 39,179
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 30,152
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 18,485
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 41,435
EQT Corp. , Senior Bond , 7.5% , 2/01/30 ....................
United States 10,000 10,753
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 47,995
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 9,470
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 16,389
Senior Note, 2.992%, 3/19/25 .......................... United States 40,000 39,437
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 38,952
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 320,937
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 19,018
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,784
Senior Bond, 5.5%, 2/15/49 ............................ United States 385,000 357,970
Senior Note, 2.65%, 8/15/30 ........................... United States 400,000 334,285
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 149,275
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 49,463
b
Sinopec Group Overseas Development 2018 Ltd. , Senior Bond ,
144A, 3.35% , 5/13/50 ................................. China 200,000 150,997
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 8,592
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 25,943
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 331,662
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 44,955
Western Midstream Operating LP , Senior Note , 3.6% , 2/01/25 ....
United States 10,000 9,232
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 57,348
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 28,010
4,648,218
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 182,297
Senior Note, 6%, 1/15/29 ............................. Brazil 200,000 198,657
380,954
Pharmaceuticals 0.2%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 184,629
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 434,183
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 9,810
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,744

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co., (continued)
Senior Note, 3.2%, 6/15/26 ............................ United States 10,000 $ 9,876
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,661
Johnson & Johnson ,
Senior Bond, 2.1%, 9/01/40 ............................ United States 30,000 21,972
Senior Bond, 3.7%, 3/01/46 ............................ United States 10,000 9,229
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 8,317
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 22,212
Senior Note, 0.75%, 2/24/26 ........................... United States 20,000 18,145
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 25,552
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 23,512
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 22,893
Takeda Pharmaceutical Co. Ltd. , Senior Bond , 3.175% , 7/09/50 ..
Japan 400,000 300,038
1,129,773
Road & Rail 0.2%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 201,397
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 7,490
Canadian Pacific Railway Co. ,
Senior Bond, 2.45%, 12/02/31 .......................... Canada 70,000 59,965
Senior Bond, 3%, 12/02/41 ............................ Canada 20,000 15,680
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 200,000 169,931
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 513,969
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,851
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 8,282
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 8,373
Senior Bond, 3.75%, 2/05/70 ........................... United States 20,000 15,922
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 10,022
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,273
1,029,155
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,845
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 80,000 60,861
Intel Corp. ,
Senior Bond, 3.05%, 8/12/51 ........................... United States 40,000 29,866
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,760
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 10,208
NVIDIA Corp. ,
Senior Bond, 2.85%, 4/01/30 ........................... United States 10,000 9,164
Senior Bond, 3.5%, 4/01/40 ............................ United States 20,000 17,543
Senior Bond, 3.5%, 4/01/50 ............................ United States 40,000 34,048
Senior Bond, 3.7%, 4/01/60 ............................ United States 20,000 16,835
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,516
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,587
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 9,438
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 19,232

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 $ 171,746
422,649
Software 0.1%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 17,679
Microsoft Corp. ,
Senior Bond, 3.3%, 2/06/27 ............................ United States 80,000 79,545
Senior Bond, 2.921%, 3/17/52 .......................... United States 20,000 15,808
Senior Note, 2.65%, 11/03/22 .......................... United States 420,000 420,354
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 41,245
Senior Note, 1.65%, 3/25/26 ........................... United States 50,000 44,872
Salesforce, Inc. , Senior Bond , 3.7% , 4/11/28 .................
United States 20,000 19,786
ServiceNow , Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 117,525
Workday, Inc. ,
Senior Bond, 3.8%, 4/01/32 ............................ United States 20,000 18,296
Senior Note, 3.5%, 4/01/27 ............................ United States 10,000 9,571
Senior Note, 3.7%, 4/01/29 ............................ United States 20,000 18,727
803,408
Specialty Retail 0.0%
†
AutoZone, Inc. , Senior Bond , 1.65% , 1/15/31 .................
United States 265,000 208,067
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 9,079
Senior Bond, 3.3%, 4/15/40 ............................ United States 10,000 8,507
Senior Bond, 3.35%, 4/15/50 ........................... United States 20,000 16,286
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,449
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,890
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 17,044
278,322
Technology Hardware, Storage & Peripherals 0.0%
†
Apple, Inc. ,
Senior Bond, 2.45%, 8/04/26 ........................... United States 40,000 38,340
Senior Bond, 3.85%, 8/04/46 ........................... United States 10,000 9,170
Senior Bond, 2.8%, 2/08/61 ............................ United States 300,000 215,809
263,319
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 9,194
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 8,577
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,631
27,402
Thrifts & Mortgage Finance 0.1%
b
BPCE SA , Sub. Bond , 144A, 5.15% , 7/21/24 ................. France 600,000 600,474
Radian Group, Inc. , Senior Note , 4.875% , 3/15/27 .............
United States 150,000 134,659
735,133

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.1%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 $ 28,542
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 18,206
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 43,921
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 14,699
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 50,000 45,782
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 282,509
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 16,403
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 8,678
458,740
Trading Companies & Distributors 0.0%
†
Air Lease Corp. , Senior Note , 3.375% , 7/01/25 ...............
United States 20,000 18,855
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 187,951
Wireless Telecommunication Services 0.2%
b
Rogers Communications, Inc. , Senior Bond , 144A, 4.55% , 3/15/52 Canada 180,000 158,493
T-Mobile USA, Inc. ,
Senior Secured Bond, 2.25%, 11/15/31 ................... United States 50,000 40,629
Senior Secured Bond, 3%, 2/15/41 ...................... United States 10,000 7,473
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 200,000 146,071
Senior Secured Note, 3.5%, 4/15/25 ..................... United States 20,000 19,586
Senior Secured Note, 3.75%, 4/15/27 .................... United States 325,000 313,213
Senior Secured Note, 3.875%, 4/15/30 ................... United States 80,000 74,735
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 200,000 216,187
976,387
Total Corporate Bonds (Cost $66,367,554) ......................................
60,135,362
Foreign Government and Agency Securities 1.9%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
e
500,000 430,704
b
Australia Government Bond , Reg S, 5.75% , 7/15/22 ........... Australia 380,000 AUD 262,687
b
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
e
300,000 274,134
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 1,680,000 BRL 292,323
10%, 1/01/29 ....................................... Brazil 480,000 BRL 80,662
10%, 1/01/31 ....................................... Brazil 510,000 BRL 83,431
10%, 1/01/33 ....................................... Brazil 1,030,000 BRL 165,141
Colombia Government Bond ,
Senior Bond, 3.25%, 4/22/32 ........................... Colombia 200,000 145,017
Senior Bond, 5%, 6/15/45 ............................. Colombia 500,000 336,025
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 ................................... Colombia 740,000,000 COP 156,638
B, 6%, 4/28/28 ...................................... Colombia 1,220,000,000 COP 231,109

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 $ 230,114
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.7% ,
1/30/50 ........................................... Chile 200,000 149,503
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 102,375
b
Electricite de France SA , Senior Bond , 144A, 4.5% , 9/21/28 ..... France 655,000 637,029
b
Export-Import Bank of India , Senior Bond , 144A, 3.25% , 1/15/30 .. India 200,000 174,165
b
France Government Bond ,
Reg S, Zero Cpn ., 5/25/32 ............................. France 680,000 EUR 589,238
Reg S, 0.75%, 5/25/52 ................................ France 300,000 EUR 200,471
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 185,723
Korea Treasury Bond ,
Senior Bond, 2%, 6/10/31 ............................. South Korea 900,000,000 KRW 609,495
Senior Bond, 1.875%, 3/10/51 .......................... South Korea 360,000,000 KRW 197,812
Malaysia Government Bond ,
3.48%, 3/15/23 ..................................... Malaysia 690,000 MYR 157,148
3.955%, 9/15/25 ..................................... Malaysia 260,000 MYR 59,385
3.899%, 11/16/27 .................................... Malaysia 500,000 MYR 112,244
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 1,800,000
f
MXN 79,893
M, 8%, 7/31/53 ..................................... Mexico 2,700,000
f
MXN 117,873
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,700,000
f
MXN 291,498
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 6,400,000
f
MXN 309,181
M 30, Senior Bond, 8.5%, 11/18/38 ...................... Mexico 6,800,000
f
MXN 321,025
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 250,587
New South Wales Treasury Corp. , Senior Note , 4% , 4/20/23 .....
Australia 80,000 AUD 55,906
Panama Government Bond , Senior Bond , 2.252% , 9/29/32 ......
Panama 200,000 156,431
Panama Notas del Tesoro , Senior Note , 3.75% , 4/17/26 ........
Panama 450,000 437,625
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 165,819
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 170,530
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 217,419
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 171,995
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 154,925
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 100,000 68,508
Philippines Government Bond , Senior Bond , 3.95% , 1/20/40 .....
Philippines 310,000 270,438
Poland Government Bond ,
4%, 10/25/23 ....................................... Poland 420,000 PLN 89,905
Senior Bond, 4%, 1/22/24 ............................. Poland 70,000 70,108
b
Queensland Treasury Corp. , Senior Bond , 144A, Reg S, 4.25% ,
7/21/23 ........................................... Australia 170,000 AUD 119,133
b
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 200,000 155,887
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 6,300,000 ZAR 237,894
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 5,200,000 ZAR 246,857
b
United Kingdom Gilt , Reg S, 0.25% , 7/31/31 ................. United Kingdom 570,000 GBP 581,672
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ......
Uruguay 200,000 202,562
Western Australian Treasury Corp. , Senior Bond , 6% , 10/16/23 ...
Australia 180,000 AUD 128,943
Total Foreign Government and Agency Securities (Cost $11,886,609) ..............
10,935,187
U.S. Government and Agency Securities 19.2%
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 705,000 776,078

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
1.125%, 8/15/40 ..................................... United States 332,000 $ 229,508
1.375%, 11/15/40 .................................... United States 1,771,000 1,276,158
2%, 11/15/41 ....................................... United States 360,000 286,059
2.875%, 5/15/43 ..................................... United States 3,370,000 3,075,915
3.125%, 8/15/44 ..................................... United States 725,000 687,391
2.5%, 5/15/46 ...................................... United States 945,000 801,700
2.25%, 8/15/46 ..................................... United States 3,305,000 2,667,561
3.375%, 11/15/48 .................................... United States 3,300,000 3,354,527
3%, 2/15/49 ........................................ United States 1,713,000 1,633,172
2.25%, 8/15/49 ..................................... United States 150,000 123,146
1.25%, 5/15/50 ..................................... United States 1,620,000 1,031,421
1.375%, 8/15/50 ..................................... United States 595,000 391,921
2.375%, 5/15/51 ..................................... United States 1,794,000 1,515,159
2%, 8/15/51 ........................................ United States 480,000 371,194
1.875%, 11/15/51 .................................... United States 1,275,000 957,047
2.25%, 2/15/52 ..................................... United States 320,000 263,450
2.875%, 5/15/52 ..................................... United States 5,520,000 5,215,106
U.S. Treasury Notes ,
1.5%, 3/31/23 ...................................... United States 465,000 460,603
2.125%, 11/30/23 .................................... United States 1,120,000 1,107,334
2.125%, 3/31/24 ..................................... United States 6,750,000 6,652,178
2%, 4/30/24 ........................................ United States 1,345,000 1,321,830
2.5%, 5/15/24 ...................................... United States 5,710,000 5,660,484
2%, 5/31/24 ........................................ United States 1,705,000 1,674,363
2.5%, 5/31/24 ...................................... United States 5,260,000 5,212,948
2%, 6/30/24 ........................................ United States 2,255,000 2,212,807
1.75%, 7/31/24 ..................................... United States 13,225,000 12,895,925
2.375%, 8/15/24 ..................................... United States 1,640,000 1,618,795
1.25%, 8/31/24 ..................................... United States 700,000 674,488
1.5%, 10/31/24 ..................................... United States 2,920,000 2,821,792
1.5%, 11/30/24 ...................................... United States 510,000 492,090
0.25%, 6/30/25 ..................................... United States 600,000 552,504
0.25%, 9/30/25 ..................................... United States 310,000 283,269
0.375%, 11/30/25 .................................... United States 5,143,000 4,698,613
0.875%, 6/30/26 ..................................... United States 975,000 895,172
1.875%, 7/31/26 ..................................... United States 389,000 371,655
1.25%, 12/31/26 ..................................... United States 2,680,000 2,477,377
2.375%, 5/15/27 ..................................... United States 3,140,000 3,040,403
0.5%, 6/30/27 ...................................... United States 8,585,000 7,568,382
2.25%, 11/15/27 ..................................... United States 5,000,000 4,794,727
g
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,514,101
1.25%, 4/30/28 ..................................... United States 1,700,000 1,533,719
3.125%, 11/15/28 .................................... United States 320,000 320,737
3.25%, 6/30/29 ..................................... United States 320,000 323,825
1.625%, 8/15/29 ..................................... United States 2,565,000 2,335,953
0.625%, 8/15/30 ..................................... United States 1,550,000 1,285,410
1.25%, 8/15/31 ..................................... United States 125,000 107,637
1.375%, 11/15/31 .................................... United States 2,300,000 1,995,250
1.875%, 2/15/32 ..................................... United States 320,000 289,950
h
FRN, 1.793%, (3-month U.S. Treasury Bill Rate + 0.035%),
10/31/23 .......................................... United States 5,490,000 5,503,826
h
FRN, 1.683%, (3-month U.S. Treasury Bill Rate + (0.075)%),
4/30/24 ........................................... United States 3,190,000 3,187,824
Total U.S. Government and Agency Securities (Cost $120,193,731) ................
110,542,484

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 0.6%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 410,758 $ 344,280
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 76,256 66,266
2019-2, A, 2.9%, 5/01/28 .............................. United States 90,448 79,646
2020-1, B, 4.875%, 7/15/27 ............................ United States 249,000 236,825
727,017
a a a a a a
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 . ........................................... United States 600,000 600,363
Diversified Financial Services 0.4%
i
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.164% , ( 1-month USD LIBOR + 0.54% ), 3/25/36 . .... United States 98,214 95,171
b,i
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 2.044% , ( 3-month USD LIBOR + 1% ), 1/15/31 . ......... United States 246,369 241,975
i
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 2.184% ,
( 1-month USD LIBOR + 0.56% ), 3/25/36 . .................. United States 95,690 94,546
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 105,973 98,630
b,i
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 2.104% , ( 3-month USD LIBOR + 1.06% ), 4/16/33 . ....... United States 500,000 489,888
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 428,300
b,i
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
2.411% , ( 3-month USD LIBOR + 1% ), 2/14/31 . .............. United States 250,000 244,343
b,i
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 2.174% ,
( 3-month USD LIBOR + 1.13% ), 1/17/31 . .................. United States 250,000 246,930
b,i
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 2.174% , ( 3-month
USD LIBOR + 1.13% ), 10/15/34 . ........................ United States 180,000 174,301
b,i
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 2.124% ,
( 3-month USD LIBOR + 1.08% ), 1/17/32 . .................. United States 250,000 245,000
2,359,084
a a a a a a
Total Asset-Backed Securities (Cost $3,812,996) ................................
3,686,464
Commercial Mortgage-Backed Securities 0.3%
Diversified Financial Services 0.3%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ....................
United States 210,000 183,460
b,i
BX Commercial Mortgage Trust ,
2021-VOLT, B, 144A, FRN, 2.274%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 250,000 235,418
2022-LP2, A, 144A, FRN, 2.347%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 214,780 206,632
b,i
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 2.014% , ( 1-month
USD LIBOR + 0.689% ), 10/15/36 ........................ United States 230,000 218,758
b,i
BX Trust , 2022-IND , A , 144A, FRN , 2.825% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 400,000 390,114
b,i
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
2.676% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 98,399
1,332,781
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
j,k
BBCMS Mortgage Trust , 2017-C1 , XA , IO, FRN , 1.602% , 2/15/50 . United States 1,811,140 92,010
Total Commercial Mortgage-Backed Securities (Cost $1,488,536) .................
1,424,791

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 3.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 .................. United States 393,996 $ 403,306
FHLMC Pool, 15 Year, 2.5%, 4/01/37 ....................... United States 262,569 251,087
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 48,721 48,155
FHLMC Pool, 30 Year, 2.5%, 5/01/51 ....................... United States 88,570 79,857
FHLMC Pool, 30 Year, 3%, 3/01/50 - 4/01/52 ................. United States 817,770 765,635
FHLMC Pool, 30 Year, 3.5%, 2/01/47 - 4/01/50 ............... United States 1,830,217 1,782,654
FHLMC Pool, 30 Year, 4%, 5/01/47 - 6/01/52 ................. United States 859,278 861,491
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 9/01/50 .............. United States 615,975 627,246
4,819,431
Federal National Mortgage Association (FNMA) Fixed Rate 2.8%
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 1,073,694 1,003,706
FNMA, 15 Year, 2.5%, 7/01/36 ........................... United States 905,799 866,464
FNMA, 30 Year, 2%, 5/01/51 - 2/01/52 ...................... United States 3,995,420 3,482,080
l
FNMA, 30 Year, 2.5%, 12/01/50 - 12/01/51 .................. United States 3,846,333 3,473,213
FNMA, 30 Year, 3%, 8/01/50 - 11/01/51 ..................... United States 2,446,749 2,296,209
FNMA, 30 Year, 3.5%, 6/01/49 ........................... United States 308,723 303,201
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 960,983 955,361
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 190,044 193,517
m
FNMA, Single-family, 30 Year, 3%, 7/25/52 .................. United States 900,000 838,477
m
FNMA, Single-family, 30 Year, 3.5%, 7/25/52 ................. United States 1,750,000 1,683,418
m
FNMA, Single-family, 30 Year, 4%, 8/25/52 .................. United States 200,000 196,941
m
FNMA, Single-family, 30 Year, 4.5%, 9/25/52 ................. United States 500,000 500,026
m,n
FNMA, Single-family, 30 Year, 5%, 9/25/52 .................. United States 200,000 203,192
15,995,805
Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 - 8/15/52 ........ United States 397,193 386,084
m
GNMA II, Single-family, 30 Year, 4%, 8/15/52 ................. United States 400,000 397,492
m
GNMA II, Single-family, 30 Year, 4.5%, 8/15/52 ............... United States 400,000 404,469
m
GNMA II, Single-family, 30 Year, 5%, 8/15/52 ................. United States 100,000 102,109
1,290,154
Total Mortgage-Backed Securities (Cost $23,434,438) ............................
22,105,390
Municipal Bonds 0.9%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 228,499
California 0.5%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 65,000 57,873
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 55,000 48,410
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 40,000 34,780

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University , Revenue , 2021 B , Refunding , 2.719% ,
11/01/52 .......................................... United States 200,000 $ 149,260
Clovis Unified School District , GO , 2021 B , Refunding , 3.067% ,
8/01/39 ........................................... United States 1,045,000 868,128
Foothill-Eastern Transportation Corridor Agency , Revenue , 2019 A ,
Refunding , 4.094% , 1/15/49 ............................ United States 35,000 30,725
Gilroy Unified School District , GO , 2019 , Refunding , 3.364% , 8/01/47
United States 140,000 111,434
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 540,000 487,728
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 376,955
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 205,061
State of California , GO , 2.5% , 10/01/29 .....................
United States 500,000 458,780
2,829,134
Florida 0.1%
County of Broward , Airport System , Revenue , 2019 C , Refunding ,
3.477% , 10/01/43 .................................... United States 70,000 59,125
County of Sarasota , Half-Cent Sales Tax , Revenue , 2020 , 5% ,
10/01/34 .......................................... United States 500,000 573,572
632,697
Illinois 0.0%
†
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ...................
United States 125,000 125,912
Massachusetts 0.0%
†
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 3.373% , 5/01/43 ............................ United States 230,000 191,267
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 95,000 85,501
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 134,282
Pennsylvania 0.1%
Commonwealth Financing Authority , Revenue , 2021 A , 2.991% ,
6/01/42 ........................................... United States 625,000 499,363
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 250,000 202,751
702,114
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 335,000 380,160
Total Municipal Bonds (Cost $6,201,051) .......................................
5,309,566

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 0.0%
†
Diversified Financial Services 0.0%
†
b,k
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 93,999 $ 80,612
b,k
Verus Securitization Trust , 2022-6 , A3 , 144A, FRN , 4.91% , 6/25/67 United States 100,000 96,655
177,267
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $176,011) ....................
177,267
Total Long Term Investments (Cost $561,152,209) ...............................
551,604,612
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, July Strike Price $117.00,
Expires 7/22/22 ..................................... 2 200,000 3,844
U.S. Treasury 30 Year Bonds Futures, July Strike Price $134.50,
Expires 7/22/22 ..................................... 1 100,000 4,625
8,469
Total Options Purchased (Cost $5,380) .........................................
8,469
Short Term Investments 5.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.2%
o
BNY Mellon Institutional Cash Reserve Fund (The) ............ United States 324,051 324,051
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 13,636,013 13,636,013
o
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
0.56% ............................................ United States 3,425,459 3,425,459
o,p
Western Asset Premier Institutional Government Reserves, 1.4% . United States 11,529,697 11,529,697
o,p
Western Asset Premier Institutional U.S. Treasury Reserves, 0.9% United States 856,365 856,365
Total Money Market Funds (Cost $29,771,584) ..................................
29,771,585
Total Short Term Investments (Cost $29,771,584 ) ................................
29,771,585
a
Total Investments (Cost $590,929,173) 101.2% ..................................
$581,384,666
Options Written (0.0)%
†
......................................................
(50,258)
Other Assets, less Liabilities (1.2)% ...........................................
(6,459,363)
Net Assets 100.0% ...........................................................
$574,875,045
Number of
Contracts
Notional
Amount
#
a a a
q
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
90-Day Eurodollar Futures, December Strike Price $96.50, Expires
12/19/22 .......................................... 8 2,0 00,000 (5,750)
U.S. Treasury 10 Year Notes Futures, July Strike Price $116.50,
Expires 7/22/22 ..................................... 1 100,000 (2,313)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
q
Options Written
(continued)
Calls - Exchange-Traded (continued)
Options on Interest Rate Futures (continued)
U.S. Treasury 10 Year Notes Futures, July Strike Price $117.50,
Expires 7/22/22 ..................................... 3 300,000 $ (4,687)
U.S. Treasury 10 Year Notes Futures, July Strike Price $118.00,
Expires 7/22/22 ..................................... 14 1,400,000 (17,281)
U.S. Treasury 10 Year Notes Futures, July Strike Price $120.00,
Expires 7/22/22 ..................................... 1 100,000 (391)
U.S. Treasury 30 Year Bonds Futures, July Strike Price $138.00,
Expires 7/22/22 ..................................... 1 10 0,000 (2,172)
U.S. Treasury 30 Year Bonds Futures, July Strike Price $139.00,
Expires 7/22/22 ..................................... 1 100,000 (1,656)
U.S. Treasury 5 Year Notes Futures, July Strike Price $111.00,
Expires 7/22/22 ..................................... 1 100,000 (1,461)
U.S. Treasury 5 Year Notes Futures, July Strike Price $111.50,
Expires 7/22/22 ..................................... 4 400,000 (4,344)
U.S. Treasury 5 Year Notes Futures, July Strike Price $112.00,
Expires 7/22/22 ..................................... 12 1,200,000 (9,281)
(49,336)
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures , July Strike Price $117.00,
Expires 7/22/22 ..................................... 1 100,000 (391)
U.S. Treasury 10 Year Notes Futures , July Strike Price $117.50,
Expires 7/01/22 ..................................... 1 1 00 ,000 (31)
U.S. Treasury 30 Year Bonds Futures , July Strike Price $134.00,
Expires 7/22/22 ..................................... 1 100,000 (422)
U.S. Treasury 5 Year Notes Futures , July Strike Price $110.00,
Expires 7/22/22 ..................................... 1 100,000 (78)
(922)
Total Options Written (Premiums received $33,156) .............................
$ (50,258)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $22,904,060, representing 4.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount is stated in 100 Mexican Peso Units.
g
Principal amount of security is adjusted for inflation. See Note 1(g).
h
The coupon rate shown represents the rate at period end.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
m
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
n
Security purchased on a when-issued basis. See Note 1(c).
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 3(e) regarding investments in affiliated management investment companies.
q
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 45 $ 8,526,375 9/16/22 $ 13,873
Interest rate contracts
3-month SOFR .............................. Short 8 1,940,900 12/20/22 (2,149)
90-day Eurodollar ............................ Long 38 9,171,763 12/19/22 51,157
U.S. Treasury 10 Year Notes .................... Short 53 6,282,156 9/21/22 (1,742)
U.S. Treasury 10 Year Notes .................... Long 55 6,519,219 9/21/22 21,115
U.S. Treasury 10 Year Ultra Notes ................ Short 16 2,038,000 9/21/22 (76,743)
U.S. Treasury 2 Year Notes ..................... Long 39 8,190,609 9/30/22 70,237
U.S. Treasury 5 Year Notes ..................... Short 12 1,347,000 9/30/22 (34,796)
U.S. Treasury 5 Year Notes ..................... Long 85 9,541,250 9/30/22 190,691
U.S. Treasury Long Bonds ..................... Short 1 138,625 9/21/22 (6,376)
U.S. Treasury Ultra Bonds ...................... Short 8 1,234,750 9/21/22 (61,512)
U.S. Treasury Ultra Bonds ...................... Long 8 1,234,750 9/21/22 (25,291)
Total Futures Contracts ...................................................................... $138,464
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swedish Krona ..... GSCO Buy 6,200,000 618,169 7/07/22 $ — $ (12,081)
Swedish Krona ..... HSBC Sell 6,200,000 607,099 7/07/22 1,011 —
Brazilian Real ...... HSBC Sell 2,720,000 524,200 7/18/22 6,612 —
Euro ............. BRCP Sell 450,000 468,792 7/26/22 — (3,436)
Euro ............. JPHQ Buy 2,190,000 2,327,094 7/26/22 — (28,920)
Polish Zloty ........ JPHQ Sell 2,310,000 506,753 7/27/22 — (6,960)
Polish Zloty ........ UBSW Buy 4,870,000 1,088,071 7/27/22 — (5,048)
Columbian Peso .... JPHQ Sell 1,550,000,000 376,447 7/28/22 4,740 —
South Korean Won .. JPHQ Buy 50,000,000 38,756 7/28/22 51 —
South Korean Won .. JPHQ Sell 1,060,000,000 837,296 7/28/22 14,596 —
Chilean Peso ...... JPHQ Buy 1,010,000,000 1,142,922 8/05/22 — (49,034)
Chilean Peso ...... JPHQ Sell 190,000,000 206,690 8/05/22 909 —
Thai Baht ......... NAB Buy 4,500,000 130,514 8/10/22 — (2,837)
South African Rand .. HSBC Sell 7,900,000 486,618 8/17/22 3,135 —
Hungarian Forint .... HSBC Buy 155,000,000 424,341 8/23/22 — (18,100)
Mexican Peso ...... JPHQ Sell 22,500,000 1,103,414 8/24/22 — (4,853)
British Pound ...... HSBC Sell 470,000 588,368 8/25/22 15,765 —
British Pound ...... JPHQ Buy 20,000 23,899 8/25/22 468 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
At June 30, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... MSCO Sell 800,000 558,982 9/07/22 $ 6,472 $ —
Malaysian Ringgit ... GSCO Sell 1,380,000 312,394 9/21/22 — (1,200)
Japanese Yen ...... JPHQ Buy 348,000,000 2,651,570 9/26/22 — (71,582)
Swedish Krona ..... HSBC Buy 6,200,000 609,570 10/07/22 — (989)
Total Forward Exchange Contracts ................................................... $53,759 $(205,040)
Net unrealized appreciation (depreciation) ............................................ $(151,281)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.38 .. 1.00% Quarterly 6/20/27 12,000,000 $ 3,333 $ 13,631 $ (10,298)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,333 $13,631 $(10,298)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 575,000 (10,482) 1,328 (11,810) BBB
Total OTC Swap Contracts .............................................. $(10,482) $1,328 $(11,810)
Total Credit Default Swap Contracts .................................... $(7,149) $ 14,959 $(22,108)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

(a)
In U.S. dollars unless otherwise indicated.
See No te 9 regarding other derivative information.
See Abbreviations on page FA- 64 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.27% .... Annual 4/30/29 2,617,000 $ (75,429) $ (75,429) $ —
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.62% .... Annual 2/15/48 1,530,000 29,694 29,694 —
Total Interest Rate Swap Contracts ............................... $(45,735) $ (45,735) $—

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $564,907,098
Cost - Non-controlled affiliates (Note 3e) ........................................................ 26,022,075
Value - Unaffiliated issuers .................................................................. $555,362,591
Value - Non-controlled affiliates (Note 3e) ....................................................... 26,022,075
Cash .................................................................................... 276,945
Foreign currency, at value (cost $369,459) ........................................................ 368,680
Receivables:
Investment securities sold ................................................................... 13,181,363
Capital shares sold ........................................................................ 198,379
Dividends and interest ..................................................................... 2,028,747
Deposits with brokers for:
Futures contracts ........................................................................ 789,695
Centrally cleared swap contracts ............................................................ 360,702
Variation margin on centrally cleared swap contracts ............................................... 12,458
OTC swap contracts (upfront payments $1,623) .................................................... 1,328
Unrealized appreciation on OTC forward exchange contracts .......................................... 53,759
Total assets .......................................................................... 598,656,722
Liabilities:
Payables:
Investment securities purchased .............................................................. 21,835,597
Capital shares redeemed ................................................................... 731,972
Management fees ......................................................................... 205,626
Distribution fees .......................................................................... 148,610
Trustees' fees and expenses ................................................................. 613
Variation margin on futures contracts ........................................................... 297,864
Unrealized depreciation on OTC swap contracts .................................................... 11,810
Options written, at value (premiums received $33,156) ............................................... 50,258
Unrealized depreciation on OTC forward exchange contracts .......................................... 205,040
Deferred tax ............................................................................... 8,813
Accrued expenses and other liabilities ........................................................... 285,474
Total liabilities ......................................................................... 23,781,677
Net assets, at value ................................................................. $574,875,045
Net assets consist of:
Paid-in capital ............................................................................. $567,259,988
Total distributable earnings (losses) ............................................................. 7,615,057
Net assets, at value ................................................................. $574,875,045

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $710,010
Shares outstanding ........................................................................ 161,065
Net asset value and maximum offering price per share ............................................. $4.41
Class 2:
Net assets, at value ....................................................................... $237,959,516
Shares outstanding ........................................................................ 54,475,838
Net asset value and maximum offering price per share ............................................. $4.37
Class 4:
Net assets, at value ....................................................................... $336,205,519
Shares outstanding ........................................................................ 73,988,403
Net asset value and maximum offering price per share ............................................. $4.54

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $215,637)
Unaffiliated issuers ........................................................................ $4,007,321
Non-controlled affiliates ( Note 3e) ............................................................. 31,818
Interest: (net of foreign taxes of $940)
Unaffiliated issuers ........................................................................ 2,392,038
Total investment income ................................................................... 6,431,177
Expenses:
Management fees (Note 3 a ) ................................................................... 1,756,500
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 333,523
    Class 4 ................................................................................ 649,506
Custodian fees (Note 4 ) ...................................................................... 8,813
Reports to shareholders fees .................................................................. 44,807
Professional fees ........................................................................... 58,341
Trustees' fees and expenses .................................................................. 3,733
Other .................................................................................... 43,744
Total expenses ......................................................................... 2,898,967
Expense reductions (Note 4 ) ............................................................... (21)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (123,347)
Net expenses ......................................................................... 2,775,599
Net investment income ................................................................ 3,655,578
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $6,411)
Unaffiliated issuers ...................................................................... 25,754,557
Non-controlled affiliates (Note 3e) ........................................................... (1,396,313)
Written options ........................................................................... 1,353
Foreign currency transactions ................................................................ 8,642
Forward exchange contracts ................................................................. (78,219)
Futures contracts ......................................................................... (3,269,363)
Swap contracts ........................................................................... (11,332)
Net realized gain (loss) .................................................................. 21,009,325
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (144,753,984)
Non-controlled affiliates (Note 3e) ........................................................... 1,151,023
Translation of other assets and liabilities denominated in foreign currencies .............................. 9,508
Written options ........................................................................... (17,102)
Forward exchange contracts ................................................................. (151,281)
Futures contracts ......................................................................... 66,848
Swap contracts ........................................................................... (18,342)
Change in deferred taxes on unrealized appreciation ............................................... 20,607
Net change in unrealized appreciation (depreciation) ............................................ (143,692,723)
Net realized and unrealized gain (loss) ............................................................ (122,683,398)
Net increase (decrease) in net assets resulting from operations .......................................... $(119,027,820)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Allocation VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,655,578 $5,721,145
Net realized gain (loss) ................................................. 21,009,325 66,714,704
Net change in unrealized appreciation (depreciation) ........................... (143,692,723) 11,744,579
Net increase (decrease) in net assets resulting from operations ................ (119,027,820) 84,180,428
Distributions to shareholders:
Class 1 ............................................................. (86,111) (15,547)
Class 2 ............................................................. (28,489,853) (7,020,699)
Class 4 ............................................................. (38,575,172) (6,571,792)
Total distributions to shareholders .......................................... (67,151,136) (13,608,038)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 96,420 (44,550)
Class 2 ............................................................. 13,923,515 (128,346,341)
Class 4 ............................................................. 25,358,420 (29,324,411)
Total capital share transactions ............................................ 39,378,355 (157,715,302)
Net increase (decrease) in net assets ................................... (146,800,601) (87,142,912)
Net assets:
Beginning of period ..................................................... 721,675,646 808,818,558
End of period .......................................................... $574,875,045 $721,675,646

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Franklin Allocation VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 44.3% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued or Delayed
Delivery and TBA Basis
The Fund purchases securities on a when-issued or delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2022, the Fund had OTC
derivatives in a net liability position for such contracts of
$215,522.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 4,496 $24,526 11,749 $68,109
Shares issued in reinvestment of distributions .......... 19,526 86,111 2,704 15,547
Shares redeemed ............................... (2,588) (14,217) (22,563) (128,206)
Net increase (decrease) .......................... 21,434 $96,420 (8,110) $(44,550)
Class 2 Shares:
Shares sold ................................... 1,500,739 $8,051,897 2,481,710 $14,077,892
Shares issued in reinvestment of distributions .......... 6,519,416 28,489,853 1,231,702 7,020,699
Shares redeemed ............................... (4,236,715) (22,618,235) (26,406,666) (149,444,932)
Net increase (decrease) .......................... 3,783,440 $13,923,515 (22,693,254) $(128,346,341)
Class 4 Shares:
Shares sold ................................... 1,264,895 $7,114,575 1,953,061 $11,577,200
Shares issued in reinvestment of distributions .......... 8,478,060 38,575,172 1,113,863 6,571,792
Shares redeemed ............................... (3,644,251) (20,331,327) (8,025,411) (47,473,403)
Net increase (decrease) .......................... 6,098,704 $25,358,420 (4,958,487) $(29,324,411)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Western Asset Management Company, LLC (Western) Investment manager
Western Asset Management Company, Limited (Western London) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and p aid monthly, to Advisers of 0.55 % per year of the average daily net assets of the Fund .
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Subadvisors
Brandywine (Effective May 9, 2022)
ClearBridge (Effective April 22, 2022)
FT Institutional
Global Advisors
Western (Effective June 13, 2022)
Western London (Effective June 13, 2022)
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57%, based on the average net assets of each class until
April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, paydown losses, bond discounts and premiums and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 18,002,980 $ 153,857,112 $ (158,224,079) $ — $ — $ 13,636,013 13,636,013 $ 30,979
Templeton Global Bond VIP
Fund, Class 1 ............ 7,062,310 — (6,817,020) (1,396,313) 1,151,023 —  — —
Western Asset Premier
Institutional Government
Reserves, Class Premium, 1.4% — 39,637,514 (28,107,817) — — 11,529,697 11,529,697 —
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium, 0.9% — 19,734,956 (18,878,591) — — 856,365 856,365 839
Total Affiliated Securities ... $25,065,290 $213,229,582 $(212,027,507) $(1,396,313) $1,151,023 $26,022,075 $31,818
Cost of investments .......................................................................... $596,898,740
Unrealized appreciation ........................................................................ $39,995,537
Unrealized depreciation ........................................................................ (55,625,569)
Net unrealized appreciation (depreciation) .......................................................... $(15,630,032)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$455,722,545 and $457,443,503, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 8,469
a
Options written, at value $ 50,258
Variation margin on futures
contracts
333,200
b
Variation margin on futures
contracts
208,609
b
Variation margin on centrally
cleared swap contracts
—
c
Variation margin on centrally
cleared swap contracts
—
c
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
53,759 Unrealized depreciation on OTC
forward exchange contracts
205,040
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
10,298
c
OTC swap contracts (upfront
payments)
1,328 OTC swap contracts (upfront
receipts)
—
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
11,810
Equity contracts ...........
Variation margin on futures
contracts
13,873
b
Variation margin on futures
contracts
—
Total .................... $410,629 $486,015

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts were as follows:
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
a
Purchased option contracts are included in the net change in unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $— Investments $3,089
a
Written options 1,353 Written options (17,102)
Futures contracts 668,421 Futures contracts 309,727
Foreign exchange contracts .....
Forward exchange contracts (78,219) Forward exchange contracts (151,281)
Credit contracts ...............
Swap contracts (11,332) Swap contracts (18,342)
Equity Contracts ..............
Futures contracts (3,937,784) Futures contracts (242,879)
Total ....................... $(3,357,561) $(116,788)
a
Purchased option contracts are included in the net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
Franklin
Allocation VIP
Fund
Futures contracts ......................... $39,889,079
Swap Contracts .......................... 3,113,857
Forward exchange contracts ................. 4,226,748
Options ................................. 928,571
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 9,110,140 $ 3,687,905 $ — $ 12,798,045
Air Freight & Logistics ................... 3,173,093 1,002,124 — 4,175,217
Airlines .............................. 119,269 258,008 — 377,277
Auto Components ...................... 670,430 1,948,569 — 2,618,999
Automobiles .......................... 1,520,785 2,090,384 — 3,611,169
Banks ............................... 8,342,216 8,456,575 — 16,798,791
Beverages ........................... 4,752,365 1,020,104 — 5,772,469
Biotechnology ......................... 3,807,389 2,666,902 — 6,474,291
Building Products ...................... 996,720 461,928 — 1,458,648
Capital Markets ........................ 6,541,831 3,515,562 — 10,057,393
Chemicals ........................... 5,578,771 4,094,821 — 9,673,592
Commercial Services & Supplies ........... 630,609 45,164 — 675,773
Communications Equipment .............. 3,540,855 124,488 — 3,665,343
Construction & Engineering ............... — 330,458 — 330,458
Construction Materials .................. 1,031,780 570,863 — 1,602,643
Consumer Finance ..................... 2,489,391 — — 2,489,391
Containers & Packaging ................. 220,825 — — 220,825
Distributors ........................... 113,449 — — 113,449
Diversified Financial Services ............. 2,395,205 668,087 — 3,063,292
Diversified Telecommunication Services ..... 701,804 2,023,809 — 2,725,613
Electric Utilities ........................ 3,171,763 1,072,791 — 4,244,554
Electrical Equipment .................... 2,387,431 392,029 — 2,779,460
Electronic Equipment, Instruments &
Components ........................ 3,967,609 509,166 — 4,476,775
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Energy Equipment & Services ............. $ — $ 861,774 $ — $ 861,774
Entertainment ......................... 1,582,256 1,304,480 — 2,886,736
Equity Real Estate Investment Trusts (REITs) . 4,939,955 858,569 — 5,798,524
Food & Staples Retailing ................. 1,329,563 1,274,058 — 2,603,621
Food Products ........................ 1,990,742 1,568,679 — 3,559,421
Gas Utilities .......................... 104,755 358,324 — 463,079
Health Care Equipment & Supplies ......... 6,757,183 2,705,221 — 9,462,404
Health Care Providers & Services .......... 9,671,575 749,866 — 10,421,441
Health Care Technology ................. 248,940 — — 248,940
Hotels, Restaurants & Leisure ............. 3,111,561 502,232 — 3,613,793
Household Durables .................... 151,574 1,062,596 — 1,214,170
Household Products .................... 1,396,779 — — 1,396,779
Independent Power and Renewable Electricity
Producers .......................... 302,351 107,255 — 409,606
Industrial Conglomerates ................ 1,155,121 2,420,701 — 3,575,822
Insurance ............................ 5,046,665 3,405,117 — 8,451,782
Interactive Media & Services .............. 10,179,398 127,669 — 10,307,067
Internet & Direct Marketing Retail .......... 7,205,567 1,980,599 — 9,186,166
IT Services ........................... 10,325,942 3,675,434 — 14,001,376
Leisure Products ....................... — 84,213 — 84,213
Life Sciences Tools & Services ............ 5,530,227 1,201,209 — 6,731,436
Machinery ............................ 6,465,135 1,162,458 — 7,627,593
Marine .............................. — 232,347 — 232,347
Media ............................... 4,394,457 2,666,094 — 7,060,551
Metals & Mining ....................... 425,575 2,375,001 — 2,800,576
Multiline Retail ........................ 235,009 381,643 — 616,652
Multi-Utilities .......................... 3,848,119 721,154 — 4,569,273
Oil, Gas & Consumable Fuels ............. 8,077,135 5,896,672 — 13,973,807
Paper & Forest Products ................. 78,091 — — 78,091
Personal Products ..................... 141,425 976,990 — 1,118,415
Pharmaceuticals ....................... 8,753,905 7,683,616 — 16,437,521
Professional Services ................... 1,769,019 2,312,749 — 4,081,768
Real Estate Management & Development .... 245,530 617,797 — 863,327
Road & Rail .......................... 2,692,590 345,784 — 3,038,374
Semiconductors & Semiconductor Equipment . 10,245,853 3,543,727 — 13,789,580
Software ............................. 25,830,486 2,174,374 — 28,004,860
Specialty Retail ........................ 4,128,590 219,432 — 4,348,022
Technology Hardware, Storage & Peripherals . 8,235,843 1,229,992 — 9,465,835
Textiles, Apparel & Luxury Goods .......... 1,472,604 1,369,186 — 2,841,790
Thrifts & Mortgage Finance ............... — 703,604 — 703,604
Tobacco ............................. 424,508 1,372,951 — 1,797,459
Trading Companies & Distributors .......... 1,618,545 1,578,138 — 3,196,683
Water Utilities ......................... 240,859 — — 240,859
Wireless Telecommunication Services ....... 150,416 677,864 — 828,280
Management Investment Companies ......... 12,253,569 — — 12,253,569
Preferred Stocks ........................ — 194,281 — 194,281
Private Limited Partnership Funds ............ 1,643,367 — — 1,643,367
Corporate Bonds ........................ — 60,135,362 — 60,135,362
Foreign Government and Agency Securities .... — 10,935,187 — 10,935,187
U.S. Government and Agency Securities ....... — 110,542,484 — 110,542,484
Asset-Backed Securities .................. — 3,686,464 — 3,686,464
Commercial Mortgage-Backed Securities ...... — 1,424,791 — 1,424,791
Mortgage-Backed Securities ................ — 22,105,390 — 22,105,390
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Municipal Bonds ......................... $ — $ 5,309,566 $ — $ 5,309,566
Residential Mortgage-Backed Securities ...... — 177,267 — 177,267
Options purchased ....................... 8,469 — — 8,469
Short Term Investments ................... 29,771,585 — — 29,771,585
Total Investments in Securities ........... $269,444,568 $311,940,098
a
$— $581,384,666
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 53,759 $ — $ 53,759
Futures contracts ........................ 347,073 — — 347,073
Total Other Financial Instruments ......... $347,073 $53,759 $— $400,832
Liabilities:
Other Financial Instruments:
Options written .......................... $ 50,258 $ — $ — $ 50,258
Forward exchange contracts ................ — 205,040 — 205,040
Futures contracts ........................ 208,609 — — 208,609
Swap contracts .......................... — 22,108 — 22,108
Total Other Financial Instruments ......... $258,867 $227,148 $— $486,015
a
Includes foreign securities valued at $97,326,115, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BRCP
Barclays Capital, Inc.
GSCO
Goldman Sachs Group, Inc.
HSBC
HSBC Bank USA, NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
NAB
National Australia Bank Ltd.
UBSW
UBS AG
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
PLN
Polish Zloty
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
CDI
CREST Depository Interest
CLO
Collateralized Loan Obligation
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
REIT
Real Estate Investment Trust
SDR
Swedish Depository Receipt
Selected Portfolio (continued)
SOFR
Secured Overnight Financing Rate
TIPS
Treasury Inflation Protected Securities

FGR-1
Semiannual Report
Franklin Global Real Estate VIP Fund
This semi annual report for Franklin Global Real Estate VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -21.36% total return* for the six-month period ended June 30, 2022.
*The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FGR-2
Semiannual Report
Franklin Global Real Estate VIP Fund
Fund Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of companies located anywhere in the
world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like
entities domiciled outside the U.S.; companies qualifying
under U.S. federal tax law as REITs; and companies that
derive at least half of their assets or revenues from the
ownership, management, development or sale of residential
or commercial real estate (such as real estate operating or
service companies).
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund
concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and
increased susceptibility to adverse economic or regulatory
developments affecting the sector. The Fund’s investments
in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular
market segment, they are more susceptible to adverse
developments affecting a single project or market segment
than more broadly diversified investments. Foreign investing, especially in emerging markets, involves additional risks
such as currency and market volatility, as well as political and social instability. The Fund is actively managed but there is no guarantee that the manager’s investment decisions
will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the FTSE
®
EPRA
®
/
NAREIT
®
Developed Index posted a -20.35% total return for
the same period.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -20.18% total return for the six months ended June 30,
2022.
1
The combination of resilient consumer demand and
persistent supply-chain disruptions contributed to higher
inflation in many countries. This inflationary pressure
led many of the world’s central banks to adopt less
accommodative stances regarding monetary policy. The
Chinese government’s imposition of new lockdowns to quell
the spread of the Omicron variant of COVID-19 pressured
Asian and global emerging market stocks. Russia’s
invasion of Ukraine also increased investor uncertainty, as
international sanctions on Russia constrained companies
that do business with Russia and disrupted global economic
activity and commodity markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
Portfolio Composition
6/30/22
% of Total
Net Assets
Equity Real Estate Investment Trusts (REITs) 82.7%
Real Estate Management & Development 14.8%
Other 0.7%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Global Real Estate VIP Fund
FGR-3
Semiannual Report
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
We seek to limit price volatility by investing across markets and property types. When selecting investments for the
Fund’s portfolio, we apply a “bottom-up” stock selection
process that incorporates macro-level views in the evaluation process. Our portfolio construction process combines
bottom-up analysis of individual stock and real estate
market fundamentals and top-down macro overlays to
provide country/regional, property type and company size
perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
During the six months under review, the Fund’s performance
relative to the FTSE EPRA/NAREIT Developed Index
benefited from an underweighted position in the regional
malls subsector, which has been pressured by the
perceived negative impact of rising interest rates on
consumer discretionary spending. In particular, the Fund’s
underweighting to U.S. mall operator Simon Property
Group was a leading positive relative contributor. The
Fund also benefited from stock selection in Asia, where
several holdings, notably Mitsui Fudosan, Capitaland
Investment and Nomura Real Estate Holdings, produced
strong returns. Mitsui Fudosan is an owner, manager
and developer of commercial and residential real estate
predominantly in Japan, and strength in its property
sales division led the company to upgrade its 2022 profit
guidance and shareholder return (higher dividend and
buyback). Capitaland is a Singapore-listed global real
estate investment manager with assets mostly in the Asia
Pacific region and has performed well since the company’s
restructuring in September 2021. The company also reported
a recovery in its lodging business as COVID-19 restrictions
eased. Nomura Real Estate saw robust housing sales
trends over the period with activity levels recovering to pre-
COVID-19 levels.
The Fund’s overweighted position to the industrial property
subsector was a leading relative detractor over the period,
with industrial REITs broadly selling off after Amazon.com
(not a Fund holding), a significant tenant, announced they
had too much warehouse space following their significant
expansion in recent years. Industrial holdings that detracted
Top 10 Countries
6/30/22
a
% of Total
Net Assets
a a
United States 59.3%
Japan 9.8%
United Kingdom 6.0%
Hong Kong 4.2%
Singapore 4.0%
Australia 3.6%
Canada 2.8%
Germany 2.5%
Belgium 1.9%
Spain 1.5%

Franklin Global Real Estate VIP Fund
FGR-4
Semiannual Report
included an off-benchmark stake in Goodman Group and
a position in Segro. Goodman Group is an Australian-
listed manager/developer with operations across several
continents, while Segro is an owner/developer predominantly
focused on infill locations in the U.K.
Other detractors included holdings in diversified Swedish
company Fastighets AB Balder and German apartment
landlord Vonovia. Shares of Balder declined on account of
the sharp rise in interest rates that occurred, recognizing the higher leverage and shorter interest-rate maturity profiles
that are inherent within the Swedish property segment
broadly. Vonovia shares underperformed due to investor
concerns over its higher leverage during a time of rising
interest rates and its rent growth profile amid higher inflation.
Thank you for your participation in Franklin Global Real
Estate VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Prologis, Inc. 6.5%
Equity Real Estate Investment Trusts (REITs),
United States
Equinix, Inc. 4.4%
Equity Real Estate Investment Trusts (REITs),
United States
Public Storage 4.2%
Equity Real Estate Investment Trusts (REITs),
United States
AvalonBay Communities, Inc. 3.4%
Equity Real Estate Investment Trusts (REITs),
United States
Realty Income Corp. 3.3%
Equity Real Estate Investment Trusts (REITs),
United States
Welltower, Inc. 3.2%
Equity Real Estate Investment Trusts (REITs),
United States
Mitsui Fudosan Co. Ltd. 2.8%
Real Estate Management & Development,
Japan
Camden Property Trust 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
UDR, Inc. 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
American Homes 4 Rent 2.5%
Equity Real Estate Investment Trusts (REITs),
United States

Class 1 Fund Expenses
Franklin Global Real Estate VIP Fund
FGR-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $786.40 $4.43 $1,019.84 $5.01 1.00%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.06 $14.66 $17.99 $15.41 $16.96 $15.83
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.19 0.39 0.29 0.33 0.17
Net realized and unrealized gains (losses) (4.03) 3.76 (1.59) 3.15 (1.41) 1.52
Total from investment operations ........ (3.88) 3.95 (1.20) 3.44 (1.08) 1.69
Less distributions from:
Net investment income .............. (0.39) (0.18) (0.54) (0.50) (0.47) (0.56)
Net realized gains ................. (1.04) (0.37) (1.59) (0.36) — —
Total distributions ................... (1.43) (0.55) (2.13) (0.86) (0.47) (0.56)
Net asset value, end of period .......... $12.75 $18.06 $14.66 $17.99 $15.41 $16.96
Total return
c
....................... (21.36)% 27.20% (5.17)% 22.62% (6.52)% 10.76%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.16% 1.24% 1.14% 1.15% 1.14%
Expenses net of waiver and payments by
affiliates .......................... 1.00%
e
1.00%
e
1.00%
e
1.04%
e
1.15%
e
1.14%
f
Net investment income ............... 1.88% 1.14% 2.73% 1.66% 1.92% 1.04%
Supplemental data
Net assets, end of period (000’s) ........ $771 $1,001 $966 $1,057 $878 $819
Portfolio turnover rate ................ 8.71% 26.48% 23.01% 28.34% 17.78% 22.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.47 $14.21 $17.50 $15.00 $16.52 $15.42
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.14 0.35 0.24 0.27 0.13
Net realized and unrealized gains (losses) (3.89) 3.63 (1.56) 3.08 (1.36) 1.47
Total from investment operations ........ (3.76) 3.77 (1.21) 3.32 (1.09) 1.60
Less distributions from:
Net investment income .............. (0.35) (0.14) (0.49) (0.46) (0.43) (0.50)
Net realized gains ................. (1.04) (0.37) (1.59) (0.36) — —
Total distributions ................... (1.39) (0.51) (2.08) (0.82) (0.43) (0.50)
Net asset value, end of period .......... $12.32 $17.47 $14.21 $17.50 $15.00 $16.52
Total return
c
....................... (21.40)% 26.79% (5.39)% 22.37% (6.77)% 10.47%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.42% 1.41% 1.48% 1.39% 1.40% 1.39%
Expenses net of waiver and payments by
affiliates .......................... 1.25%
e
1.25%
e
1.25%
e
1.29%
e
1.40%
e
1.39%
f
Net investment income ............... 1.62% 0.88% 2.47% 1.41% 1.67% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $117,250 $154,411 $134,051 $159,153 $146,408 $183,532
Portfolio turnover rate ................ 8.71% 26.48% 23.01% 28.34% 17.78% 22.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Global Real Estate VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Diversified Telecommunication Services 0.7%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,622 $ 880,365
Equity Real Estate Investment Trusts (REITs) 82.7%
Aedifica SA .......................................... Belgium 14,206 1,364,881
Alexandria Real Estate Equities, Inc. ....................... United States 18,430 2,672,903
Allied Properties Real Estate Investment Trust ................ Canada 33,751 870,258
American Homes 4 Rent, A .............................. United States 84,880 3,008,147
Americold Realty Trust, Inc. .............................. United States 37,133 1,115,475
AvalonBay Communities, Inc. ............................ United States 20,860 4,052,055
Camden Property Trust ................................. United States 23,933 3,218,510
Canadian Apartment Properties REIT ...................... Canada 46,779 1,628,834
Capital & Counties Properties plc ......................... United Kingdom 504,562 861,322
CapitaLand Integrated Commercial Trust .................... Singapore 946,551 1,479,615
Cousins Properties, Inc. ................................ United States 53,430 1,561,759
Derwent London plc ................................... United Kingdom 39,375 1,255,214
Dexus .............................................. Australia 179,731 1,105,329
Equinix , Inc. ......................................... United States 7,845 5,154,322
Equity LifeStyle Properties, Inc. ........................... United States 33,693 2,374,346
First Industrial Realty Trust, Inc. .......................... United States 26,121 1,240,225
Gecina SA .......................................... France 10,031 941,364
GLP J- Reit .......................................... Japan 1,082 1,325,702
Goodman Group ...................................... Australia 167,140 2,063,949
GPT Group (The) ..................................... Australia 381,115 1,113,960
H&R Real Estate Investment Trust ........................ Canada 84,000 812,461
Healthcare Realty Trust, Inc. ............................. United States 39,500 1,074,400
Healthpeak Properties, Inc. .............................. United States 62,596 1,621,862
Host Hotels & Resorts, Inc. .............................. United States 98,524 1,544,856
Japan Hotel REIT Investment Corp. ........................ Japan 2,416 1,211,224
Kenedix Office Investment Corp. .......................... Japan 256 1,287,196
Kilroy Realty Corp. .................................... United States 21,104 1,104,372
Life Storage, Inc. ...................................... United States 9,681 1,080,980
Link REIT ........................................... Hong Kong 179,002 1,462,682
Mapletree Logistics Trust ............................... Singapore 1,138,650 1,377,895
Merlin Properties Socimi SA ............................. Spain 92,143 892,302
NETSTREIT Corp. .................................... United States 56,215 1,060,777
b
Nippon Building Fund, Inc. .............................. Japan 169 843,276
NTT UD REIT Investment Corp. .......................... Japan 971 1,060,223
Orix JREIT, Inc. ....................................... Japan 851 1,155,942
Prologis, Inc. ......................................... United States 65,704 7,730,076
Public Storage ....................................... United States 15,918 4,977,081
Realty Income Corp. ................................... United States 57,521 3,926,384
Regency Centers Corp. ................................. United States 46,136 2,736,326
Rexford Industrial Realty, Inc. ............................ United States 43,031 2,478,155
RPT Realty .......................................... United States 49,786 489,396
c
Ryman Hospitality Properties, Inc. ......................... United States 15,578 1,184,395
Sabra Health Care REIT, Inc. ............................ United States 43,400 606,298
SBA Communications Corp. ............................. United States 3,234 1,035,042
Segro plc ........................................... United Kingdom 199,707 2,383,665
Simon Property Group, Inc. .............................. United States 15,798 1,499,546
Spirit Realty Capital, Inc. ................................ United States 45,574 1,721,786
UDR, Inc. ........................................... United States 69,704 3,209,172
UNITE Group plc (The) ................................. United Kingdom 83,064 1,079,537
VICI Properties, Inc. ................................... United States 91,449 2,724,266
Welltower , Inc. ....................................... United States 46,390 3,820,217
97,599,960
Real Estate Management & Development 14.8%
Capitaland Investment Ltd. .............................. Singapore 667,222 1,836,343

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Castellum AB ........................................ Sweden 52,265 $ 673,728
a
CTP NV, 144A, Reg S .................................. Netherlands 52,752 607,227
c
Fastighets AB Balder, B ................................. Sweden 189,549 908,024
Grainger plc ......................................... United Kingdom 428,154 1,465,351
Hang Lung Properties Ltd. ............................... Hong Kong 441,161 839,446
Mitsui Fudosan Co. Ltd. ................................ Japan 152,383 3,273,323
New World Development Co. Ltd. ......................... Hong Kong 180,713 650,948
Nomura Real Estate Holdings, Inc. ........................ Japan 57,577 1,408,385
Shurgard Self Storage SA ............................... Belgium 18,340 855,260
Sun Hung Kai Properties Ltd. ............................ Hong Kong 166,991 1,977,171
Vonovia SE .......................................... Germany 94,534 2,924,787
17,419,993
Total Common Stocks (Cost $89,788,324) ......................................
115,900,318
Short Term Investments 1.0%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.0%
d
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value
$1,152,376)
BNP Paribas Securities Corp. (Maturity Value $630,718)
Deutsche Bank Securities, Inc. (Maturity Value $32,843)
HSBC Securities (USA), Inc. (Maturity Value $488,815)
Collateralized by U.S. Government Agency Securities, 2% - 6%,
12/28/37 - 12/20/51; U.S. Government Agency Strips, 7/15/23; and
U.S. Treasury Notes, 0.25% - 0.75%, 7/31/25 - 3/31/26 (valued at
$1,175,735) ........................................ 1,152,331 1,152,331
Total Repurchase Agreements (Cost $1,152,331) ................................
1,152,331
Country Shares
e
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 33,000 33,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-10
See Abbreviations on page FGR-21.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $8,504)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $8,674) ................................... 8,504 $ 8,504
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $41,504) ...............................................................
41,504
Total Short Term Investments (Cost $1,193,835 ) .................................
1,193,835
a
Total Investments (Cost $90,982,159) 99.2% ....................................
$117,094,153
Other Assets, less Liabilities 0.8% .............................................
927,597
Net Assets 100.0% ...........................................................
$118,021,750
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $1,487,592, representing 1.3% of net assets.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).
c
Non-income producing.
d
See Note 1(c) regarding joint repurchase agreement.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-11
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $89,788,324
Cost - Non-controlled affil iates (Note 3e) ........................................................ 33,000
Cost - Unaffiliated repurchase agreements ...................................................... 1,160,835
Value - Unaffiliated issuers (Includes securities loaned of $39,918) .................................... $115,900,318
Value - Non-controlled affiliates (Note 3e) ....................................................... 33,000
Value - Unaffiliated repurchase agreements ...................................................... 1,160,835
Foreign currency, at value (cost $6,276) .......................................................... 6,269
Receivables:
Capital shares sold ........................................................................ 280
Dividends and interest ..................................................................... 466,359
European Union tax reclaims (Note 1 e ) ......................................................... 903,754
Total assets .......................................................................... 118,470,815
Liabilities:
Payables:
Capital shares redeemed ................................................................... 124,926
Management fees ......................................................................... 89,870
Distribution fees .......................................................................... 24,797
Reports to shareholders fees ................................................................ 57,166
Professional fees ......................................................................... 44,218
Trustees' fees and expenses ................................................................. 551
Payable upon return of securities loaned (Note 1 d ) .................................................. 41,504
Accrued expenses and other liabilities ........................................................... 66,033
Total liabilities ......................................................................... 449,065
Net assets, at value ................................................................. $118,021,750
Net assets consist of:
Paid-in capital ............................................................................. $96,067,892
Total distributable earnings (losses) ............................................................. 21,953,858
Net assets, at value ................................................................. $118,021,750
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $771,470
Shares outstanding ........................................................................ 60,513
Net asset value and maximum offering price per share ............................................. $12.75
Class 2:
Net assets, at value ....................................................................... $117,250,280
Shares outstanding ........................................................................ 9,520,731
Net asset value and maximum offering price per share ............................................. $12.32

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGR-12
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $185,444)
Unaffiliated issuers ........................................................................ $1,978,137
Interest:
Unaffiliated issuers ........................................................................ 957
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,202
Non-controlled affiliates (Note 3 e ) ............................................................. 21
Total investment income ................................................................... 1,981,317
Expenses:
Management fees (Note 3 a ) ................................................................... 723,935
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 171,250
Custodian fees (Note 4 ) ...................................................................... 4,137
Reports to shareholders fees .................................................................. 12,446
Professional fees ........................................................................... 36,099
Trustees' fees and expenses .................................................................. 1,207
Other .................................................................................... 26,703
Total expenses ......................................................................... 975,777
Expense reductions (Note 4 ) ............................................................... (4)
Expenses waived/paid by affiliates ( Note 3e and 3f) .............................................. (115,057)
Net expenses ......................................................................... 860,716
Net investment income ................................................................ 1,120,601
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (101,336)
Foreign currency transactions ................................................................ (21,909)
Net realized gain (loss) .................................................................. (123,245)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (33,692,552)
Translation of other assets and liabilities denominated in foreign currencies .............................. (90,915)
Net change in unrealized appreciation (depreciation) ............................................ (33,783,467)
Net realized and unrealized gain (loss) ............................................................ (33,906,712)
Net increase (decrease) in net assets resulting from operations .......................................... $(32,786,111)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGR-13
Franklin Global Real Estate VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,120,601 $1,289,600
Net realized gain (loss) ................................................. (123,245) 10,956,207
Net change in unrealized appreciation (depreciation) ........................... (33,783,467) 22,199,213
Net increase (decrease) in net assets resulting from operations ................ (32,786,111) 34,445,020
Distributions to shareholders:
Class 1 ............................................................. (78,041) (29,467)
Class 2 ............................................................. (11,968,613) (4,585,707)
Total distributions to shareholders .......................................... (12,046,654) (4,615,174)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 58,241 (147,334)
Class 2 ............................................................. 7,383,392 (9,286,881)
Total capital share transactions ............................................ 7,441,633 (9,434,215)
Net increase (decrease) in net assets ................................... (37,391,132) 20,395,631
Net assets:
Beginning of period ..................................................... 155,412,882 135,017,251
End of period .......................................................... $118,021,750 $155,412,882

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Global Real Estate VIP Fund
FGR-14
Semiannual Report
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Global Real Estate VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 82.1% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-15
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2022.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-16
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-17
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. The Fund intends to
distribute substantially all of the income quarterly.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 66 $1,080 98 $1,479
Shares issued in reinvestment of distributions .......... 6,194 78,041 1,752 29,467
Shares redeemed ............................... (1,207) (20,880) (12,274) (178,280)
Net increase (decrease) .......................... 5,053 $58,241 (10,424) $(147,334)
Class 2 Shares:
Shares sold ................................... 133,495 $2,141,992 228,144 $3,630,429
Shares issued in reinvestment of distributions .......... 983,456 11,968,613 281,332 4,585,707
Shares redeemed ............................... (433,322) (6,727,213) (1,108,976) (17,503,017)
Net increase (decrease) .......................... 683,629 $7,383,392 (599,500) $(9,286,881)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-18
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-19
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments, and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $1,530,000 $(1,497,000) $— $— $33,000 33,000 $21
Total Affiliated Securities ... $— $1,530,000 $(1,497,000) $— $— $33,000 $21
Cost of investments .......................................................................... $97,252,553
Unrealized appreciation ........................................................................ $33,390,606
Unrealized depreciation ........................................................................ (13,549,006)
Net unrealized appreciation (depreciation) .......................................................... $19,841,600
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-20
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$12,006,906 and $15,605,114, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGR-21
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 880,365 $ — $ 880,365
Equity Real Estate Investment Trusts (REITs) . 73,334,682 24,265,278 — 97,599,960
Real Estate Management & Development .... 1,465,351 15,954,642 — 17,419,993
Short Term Investments ................... 33,000 1,160,835 — 1,193,835
Total Investments in Securities ........... $74,833,033 $42,261,120
a
$— $117,094,153
a
Includes foreign securities valued at $41,100,285, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust

FGI-1
Semiannual Report
Franklin Growth and Income VIP Fund
This semiannual report for Franklin Growth and Income VIP Fund covers the period ended June 30, 2022.
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -13.77% total return* for the six-month period ended June 30, 2022.
*The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FGI-2
Semiannual Report
Franklin Growth and Income VIP Fund
Fund Goals and Main Investments
The Fund seeks capital appreciation with current income
as a secondary goal. Under normal market conditions, the
Fund invests predominantly in equity securities, including
common stock, preferred stock and securities convertible
into common stocks, with the remainder of its net assets
in other equity-related instruments such as convertible
securities and equity-linked notes (ELNs). The Fund does
not currently anticipate investing more than 15% of its net
assets in foreign securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. A blend strategy
results in investments in both value and growth stocks, or
in stocks with characteristics of both. Value stocks may
not increase in value as anticipated or may decline further
if other investors fail to recognize the company’s value, or favor investing in faster-growing companies. Growth stock
prices reflect projections of future earnings or revenues
and can fall dramatically if the company fails to meet those projections. Because the Fund can only distribute what it
earns, the Fund’s distributions to shareholders may decline
when dividend income from investments in stocks decline
or when prevailing interest rates fall. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject
to greater risks of adverse developments in such areas of
focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Investing in
foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency
exchange rates and policies, country or government specific
issues, less favorable trading practices or regulation and
greater price volatility. Common stocks with higher dividend yields can be sensitive to interest-rate movements. The
Fund is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022, the
resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Russell 1000
®
Value Index, posted a
-12.86% total return.
1
Also for comparison, the Fund’s
secondary benchmark, the Standard & Poor’s
®
500 Index
(S&P 500
®
), posted a -19.96% total return.
1
Portfolio Composition
6/30/22
% of Total
Net Assets
Oil, Gas & Consumable Fuels 9.1%
Capital Markets 7.7%
Electric Utilities 7.3%
Banks 6.7%
Pharmaceuticals 5.7%
Health Care Equipment & Supplies 5.1%
Beverages 4.2%
Health Care Providers & Services 4.0%
Aerospace & Defense 3.8%
Life Sciences Tools & Services 3.8%
Specialty Retail 3.5%
Software 3.1%
Semiconductors & Semiconductor Equipment 3.0%
Multiline Retail 3.0%
Other* 27.7%
Short-Term Investments & Other Net Assets 2.3%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Growth and Income VIP Fund
FGI-3
Semiannual Report
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a -19.96% total return for the
six months ended June 30, 2022.
1
Concerns surrounding
higher inflation, geopolitical stability and rising interest rates pressured stocks, particularly in the second half of
the period. Elevated demand combined with supply chain
disruptions led to the highest inflation since 1981 and
borrowing costs increased from historically low levels.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 3.9% in December 2021
to 3.6% in June 2022, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
Manager’s Discussion
During the six-month period, the financials sector, which
is our largest sector allocation, detracted most from
absolute performance. Geopolitical headlines dominated
by the Ukraine crisis weighed on the sector, which reacted
negatively to U.S. sanctions against Russia that banned
transactions with other financial institutions. This impacted our holdings in JPMorgan Chase, Bank of America and
Morgan Stanley. Weak capital markets activity and higher
expenses also dampened the shares of JPMorgan Chase.
Going forward, we expect revenue to increase from higher
interest rates, but this may be offset by higher credit costs and continued weakness within its capital markets business
and potentially slower loan demand. Over the long term, the
company can potentially benefit from a healthy economy,
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Johnson & Johnson 3.9%
Pharmaceuticals, United States
JPMorgan Chase & Co. 3.3%
Banks, United States
Morgan Stanley 3.1%
Capital Markets, United States
Raytheon Technologies Corp. 2.9%
Aerospace & Defense, United States
Chevron Corp. 2.9%
Oil, Gas & Consumable Fuels, United States
Duke Energy Corp. 2.9%
Electric Utilities, United States
Procter & Gamble Co. (The) 2.8%
Household Products, United States
United Parcel Service, Inc. 2.7%
Air Freight & Logistics, United States
Medtronic plc 2.6%
Health Care Equipment & Supplies, United
States
NextEra Energy, Inc. 2.4%
Electric Utilities, United States

Franklin Growth and Income VIP Fund
FGI-4
Semiannual Report
low credit losses and a strong capital position, in our view.
JPMorgan performed well in its most recent government-
mandated stressed tests and continues to have a strong
capital base.
Performance in the consumer discretionary sector also
hindered the Fund’s results. Rising costs, supply chain
bottlenecks and a shift in consumer purchasing patterns
were headwinds for big-box retailer Target in the consumer
discretionary sector. While first-quarter sales and foot traffic were better than expected, there were sizeable changes in
consumer behavior related to what people were buying and
more trade-down to Target’s lower-cost private brand that
led to higher-than-expected inventory levels. Management
elected to markdown items swiftly and will be increasing
promotional activity in the next few months. Additional fuel and freight costs also put pressure on margins. Longer term, we remain positive on Target, which continues to attract and deliver value to a broad range of customers.
In contrast, the energy sector, which experienced oil prices climb to multi-year highs, was a top contributor to absolute
Fund performance. Chevron, Suncor Energy and Shell led
results in this space. In the case of Chevron, shares of the oil giant reached new highs, spurred by higher oil prices and a surge in free cash flow expectations. Elsewhere, Raytheon
Technologies added to returns in the industrials sector. The aerospace and defense company has been benefiting from
improvements in the aerospace market.
Thank you for your participation in Franklin Growth and
Income VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Growth and Income VIP Fund
FGI-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $862.30 $2.75 $1,021.84 $2.99 0.59%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.23 $13.33 $17.20 $14.80 $16.32 $15.97
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.31 0.41 0.31 0.35
Net realized and unrealized gains (losses) (2.22) 3.03 (0.13) 3.28 (0.97) 2.04
Total from investment operations ........ (2.09) 3.28 0.18 3.69 (0.66) 2.39
Less distributions from:
Net investment income .............. (0.48) (0.39) (0.63) (0.41) (0.43) (1.03)
Net realized gains ................. (6.53) (0.99) (3.42) (0.88) (0.43) (1.01)
Total distributions ................... (7.01) (1.38) (4.05) (1.29) (0.86) (2.04)
Net asset value, end of period .......... $6.13 $15.23 $13.33 $17.20 $14.80 $16.32
Total return
c
....................... (13.77)% 25.59% 5.81% 26.05% (4.37)% 16.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.85% 0.83% 0.72% 0.73% 0.72%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ............... 2.03% 1.71% 2.31% 2.07% 1.96% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $6,379 $5,772 $3,206 $3,539 $31,479 $35,865
Portfolio turnover rate ................ 15.68% 30.74% 33.46% 25.20% 24.29% 33.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.76 $12.97 $16.84 $14.51 $16.02 $15.69
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.20 0.27 0.25 0.27 0.31
Net realized and unrealized gains (losses) (2.16) 2.94 (0.14) 3.33 (0.96) 2.00
Total from investment operations ........ (2.05) 3.14 0.13 3.58 (0.69) 2.31
Less distributions from:
Net investment income .............. (0.41) (0.36) (0.58) (0.37) (0.39) (0.97)
Net realized gains ................. (6.53) (0.99) (3.42) (0.88) (0.43) (1.01)
Total distributions ................... (6.94) (1.35) (4.00) (1.25) (0.82) (1.98)
Net asset value, end of period .......... $5.77 $14.76 $12.97 $16.84 $14.51 $16.02
Total return
c
....................... (13.97)% 25.24% 5.52% 25.66% (4.58)% 15.85%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 1.08% 1.08% 0.97% 0.98% 0.97%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84% 0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income ............... 1.74% 1.44% 2.07% 1.82% 1.71% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $32,028 $39,934 $64,455 $69,635 $61,855 $74,105
Portfolio turnover rate ................ 15.68% 30.74% 33.46% 25.20% 24.29% 33.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Growth and Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.0%
Aerospace & Defense 3.8%
L3Harris Technologies, Inc. .............................. United States 880 $ 212,696
Lockheed Martin Corp. ................................. United States 285 122,539
Raytheon Technologies Corp. ............................ United States 11,710 1,125,448
1,460,683
Air Freight & Logistics 2.7%
United Parcel Service, Inc., B ............................ United States 5,655 1,032,264
Banks 6.1%
Bank of America Corp. ................................. United States 25,370 789,768
JPMorgan Chase & Co. ................................. United States 11,110 1,251,097
Truist Financial Corp. .................................. United States 6,470 306,872
2,347,737
Beverages 4.2%
Coca-Cola Co. (The) ................................... United States 11,035 694,212
PepsiCo, Inc. ........................................ United States 5,455 909,130
1,603,342
Capital Markets 6.1%
Ares Management Corp. ................................ United States 10,520 598,167
BlackRock, Inc. ....................................... United States 865 526,820
Morgan Stanley ....................................... United States 15,825 1,203,649
2,328,636
Chemicals 2.3%
BASF SE ........................................... Germany 6,245 273,220
Huntsman Corp. ...................................... United States 11,693 331,497
Linde plc ............................................ United Kingdom 340 97,760
Sherwin-Williams Co. (The) .............................. United States 850 190,323
892,800
Commercial Services & Supplies 1.6%
Republic Services, Inc. ................................. United States 4,645 607,891
Communications Equipment 1.6%
Cisco Systems, Inc. ................................... United States 14,700 626,808
Consumer Finance 0.4%
American Express Co. ................................. United States 1,090 151,096
Diversified Financial Services 1.6%
Apollo Global Management, Inc. .......................... United States 13,020 631,210
Diversified Telecommunication Services 0.4%
TELUS Corp. ........................................ Canada 7,250 161,480
Electric Utilities 7.3%
Duke Energy Corp. .................................... United States 10,455 1,120,881
Entergy Corp. ........................................ United States 2,995 337,357
Evergy , Inc. .......................................... United States 4,885 318,746
NextEra Energy, Inc. ................................... United States 11,805 914,415
Xcel Energy, Inc. ...................................... United States 1,600 113,216
2,804,615
Electrical Equipment 1.9%
Eaton Corp. plc ....................................... United States 4,260 536,717

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Emerson Electric Co. .................................. United States 2,310 $ 183,738
720,455
Equity Real Estate Investment Trusts (REITs) 2.1%
Healthpeak Properties, Inc. .............................. United States 13,675 354,319
Prologis, Inc. ......................................... United States 2,780 327,067
Public Storage ....................................... United States 450 140,702
822,088
Food & Staples Retailing 1.1%
Walmart, Inc. ........................................ United States 3,440 418,235
Food Products 0.9%
Mondelez International, Inc., A ............................ United States 5,680 352,671
Health Care Equipment & Supplies 2.6%
Medtronic plc ........................................ United States 11,300 1,014,175
Health Care Providers & Services 3.3%
HCA Healthcare, Inc. ................................... United States 3,121 524,515
UnitedHealth Group, Inc. ................................ United States 1,480 760,173
1,284,688
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp. ..................................... United States 2,595 640,653
Household Products 2.8%
Procter & Gamble Co. (The) ............................. United States 7,575 1,089,209
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 1,295 211,137
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc. ............................ United States 906 492,212
Machinery 0.5%
Illinois Tool Works, Inc. ................................. United States 1,040 189,540
Media 0.6%
Comcast Corp., A ..................................... United States 6,005 235,636
Multiline Retail 2.1%
Target Corp. ......................................... United States 5,650 797,949
Oil, Gas & Consumable Fuels 8.3%
Canadian Natural Resources Ltd. ......................... Canada 4,490 241,023
Chevron Corp. ....................................... United States 7,770 1,124,941
EOG Resources, Inc. .................................. United States 4,330 478,205
Shell plc, ADR ........................................ Netherlands 12,770 667,743
Suncor Energy, Inc. .................................... Canada 19,390 680,008
3,191,920
Pharmaceuticals 5.7%
AstraZeneca plc, ADR .................................. United Kingdom 5,170 341,582
Johnson & Johnson ................................... United States 8,510 1,510,610
Pfizer, Inc. ........................................... United States 6,320 331,358
2,183,550
Road & Rail 0.8%
Norfolk Southern Corp. ................................. United States 1,331 302,523

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc. ....................................... United States 480 $ 233,189
Texas Instruments, Inc. ................................. United States 2,425 372,601
605,790
Software 1.9%
Microsoft Corp. ....................................... United States 155 39,808
Oracle Corp. ......................................... United States 10,055 702,543
742,351
Specialty Retail 2.2%
Lowe's Cos., Inc. ...................................... United States 2,590 452,395
TJX Cos., Inc. (The) ................................... United States 2,160 120,636
Tractor Supply Co. .................................... United States 1,330 257,821
830,852
Water Utilities 0.9%
Essential Utilities, Inc. .................................. United States 7,229 331,450
Total Common Stocks (Cost $21,412,154) ......................................
31,105,646
a
Equity-Linked Securities 9.5%
Banks 0.6%
b
BNP Paribas Issuance BV into Bank of America Corp., 144A, 6%,
11/08/22 .......................................... United States 7,200 232,570
Chemicals 0.6%
b
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8.75%, 4/21/23 ..................................... United States 7,200 218,847
Consumer Finance 0.6%
b
BNP Paribas Issuance BV into American Express Co., 144A, 6.25%,
1/27/23 ........................................... United States 1,700 245,492
Electrical Equipment 0.5%
b
Royal Bank of Canada into Eaton Corp. plc, 144A, 5.75%, 8/26/22 United States 1,600 204,260
Health Care Providers & Services 0.7%
b
Royal Bank of Canada into HCA Healthcare, Inc., Senior Note, 144A,
6%, 7/15/22 ........................................ United States 1,640 280,852
Internet & Direct Marketing Retail 0.8%
b
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
6.25%, 5/12/23 ..................................... United States 140 315,556
Life Sciences Tools & Services 0.8%
b
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 4.5%,
8/05/22 ........................................... United States 540 294,161
Multiline Retail 0.9%
b
Goldman Sachs International Bank into Dollar Tree, Inc., 144A,
7.5%, 7/08/22 ...................................... United States 2,300 356,193
Oil, Gas & Consumable Fuels 0.8%
b
Goldman Sachs International Bank into Canadian Natural Resources
Ltd., 144A, 9.5%, 12/30/22 ............................. Canada 6,200 289,199
Road & Rail 0.7%
b
Credit Suisse AG into Norfolk Southern Corp., 144A, 6%, 11/18/22 United States 1,200 279,574

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-11
a a
Country Shares
a
Value
a a a a a a
a
Equity-Linked Securities
(continued)
Software 1.2%
b
Citigroup Global Markets Holdings, Inc. into Salesforce, Inc., 144A,
5%, 8/19/22 ........................................ United States 1,280 $ 214,916
b
Royal Bank of Canada into Microsoft Corp., 144A, 6%, 12/16/22 .. United States 900 238,798
453,714
Specialty Retail 1.3%
b
BNP Paribas Issuance BV into TJX Cos., Inc. (The), 144A, 5.75%,
9/30/22 ........................................... United States 4,900 276,429
b
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 7.25%, 6/09/23 ................................. United States 1,100 205,458
481,887
Total Equity-Linked Securities (Cost $4,228,537) ................................
3,652,305
Convertible Preferred Stocks 7.2%
Capital Markets 1.6%
KKR & Co., Inc., 6%, C ................................. United States 10,095 590,255
Health Care Equipment & Supplies 2.5%
Becton Dickinson and Co., 6%, B ......................... United States 6,820 337,317
Boston Scientific Corp., 5.5%, A .......................... United States 6,185 627,406
964,723
Life Sciences Tools & Services 1.7%
Danaher Corp., 5%, B .................................. United States 490 648,373
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc., 8%, A .................................. United States 365 548,650
Total Convertible Preferred Stocks (Cost $2,987,953) ............................
2,752,001
Total Long Term Investments (Cost $28,628,644) ................................
37,509,952
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-12
Short Term Investments 2.4%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.4%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value
$932,199)
BNP Paribas Securities Corp. (Maturity Value $510,211)
Deutsche Bank Securities, Inc. (Maturity Value $26,568)
HSBC Securities (USA), Inc. (Maturity Value $395,420)
Collateralized by U.S. Government Agency Securities, 2% - 6%,
12/28/37 - 12/20/51; U.S. Government Agency Strips, 7/15/23; and
U.S. Treasury Notes, 0.25% - 0.75%, 7/31/25 - 3/31/26 (valued at
$951,095) ......................................... 932,163 $ 932,163
Total Repurchase Agreements (Cost $932,163) ..................................
932,163
Total Short Term Investments (Cost $932,163 ) ..................................
932,163
a
Total Investments (Cost $29,560,807) 100.1% ...................................
$38,442,115
Other Assets, less Liabilities (0.1)% ...........................................
(35,386)
Net Assets 100.0% ...........................................................
$38,406,729
See Abbreviations on page FGI- 24 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 1(d) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $3,652,305, representing 9.5% of net assets.
c
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-13
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $28,628,644
Cost - Unaffiliated repurchase agreements ...................................................... 932,163
Value - Unaffiliated issuers .................................................................. $37,509,952
Value - Unaffiliated repurchase agreements ...................................................... 932,163
Cash .................................................................................... 7,351
Receivables:
Investment securities sold ................................................................... 44,154
Capital shares sold ........................................................................ 10,647
Dividends and interest ..................................................................... 42,112
Total assets .......................................................................... 38,546,379
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,906
Capital shares redeemed ................................................................... 65,108
Management fees ......................................................................... 7,324
Distribution fees .......................................................................... 6,679
Reports to shareholders fees ................................................................ 23,797
Professional fees ......................................................................... 26,985
Trustees' fees and expenses ................................................................. 673
Accrued expenses and other liabilities ........................................................... 5,178
Total liabilities ......................................................................... 139,650
Net assets, at value ................................................................. $38,406,729
Net assets consist of:
Paid-in capital ............................................................................. $27,447,837
Total distributable earnings (losses) ............................................................. 10,958,892
Net assets, at value ................................................................. $38,406,729
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $6,378,611
Shares outstanding ........................................................................ 1,041,016
Net asset value and maximum offering price per share ............................................. $6.13
Class 2:
Net assets, at value ....................................................................... $32,028,118
Shares outstanding ........................................................................ 5,546,097
Net asset value and maximum offering price per share ............................................. $5.77

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FGI-14
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $7,274)
Unaffiliated issuers ........................................................................ $544,935
Interest:
Unaffiliated issuers ........................................................................ 1,354
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,338
Non-controlled affiliates (Note 3 e ) ............................................................. 269
Total investment income ................................................................... 547,896
Expenses:
Management fees (Note 3 a ) ................................................................... 132,432
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 45,315
Custodian fees (Note 4 ) ...................................................................... 248
Reports to shareholders fees .................................................................. (32,528)
Professional fees ........................................................................... 32,517
Trustees' fees and expenses .................................................................. 878
Other .................................................................................... 14,655
Total expenses ......................................................................... 193,517
Expense reductions (Note 4 ) ............................................................... (279)
Expenses waived/paid by affiliates ( Note 3e) ................................................... (22,907)
Net expenses ......................................................................... 170,331
Net investment income ................................................................ 377,565
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,890,669
Foreign currency transactions ................................................................ 15
Net realized gain (loss) .................................................................. 1,890,684
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (8,488,032)
Translation of other assets and liabilities denominated in foreign currencies .............................. (722)
Net change in unrealized appreciation (depreciation) ............................................ (8,488,754)
Net realized and unrealized gain (loss) ............................................................ (6,598,070)
Net increase (decrease) in net assets resulting from operations .......................................... $(6,220,505)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FGI-15
Franklin Growth and Income VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $377,565 $973,383
Net realized gain (loss) ................................................. 1,890,684 19,987,628
Net change in unrealized appreciation (depreciation) ........................... (8,488,754) (5,408,767)
Net increase (decrease) in net assets resulting from operations ................ (6,220,505) 15,552,244
Distributions to shareholders:
Class 1 ............................................................. (3,327,326) (341,784)
Class 2 ............................................................. (17,571,734) (6,298,087)
Total distributions to shareholders .......................................... (20,899,060) (6,639,871)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 4,860,598 1,996,872
Class 2 ............................................................. 14,960,560 (32,864,638)
Total capital share transactions ............................................ 19,821,158 (30,867,766)
Net increase (decrease) in net assets ................................... (7,298,407) (21,955,393)
Net assets:
Beginning of period ..................................................... 45,705,136 67,660,529
End of period .......................................................... $38,406,729 $45,705,136

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Growth and Income VIP Fund
FGI-16
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Growth and Income VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 41.9% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-17
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2022.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-18
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2022, the
Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-19
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 127,545 $1,650,100 145,803 $2,117,954
Shares issued in reinvestment of distributions .......... 542,794 3,327,326 24,659 341,784
Shares redeemed ............................... (8,296) (116,828) (31,887) (462,866)
Net increase (decrease) .......................... 662,043 $4,860,598 138,575 $1,996,872
Class 2 Shares:
Shares sold ................................... 26,023 $345,592 80,772 $1,113,188
Shares issued in reinvestment of distributions .......... 3,040,093 17,571,734 467,912 6,298,087
Shares redeemed ............................... (224,887) (2,956,766) (2,813,816) (40,275,913)
Net increase (decrease) .......................... 2,841,229 $14,960,560 (2,265,132) $(32,864,638)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-20
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-21
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$6,614,834 and $7,810,041, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $430,000 $4,148,000 $(4,578,000) $— $— $— — $269
Total Affiliated Securities ... $430,000 $4,148,000 $(4,578,000) $— $— $— $269
Cost of investments .......................................................................... $29,673,861
Unrealized appreciation ........................................................................ $10,547,068
Unrealized depreciation ........................................................................ (1,778,814)
Net unrealized appreciation (depreciation) .......................................................... $8,768,254
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-22
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-23
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,460,683 $ — $ — $ 1,460,683
Air Freight & Logistics ................... 1,032,264 — — 1,032,264
Banks ............................... 2,347,737 — — 2,347,737
Beverages ........................... 1,603,342 — — 1,603,342
Capital Markets ........................ 2,328,636 — — 2,328,636
Chemicals ........................... 619,580 273,220 — 892,800
Commercial Services & Supplies ........... 607,891 — — 607,891
Communications Equipment .............. 626,808 — — 626,808
Consumer Finance ..................... 151,096 — — 151,096
Diversified Financial Services ............. 631,210 — — 631,210
Diversified Telecommunication Services ..... 161,480 — — 161,480
Electric Utilities ........................ 2,804,615 — — 2,804,615
Electrical Equipment .................... 720,455 — — 720,455
Equity Real Estate Investment Trusts (REITs) . 822,088 — — 822,088
Food & Staples Retailing ................. 418,235 — — 418,235
Food Products ........................ 352,671 — — 352,671
Health Care Equipment & Supplies ......... 1,014,175 — — 1,014,175
Health Care Providers & Services .......... 1,284,688 — — 1,284,688
Hotels, Restaurants & Leisure ............. 640,653 — — 640,653
Household Products .................... 1,089,209 — — 1,089,209
Insurance ............................ 211,137 — — 211,137
Life Sciences Tools & Services ............ 492,212 — — 492,212
Machinery ............................ 189,540 — — 189,540
Media ............................... 235,636 — — 235,636
Multiline Retail ........................ 797,949 — — 797,949
Oil, Gas & Consumable Fuels ............. 3,191,920 — — 3,191,920
Pharmaceuticals ....................... 2,183,550 — — 2,183,550
Road & Rail .......................... 302,523 — — 302,523
Semiconductors & Semiconductor Equipment . 605,790 — — 605,790
Software ............................. 742,351 — — 742,351
Specialty Retail ........................ 830,852 — — 830,852
Water Utilities ......................... 331,450 — — 331,450
Equity-Linked Securities ................... — 3,652,305 — 3,652,305
Convertible Preferred Stocks ............... 2,752,001 — — 2,752,001
Short Term Investments ................... — 932,163 — 932,163
Total Investments in Securities ........... $33,584,427 $4,857,688
a
$— $38,442,115
a
Includes foreign securities valued at $273,220, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FGI-24
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Semiannual Report
Franklin Income VIP Fund
This semi annual report for Franklin Income VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -7.58% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Franklin Income VIP Fund
Fund Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests in a diversified portfolio of debt and equity securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically,
due to factors affecting individual companies, particular
industries or sectors, or general market conditions. High-
yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their
issuers are more likely to encounter financial difficulties
because they may be more highly leveraged, or because
of other considerations. When interest rates rise, debt
security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
The Fund's distributions to shareholders may decline when
prevailing interest rates fall, when dividend income from
investments in stocks decline, when the Fund experiences
defaults on debt securities it holds or when it realizes a
loss upon the sale of a debt security. Investing in foreign
securities typically involves more risks than investing in
U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues,
less favorable trading practices or regulation and greater
price volatility. The Fund is actively managed but there is
no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
which tracks total U.S. equity market performance, posted a
-19.96% total return.
1
The Fund’s secondary benchmark, the
Blended Benchmark, posted a -10.67% total return.
2
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a -19.96% total return for the
six months ended June 30, 2022.
1
Concerns surrounding
Portfolio Composition
6/30/22
% of Total
Net Assets
Diversified Financial Services 10.2%
Health Care Providers & Services 7.8%
Pharmaceuticals 7.7%
Oil, Gas & Consumable Fuels 7.2%
Banks 6.3%
Semiconductors & Semiconductor Equipment 5.5%
Electric Utilities 5.4%
Media 4.7%
Aerospace & Defense 3.0%
Capital Markets 3.0%
Multi-Utilities 2.7%
Diversified Telecommunication Services 2.4%
Chemicals 2.3%
Biotechnology 2.3%
Other* 28.6%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg U.S. High
Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Income VIP Fund

Semiannual Report
higher inflation, geopolitical stability and rising interest rates pressured stocks, particularly in the second half of
the period. Elevated demand combined with supply chain
disruptions led to the highest inflation since 1981 and
borrowing costs increased from historically low levels.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 3.9% in December 2021
to 3.6% in June 2022, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
Investment Strategy
We search for undervalued or out-of-favor securities we
believe offer opportunities for income today and significant growth tomorrow. In analyzing corporate debt and equity
securities, we consider such factors as a security’s relative value based on anticipated cash flow, interest or dividend
coverage, asset coverage and earnings prospects; the
experience and strength of the company’s management;
the company’s changing financial condition and market
recognition of the change; the company’s sensitivity to
changes in interest rates and business conditions; and
the company’s debt maturity schedules and borrowing
requirements. When choosing investments for the Fund,
we apply a bottom-up, value oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value, and we perform independent analysis of
the debt securities being considered for the Fund’s portfolio, rather than relying principally on the rating assigned by rating organizations.
Manager’s Discussion
During the six-month period under review, the Fund
performed better than the Fund’s blended benchmark across
both equity and fixed income.
Dividend stocks, particularly value-oriented sectors,
outperformed growth-oriented peers considerably during
the period. The equity component of the Fund’s blended
benchmark decreased with the MSCI USA High Dividend
Yield Index posting negative returns for the six-month
period. The Fund’s equity positions outperformed the Fund’s
blended benchmark. Government bond yields increased,
and corporate credit spreads widened materially during the
period as inflationary concerns and aggressive monetary
policy tightening elevated concerns around growth prospects
globally. Fixed income returns for the Fund outperformed the
Fund’s blended benchmark. The Bloomberg U.S. Aggregate
Bond Index as well as the Bloomberg U.S. High Yield Very
Liquid Index posted negative returns during the period.
The Fund entered the period with an equity weighting of
over two thirds of the portfolio with the remainder in fixed income and a small position in cash equivalents. The Fund
made meaningful shifts to its asset allocation over the
period under review in response to the market conditions.
The Fund decreased exposure to the equity markets given
elevated valuations and increased exposure to the fixed
income markets as yields moved higher and credit spreads
increased. The Fund’s equity weighting at period-end was
slightly over one half of the portfolio, and the Fund’s fixed income weighting was just under one half of the portfolio with a marginal position in cash equivalents.

Franklin Income VIP Fund

Semiannual Report
Fixed income
Fixed income holdings posted negative returns during the
period, although it performed better than the Fund’s blended fixed income benchmark. As an asset class, fixed income
underperformed the equity asset class, which benefited the
Fund given our overweight allocation to equities relative
to the Fund’s blended benchmark. The Fund’s duration
positioning at the front end of the yield curve in the face
of rising interest rates during the period was a key source
driving the better performance relative to the Fund’s
benchmark. Offsetting this duration positioning was widening credit spreads during the period under review. The Fund
actively used this period to increase exposure to the fixed
income asset class given increased yields and total return
prospects.
Every corporate credit sector posted negative absolute
returns during the period under review, with health care,
consumer discretionary, information technology (IT) and
consumer staples the notable absolute detractors. Relative
to the Fund’s blended benchmark, positive contributors
included the financials and industrials sectors, while the key detractor was health care. Our holdings in U.S. Treasuries
and agency mortgage-backed securities were absolute
detractors during the period, but these positions were
shorter in duration and much smaller in size relative to the benchmark, so these sectors were positive contributors
relative to the Fund’s blended benchmark.
High-yield rated hospital peers Community Health
Systems and Tenet Healthcare were detractors as
increased labor costs resulted in margin pressure for the
companies. Additional detractors in the health care space
included pharmaceutical peers Bausch Health and Endo
Pharmaceutical. Outside of health care, Dish Network in
the communication services sector and Ford Motor in the
consumer discretionary sector weighed on results. PBF
Energy was a key corporate bond contributor to absolute
performance during the period as the company experienced
increased profitability in response to tight petroleum refining market fundamentals.
Equity
Equity holdings posted negative returns during the period but performed better than the Fund’s equity benchmark. As an
asset-class, equities also performed better than fixed income during the period. We actively reduced exposure to the
equity markets during the period, particularly within common stocks.
The Fund saw mixed performance across sectors during
the period under review with strong positive performance
from the energy, health care and utilities sectors, while
experiencing negative contributions from consumer
discretionary, financials and IT. Energy peers Chevron and
Exxon Mobil were notable positive contributors during the
period as the companies saw increased profitability amid
higher commodity prices. Top performers in the Fund outside
of energy were large-cap pharmaceutical players Bristol-
Myers Squibb, AbbVie and Merck within the health care
sector as well as Sempra Energy and American Electric
Power within the utilities sector.
Key detractors included common equity positions in the
financials sector as growth concerns outpaced the benefits
of rising interest rates, with JPMorgan Chase and Bank
of America producing negative returns. Communication
services peers Amazon.com and Comcast and IT peers
Intel Corporation, Workday and Texas Instruments were
other notable detractors during the period. Despite positive absolute contributions, equity holdings in the health care
sector were modest detractors in the period relative to the
Fund’s benchmark.
During the period, the Fund did not use any derivatives. At
times the Fund will use derivatives such as equity call and
put options to sell and reduce positions and/or to initiate and add to positions.
Top Five Fixed Income Holdings
6/30/22
Company
Industry, Country
% of Total
Net Assets
a a
U.S. Treasury Notes 9.4%
Diversified Financial Servic es, United States
CHS/Community Health Systems, Inc. 3.5%
Health Care Providers & Services, United States
Tenet Healthcare Corp. 2.2%
Health Care Providers & Services, United States
Bausch Health Cos., Inc. 1.9%
Pharmaceuticals, United States
DISH DBS Corp. 1.5%
Media, United States
Top Five Equity Holdings
6/30/22
Company
Industry, Country
% of Total
Net Assets
a a
Chevron Corp. 1.6%
Oil, Gas & Consumable Fuels, United States
Dominion Energy, Inc. 1.6%
Multi-Utilities, United States
UBS AG into Chevron Corp. 1.4%
Oil, Gas & Consumable Fuels, United States
Southern Co. (The) 1.4%
Electric Utilities, United States
Lockheed Martin Corp. 1.4%
Aerospace & Defense, United States

Franklin Income VIP Fund

Semiannual Report
Thank you for your participation in Franklin Income VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Income VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $924.20 $2.23 $1,022.48 $2.34 0.47%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.47 $15.65 $16.52 $15.26 $16.72 $15.87
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.53 0.59 0.75 0.71 0.69
Net realized and unrealized gains (losses) (1.61) 2.09 (0.54) 1.68 (1.35) 0.87
Total from investment operations ........ (1.31) 2.62 0.05 2.43 (0.64) 1.56
Less distributions from:
Net investment income .............. (0.83) (0.80) (0.91) (0.91) (0.82) (0.71)
Net realized gains ................. (0.32) — (0.01) (0.26) — —
Total distributions ................... (1.15) (0.80) (0.92) (1.17) (0.82) (0.71)
Net asset value, end of period .......... $15.01 $17.47 $15.65 $16.52 $15.26 $16.72
Total return
c
....................... (7.58)% 17.00% 0.97% 16.42% (4.09)% 9.94%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.47% 0.46% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.47%
f
0.47%
f
0.46% 0.45% 0.45% 0.45%
Net investment income ............... 3.49% 3.20% 3.96% 4.38% 4.33% 4.22%
Supplemental data
Net assets, end of period (000’s) ........ $213,602 $243,732 $306,641 $309,330 $612,657 $735,149
Portfolio turnover rate ................ 34.73% 39.27% 45.93% 25.16% 43.22% 20.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.76 $15.04 $15.91 $14.74 $16.17 $15.38
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.47 0.53 0.64 0.65 0.63
Net realized and unrealized gains (losses) (1.54) 2.02 (0.53) 1.66 (1.30) 0.83
Total from investment operations ........ (1.28) 2.49 — 2.30 (0.65) 1.46
Less distributions from:
Net investment income .............. (0.78) (0.77) (0.86) (0.87) (0.78) (0.67)
Net realized gains ................. (0.32) — (0.01) (0.26) — —
Total distributions ................... (1.10) (0.77) (0.87) (1.13) (0.78) (0.67)
Net asset value, end of period .......... $14.38 $16.76 $15.04 $15.91 $14.74 $16.17
Total return
c
....................... (7.72)% 16.75% 0.69% 16.06% (4.30)% 9.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.72% 0.71% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.72%
f
0.72%
f
0.71% 0.70% 0.70% 0.70%
Net investment income ............... 3.24% 2.95% 3.73% 4.13% 4.08% 3.97%
Supplemental data
Net assets, end of period (000’s) ........ $2,629,066 $3,026,228 $3,852,709 $4,318,156 $4,086,652 $5,041,498
Portfolio turnover rate ................ 34.73% 39.27% 45.93% 25.16% 43.22% 20.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.23 $15.45 $16.32 $15.08 $16.53 $15.71
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.46 0.53 0.64 0.64 0.62
Net realized and unrealized gains (losses) (1.58) 2.07 (0.54) 1.71 (1.33) 0.85
Total from investment operations ........ (1.32) 2.53 (0.01) 2.35 (0.69) 1.47
Less distributions from:
Net investment income .............. (0.77) (0.75) (0.85) (0.85) (0.76) (0.65)
Net realized gains ................. (0.32) — (0.01) (0.26) — —
Total distributions ................... (1.09) (0.75) (0.86) (1.11) (0.76) (0.65)
Net asset value, end of period .......... $14.82 $17.23 $15.45 $16.32 $15.08 $16.53
Total return
c
....................... (7.71)% 16.59% 0.58% 16.05% (4.42)% 9.55%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.82% 0.82% 0.81% 0.82% 0.82%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.82%
f
0.82%
f
0.81% 0.80% 0.80% 0.80%
Net investment income ............... 3.14% 2.82% 3.62% 4.03% 3.98% 3.87%
Supplemental data
Net assets, end of period (000’s) ........ $320,054 $333,522 $302,474 $323,582 $294,700 $335,217
Portfolio turnover rate ................ 34.73% 39.27% 45.93% 25.16% 43.22% 20.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 32.9%
Aerospace & Defense 2.0%
Lockheed Martin Corp. ................................. United States 100,000 $ 42,996,000
Raytheon Technologies Corp. ............................ United States 225,000 21,624,750
64,620,750
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 157,700 28,786,558
Banks 2.8%
Bank of America Corp. ................................. United States 370,000 11,518,100
Citigroup, Inc. ........................................ United States 250,000 11,497,500
JPMorgan Chase & Co. ................................. United States 250,000 28,152,500
Truist Financial Corp. .................................. United States 495,000 23,477,850
US Bancorp ......................................... United States 325,000 14,956,500
89,602,450
Biotechnology 1.4%
AbbVie, Inc. ......................................... United States 170,000 26,037,200
Amgen, Inc. ......................................... United States 70,000 17,031,000
43,068,200
Capital Markets 0.8%
Morgan Stanley ....................................... United States 310,000 23,578,600
Chemicals 1.2%
Air Products and Chemicals, Inc. .......................... United States 111,053 26,706,026
BASF SE ........................................... Germany 225,000 9,843,785
36,549,811
Diversified Telecommunication Services 2.0%
BCE, Inc. ........................................... Canada 466,000 22,905,392
Verizon Communications, Inc. ............................ United States 800,000 40,600,000
63,505,392
Electric Utilities 3.5%
American Electric Power Co., Inc. ......................... United States 200,000 19,188,000
Duke Energy Corp. .................................... United States 230,000 24,658,300
Edison International ................................... United States 450,000 28,458,000
Exelon Corp. ......................................... United States 300,000 13,596,000
Southern Co. (The) .................................... United States 350,000 24,958,500
110,858,800
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 190,000 4,022,300
Health Care Equipment & Supplies 0.9%
Medtronic plc ........................................ United States 330,000 29,617,500
Health Care Providers & Services 0.1%
a
CHS/Community Health Systems, Inc. ...................... United States 500,000 1,875,000
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 17,254,800
Industrial Conglomerates 0.6%
Honeywell International, Inc. ............................. United States 115,000 19,988,150
Insurance 0.6%
MetLife, Inc. ......................................... United States 300,000 18,837,000
IT Services 0.9%
International Business Machines Corp. ..................... United States 199,679 28,192,678

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.7%
Comcast Corp., A ..................................... United States 550,000 $ 21,582,000
Metals & Mining 0.3%
b
Rio Tinto plc, ADR ..................................... Australia 150,000 9,150,000
Multi-Utilities 2.1%
Dominion Energy, Inc. .................................. United States 618,347 49,350,274
Sempra Energy ....................................... United States 105,000 15,778,350
65,128,624
Oil, Gas & Consumable Fuels 4.2%
BP plc, ADR ......................................... United Kingdom 400,000 11,340,000
Chevron Corp. ....................................... United States 350,000 50,673,000
Exxon Mobil Corp. ..................................... United States 500,000 42,820,000
Shell plc, ADR ........................................ Netherlands 225,000 11,765,250
TotalEnergies SE, ADR ................................. France 325,000 17,108,000
133,706,250
Personal Products 0.4%
Unilever plc .......................................... United Kingdom 300,000 13,671,693
Pharmaceuticals 3.5%
AstraZeneca plc, ADR .................................. United Kingdom 300,000 19,821,000
Bristol-Myers Squibb Co. ................................ United States 450,000 34,650,000
Johnson & Johnson ................................... United States 190,000 33,726,900
Merck & Co., Inc. ..................................... United States 100,000 9,117,000
Pfizer, Inc. ........................................... United States 275,000 14,418,250
111,733,150
Road & Rail 0.3%
Union Pacific Corp. .................................... United States 50,000 10,664,000
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp. ........................................... United States 806,856 30,184,483
Texas Instruments, Inc. ................................. United States 234,000 35,954,100
66,138,583
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 8,776,640
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 19,748,000
Total Common Stocks (Cost $794,525,665) .....................................
1,040,656,929
c
Equity-Linked Securities 15.1%
Automobiles 0.4%
d
Citigroup Global Markets Holdings, Inc. into Ford Motor Co., 144A,
12.5%, 1/12/23 ..................................... United States 877,000 11,141,437
Banks 2.1%
d
Citigroup Global Markets Holdings, Inc. into JPMorgan Chase & Co.,
144A, 8%, 8/15/22 ................................... United States 232,000 26,566,564
d
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 1,015,000 32,351,428
d
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 250,000 8,373,007
67,290,999
Biotechnology 0.6%
d
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 125,000 18,353,543

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Capital Markets 0.6%
d
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 125,000 $ 9,895,799
d
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 26,000 8,070,913
17,966,712
Chemicals 0.4%
d
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 49,560 12,053,725
Communications Equipment 0.5%
d
Barclays Bank plc into Cisco Systems, Inc., 144A, 7.5%, 3/10/23 .. United States 350,000 15,491,716
Electric Utilities 0.2%
d
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 102,000 7,857,013
Entertainment 0.4%
d
Royal Bank of Canada into Walt Disney Co. (The), 144A, 10%,
5/26/23 ........................................... United States 139,700 13,991,807
Health Care Providers & Services 0.7%
d
Royal Bank of Canada into CVS Health Corp., 144A, 8%, 12/16/22 United States 250,000 22,732,782
Independent Power and Renewable Electricity Producers 0.2%
d
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 100,000 6,107,292
Industrial Conglomerates 0.3%
d
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 45,400 8,245,647
Insurance 0.9%
d
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 450,000 28,201,561
Interactive Media & Services 0.3%
d
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 4,800 10,365,118
Internet & Direct Marketing Retail 0.9%
d
Merrill Lynch International & Co. CV into Amazon.com, Inc., 144A,
8.5%, 1/11/23 ....................................... United States 11,700 26,948,029
Machinery 0.4%
d
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 60,000 12,054,871
Media 0.6%
d
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 485,000 19,316,188
Metals & Mining 1.1%
d
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 1,000,000 18,050,782
d
National Bank of Canada into Rio Tinto plc, 144A, 12.5%, 7/28/22 . Australia 260,000 16,390,502
34,441,284
Oil, Gas & Consumable Fuels 1.4%
d
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 400,000 44,233,478
Pharmaceuticals 0.4%
d
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 260,000 13,634,352
Semiconductors & Semiconductor Equipment 2.3%
d
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 384,590 14,907,031

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 130,000 $ 20,654,555
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 40,000 4,778,391
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 100,000 6,178,695
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 178,000 27,106,721
73,625,393
Software 0.4%
d
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 90,600 13,040,623
Total Equity-Linked Securities (Cost $556,712,978) ..............................
477,093,570
Convertible Preferred Stocks 3.3%
Capital Markets 0.2%
KKR & Co., Inc., 6%, C ................................. United States 85,000 4,969,950
Electric Utilities 1.6%
NextEra Energy, Inc., 5.279% ............................ United States 400,000 19,860,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,314,330
Southern Co. (The), 6.75%, 2019 ......................... United States 350,000 18,543,000
49,717,330
Multi-Utilities 0.6%
DTE Energy Co., 6.25% ................................ United States 400,000 20,568,000
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc., 8%, A .................................. United States 17,000 25,553,550
Thrifts & Mortgage Finance 0.1%
FNMA, 5.375% ....................................... United States 475 4,631,250
Total Convertible Preferred Stocks (Cost $122,326,072) ..........................
105,440,080
Principal
Amount
*
Convertible Bonds 0.3%
Airlines 0.1%
JetBlue Airways Corp. , Senior Note , 0.5% , 4/01/26 ............
United States 5,000,000 3,702,500
Hotels, Restaurants & Leisure 0.1%
DraftKings Holdings, Inc. , Senior Note , Zero Cpn., 3/15/28 ......
United States 2,500,000 1,545,000
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 4,555,000 4,025,481
Total Convertible Bonds (Cost $10,713,403) ....................................
9,272,981
Corporate Bonds 36.4%
Aerospace & Defense 1.0%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 15,000,000 14,410,832
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 7,526,442
TransDigm, Inc. , Senior Note , 6.375% , 6/15/26 ...............
United States 10,000,000 9,370,000
31,307,274
Airlines 0.4%
d
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 15,000,000 13,834,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components 0.7%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 $ 8,836,314
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 12,443,506
21,279,820
Automobiles 0.4%
b
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ............... United States 7,000,000 6,502,476
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 7,500,000 6,551,528
13,054,004
Banks 1.4%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,883,000
e
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,847,000
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,660,847
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 12,500,000 12,003,329
e
JPMorgan Chase & Co. ,
f
I, Junior Sub. Bond, FRN, 4.709%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 10,559,000 10,025,756
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 3,200,000 3,007,904
43,427,836
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,429,080
Capital Markets 0.4%
d
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .... United States 5,000,000 2,822,554
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/28/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 8,754,034
11,576,588
Chemicals 0.7%
d
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,227,566
d
SCIH Salt Holdings, Inc. ,
b
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 7,914,847
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 7,900,000 6,582,162
23,724,575
Commercial Services & Supplies 0.4%
d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 11,638,443
Communications Equipment 0.8%
d
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 12,602,868 10,925,867
Senior Note, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,851,668
d
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 10,000,000 7,929,900
b
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 7,141,000 5,437,872
26,145,307
Consumer Finance 1.6%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........
United States 8,000,000 7,906,220
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,140,800
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 13,965,600
General Motors Financial Co., Inc. ,
Senior Note, 2.4%, 4/10/28 ............................ United States 6,000,000 5,076,858

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 $ 4,593,367
50,682,845
Containers & Packaging 1.2%
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 20,432,000 17,867,273
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 16,500,000 15,790,500
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,285,150
37,942,923
Diversified Financial Services 0.8%
d
MPH Acquisition Holdings LLC ,
b
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 20,000,000 16,614,100
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 7,937,205
24,551,305
Diversified Telecommunication Services 0.4%
d
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 8,820,327
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.5% , 5/01/26 ................................. United States 5,002,000 4,889,380
13,709,707
Electric Utilities 0.1%
d
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 5,255,000 4,411,914
Energy Equipment & Services 0.5%
d
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 3,013,000 3,039,906
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,500,000 12,060,177
15,100,083
Entertainment 1.3%
d
Magallanes, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 6,500,000 5,815,549
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 6,500,000 6,102,499
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 20,749,960
d
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 9,100,000 7,403,396
40,071,404
Equity Real Estate Investment Trusts (REITs) 0.6%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5% , 10/15/27 ....................................... United States 8,750,000 8,021,213
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,444,200
17,465,413
Health Care Equipment & Supplies 0.9%
d
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 18,000,000 14,839,560
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 16,800,000 14,366,016
29,205,576
Health Care Providers & Services 7.0%
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 70,000,000 45,353,700
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 53,500,000 32,770,890
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 10,000,000 5,876,517

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
d
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 $ 11,419,625
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,098,200
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 10,000,000 7,617,199
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 7,923,286
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,234,005
d
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 1,798,925
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 15,660,440
HCA, Inc. , Senior Secured Note , 5% , 3/15/24 ................
United States 10,400,000 10,456,076
Tenet Healthcare Corp. ,
d
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 26,752,500
d
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 7,729,830
Senior Note, 6.75%, 6/15/23 ........................... United States 24,000,000 24,717,974
d
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 12,500,000 11,569,500
219,978,667
Hotels, Restaurants & Leisure 1.9%
d
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 3,130,000 2,651,110
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 20,000,000 19,342,300
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 9,000,000 6,933,420
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 4,500,000 3,849,007
d
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 8,000,000 6,081,440
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 17,820,000 16,340,584
b
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,147,010
60,344,871
Independent Power and Renewable Electricity Producers 0.4%
d,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 12,500,000 11,368,688
Media 3.2%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,044,406
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,500,000 7,581,315
d
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 15,000,000 13,620,750
d
Diamond Sports Group LLC / Diamond Sports Finance Co. , Secured
Note , 144A, 5.375% , 8/15/26 ........................... United States 15,000,000 3,768,750
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 9,500,000 8,134,897
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 14,000,000 13,963,110
Senior Note, 5%, 3/15/23 ............................. United States 11,000,000 10,494,880
Senior Note, 5.875%, 11/15/24 ......................... United States 20,859,000 17,645,045
d
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 6,500,000 5,107,148
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,031,625
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 6,733,020
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,109,000
101,233,946

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.7%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 $ 4,972,775
d
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 4,908,420
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,508,175
d
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 8,155,662
22,545,032
Oil, Gas & Consumable Fuels 1.3%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 14,298,675
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 7,468,021
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,357,271
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,270,975
Senior Note, 6.625%, 9/01/30 .......................... United States 6,000,000 6,190,920
d
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 3,623,000 3,792,828
42,378,690
Pharmaceuticals 3.8%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 40,000,000 28,146,000
d
Bausch Health Cos., Inc. ,
Senior Note, 144A, 9%, 12/15/25 ....................... United States 7,000,000 5,191,060
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 3,921,000 2,097,735
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 18,750,000 16,500,000
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 23,909,673 20,366,140
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 10,000,000 8,300,000
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 7,900,000 6,198,498
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,874,772
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 2,473,000 2,389,129
d
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 3,442,500
d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 6,432,591
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,439,369
119,377,794
Road & Rail 0.1%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 3,963,281
Semiconductors & Semiconductor Equipment 0.3%
d
Broadcom, Inc. ,
Senior Bond, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,637,774
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 5,000,000 4,519,709
9,157,483
Software 0.8%
Oracle Corp. , Senior Bond , 2.875% , 3/25/31 .................
United States 10,000,000 8,248,962
d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 11,000,000 7,971,362
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 9,147,698
25,368,022
Specialty Retail 0.2%
d
Carvana Co. , Senior Note , 144A, 10.25% , 5/01/30 ............. United States 5,000,000 4,116,550
d
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 3,151,940
7,268,490

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.3%
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .......................
United States 10,000,000 $ 9,766,549
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 20,000,000 18,312,883
Trading Companies & Distributors 0.8%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 11,300,000 10,708,841
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 13,998,250
24,707,091
Wireless Telecommunication Services 1.1%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 6,300,000 6,346,352
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 12,925,000
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,440,670
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,918,624
35,630,646
Total Corporate Bonds (Cost $1,303,147,248) ...................................
1,150,960,730
Units
a
g
Index-Linked Notes 1.0%
Capital Markets 1.0%
d,h
Credit Suisse AG , Senior Note , 144A, 29.019% , 9/06/22 ........ Switzerland 10,332 33,267,490
Total Index-Linked Notes (Cost $34,999,753) ....................................
33,267,490
Principal
Amount
*
i
Senior Floating Rate Interests 0.1%
Media 0.1%
j
Diamond Sports Group LLC , First Lien, CME Term Loan , 9.181% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 2,171,245 2,166,718
Total Senior Floating Rate Interests (Cost $1,996,600) ...........................
2,166,718
U.S. Government and Agency Securities 9.4%
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 50,000,000 49,935,835
1.75%, 3/15/25 ..................................... United States 100,000,000 96,691,406
1.875%, 2/15/32 ..................................... United States 24,000,000 21,746,250
2.875%, 5/15/32 ..................................... United States 130,000,000 128,557,813
Total U.S. Government and Agency Securities (Cost $295,611,599) ................
296,931,304
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 8,468,417 8,335,467
Total Asset-Backed Securities (Cost $8,468,417) ................................
8,335,467
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,722,332 1,721,760
Total Mortgage-Backed Securities (Cost $1,824,595) .............................
1,721,760

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

See A bbreviations on page FI- 33 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.3%
a,d
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 $ 8,976,550
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
8,976,550
Total Long Term Investments (Cost $3,139,826,330) .............................
3,134,823,579
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.6%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 19,514,420 19,514,420
Total Money Market Funds (Cost $19,514,420) ..................................
19,514,420
a a a
m
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.3%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 8,787,000 8,787,000
Principal
Amount
*
Repurchase Agreements 0.1%
n
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $2,088,094)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $2,129,770) ................................ 2,088,008 2,088,008
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $10,875,008) ...........................................................
10,875,008
Total Short Term Investments (Cost $30,389,428 ) ................................
30,389,428
a
Total Investments (Cost $3,170,215,758) 100.1% ................................
$3,165,213,007
Other Assets, less Liabilities (0.1)% ...........................................
(2,490,798)
Net Assets 100.0% ...........................................................
$3,162,722,209
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(f).
c
See Note 1(e) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $1,260,444,040, representing 39.9% of net assets.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
See Note 1(d) regarding index-linked notes.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

h
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
i
See Note 1(g) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 3(e) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(f) regarding securities on loan.
n
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,139,826,330
Cost - Non-controlled affiliates (Note 3e) ........................................................ 28,301,420
Cost - Unaffiliated repurchase agreements ...................................................... 2,088,008
Value - Unaffiliated issuers (Includes securities loaned of $10,471,865) ................................. $3,134,823,579
Value - Non-controlled affiliates (Note 3e) ....................................................... 28,301,420
Value - Unaffiliated repurchase agreements ...................................................... 2,088,008
Cash .................................................................................... 1,877
Receivables:
Capital shares sold ........................................................................ 1,016,885
Dividends and interest ..................................................................... 23,110,358
European Union tax reclaims (Note 1 h ) ......................................................... 1,603,423
Total assets .......................................................................... 3,190,945,550
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,247,500
Capital shares redeemed ................................................................... 6,403,633
Management fees ......................................................................... 1,207,019
Distribution fees .......................................................................... 651,671
Trustees' fees and expenses ................................................................. 410
Payable upon return of securities loaned (Note 1 f ) .................................................. 10,875,008
Accrued expenses and other liabilities ........................................................... 838,100
Total liabilities ......................................................................... 28,223,341
Net assets, at value ................................................................. $3,162,722,209
Net assets consist of:
Paid-in capital ............................................................................. $2,863,271,253
Total distributable earnings (losses) ............................................................. 299,450,956
Net assets, at value ................................................................. $3,162,722,209
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $213,601,805
Shares outstanding ........................................................................ 14,231,767
Net asset value and maximum offering price per share ............................................. $15.01
Class 2:
Net assets, at value ....................................................................... $2,629,066,056
Shares outstanding ........................................................................ 182,792,132
Net asset value and maximum offering price per share ............................................. $14.38
Class 4:
Net assets, at value ....................................................................... $320,054,348
Shares outstanding ........................................................................ 21,602,846
Net asset value and maximum offering price per share ............................................. $14.82

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $354,625)
Unaffiliated issuers ........................................................................ $28,529,285
Non-controlled affiliates (Note 3e) ............................................................. 36,044
Interest:
Unaffiliated issuers ........................................................................ 39,824,109
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 39,099
Non-controlled affiliates (Note 3 e ) ............................................................. 7,314
Other income (Note 1 h ) ...................................................................... 28,186
Total investment income ................................................................... 68,464,037
Expenses:
Management fees (Note 3 a ) ................................................................... 7,909,613
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,621,551
    Class 4 ................................................................................ 578,402
Custodian fees (Note 4 ) ...................................................................... 20,458
Reports to shareholders fees .................................................................. 95,801
Professional fees ........................................................................... 54,076
Trustees' fees and expenses .................................................................. 16,523
Other .................................................................................... 64,783
Total expenses ......................................................................... 12,361,207
Expense reductions (Note 4 ) ............................................................... (216)
Expenses waived/paid by affiliates (N ote 3e) ................................................... (73,300)
Net expenses ......................................................................... 12,287,691
Net investment income ................................................................ 56,176,346
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 266,482,567
Foreign currency transactions ................................................................ 8,188
Net realized gain (loss) .................................................................. 266,490,755
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (590,554,218)
Translation of other assets and liabilities denominated in foreign currencies .............................. (150,494)
Net change in unrealized appreciation (depreciation) ............................................ (590,704,712)
Net realized and unrealized gain (loss) ............................................................ (324,213,957)
Net increase (decrease) in net assets resulting from operations .......................................... $(268,037,611)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $56,176,346 $119,675,102
Net realized gain (loss) ................................................. 266,490,755 513,668,217
Net change in unrealized appreciation (depreciation) ........................... (590,704,712) 10,214,847
Net increase (decrease) in net assets resulting from operations ................ (268,037,611) 643,558,166
Distributions to shareholders:
Class 1 ............................................................. (15,259,288) (16,108,181)
Class 2 ............................................................. (187,850,088) (184,021,190)
Class 4 ............................................................. (21,816,089) (14,055,725)
Total distributions to shareholders .......................................... (224,925,465) (214,185,096)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,874,600 (92,365,384)
Class 2 ............................................................. 14,443,242 (1,191,742,494)
Class 4 ............................................................. 34,885,728 (3,607,701)
Total capital share transactions ............................................ 52,203,570 (1,287,715,579)
Net increase (decrease) in net assets ................................... (440,759,506) (858,342,509)
Net assets:
Beginning of period ..................................................... 3,603,481,715 4,461,824,224
End of period .......................................................... $3,162,722,209 $3,603,481,715

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Income VIP Fund

Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Income VIP Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2022.
d. Index-Linked Notes
The Fund invests in index-linked notes. Index-linked notes
are senior, unsecured, subordinated debt securities issued
by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes
are designed to provide investors access to the returns of
various market benchmarks and intended to replicate the
economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Fund.
e. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, at June 30, 2022, the Fund held $32,247 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 412,199 $7,151,785 2,421,558 $40,162,495
Shares issued in reinvestment of distributions .......... 1,008,545 15,259,288 964,562 16,108,181
Shares redeemed ............................... (1,139,891) (19,536,473) (9,030,990) (148,636,060)
Net increase (decrease) .......................... 280,853 $2,874,600 (5,644,870) $(92,365,384)
Class 2 Shares:
Shares sold ................................... 9,840,749 $161,827,575 8,261,102 $133,024,654
Shares issued in reinvestment of distributions .......... 12,955,178 187,850,088 11,472,643 184,021,190
Shares redeemed ............................... (20,565,487) (335,234,421) (95,307,859) (1,508,788,338)
Net increase (decrease) .......................... 2,230,440 $14,443,242 (75,574,114) $(1,191,742,494)
Class 4 Shares:
Shares sold ................................... 2,879,430 $48,413,623 2,779,479 $45,895,938
Shares issued in reinvestment of distributions .......... 1,461,225 21,816,089 851,346 14,055,725
Shares redeemed ............................... (2,093,120) (35,343,984) (3,856,387) (63,559,364)
Net increase (decrease) .......................... 2,247,535 $34,885,728 (225,562) $(3,607,701)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment Manager
Franklin Templeton Services, LLC (FT Services) Administrative Manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.457% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, equity-linked securities and convertible securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$1,176,250,651 and $1,231,248,831, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$10,875,008 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 56,779,626 $ 709,493,981 $ (746,759,187) $ — $ — $ 19,514,420 19,514,420 $ 36,044
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $20,527,000 $107,084,000 $(118,824,000) $— $— $8,787,000 8,787,000 $7,314
Total Affiliated Securities ... $77,306,626 $816,577,981 $(865,583,187) $— $— $28,301,420 $43,358
Cost of investments .......................................................................... $3,177,949,393
Unrealized appreciation ........................................................................ $320,259,607
Unrealized depreciation ........................................................................ (332,995,993)
Net unrealized appreciation (depreciation) .......................................................... $(12,736,386)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
7. Credit Risk
At June 30, 2022, the Fund had 28.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 64,620,750 $ — $ — $ 64,620,750
Air Freight & Logistics ................... 28,786,558 — — 28,786,558
Banks ............................... 89,602,450 — — 89,602,450
Biotechnology ......................... 43,068,200 — — 43,068,200
Capital Markets ........................ 23,578,600 — — 23,578,600
Chemicals ........................... 26,706,026 9,843,785 — 36,549,811
Diversified Telecommunication Services ..... 63,505,392 — — 63,505,392
Electric Utilities ........................ 110,858,800 — — 110,858,800
Energy Equipment & Services ............. 4,022,300 — — 4,022,300
Health Care Equipment & Supplies ......... 29,617,500 — — 29,617,500
Health Care Providers & Services .......... 1,875,000 — — 1,875,000
Household Products .................... 17,254,800 — — 17,254,800
Industrial Conglomerates ................ 19,988,150 — — 19,988,150
Insurance ............................ 18,837,000 — — 18,837,000
IT Services ........................... 28,192,678 — — 28,192,678
Media ............................... 21,582,000 — — 21,582,000
Metals & Mining ....................... 9,150,000 — — 9,150,000
Multi-Utilities .......................... 65,128,624 — — 65,128,624
Oil, Gas & Consumable Fuels ............. 133,706,250 — — 133,706,250
Personal Products ..................... — 13,671,693 — 13,671,693
Pharmaceuticals ....................... 111,733,150 — — 111,733,150
Road & Rail .......................... 10,664,000 — — 10,664,000
Semiconductors & Semiconductor Equipment . 66,138,583 — — 66,138,583
Specialty Retail ........................ 8,776,640 — — 8,776,640
Tobacco ............................. 19,748,000 — — 19,748,000
Equity-Linked Securities ................... — 477,093,570 — 477,093,570
Convertible Preferred Stocks :
Capital Markets ........................ 4,969,950 — — 4,969,950
Electric Utilities ........................ 49,717,330 — — 49,717,330
Multi-Utilities .......................... 20,568,000 — — 20,568,000
Semiconductors & Semiconductor Equipment . 25,553,550 — — 25,553,550
Thrifts & Mortgage Finance ............... — 4,631,250 — 4,631,250
Convertible Bonds ....................... — 9,272,981 — 9,272,981
Corporate Bonds ........................ — 1,150,960,730 — 1,150,960,730
Index-Linked Notes ...................... — 33,267,490 — 33,267,490
Senior Floating Rate Interests ............... — 2,166,718 — 2,166,718
U.S. Government and Agency Securities ....... — 296,931,304 — 296,931,304
Asset-Backed Securities .................. — 8,335,467 — 8,335,467
Mortgage-Backed Securities ................ — 1,721,760 — 1,721,760
Escrows and Litigation Trusts ............... — 8,976,550 — 8,976,550
Short Term Investments ................... 28,301,420 2,088,008 — 30,389,428
Total Investments in Securities ........... $1,146,251,701 $2,018,961,306
a
$— $3,165,213,007
a
Includes foreign securities valued at $23,515,478, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Income VIP Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
SOFR
Secured Overnight Financing Rate

FLG-1
Semiannual Report
Franklin Large Cap Growth VIP Fund
This semiannual report for Franklin Large Cap Growth VIP Fund covers the period ended June 30 , 2022 .
Class 1 Performance Summary as of June 30 , 2022
The Fund’s Class 1 Shares posted a - 33.49% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FLG-2
Semiannual Report
Franklin Large Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of large-capitalization companies. For
this Fund, large-capitalization companies are those with
market capitalization values within those of the top 50%
of companies in the Russell 1000
®
Index at the time of
purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of
adverse developments in such sectors. Smaller or midsized
companies can be particularly sensitive to changing
economic conditions, and their prospects for growth are
less certain than those of larger companies. Investments
in foreign securities may involve special risks including
currency fluctuations and economic and political uncertainty.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -19.96% total return.
2
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
-19.96% total return for the six months ended June 30,
2022.
2
Concerns surrounding higher inflation, geopolitical
stability and rising interest rates pressured stocks,
particularly in the second half of the period. Elevated
demand combined with supply chain disruptions led to the
highest inflation since 1981 and borrowing costs increased
from historically low levels. Russia’s invasion of Ukraine
injected further uncertainty into financial markets, provoking significant volatility in commodity and equity prices.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Portfolio Composition
6/30/22
% of Total
Net Assets
Software 22.2%
IT Services 8.9%
Internet & Direct Marketing Retail 7.1%
Life Sciences Tools & Services 6.7%
Semiconductors & Semiconductor Equipment 5.9%
Technology Hardware, Storage & Peripherals 5.6%
Interactive Media & Services 5.4%
Capital Markets 4.9%
Health Care Equipment & Supplies 4.2%
Health Care Providers & Services 3.7%
Equity Real Estate Investment Trusts (REITs) 3.2%
Pharmaceuticals 2.6%
Professional Services 2.3%
Hotels, Restaurants & Leisure 2.0%
Other* 13.3%
Short-Term Investments & Other Net Assets 2.0%
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Large Cap Growth VIP Fund
FLG-3
Semiannual Report
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 3.9% in December 2021
to 3.6% in June 2022, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
Investment Strategy
We are research driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we seek companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between that
potential earnings growth, business and financial risk, and
valuation.
Manager’s Discussion
For the six-month reporting period, the Fund underperformed
the S&P 500 Index at a time of heightened market volatility.
Much of the underperformance was due to stock selection
and overweighting in the information technology (IT) sector.
Off-index stakes in payment solutions provider Bill.com
Holdings and e-commerce platform Shopify were drags
on relative returns. Both companies tracked markets lower
despite what we view as their strong fundamentals. In
contrast, Mastercard was a top contributor in the IT sector.
The payment processor has seen improved cross-border
trends as post-pandemic travel recovers.
While health care was a detractor at the sector level, the
Fund’s investments in global pharmaceutical company
AstraZeneca and private health insurer UnitedHealth Group
boosted results. AstraZeneca holds a portfolio of multiple
blockbuster drugs that are helping drive revenue growth for
the company, while increasing demand for health insurance
along with price hikes passed on to customers have been
revenue boosts for UnitedHealth.
The impact of rising inflation on consumer spending weighed
on the consumer discretionary sector, where stock selection
and an overweighting proved adverse. In the sector, supply-
chain snarls and parts shortages have been headwinds for
electric vehicle manufacturer Rivian Automotive, while rising oil prices and higher expenses pressured the shares of
e-commerce giant Amazon.com.
In the communication services sector, a lighter-than-index
exposure to interactive media and services company Meta
Platforms proved beneficial in relative terms. The company
struggled with headwinds from platform changes by Apple
(also a Fund holding); the negative impact of supply chain
and inflationary pressures; and decreased user engagement.
Our lower-than-benchmark exposure to Meta helped mitigate
the relative impact of the stock’s substantial decline.
Top 10 Holdings
6/30/22
Company
Industry
% of Total
Net Assets
a aa
Amazon.com, Inc. 7.1%
Internet & Direct Marketing Retail
Microsoft Corp. 6.5%
Software
Apple, Inc. 5.6%
Technology Hardware, Storage & Peripherals
Mastercard , Inc. 5.3%
IT Services
ServiceNow , Inc. 4.1%
Software
Alphabet, Inc. 4.1%
Interactive Media & Services
UnitedHealth Group, Inc. 3.3%
Health Care Providers & Services
SBA Communications Corp. 3.2%
Equity Real Estate Investment Trusts (REITs)
Danaher Corp. 2.9%
Life Sciences Tools & Services
West Pharmaceutical Services, Inc. 2.4%
Life Sciences Tools & Services

Franklin Large Cap Growth VIP Fund
FLG-4
Semiannual Report
Thank you for your participation in Franklin Large Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Large Cap Growth VIP Fund
FLG-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $665.10 $3.56 $1,020.52 $4.31 0.86%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.30 $29.78 $22.73 $19.19 $20.93 $17.85
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.10) (0.09) (0.06) (0.04) (0.03)
Net realized and unrealized gains (losses) (10.14) 4.39 9.54 6.51 0.03 4.91
Total from investment operations ........ (10.18) 4.29 9.45 6.45 (0.01) 4.88
Less distributions from:
Net investment income .............. — — — — — (0.20)
Net realized gains ................. (5.08) (3.77) (2.40) (2.91) (1.73) (1.60)
Total distributions ................... (5.08) (3.77) (2.40) (2.91) (1.73) (1.80)
Net asset value, end of period .......... $15.04 $30.30 $29.78 $22.73 $19.19 $20.93
Total return
c
....................... (33.49)% 15.56% 44.98% 34.98% (1.24)% 28.38%
Ratios to average net assets
d
Expenses
e
........................ 0.86%
f
0.84%
f
0.84%
f
0.84%
f
0.85% 0.87%
Net investment (loss) ................ (0.31)% (0.32)% (0.36)% (0.25)% (0.17)% (0.14)%
Supplemental data
Net assets, end of period (000’s) ........ $3,576 $5,387 $4,606 $1,350 $1,040 $1,092
Portfolio turnover rate ................ 6.56% 14.98% 14.90% 17.01% 21.93% 24.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.93 $28.65 $22.00 $18.70 $20.48 $17.48
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.16) (0.14) (0.11) (0.09) (0.08)
Net realized and unrealized gains (losses) (9.69) 4.21 9.19 6.32 0.04 4.81
Total from investment operations ........ (9.75) 4.05 9.05 6.21 (0.05) 4.73
Less distributions from:
Net investment income .............. — — — — — (0.13)
Net realized gains ................. (5.08) (3.77) (2.40) (2.91) (1.73) (1.60)
Total distributions ................... (5.08) (3.77) (2.40) (2.91) (1.73) (1.73)
Net asset value, end of period .......... $14.10 $28.93 $28.65 $22.00 $18.70 $20.48
Total return
c
....................... (33.57)% 15.28% 44.63% 34.58% (1.47)% 28.11%
Ratios to average net assets
d
Expenses
e
........................ 1.11%
f
1.09%
f
1.09%
f
1.09%
f
1.10% 1.12%
Net investment (loss) ................ (0.57)% (0.57)% (0.58)% (0.50)% (0.42)% (0.39)%
Supplemental data
Net assets, end of period (000’s) ........ $80,858 $128,584 $131,001 $114,170 $100,435 $118,875
Portfolio turnover rate ................ 6.56% 14.98% 14.90% 17.01% 21.93% 24.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Large Cap Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Auto Components 0.7%
a
Aptiv plc ............................................ United States 6,658 $ 593,028
Automobiles 1.7%
a,b
Lucid Group, Inc. ..................................... United States 8,802 151,042
a,b
Rivian Automotive, Inc., A ............................... United States 18,726 482,007
a
Tesla, Inc. ........................................... United States 1,166 785,208
1,418,257
Beverages 1.7%
Constellation Brands, Inc., A ............................. United States 2,753 641,614
a
Monster Beverage Corp. ................................ United States 8,433 781,739
1,423,353
Biotechnology 0.1%
a
Heron Therapeutics, Inc. ................................ United States 45,652 127,369
Capital Markets 4.9%
Intercontinental Exchange, Inc. ........................... United States 5,953 559,820
MSCI, Inc. ........................................... United States 4,881 2,011,704
S&P Global, Inc. ...................................... United States 4,789 1,614,181
4,185,705
Chemicals 1.4%
Linde plc ............................................ United Kingdom 4,186 1,203,601
Commercial Services & Supplies 0.6%
Republic Services, Inc. ................................. United States 4,079 533,819
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 7,386 572,120
Entertainment 0.6%
a
Walt Disney Co. (The) .................................. United States 5,049 476,626
Equity Real Estate Investment Trusts (REITs) 3.2%
SBA Communications Corp. ............................. United States 8,480 2,714,024
Food Products 0.2%
a
Freshpet , Inc. ........................................ United States 3,595 186,545
Health Care Equipment & Supplies 4.2%
a
Edwards Lifesciences Corp. ............................. United States 13,113 1,246,915
a
Figs, Inc., A .......................................... United States 28,790 262,277
a
IDEXX Laboratories, Inc. ................................ United States 1,821 638,679
a
Intuitive Surgical, Inc. .................................. United States 5,607 1,125,381
a
Nevro Corp. ......................................... United States 5,836 255,792
3,529,044
Health Care Providers & Services 3.7%
a
Guardant Health, Inc. .................................. United States 9,904 399,527
UnitedHealth Group, Inc. ................................ United States 5,400 2,773,602
3,173,129
Health Care Technology 1.3%
a
Veeva Systems, Inc., A ................................. United States 5,571 1,103,281
Hotels, Restaurants & Leisure 2.0%
a
Chipotle Mexican Grill, Inc. .............................. United States 1,023 1,337,327
a,b
Dutch Bros, Inc., A .................................... United States 10,162 321,627
1,658,954

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.0%
Honeywell International, Inc. ............................. United States 4,780 $ 830,812
Interactive Media & Services 5.4%
a
Alphabet, Inc., A ...................................... United States 1,580 3,443,231
a
Meta Platforms, Inc., A ................................. United States 6,839 1,102,788
4,546,019
Internet & Direct Marketing Retail 7.1%
a
Amazon.com, Inc. ..................................... United States 56,500 6,000,865
IT Services 8.9%
a
Cloudflare , Inc., A ..................................... United States 4,150 181,562
a,b
Marqeta , Inc., A ....................................... United States 22,256 180,496
Mastercard , Inc., A .................................... United States 14,122 4,455,209
a
Okta , Inc. ........................................... United States 3,388 306,275
a
Shopify, Inc., A ....................................... Canada 10,760 336,142
a
Snowflake, Inc., A ..................................... United States 2,859 397,573
Visa, Inc., A .......................................... United States 8,454 1,664,508
7,521,765
Life Sciences Tools & Services 6.7%
Danaher Corp. ....................................... United States 9,543 2,419,341
a
Illumina, Inc. ......................................... United States 2,385 439,699
Thermo Fisher Scientific, Inc. ............................ United States 1,318 716,043
West Pharmaceutical Services, Inc. ........................ United States 6,796 2,054,906
5,629,989
Machinery 0.3%
a,b
Proterra , Inc. ......................................... United States 47,147 218,762
Pharmaceuticals 2.6%
AstraZeneca plc, ADR .................................. United Kingdom 21,344 1,410,198
a
Catalent , Inc. ........................................ United States 7,698 825,918
2,236,116
Professional Services 2.3%
a
CoStar Group, Inc. .................................... United States 25,058 1,513,754
TransUnion .......................................... United States 5,166 413,228
1,926,982
Road & Rail 1.9%
a
Uber Technologies, Inc. ................................. United States 16,438 336,322
Union Pacific Corp. .................................... United States 5,937 1,266,243
1,602,565
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc. ................................... United States 6,231 910,287
ASML Holding NV, NYRS ............................... Netherlands 888 422,582
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 5,921 238,853
Monolithic Power Systems, Inc. ........................... United States 3,610 1,386,384
NVIDIA Corp. ........................................ United States 13,285 2,013,873
4,971,979
Software 22.2%
a
Adobe, Inc. .......................................... United States 3,895 1,425,804
a
Atlassian Corp. plc, A .................................. United States 1,898 355,685
a
Bill.com Holdings, Inc. .................................. United States 9,394 1,032,776
a
Confluent, Inc., A ...................................... United States 9,664 224,591
a
Crowdstrike Holdings, Inc., A ............................. United States 2,442 411,624
a
HashiCorp , Inc., A ..................................... United States 9,880 290,867

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Intuit, Inc. ........................................... United States 4,284 $ 1,651,225
Microsoft Corp. ....................................... United States 21,408 5,498,217
a
Monday.com Ltd. ...................................... United States 2,336 240,982
a
Paycom Software, Inc. ................................. United States 1,453 407,014
Roper Technologies, Inc. ................................ United States 2,774 1,094,759
a
Salesforce, Inc. ....................................... United States 5,202 858,538
a
ServiceNow , Inc. ...................................... United States 7,329 3,485,086
a
Synopsys, Inc. ....................................... United States 3,864 1,173,497
a
Workday, Inc., A ...................................... United States 4,484 625,877
18,776,542
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. .......................................... United States 34,440 4,708,637
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 8,953 914,997
Total Common Stocks (Cost $40,703,164) ......................................
82,784,885
Short Term Investments 2.7%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.9%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value
$780,350)
BNP Paribas Securities Corp. (Maturity Value $427,101)
Deutsche Bank Securities, Inc. (Maturity Value $22,240)
HSBC Securities (USA), Inc. (Maturity Value $331,009)
Collateralized by U.S. Government Agency Securities, 2% - 6%,
12/28/37 - 12/20/51; U.S. Government Agency Strips, 7/15/23; and
U.S. Treasury Notes, 0.25% - 0.75%, 7/31/25 - 3/31/26 (valued at
$796,168) ......................................... 780,320 780,320
Total Repurchase Agreements (Cost $780,320) ..................................
780,320
Country Shares
d
Investments from Cash Collateral Received for
Loaned Securities 1.8%
Money Market Funds 1.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 1,185,000 1,185,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-11
See Abbreviations on page FLG- 21 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $297,145)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $303,076) ................................. 297,133 $ 297,133
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,482,133) ............................................................
1,482,133
Total Short Term Investments (Cost $2,262,453 ) .................................
2,262,453
a
Total Investments (Cost $42,965,617) 100.7% ...................................
$85,047,338
Other Assets, less Liabilities (0.7)% ...........................................
(613,728)
Net Assets 100.0% ...........................................................
$84,433,610
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).
c
See Note 1(c) regarding repurchase agreement.
d
See Note 1(d) regarding securities on loan.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-12
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $40,703,164
Cost - Non-controlled affiliates (Note 3e) ........................................................ 1,185,000
Cost - Unaffiliated repurchase agreements ...................................................... 1,077,453
Value - Unaffiliated issuers (Includes securities loaned of $1,479,751) ................................. $82,784,885
Value - Non-controlled affilia tes (Note 3e) ....................................................... 1,185,000
Value - Unaffiliated repurchase agreements ...................................................... 1,077,453
Receivables:
Investment securities sold ................................................................... 695,363
Capital shares sold ........................................................................ 469,189
Dividends and interest ..................................................................... 30,413
Total assets .......................................................................... 86,242,303
Liabilities:
Payables:
Investment securities purchased .............................................................. 158,367
Capital shares redeemed ................................................................... 24,350
Management fees ......................................................................... 52,761
Distribution fees .......................................................................... 16,932
Trustees' fees and expenses ................................................................. 606
Payable upon return of securities loaned (Note 1 d ) .................................................. 1,482,133
Accrued expenses and other liabilities ........................................................... 73,544
Total liabilities ......................................................................... 1,808,693
Net assets, at value ................................................................. $84,433,610
Net assets consist of:
Paid-in capital ............................................................................. $41,023,131
Total distributable earnings (losses) ............................................................. 43,410,479
Net assets, at value ................................................................. $84,433,610
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $3,576,036
Shares outstanding ........................................................................ 237,760
Net asset value and maximum offering price per share ............................................. $15.04
Class 2:
Net assets, at value ....................................................................... $80,857,574
Shares outstanding ........................................................................ 5,733,997
Net asset value and maximum offering price per share ............................................. $14.10

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FLG-13
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $519)
Unaffiliated issuers ........................................................................ $220,964
Interest:
Unaffiliated issuers ........................................................................ 2,273
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 56,580
Non-controlled affiliates (Note 3 e ) ............................................................. 720
Total investment income ................................................................... 280,537
Expenses:
Management fees (Note 3 a ) ................................................................... 386,317
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 123,449
Custodian fees (Note 4 ) ...................................................................... 743
Reports to shareholders fees .................................................................. 19,169
Professional fees ........................................................................... 32,162
Trustees' fees and expenses .................................................................. 1,158
Other .................................................................................... 5,108
Total expenses ......................................................................... 568,106
Expense reductions (Note 4 ) ............................................................... (3)
Expenses waived/paid by affiliates ( Note 3e) ................................................... (1,457)
Net expenses ......................................................................... 566,646
Net investment income (loss) ............................................................ (286,109)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,618,902
Foreign currency transactions ................................................................ 117
Net realized gain (loss) .................................................................. 1,619,019
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (45,362,582)
Net realized and unrealized gain (loss) ............................................................ (43,743,563)
Net increase (decrease) in net assets resulting from operations .......................................... $(44,029,672)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FLG-14
Franklin Large Cap Growth VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(286,109) $(759,087)
Net realized gain (loss) ................................................. 1,619,019 23,018,611
Net change in unrealized appreciation (depreciation) ........................... (45,362,582) (3,017,147)
Net increase (decrease) in net assets resulting from operations ................ (44,029,672) 19,242,377
Distributions to shareholders:
Class 1 ............................................................. (901,917) (589,813)
Class 2 ............................................................. (21,324,131) (16,040,591)
Total distributions to shareholders .......................................... (22,226,048) (16,630,404)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 893,208 643,138
Class 2 ............................................................. 15,824,762 (4,891,047)
Total capital share transactions ............................................ 16,717,970 (4,247,909)
Net increase (decrease) in net assets ................................... (49,537,750) (1,635,936)
Net assets:
Beginning of period ..................................................... 133,971,360 135,607,296
End of period .......................................................... $84,433,610 $133,971,360

Franklin Templeton Variable Insurance Products Trust
FLG-15
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Large Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Large Cap Growth VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 67.6% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-16
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on June 30, 2022.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, the Fund received $97,195 in U.S. Government
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-17
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
and Agency securities as collateral. These securities are
held as collateral in segregated accounts with the Fund’s
custodian. The Fund cannot repledge or resell these
securities held as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2022, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-18
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— 4,879 $142,500
Shares issued in reinvestment of distributions .......... 60,329 901,917 21,262 589,813
Shares redeemed ............................... (351) (8,709) (3,046) (89,175)
Net increase (decrease) .......................... 59,978 $893,208 23,095 $643,138
Class 2 Shares:
Shares sold ................................... 273,122 $6,127,790 268,877 $7,625,062
Shares issued in reinvestment of distributions .......... 1,520,980 21,324,131 604,849 16,040,591
Shares redeemed ............................... (505,409) (11,627,159) (1,000,883) (28,556,700)
Net increase (decrease) .......................... 1,288,693 $15,824,762 (127,157) $(4,891,047)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-19
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.750% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $1,948,000 $13,993,000 $(14,756,000) $— $— $1,185,000 1,185,000 $720
Total Affiliated Securities ... $1,948,000 $13,993,000 $(14,756,000) $— $— $1,185,000 $720
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-20
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
5. Income Taxes
At June 30, 2022, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$6,902,941 and $13,606,076, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $1,482,133 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
Cost of investments .......................................................................... $42,969,476
Unrealized appreciation ........................................................................ $49,862,651
Unrealized depreciation ........................................................................ (7,784,788)
Net unrealized appreciation (depreciation) .......................................................... $42,077,863

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FLG-21
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 82,784,885 $ — $ — $ 82,784,885
Short Term Investments ................... 1,185,000 1,077,453 — 2,262,453
Total Investments in Securities ........... $83,969,885 $1,077,453 $— $85,047,338
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
NYRS
New York Registry Shares

MGD-1
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
This semiannual report for Franklin Mutual Global Discovery VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a - 9.35% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

MGD-2
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available
at market prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest substantially and potentially up to
100% of its assets in foreign securities, which may include
sovereign debt and participations in foreign government
debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated if other investors fail to recognize the company's value and bid up
the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase
the price of the security do not occur or do not have the
anticipated effect. Investing in foreign securities typically involve more risks than investing in U.S. securities, and
includes risks associated with internal and external political and economic developments, trading practices, availability
of information, limited markets, and currency exchange rate
fluctuations and policies. Because the Fund may invest
at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to
greater risks of adverse developments in that region and/
or the surrounding regions than a fund that is more broadly
diversified geographically. Securities issued by small and
mid-capitalization companies may be more volatile in price
than those of larger companies and may involve additional
risks. Derivative instruments involve costs and can create
economic leverage in the Fund’s portfolio which may result
in significant volatility and cause the Fund to participate
in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. A merger or other
restructuring, or a tender or exchange offer, proposed or
pending at the time the Fund invests in merger arbitrage
securities may not be completed on the terms or within
the time frame contemplated, which may result in losses
to the Fund. Debt obligations of distressed companies
typically are unrated, lower-rated, in default or close to
default and are generally more likely to become worthless
than the securities of more financially stable companies.
To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund is actively managed but there is
no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the MSCI World Value Index-NR (USD), posted
a -20.51% total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Mutual Global Discovery VIP Fund
MGD-3
Semiannual Report
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
Geographic Composition
6/30/22
% of Total
Net Assets
United States 49.3%
Germany 11.5%
France 9.7%
United Kingdom 6.7%
Netherlands 4.3%
Japan 3.2%
Switzerland 2.4%
Israel 2.1%
Spain 2.0%
Ireland 1.7%
China 1.4%
South Korea 1.2%
Other 1.3%
Short-Term Investments & Other Net Assets 3.2%
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Banks 8.4%
Insurance 7.5%
Health Care Providers & Services 7.5%
Pharmaceuticals 7.4%
IT Services 5.1%
Oil, Gas & Consumable Fuels 4.3%
Food Products 4.1%
Technology Hardware, Storage & Peripherals 3.7%
Entertainment 3.5%
Machinery 3.2%

Franklin Mutual Global Discovery VIP Fund
MGD-4
Semiannual Report
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of
the companies’ intrinsic or business value. We also look
for asset-rich companies whose shares may be trading
at depressed levels due to concerns over short-term
earnings disappointments, litigation, management strategy
or other perceived negatives. While the vast majority of
our undervalued equity and debt investments are made
in publicly traded companies globally, we may invest
occasionally in privately held companies as well.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During the six-month review period, the Fund fared better
than its benchmark, as stock selection in the financials,
consumer staples and information technology sectors
contributed to relative returns. Conversely, security selection in the materials, industrials and communication services
sectors detracted from relative performance.
Top positive contributors to performance during the six-
month period included Deutsche Telekom, Williams and
Canadian Natural Resources (not held at period-end).
Deutsche Telekom (DT) supported relative returns, following
press reports about multiple bidders for its German tower
business and a solid earnings report through which the
company raised its outlook for the year. We believe a
significant improvement in free cash flow generation at
T-Mobile, DT’s U.S. subsidiary, following the completion of
its integration of Sprint will further support DT shares in the coming quarters.
Energy infrastructure company Williams was a significant
relative contributor, amid improving investor sentiment
toward the energy sector. Greater appreciation of both
continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the U.S. as efforts to reduce
Europe’s reliance on Russian gas take hold. Williams
generates good free cash flow, financial results tend to
be stable, and it is our opinion the reinvestment opportunities have been underappreciated.
Canadian Natural Resources, an oil and gas company,
bolstered relative performance during the period as rising oil prices supported the sector. The company further benefited
from a robust quarterly earnings report and news it was
raising its dividend significantly. Canadian Natural Resources generates significant amounts of excess free cash flow and
is highly disciplined with its capital. Its carbon footprint also is improving faster than generally perceived.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
A a
Deutsche Telekom AG 3.0%
Diversified Telecommunication Services,
Germany
BP plc 2.8%
Oil, Gas & Consumable Fuels, United Kingdom
Charter Communications, Inc. 2.6%
Media, United States
GSK plc 2.5%
Pharmaceuticals, United States
Novartis AG 2.4%
Pharmaceuticals, Switzerland
NN Group NV 2.2%
Insurance, Netherlands
Kraft Heinz Co. (The) 2.2%
Food Products, United States
Voya Financial, Inc. 2.1%
Diversified Financial Services, United States
Merck & Co., Inc. 2.1%
Pharmaceuticals, United States
Humana, Inc. 2.1%
Health Care Providers & Services, United States

Franklin Mutual Global Discovery VIP Fund
MGD-5
Semiannual Report
During the six-month period, investments that detracted
from Fund performance included General Motors, Johnson
Controls International and Covestro.
General Motors curbed relative performance during
the period due to management changes at its Cruise
autonomous vehicle business, and concerns about
commodity inflation and the economy. Nonetheless, we
believe the company’s financial results were solid, with
profitability remaining strong despite commodity inflation and increased investments in electric vehicles.
Johnson Controls International hindered relative returns
following its second-quarter earnings report. The company
posted solid top-line execution, weaker margins due to
supply chain disruptions and an inline earnings per share
figure resulting from higher profits and a lower share count.
Management continues to see improved underlying trends
and is encouraged by the pace of order growth but given the
pace of the backlog conversion due to supply chain issues,
Johnson Controls was forced to cut full-year guidance.
German chemicals company Covestro detracted from
relative performance, amid concerns about higher energy
costs in Europe, the potential for reduced gas supplies,
weaker demand in a recessionary scenario, and the negative
impact from supply chain disruptions in China during
lockdowns this spring. We believe the energy cost and gas
supply situation should be manageable, even in a negative
outcome, and China’s lockdowns were temporary. Although
a recession would certainly hurt demand for some of
Covestro’s products, we believe there would be offsets in the form of greater investment in insulation to conserve energy, and light-weighting of vehicles, and that a negative scenario is already factored into the share price.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the dollar rose against most
currencies during the period.
Thank you for your participation in Franklin Mutual Global
Discovery VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Mutual Global Discovery VIP Fund
MGD-6
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $906.50 $4.46 $1,020.12 $4.73 0.95%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.32 $17.50 $19.17 $17.47 $20.38 $20.22
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.25 0.57
c
0.43 0.36 0.47
Net realized and unrealized gains (losses) (2.17) 3.14 (1.52) 3.64 (2.50) 1.29
Total from investment operations ........ (1.90) 3.39 (0.95) 4.07 (2.14) 1.76
Less distributions from:
Net investment income .............. — (0.57) (0.42) (0.37) (0.52) (0.42)
Net realized gains ................. — — (0.30) (2.00) (0.25) (1.18)
Total distributions ................... — (0.57) (0.72) (2.37) (0.77) (1.60)
Net asset value, end of period .......... $18.42 $20.32 $17.50 $19.17 $17.47 $20.38
Total return
d
....................... (9.35)% 19.43% (4.22)% 24.71% (11.01)% 8.99%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.95% 0.98% 0.97% 0.94% 0.96% 1.01%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.02% 0.01% 0.02% 0.01% —%
Net investment income ............... 2.72% 1.29% 3.57%
c
2.22% 1.81% 2.29%
Supplemental data
Net assets, end of period (000’s) ........ $3,665 $4,166 $3,788 $3,878 $3,282 $3,189
Portfolio turnover rate ................ 33.51% 41.58% 34.79% 21.82% 29.84% 17.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.61 $16.91 $18.54 $16.96 $19.80 $19.69
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.20 0.51
c
0.37 0.30 0.41
Net realized and unrealized gains (losses) (2.09) 3.02 (1.47) 3.53 (2.42) 1.25
Total from investment operations ........ (1.85) 3.22 (0.96) 3.90 (2.12) 1.66
Less distributions from:
Net investment income .............. — (0.52) (0.37) (0.32) (0.47) (0.37)
Net realized gains ................. — — (0.30) (2.00) (0.25) (1.18)
Total distributions ................... — (0.52) (0.67) (2.32) (0.72) (1.55)
Net asset value, end of period .......... $17.76 $19.61 $16.91 $18.54 $16.96 $19.80
Total return
d
....................... (9.43)% 19.13% (4.46)% 24.37% (11.22)% 8.71%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.20% 1.22% 1.22% 1.19% 1.21% 1.26%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.02% 0.01% 0.02% 0.01% —%
Net investment income ............... 2.45% 1.05% 3.33%
c
1.97% 1.56% 2.04%
Supplemental data
Net assets, end of period (000’s) ........ $403,108 $477,214 $467,653 $539,759 $500,607 $631,179
Portfolio turnover rate ................ 33.51% 41.58% 34.79% 21.82% 29.84% 17.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.12 $17.34 $18.98 $17.30 $20.17 $20.02
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.19 0.51
c
0.36 0.29 0.40
Net realized and unrealized gains (losses) (2.14) 3.09 (1.50) 3.61 (2.47) 1.27
Total from investment operations ........ (1.91) 3.28 (0.99) 3.97 (2.18) 1.67
Less distributions from:
Net investment income .............. — (0.50) (0.35) (0.29) (0.44) (0.34)
Net realized gains ................. — — (0.30) (2.00) (0.25) (1.18)
Total distributions ................... — (0.50) (0.65) (2.29) (0.69) (1.52)
Net asset value, end of period .......... $18.21 $20.12 $17.34 $18.98 $17.30 $20.17
Total return
d
....................... (9.49)% 18.98% (4.54)% 24.28% (11.31)% 8.61%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.29% 1.32% 1.32% 1.29% 1.31% 1.36%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.02% 0.01% 0.02% 0.01% —%
Net investment income ............... 2.33% 0.95% 3.22%
c
1.87% 1.46% 1.94%
Supplemental data
Net assets, end of period (000’s) ........ $21,226 $25,930 $26,688 $30,865 $30,094 $41,713
Portfolio turnover rate ................ 33.51% 41.58% 34.79% 21.82% 29.84% 17.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends EU reclaims in connection with certain
Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Global Discovery VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.0%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 64,119 $ 6,271,173
Auto Components 1.1%
Cie Generale des Etablissements Michelin SCA .............. France 176,536 4,821,140
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 9,971
4,831,111
Automobiles 1.5%
b
General Motors Co. .................................... United States 208,865 6,633,552
Banks 8.4%
BNP Paribas SA ...................................... France 186,364 8,913,732
CaixaBank SA ........................................ Spain 2,464,866 8,631,680
First Horizon Corp. .................................... United States 125,693 2,747,649
ING Groep NV ....................................... Netherlands 889,714 8,764,693
Wells Fargo & Co. ..................................... United States 179,033 7,012,723
36,070,477
Building Products 1.8%
Johnson Controls International plc ......................... United States 163,437 7,825,364
Capital Markets 2.0%
BlackRock, Inc. ....................................... United States 14,021 8,539,350
Chemicals 1.5%
d
Covestro AG, 144A, Reg S .............................. Germany 188,300 6,542,868
Construction Materials 1.4%
HeidelbergCement AG ................................. Germany 119,784 5,783,051
Diversified Financial Services 2.1%
e
Voya Financial, Inc. .................................... United States 153,889 9,161,012
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG .................................. Germany 637,266 12,674,144
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 627,151 6,740,102
Energy Equipment & Services 1.7%
Baker Hughes Co. ..................................... United States 259,507 7,491,967
Entertainment 3.5%
Activision Blizzard, Inc. ................................. United States 104,758 8,156,458
b
Walt Disney Co. (The) .................................. United States 72,701 6,862,974
15,019,432
Food Products 4.1%
Danone SA .......................................... France 143,437 8,032,403
Kraft Heinz Co. (The) .................................. United States 247,788 9,450,634
17,483,037
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 98,818 8,868,916
Health Care Providers & Services 7.5%
CVS Health Corp. ..................................... United States 93,660 8,678,536
Elevance Health, Inc. .................................. United States 14,607 7,049,046
Fresenius SE & Co. KGaA ............................... Germany 238,482 7,252,306

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 19,116 $ 8,947,626
31,927,514
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 118,128 7,818,892
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 103,398 7,775,519
Independent Power and Renewable Electricity Producers 1.2%
RWE AG ............................................ Germany 135,132 4,997,761
Industrial Conglomerates 1.4%
Siemens AG ......................................... Germany 57,790 5,940,326
Insurance 7.5%
China Pacific Insurance Group Co. Ltd., H ................... China 2,444,544 6,003,780
Everest Re Group Ltd. ................................. United States 29,259 8,200,713
NN Group NV ........................................ Netherlands 211,643 9,585,464
Willis Towers Watson plc ................................ United States 42,527 8,394,405
32,184,362
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 124,378 5,182,831
IT Services 5.1%
Capgemini SE ........................................ France 40,896 7,052,593
b
Fiserv, Inc. .......................................... United States 66,605 5,925,847
Global Payments, Inc. .................................. United States 79,676 8,815,352
21,793,792
Machinery 3.2%
Alstom SA ........................................... France 284,554 6,497,351
Parker-Hannifin Corp. .................................. United States 28,431 6,995,447
13,492,798
Media 2.6%
b
Charter Communications, Inc., A .......................... United States 23,404 10,965,476
Metals & Mining 0.5%
Rio Tinto plc ......................................... Australia 35,992 2,151,487
Oil, Gas & Consumable Fuels 4.3%
BP plc .............................................. United Kingdom 2,551,971 11,980,798
Williams Cos., Inc. (The) ................................ United States 202,478 6,319,339
18,300,137
Pharmaceuticals 7.0%
GSK plc ............................................ United States 491,591 10,592,832
Merck & Co., Inc. ..................................... United States 99,870 9,105,148
Novartis AG, ADR ..................................... Switzerland 120,956 10,224,411
29,922,391
Real Estate Management & Development 1.5%
b
CBRE Group, Inc., A ................................... United States 85,550 6,297,336
Semiconductors & Semiconductor Equipment 2.1%
b
Renesas Electronics Corp. .............................. Japan 751,901 6,802,968

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Tower Semiconductor Ltd. ............................... Israel 50,822 $ 2,346,960
9,149,928
Software 1.5%
b
Avaya Holdings Corp. .................................. United States 4 9
b
Check Point Software Technologies Ltd. .................... Israel 53,416 6,505,000
6,505,009
Technology Hardware, Storage & Peripherals 3.7%
Catcher Technology Co. Ltd. ............................. Taiwan 606,612 3,384,605
Samsung Electronics Co. Ltd. ............................ South Korea 120,441 5,351,531
b
Western Digital Corp. .................................. United States 157,314 7,052,387
15,788,523
Tobacco 2.1%
British American Tobacco plc ............................. United Kingdom 208,361 8,929,775
Trading Companies & Distributors 1.7%
b
AerCap Holdings NV ................................... Ireland 177,592 7,270,617
Total Common Stocks (Cost $384,300,266) .....................................
406,330,030
Preferred Stocks 1.4%
Automobiles 1.4%
f
Volkswagen AG, 5.88% ................................. Germany 44,653 6,011,781
Total Preferred Stocks (Cost $7,606,692) .......................................
6,011,781
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 3,613 190
Total Warrants (Cost $–) ......................................................
190
Principal
Amount
*
Corporate Bonds 0.4%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,225,208
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 551,661
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 48,203
1,825,072
Total Corporate Bonds (Cost $2,591,747) .......................................
1,825,072
Shares
a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $394,498,705) ...............................
414,167,073
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-13
Short Term Investments 0.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
h
FHLB, 7/01/22 ....................................... United States 2,200,000 $ 2,200,000
h
U.S. Treasury Bills, 7/12/22 .............................. United States 1,000,000 999,708
Total U.S. Government and Agency Securities (Cost $3,199,765) ..................
3,199,708
i
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
j
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $25)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $26) ...................................... 25 25
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $25) ..................................................................
25
Total Short Term Investments (Cost $3,199,790 ) .................................
3,199,733
a
Total Investments (Cost $397,698,495) 97.5% ...................................
$417,366,806
Other Assets, less Liabilities 2.5% .............................................
10,632,328
Net Assets 100.0% ...........................................................
$427,999,134
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $8,367,940, representing 2.0% of net assets.
e
A portion or all of the security is on loan at June 30, 2022. See Note 1(f).
f
Variable rate security. The rate shown represents the yield at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 1(f) regarding securities on loan.
j
See Note 1(e) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-14
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  12  regarding other derivative information.
See Abbreviations on page MGD-32.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 94 $ 12,382,150 9/19/22 $ 272,671
Foreign Exchange GBP/USD ................... Short 13 991,169 9/19/22 25,237
Total Futures Contracts ...................................................................... $297,908
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swiss Franc ....... BOFA Buy 596,485 655,614 7/20/22 $ — $ (30,095)
Swiss Franc ....... HSBK Buy 3,988,045 4,353,892 7/20/22 — (171,729)
Swiss Franc ....... HSBK Sell 7,091,004 7,784,142 7/20/22 347,983 —
Swiss Franc ....... UBSW Buy 2,506,473 2,738,423 7/20/22 — (109,946)
Euro ............. BOFA Buy 8,567,783 9,177,392 7/25/22 9,247 (196,263)
Euro ............. BOFA Sell 1,776,694 1,959,057 7/25/22 94,731 —
Euro ............. HSBK Buy 6,122,628 6,604,737 7/25/22 1,887 (182,009)
Euro ............. HSBK Sell 28,699,746 32,636,814 7/25/22 2,521,503 —
Euro ............. SSBT Buy 3,567,382 3,896,592 7/25/22 — (153,253)
Euro ............. SSBT Sell 265,839 295,968 7/25/22 17,016 —
Euro ............. UBSW Buy 7,672,046 8,266,509 7/25/22 — (216,054)
Euro ............. UBSW Sell 29,515,488 33,534,729 7/25/22 2,563,440 —
British Pound ...... BOFA Buy 708,770 911,253 8/15/22 — (47,939)
British Pound ...... BOFA Sell 1,732,598 2,260,625 8/15/22 150,241 —
British Pound ...... HSBK Sell 1,732,598 2,260,963 8/15/22 150,578 —
British Pound ...... UBSW Buy 679,913 849,635 8/15/22 — (21,471)
New Taiwan Dollar .. HSBK Sell 50,523,304 1,715,853 9/30/22 4,867 —
New Taiwan Dollar .. UBSW Sell 49,870,982 1,691,717 9/30/22 2,822 —
South Korean Won .. HSBK Buy 460,686,825 357,174 11/14/22 1,680 —
South Korean Won .. HSBK Sell 5,162,149,967 4,035,827 11/14/22 24,676 (9,926)
South Korean Won .. UBSW Sell 447,389,608 350,524 11/14/22 2,658 (630)
Japanese Yen ...... UBSW Sell 886,275,771 6,941,057 11/18/22 331,992 —
Total Forward Exchange Contracts ................................................... $6,225,321 $(1,139,315)
Net unrealized appreciation (depreciation) ............................................ $5,086,006
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-15
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $397,698,470
Cost - Unaffiliated repurchase agreements ...................................................... 25
Value - Unaffiliated issuers (Includes securities loaned of $7,435,297) ................................. $417,366,781
Value - Unaffiliated repurchase agreements ...................................................... 25
Cash .................................................................................... 4,775,846
Foreign currency, at value (cost $309,525) ........................................................ 309,525
Receivables:
Investment securities sold ................................................................... 659,942
Capital shares sold ........................................................................ 6,262
Dividends and interest ..................................................................... 1,054,118
European Union tax reclaims (Note 1 g ) ......................................................... 1,048,085
Deposits with brokers for:
Futures contracts ........................................................................ 263,010
Unrealized appreciation on OTC forward exchange contracts .......................................... 6,225,321
Other assets .............................................................................. 166,974
Total assets .......................................................................... 431,875,889
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,308,184
Capital shares redeemed ................................................................... 487,265
Management fees ......................................................................... 321,514
Distribution fees .......................................................................... 93,597
Trustees' fees and expenses ................................................................. 499
Variation margin on futures contracts ........................................................... 48,594
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,139,315
Payable upon return of securities loaned (Note 1 f ) .................................................. 25
Accrued expenses and other liabilities ........................................................... 477,762
Total liabilities ......................................................................... 3,876,755
Net assets, at value ................................................................. $427,999,134
Net assets consist of:
Paid-in capital ............................................................................. $315,840,703
Total distributable earnings (losses) ............................................................. 112,158,431
Net assets, at value ................................................................. $427,999,134

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-16
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $3,664,501
Shares outstanding ........................................................................ 198,927
Net asset value and maximum offering price per share ............................................. $18.42
Class 2:
Net assets, at value ....................................................................... $403,108,331
Shares outstanding ........................................................................ 22,695,345
Net asset value and maximum offering price per share ............................................. $17.76
Class 4:
Net assets, at value ....................................................................... $21,226,302
Shares outstanding ........................................................................ 1,165,562
Net asset value and maximum offering price per share ............................................. $18.21

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
MGD-17
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $938,499)
Unaffiliated issuers ........................................................................ $8,493,446
Interest:
Unaffiliated issuers ........................................................................ 78,442
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 4,192
Non-controlled affiliates (Note 3 e ) ............................................................. 830
Other income (Note 1 g ) ...................................................................... 183,293
Total investment income ................................................................... 8,760,203
Expenses:
Management fees (Note 3 a ) ................................................................... 2,105,722
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 566,248
    Class 4 ................................................................................ 42,512
Custodian fees (Note 4 ) ...................................................................... 11,608
Reports to shareholders fees .................................................................. 27,243
Professional fees ........................................................................... 67,156
Trustees' fees and expenses .................................................................. 2,735
Dividends on securities sold short .............................................................. 5,441
Other .................................................................................... 55,057
Total expenses ......................................................................... 2,883,722
Expense reductions (Note 4 ) ............................................................... (54)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (4,480)
Net expenses ......................................................................... 2,879,188
Net investment income ................................................................ 5,881,015
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 37,237,052
Foreign currency transactions ................................................................ (201,143)
Forward exchange contracts ................................................................. 3,440,440
Futures contracts ......................................................................... 1,238,909
Securities sold short ....................................................................... (2,003,645)
Net realized gain (loss) .................................................................. 39,711,613
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (98,504,341)
Translation of other assets and liabilities denominated in foreign currencies .............................. (56,747)
Forward exchange contracts ................................................................. 3,505,591
Futures contracts ......................................................................... 530,493
Securities sold short ....................................................................... 3,495,780
Net change in unrealized appreciation (depreciation) ............................................ (91,029,224)
Net realized and unrealized gain (loss) ............................................................ (51,317,611)
Net increase (decrease) in net assets resulting from operations .......................................... $(45,436,596)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
MGD-18
Franklin Mutual Global Discovery VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment incom e ................................................. $5,881,015 $5,398,915
Net realized gain (loss) ................................................. 39,711,613 65,601,434
Net change in unrealized appreciation (depreciation) ........................... (91,029,224) 19,012,410
Net increase (decrease) in net assets resulting from operations ................ (45,436,596) 90,012,759
Distributions to shareholders:
Class 1 ............................................................. — (112,415)
Class 2 ............................................................. — (12,672,652)
Class 4 ............................................................. — (650,689)
Total distributions to shareholders .......................................... — (13,435,756)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (121,832) (216,018)
Class 2 ............................................................. (31,320,698) (62,330,624)
Class 4 ............................................................. (2,431,203) (4,849,570)
Total capital share transactions ............................................ (33,873,733) (67,396,212)
Net increase (decrease) in net assets ................................... (79,310,329) 9,180,791
Net assets:
Beginning of period ..................................................... 507,309,463 498,128,672
End of period .......................................................... $427,999,134 $507,309,463

Franklin Templeton Variable Insurance Products Trust
MGD-19
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Mutual Global Discovery VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2022, 44.2% of the Fund's shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-20
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-21
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities .
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2022, the Fund had no securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-22
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
e. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on June 30, 2022.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund, and/or a joint repurchase
agreement. Additionally, the Fund received $7,636,319 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-23
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-24
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 66,477 $1,375,524 21,257 $414,362
Shares issued in reinvestment of distributions .......... — — 5,686 112,415
Shares redeemed ............................... (72,583) (1,497,356) (38,354) (742,795)
Net increase (decrease) .......................... (6,106) $(121,832) (11,411) $(216,018)
Class 2 Shares:
Shares sold ................................... 420,497 $8,186,119 769,967 $14,519,351
Shares issued in reinvestment of distributions .......... — — 663,490 12,672,652
Shares redeemed ............................... (2,055,434) (39,506,817) (4,752,157) (89,522,627)
Net increase (decrease) .......................... (1,634,937) $(31,320,698) (3,318,700) $(62,330,624)
Class 4 Shares:
Shares sold ................................... 35,493 $718,676 14,869 $289,930
Shares issued in reinvestment of distributions .......... — — 33,198 650,689
Shares redeemed ............................... (158,645) (3,149,879) (298,686) (5,790,189)
Net increase (decrease) .......................... (123,152) $(2,431,203) (250,619) $(4,849,570)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC. (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-25
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-26
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, EU reclaims and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2022, aggregated $156,734,367 and $173,048,857, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $25 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $23,657,000 $(23,657,000) $— $— $— — $830
Total Affiliated Securities ... $— $23,657,000 $(23,657,000) $— $— $— $830
Cost of investments .......................................................................... $401,837,276
Unrealized appreciation ........................................................................ $69,002,372
Unrealized depreciation ........................................................................ (48,088,928)
Net unrealized appreciation (depreciation) .......................................................... $20,913,444
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-27
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 281,629 $ 9,971
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $9,971
†
Rounds to less than 0.1% of net assets.
7. Credit Risk and Defaulted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-28
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
12. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022 , the average month end notional amount of futures contracts represented $19,024,379.
The average month end contract value of forward exchange contracts was $108,537,875.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 297,908
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
6,225,321 Unrealized depreciation on OTC
forward exchange contracts
1,139,315
Total .................... $6,523,229 $1,139,315
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,238,909 Futures contracts $530,493
Forward exchange contracts 3,440,440 Forward exchange contracts 3,505,591
Total ....................... $4,679,349 $4,036,084
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual Global Discovery VIP Fund
Derivatives
Forward exchange contracts ............................. $ 6,225,321 $ 1,139,315
Total ............................................. $6,225,321 $1,139,315
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-29
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Mutual Global Discovery VIP Fund
Counterparty
BOFA .................... $254,219 $(254,219) $— $— $—
HSBK ................... 3,053,174 (363,664) (2,135,897) — 553,613
SSBT .................... 17,016 (17,016) — — —
UBSW ................... 2,900,912 (348,101) (2,522,721) — 30,090
Total ................... $6,225,321 $(983,000) $ (4,658,618) $— $583,703
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual Global Discovery VIP Fund
Counterparty
BOFA .................... $274,297 $(254,219) $— $— $20,078
HSBK ................... 363,664 (363,664) — — —
SSBT .................... 153,253 (17,016) — — 136,237
UBSW ................... 348,101 (348,101) — — —
Total ................... $1,139,315 $(983,000) $— $— $156,315
a
At June 30, 2022, the Fund received U.S. Treasury Bonds, bills and Notes and U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives .
12. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-30
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 6,271,173 $ — $ 6,271,173
Auto Components ...................... — 4,821,140 9,971 4,831,111
Automobiles .......................... 6,633,552 — — 6,633,552
Banks ............................... 9,760,372 26,310,105 — 36,070,477
Building Products ...................... 7,825,364 — — 7,825,364
Capital Markets ........................ 8,539,350 — — 8,539,350
Chemicals ........................... — 6,542,868 — 6,542,868
Construction Materials .................. — 5,783,051 — 5,783,051
Diversified Financial Services ............. 9,161,012 — — 9,161,012
Diversified Telecommunication Services ..... — 12,674,144 — 12,674,144
Electrical Equipment .................... — 6,740,102 — 6,740,102
Energy Equipment & Services ............. 7,491,967 — — 7,491,967
Entertainment ......................... 15,019,432 — — 15,019,432
Food Products ........................ 9,450,634 8,032,403 — 17,483,037
Health Care Equipment & Supplies ......... 8,868,916 — — 8,868,916
Health Care Providers & Services .......... 24,675,208 7,252,306 — 31,927,514
Household Durables .................... 7,818,892 — — 7,818,892
Household Products .................... — 7,775,519 — 7,775,519
Independent Power and Renewable Electricity
Producers .......................... — 4,997,761 — 4,997,761
Industrial Conglomerates ................ — 5,940,326 — 5,940,326
Insurance ............................ 16,595,118 15,589,244 — 32,184,362
Internet & Direct Marketing Retail .......... 5,182,831 — — 5,182,831
IT Services ........................... 14,741,199 7,052,593 — 21,793,792
13. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-31
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Machinery ............................ $ 6,995,447 $ 6,497,351 $ — $ 13,492,798
Media ............................... 10,965,476 — — 10,965,476
Metals & Mining ....................... — 2,151,487 — 2,151,487
Oil, Gas & Consumable Fuels ............. 6,319,339 11,980,798 — 18,300,137
Pharmaceuticals ....................... 19,329,559 10,592,832 — 29,922,391
Real Estate Management & Development .... 6,297,336 — — 6,297,336
Semiconductors & Semiconductor Equipment . 2,346,960 6,802,968 — 9,149,928
Software ............................. 6,505,009 — — 6,505,009
Technology Hardware, Storage & Peripherals . 7,052,387 8,736,136 — 15,788,523
Tobacco ............................. — 8,929,775 — 8,929,775
Trading Companies & Distributors .......... 7,270,617 — — 7,270,617
Preferred Stocks ........................ — 6,011,781 — 6,011,781
Warrants .............................. 190 — — 190
Corporate Bonds ........................ — 1,825,072 — 1,825,072
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 3,199,733 — 3,199,733
Total Investments in Securities ........... $224,846,167 $192,510,668
b
$9,971 $417,366,806
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 6,225,321 $ — $ 6,225,321
Futures contracts ........................ 297,908 — — 297,908
Total Other Financial Instruments ......... $297,908 $6,225,321 $— $6,523,229
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,139,315 $ — $ 1,139,315
Total Other Financial Instruments ......... $— $1,139,315 $— $1,139,315
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $187,485,865, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
MGD-32
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks

Semiannual Report
Franklin Mutual Shares VIP Fund
This semiannual report for Franklin Mutual Shares VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -12.64% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Franklin Mutual Shares VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is
income. Under normal market conditions, the Fund invests
primarily in equity securities of U.S. and foreign companies that we believe are available at market prices less than
their fundamental value. The equity securities in which the
Fund invests are primarily common stock, and generally
companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.
To a lesser extent, the Fund also invests in merger
arbitrage securities and the debt and equity of distressed
companies. The Fund may invest up to 35% of its assets in
foreign securities, which may include sovereign debt and
participations in foreign government debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance. A
value stock may not increase in price as anticipated by the
investment manager if other investors fail to recognize the
company's value and bid up the price, the markets favor
faster-growing companies, or the factors that the investment manager believes will increase the price of the security do
not occur or do not have the anticipated effect. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency
exchange rates and policies, country or government specific
issues, less favorable trading practices or regulation and
greater price volatility. Securities issued by small and
mid-capitalization companies may be more volatile in price
than those of larger companies and may involve additional
risks. Derivative investments involve costs and can create
economic leverage in the Fund’s portfolio which may result
in significant volatility and cause the Fund to participate
in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. A merger or other
restructuring, or a tender or exchange offer, proposed or
pending at the time the Fund invests in merger arbitrage
securities may not be completed on the terms or within
the time frame contemplated, which may result in losses
to the Fund. Debt obligations of distressed companies
typically are unrated, lower-rated, in default or close to
default and are generally more likely to become worthless
than the securities of more financially stable companies.
To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund is actively managed but there is
no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*Rounds to less than 0.1% of net assets.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Russell 1000
®
Value Index, posted a
-12.86% total return for the period under review.
1
Geographic Composition
6/30/22
% of Total
Net Assets
United States 88.6%
United Kingdom 4.9%
Switzerland 2.3%
Netherlands 1.7%
Other* 0.0%
Short-Term Investments & Other Net Assets 2.5%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Mutual Shares VIP Fund

Semiannual Report
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of
the companies’ intrinsic or business value. We also look
for asset-rich companies whose shares may be trading
at depressed levels due to concerns over short-term
earnings disappointments, litigation, management strategy
or other perceived negatives. While the vast majority of
our undervalued equity and debt investments are made
Top 10 Industries
6/30/22
% of Total
Net Assets
a
Pharmaceuticals 8.1%
IT Services 7.1%
Health Care Providers & Services 7.0%
Banks 6.7%
Software 5.5%
Insurance 5.4%
Oil, Gas & Consumable Fuels 5.4%
Media 4.7%
Tobacco 3.3%
Entertainment 3.2%

Franklin Mutual Shares VIP Fund

Semiannual Report
in publicly traded companies globally, we may invest
occasionally in privately held companies as well.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During the six-month period, the Fund fared better than its
benchmark, as stock selection in the financials, consumer
staples and health care sectors contributed to relative
returns. Stock selection in the consumer discretionary,
energy and industrials sectors detracted from relative
performance.
Top positive contributors to performance during the six-
month period included BP, Williams and British American
Tobacco.
U.K.-based global integrated oil company BP contributed to
relative returns, as high energy prices continued to support the stock despite uncertainty about the costs of exiting
its Russian assets and stake in a Russian government-
controlled oil producer Rosneft (not a Fund holding).
Nonetheless, the company recently reiterated its financial
framework, with some of its significant free cash flow
invested in transitioning the company to an integrated energy company, and the rest of its free cash flow being returned to shareholders through stock buybacks and dividends.
Energy infrastructure company Williams was a significant
relative contributor, amid improving investor sentiment
toward the energy sector. Greater appreciation of both
continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the U.S. as efforts to reduce
Europe’s reliance on Russian gas take hold. Williams
generates good free cash flow, financial results tend to
be stable, and it is our opinion the reinvestment opportunities have been underappreciated.
British American Tobacco buoyed relative returns during
the period, as stable growth businesses had a strong start
to the year. The company’s full-year financial results were
also positive, and the company confirmed that losses in their new categories would improve in 2022. The company also
announced a stock buyback program. We believe the shares
remain undervalued, particularly as the losses in its next
generation products are expected to continue to decline over time.
During the six-month period, investments that detracted
from Fund performance included General Motors, Johnson
Controls International and Lennar.
General Motors (GM) curbed relative performance during
the period. The company experienced production troubles
due to ongoing semiconductor supply chain issues. GM
also struggled with management changes at its Cruise
autonomous vehicle business, and concerns about
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Charter Communications, Inc. 3.2%
Media, United States
BP plc 3.0%
Oil, Gas & Consumable Fuels, United Kingdom
T-Mobile US, Inc. 2.9%
Wireless Telecommunication Services, United
States
Kraft Heinz Co. (The) 2.8%
Food Products, United States
CVS Health Corp. 2.7%
Health Care Providers & Services, United States
Bank of America Corp. 2.4%
Banks, United States
Global Payments, Inc. 2.4%
IT Services, United States
Fiserv, Inc. 2.4%
IT Services, United States
Humana, Inc. 2.3%
Health Care Providers & Services, United States
Novartis AG 2.3%
Pharmaceuticals, Switzerland

Franklin Mutual Shares VIP Fund

Semiannual Report
commodity inflation and the economy. Nonetheless, we
believe the company’s financial results were solid, with
profitability remaining strong despite commodity inflation and increased investments in electric vehicles.
Johnson Controls International hindered relative returns
following its second-quarter earnings report. The company
posted solid top-line execution, weaker margins due to
supply chain disruptions and an inline earnings-per-share
figure resulting from higher profits and a lower share count.
Management continues to see improved underlying trends
and is encouraged by the pace of order growth but given the
pace of the backlog conversion due to supply chain issues,
Johnson Controls was forced to cut full-year guidance.
Lennar, a U.S. homebuilder, curbed relative returns during
the period on concerns that higher mortgage rates would
hurt its business. The company is experiencing robust
demand across its business, and it anticipates a strong
selling season in 2022 as supply constraints ease. Lennar is also continuing to buy back shares. The company continues
to emphasize an asset light business model, which we
believe can drive robust returns on invested capital and
strong free cash flow generation. We exited our holding in
Lennar during the period.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the dollar rose against most
currencies during the period.
Thank you for your participation in Franklin Mutual Shares
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Mutual Shares VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid D uring
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $873.60 $3.24 $1,021.34 $3.49 0.70%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.62 $16.93 $19.19 $17.71 $20.71 $20.40
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.27 0.55
c
0.46 0.36 0.49
Net realized and unrealized gains (losses) (2.67) 3.02 (1.68) 3.39 (2.04) 1.22
Total from investment operations ........ (2.49) 3.29 (1.13) 3.85 (1.68) 1.71
Less distributions from:
Net investment income .............. — (0.60) (0.50) (0.42) (0.55) (0.53)
Net realized gains ................. — — (0.63) (1.95) (0.77) (0.87)
Total distributions ................... — (0.60) (1.13) (2.37) (1.32) (1.40)
Net asset value, end of period .......... $17.13 $19.62 $16.93 $19.19 $17.71 $20.71
Total return
d
....................... (12.64)% 19.52% (4.85)% 22.92% (8.86)% 8.64%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.70% 0.73% 0.73% 0.71% 0.71% 0.72%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.02% 0.01% 0.02% 0.01% —%
Net investment income ............... 1.95% 1.44% 3.48%
c
2.35% 1.77% 2.34%
Supplemental data
Net assets, end of period (000’s) ........ $97,334 $116,861 $157,734 $158,431 $537,324 $653,700
Portfolio turnover rate ................ 34.23% 47.31%
j
36.96% 38.50% 24.67% 18.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 13.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.20 $16.59 $18.81 $17.40 $20.36 $20.08
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.22 0.51
c
0.40 0.31 0.43
Net realized and unrealized gains (losses) (2.60) 2.95 (1.65) 3.32 (2.00) 1.20
Total from investment operations ........ (2.45) 3.17 (1.14) 3.72 (1.69) 1.63
Less distributions from:
Net investment income .............. — (0.56) (0.45) (0.36) (0.50) (0.48)
Net realized gains ................. — — (0.63) (1.95) (0.77) (0.87)
Total distributions ................... — (0.56) (1.08) (2.31) (1.27) (1.35)
Net asset value, end of period .......... $16.75 $19.20 $16.59 $18.81 $17.40 $20.36
Total return
d
....................... (12.76)% 19.17% (5.04)% 22.57% (9.07)% 8.35%
Ratios to average net assets
e
Expenses
f , g , h
....................... 0.95% 0.98% 0.98% 0.96% 0.96% 0.97%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.02% 0.01% 0.02% 0.01% —%
Net investment income ............... 1.67% 1.17% 3.25%
c
2.10% 1.52% 2.09%
Supplemental data
Net assets, end of period (000’s) ........ $1,867,876 $2,517,899 $2,620,645 $2,931,753 $2,516,834 $3,476,913
Portfolio turnover rate ................ 34.23% 47.31%
j
36.96% 38.50% 24.67% 18.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 13.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.39 $16.75 $18.99 $17.55 $20.53 $20.23
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.20 0.49
c
0.38 0.29 0.41
Net realized and unrealized gains (losses) (2.63) 2.98 (1.66) 3.36 (2.02) 1.21
Total from investment operations ........ (2.48) 3.18 (1.17) 3.74 (1.73) 1.62
Less distributions from:
Net investment income .............. — (0.54) (0.44) (0.35) (0.48) (0.45)
Net realized gains ................. — — (0.63) (1.95) (0.77) (0.87)
Total distributions ................... — (0.54) (1.07) (2.30) (1.25) (1.32)
Net asset value, end of period .......... $16.91 $19.39 $16.75 $18.99 $17.55 $20.53
Total return
d
....................... (12.79)% 19.06% (5.17)% 22.44% (9.16)% 8.25%
Ratios to average net assets
e
Expenses
f,g ,h
....................... 1.05% 1.08% 1.08% 1.06% 1.06% 1.07%
Expenses - incurred in connection with
securities sold short ................. —%
i
0.02% 0.01% 0.02% 0.01% —%
Net investment income ............... 1.60% 1.06% 3.13%
c
2.00% 1.42% 1.99%
Supplemental data
Net assets, end of period (000’s) ........ $97,946 $120,424 $116,704 $120,345 $105,047 $122,942
Portfolio turnover rate ................ 34.23% 47.31%
j
36.96% 38.50% 24.67% 18.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total ret urn is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio securities delivered as a result of redemption in-kind. See Note 13.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Mutual Shares VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.3%
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 $ 40,688
Automobiles 1.9%
b
General Motors Co. .................................... United States 1,230,665 39,085,920
Banks 6.7%
Bank of America Corp. ................................. United States 1,620,701 50,452,422
First Horizon Corp. .................................... United States 544,181 11,895,797
ING Groep NV ....................................... Netherlands 3,468,988 34,173,471
Wells Fargo & Co. ..................................... United States 1,054,485 41,304,177
137,825,867
Building Products 1.8%
Johnson Controls International plc ......................... United States 786,671 37,665,808
Capital Markets 2.1%
BlackRock, Inc. ....................................... United States 70,761 43,096,279
Chemicals 2.1%
Ashland Global Holdings, Inc. ............................ United States 421,948 43,481,741
Commercial Services & Supplies 1.1%
b
Stericycle, Inc. ....................................... United States 519,160 22,765,166
Containers & Packaging 1.7%
International Paper Co. ................................. United States 852,830 35,673,879
Diversified Financial Services 1.9%
Voya Financial, Inc. .................................... United States 645,309 38,415,245
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 8,747,699
Electric Utilities 1.2%
Pinnacle West Capital Corp. ............................. United States 327,873 23,974,074
Electrical Equipment 1.2%
Sensata Technologies Holding plc ......................... United States 608,640 25,142,918
Electronic Equipment, Instruments & Components 1.6%
b
Flex Ltd. ............................................ United States 2,241,816 32,439,078
Energy Equipment & Services 1.7%
Schlumberger NV ..................................... United States 990,655 35,425,823
Entertainment 3.2%
Activision Blizzard, Inc. ................................. United States 502,434 39,119,511
b
Walt Disney Co. (The) .................................. United States 280,587 26,487,413
65,606,924
Equity Real Estate Investment Trusts (REITs) 1.7%
Vornado Realty Trust ................................... United States 1,232,638 35,241,120
Food Products 2.8%
Kraft Heinz Co. (The) .................................. United States 1,498,201 57,141,386
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 476,834 42,795,852
Health Care Providers & Services 7.0%
CVS Health Corp. ..................................... United States 608,005 56,337,743
Elevance Health, Inc. .................................. United States 84,716 40,882,247

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 100,707 $ 47,137,926
144,357,916
Household Durables 2.1%
DR Horton, Inc. ....................................... United States 650,428 43,051,829
Insurance 5.4%
Everest Re Group Ltd. ................................. United States 125,724 35,237,923
Hartford Financial Services Group, Inc. (The) ................ United States 511,699 33,480,465
Willis Towers Watson plc ................................ United States 214,351 42,310,744
111,029,132
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 602,510 25,106,592
IT Services 7.1%
Bread Financial Holdings, Inc. ............................ United States 545,923 20,231,907
Cognizant Technology Solutions Corp., A .................... United States 415,945 28,072,128
b
Fiserv, Inc. .......................................... United States 553,323 49,229,147
Global Payments, Inc. .................................. United States 450,922 49,890,010
147,423,192
Machinery 1.6%
Parker-Hannifin Corp. .................................. United States 138,360 34,043,478
Media 4.7%
b
Charter Communications, Inc., A .......................... United States 140,842 65,988,702
Comcast Corp., A ..................................... United States 799,640 31,377,874
b
Loyalty Ventures, Inc. .................................. United States 157,255 561,400
97,927,976
Oil, Gas & Consumable Fuels 4.7%
BP plc .............................................. United Kingdom 13,241,146 62,163,519
Williams Cos., Inc. (The) ................................ United States 1,134,772 35,416,234
97,579,753
Pharmaceuticals 7.8%
b
Elanco Animal Health, Inc. ............................... United States 1,646,930 32,329,236
Eli Lilly & Co. ........................................ United States 143,430 46,504,309
Merck & Co., Inc. ..................................... United States 379,932 34,638,400
Novartis AG, ADR ..................................... Switzerland 555,453 46,952,442
160,424,387
Professional Services 1.8%
KBR, Inc. ........................................... United States 775,453 37,524,171
Real Estate Management & Development 1.0%
b
CBRE Group, Inc., A ................................... United States 271,524 19,986,882
Software 3.5%
b
Avaya Holdings Corp. .................................. United States 116 260
NortonLifeLock , Inc. ................................... United States 1,485,981 32,632,143
Oracle Corp. ......................................... United States 583,016 40,735,328
73,367,731
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.9%
b
Western Digital Corp. .................................. United States 861,023 $ 38,599,661
Textiles, Apparel & Luxury Goods 2.1%
Tapestry, Inc. ........................................ United States 1,397,628 42,655,607
Tobacco 3.3%
Altria Group, Inc. ...................................... United States 693,627 28,972,800
British American Tobacco plc ............................. United Kingdom 897,319 38,456,606
67,429,406
Wireless Telecommunication Services 2.9%
b
T-Mobile US, Inc. ..................................... United States 447,036 60,144,223
Total Common Stocks (Cost $1,717,133,791) ....................................
1,925,217,403
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 493,285
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 63,871 3,354
Total Warrants (Cost $436,130) ................................................
496,639
Principal
Amount
*
Corporate Bonds 2.6%
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,274,306
Oil, Gas & Consumable Fuels 0.7%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 13,861,000 13,435,744
Pharmaceuticals 0.3%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 5,309,000 3,810,562
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 3,434,000 2,416,334
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 340,000 252,137
6,479,033
Software 0.5%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 15,032,000 11,310,077
Specialty Retail 1.0%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 21,435,000 14,205,296
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,845,000 5,694,356
19,899,652
Total Corporate Bonds (Cost $66,287,009) ......................................
53,398,812

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests 1.5%
f
Software 1.5%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 7.166% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 6,640,700 $ 6,263,043
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 8.724% , ( 3-month SOFR + 7.5% ), 2/01/30 ............ United States 13,032,127 11,753,349
Veritas US, Inc. , 2021 Dollar Term Loan, B , 7.25% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 14,817,938 12,237,098
30,253,490
a a a a a a
Total Senior Floating Rate Interests (Cost $34,198,852) ..........................
30,253,490
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 1,928,839 1,894,014
Total Asset-Backed Securities (Cost $1,899,907) ................................
1,894,014
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,819,955,689) .............................
2,011,260,358
a
Short Term Investments 0.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
h
FHLB, 7/01/22 ....................................... United States 11,600,000 11,600,000
h
U.S. Treasury Bills ,
7/12/22 ........................................... United States 500,000 499,854
i
12/15/22 .......................................... United States 2,000,000 1,979,102
2,478,956
Total U.S. Government and Agency Securities (Cost $14,078,590) .................
14,078,956
Total Short Term Investments (Cost $14,078,590 ) ................................
14,078,956
a
Total Investments (Cost $1,834,034,279) 98.2% ..................................
$2,025,339,314
Other Assets, less Liabilities 1.8% .............................................
37,816,759
Net Assets 100.0% ...........................................................
$2,063,156,073
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c) .
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  11  regarding other derivative information.
See Abbreviations on page MS- 30 .
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $51,124,506, representing 2.5% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2022, the value of the security pledged amounted to
$374,050, representing less than 0.1% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,137,275 9/19/22 $ 113,139
Foreign Exchange GBP/USD ................... Short 151 11,512,806 9/19/22 293,133
Total Futures Contracts ...................................................................... $406,272
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 10,822,464 11,649,668 7/25/22 $ 1,529 $ (294,934)
Euro ............. BOFA Sell 456,078 504,095 7/25/22 25,523 —
Euro ............. HSBK Buy 3,742,993 4,127,883 7/25/22 1,026 (201,299)
Euro ............. HSBK Sell 23,062,516 26,295,403 7/25/22 2,095,368 —
Euro ............. SSBT Buy 4,832,939 5,364,197 7/25/22 — (292,881)
Euro ............. SSBT Sell 4,534,895 4,797,115 7/25/22 38,544 —
Euro ............. UBSW Buy 16,079,441 17,117,834 7/25/22 — (245,303)
Euro ............. UBSW Sell 23,814,766 27,111,719 7/25/22 2,122,331 —
British Pound ...... BOFA Sell 1,183,272 1,536,811 8/15/22 95,531 —
British Pound ...... HSBK Sell 1,030,049 1,344,168 8/15/22 89,520 —
British Pound ...... SSBT Sell 64,037 77,767 8/15/22 — (233)
Total Forward Exchange Contracts ................................................... $4,469,372 $(1,034,650)
Net unrealized appreciation (depreciation) ............................................ $3,434,722
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,834,034,279
Value - Unaffiliated issuers .................................................................. $2,025,339,314
Cash .................................................................................... 22,235,078
Receivables:
Investment securities sold ................................................................... 25,158,741
Capital shares sold ........................................................................ 128,449
Dividends and interest ..................................................................... 3,739,036
European Union tax reclaims (Note 1 g ) ......................................................... 1,340,691
Deposits with brokers for:
Futures contracts ........................................................................ 426,405
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,469,372
Other assets .............................................................................. 437,802
Total assets .......................................................................... 2,083,274,888
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,356,426
Capital shares redeemed ................................................................... 932,123
Management fees ......................................................................... 1,194,175
Distribution fees .......................................................................... 430,322
Trustees' fees and expenses ................................................................. 508
Variation margin on futures contracts ........................................................... 77,494
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,034,650
Accrued expenses and other liabilities ........................................................... 1,093,117
Total liabilities ......................................................................... 20,118,815
Net assets, at value ................................................................. $2,063,156,073
Net assets consist of:
Paid-in capital ............................................................................. $1,424,850,795
Total distributable earnings (losses) ............................................................. 638,305,278
Net assets, at value ................................................................. $2,063,156,073
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $97,333,924
Shares outstanding ........................................................................ 5,680,799
Net asset value and maximum offering price per share ............................................. $17.13
Class 2:
Net assets, at value ....................................................................... $1,867,876,170
Shares outstanding ........................................................................ 111,539,619
Net asset value and maximum offering price per share ............................................. $16.75
Class 4:
Net assets, at value ....................................................................... $97,945,979
Shares outstanding ........................................................................ 5,792,181
Net asset value and maximum offering price per share ............................................. $16.91

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $863,794)
Unaffiliated issuers ........................................................................ $27,316,142
Interest:
Unaffiliated issuers ........................................................................ 3,902,920
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,937
Non-controlled affiliates (Note 3 e ) ............................................................. 2,205
Other income (Note 1 g ) ...................................................................... 1,142,709
Total investment income ................................................................... 32,365,913
Expenses:
Management fees (Note 3 a ) ................................................................... 8,332,325
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,809,128
    Class 4 ................................................................................ 195,495
Custodian fees (Note 4 ) ...................................................................... 19,723
Reports to shareholders fees .................................................................. 45,865
Professional fees ........................................................................... 71,114
Trustees' fees and expenses .................................................................. 12,514
Dividends on securities sold short .............................................................. 36,916
Other .................................................................................... 96,717
Total expenses ......................................................................... 11,619,797
Expense reductions (Note 4 ) ............................................................... (375)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (6, 292)
Net expenses ......................................................................... 11,613,130
Net investment income ................................................................ 20,752,783
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 175,673,224
Foreign currency transactions ................................................................ (244,727)
Forward exchange contracts ................................................................. 2,973,232
Futures contracts ......................................................................... 1,012,849
Securities sold short ....................................................................... (14,311,989)
Net realized gain (loss) .................................................................. 165,102,589
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (528,398,613)
Translation of other assets and liabilities denominated in foreign currencies .............................. 38,801
Forward exchange contracts ................................................................. 1,780,312
Futures contracts ......................................................................... 754,386
Securities sold short ....................................................................... 24,435,973
Net change in unrealized appreciation (depreciation) ............................................ (501,389,141)
Net realized and unrealized gain (loss) ............................................................ (336,286,552)
Net increase (decrease) in net assets resulting from operations .......................................... $(315,533,769)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Shares VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,752,783 $34,124,197
Net realized gain (loss) ................................................. 165,102,589 421,824,240
Net change in unrealized appreciation (depreciation) ........................... (501,389,141) 64,801,158
Net increase (decrease) in net assets resulting from operations ................ (315,533,769) 520,749,595
Distributions to shareholders:
Class 1 ............................................................. — (3,422,611)
Class 2 ............................................................. — (73,136,481)
Class 4 ............................................................. — (3,309,278)
Total distributions to shareholders .......................................... — (79,868,370)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (5,309,562) (64,966,663)
Class 2 ............................................................. (363,252,111) (501,789,098)
Class 4 ............................................................. (7,932,269) (14,024,839)
Total capital share transactions ............................................ (376,493,942) (580,780,600)
Net increase (decrease) in net assets ................................... (692,027,711) (139,899,375)
Net assets:
Beginning of period ..................................................... 2,755,183,784 2,895,083,159
End of period .......................................................... $2,063,156,073 $2,755,183,784

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Mutual Shares VIP Fund

Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Mutual Shares VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2022 the Fund had OTC
derivatives in a net liability position of $426,921 and the
aggregate value of collateral pledged for such contracts was
$374,050.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2022, the Fund received $3,282,416 in United
Kingdom Inflation-Linked Gilt and U.S. Treasury Bills as
collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2022, the Fund had no securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2022, the
Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 50,566 $970,675 318,693 $6,213,133
Shares issued in reinvestment of distributions .......... — — 179,100 3,422,611
Shares redeemed in-kind (Note 13 ) .................. — — (3,060,698) (59,532,727)
Shares redeemed ............................... (327,263) (6,280,237) (794,758) (15,069,680)
Net increase (decrease) .......................... (276,697) $(5,309,562) (3,357,663) $(64,966,663)
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 2,174,588 $41,087,050 9,578,231 $183,303,412
Shares issued in reinvestment of distributions .......... — — 3,908,951 73,136,481
Shares redeemed in-kind (Note 13 ) .................. — — (13,941,656) (265,295,778)
Shares redeemed ............................... (21,803,535) (404,339,161) (26,387,039) (492,933,213)
Net increase (decrease) .......................... (19,628,947) $(363,252,111) (26,841,513) $(501,789,098)
Class 4 Shares:
Shares sold ................................... 132,293 $2,480,846 337,245 $6,316,446
Shares issued in reinvestment of distributions .......... — — 175,002 3,309,278
Shares redeemed ............................... (549,726) (10,413,115) (1,268,725) (23,650,563)
Net increase (decrease) .......................... (417,433) $(7,932,269) (756,478) $(14,024,839)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $47,640,000 $(47,640,000) $— $— $— — $2,205
Total Affiliated Securities ... $— $47,640,000 $(47,640,000) $— $— $— $2,205
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, defaulted bonds, wash sales, EU reclaims, and gains realized on in-kind shareholder redemptions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2022, aggregated $832,069,148 and $1,159,073,421, respectively.
7. Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $1,852,717,734
Unrealized appreciation ........................................................................ $371,748,301
Unrealized depreciation ........................................................................ (195,285,727)
Net unrealized appreciation (depreciation) .......................................................... $176,462,574

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 40,688
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 8,747,699
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 493,285
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $6,413,047 $9,281,672
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 406,272
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
4,469,372 Unrealized depreciation on OTC
forward exchange contracts
1,034,650
Total .................... $4,875,644 $1,034,650
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts represented $18,513,883.
The average month end contract value of forward exchange contracts was $126,900,552.
See Note 1(c) regarding derivative financial instruments.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
13. Redemption In-Kind
During the year ended December 31, 2021, the Fund realized $91,591,427 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,012,849 Futures contracts $754,386
Forward exchange contracts 2,973,232 Forward exchange contracts 1,780,312
Total ....................... $3,986,081 $2,534,698
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ — $ 40,688 $ 40,688
Automobiles .......................... 39,085,920 — — 39,085,920
Banks ............................... 103,652,396 34,173,471 — 137,825,867
Building Products ...................... 37,665,808 — — 37,665,808
Capital Markets ........................ 43,096,279 — — 43,096,279
Chemicals ........................... 43,481,741 — — 43,481,741
Commercial Services & Supplies ........... 22,765,166 — — 22,765,166
Containers & Packaging ................. 35,673,879 — — 35,673,879
Diversified Financial Services ............. 38,415,245 — — 38,415,245
Diversified Telecommunication Services ..... — — 8,747,699 8,747,699
Electric Utilities ........................ 23,974,074 — — 23,974,074
Electrical Equipment .................... 25,142,918 — — 25,142,918
Electronic Equipment, Instruments &
Components ........................ 32,439,078 — — 32,439,078
Energy Equipment & Services ............. 35,425,823 — — 35,425,823
Entertainment ......................... 65,606,924 — — 65,606,924
Equity Real Estate Investment Trusts (REITs) . 35,241,120 — — 35,241,120
Food Products ........................ 57,141,386 — — 57,141,386
Health Care Equipment & Supplies ......... 42,795,852 — — 42,795,852
Health Care Providers & Services .......... 144,357,916 — — 144,357,916
Household Durables .................... 43,051,829 — — 43,051,829
Insurance ............................ 111,029,132 — — 111,029,132
Internet & Direct Marketing Retail .......... 25,106,592 — — 25,106,592
IT Services ........................... 147,423,192 — — 147,423,192
Machinery ............................ 34,043,478 — — 34,043,478
Media ............................... 97,927,976 — — 97,927,976
Oil, Gas & Consumable Fuels ............. 35,416,234 62,163,519 — 97,579,753
Pharmaceuticals ....................... 160,424,387 — — 160,424,387
Professional Services ................... 37,524,171 — — 37,524,171
Real Estate Management & Development .... 19,986,882 — — 19,986,882
Software ............................. 73,367,731 — — 73,367,731
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 38,599,661 — — 38,599,661
Textiles, Apparel & Luxury Goods .......... 42,655,607 — — 42,655,607
Tobacco ............................. 28,972,800 38,456,606 — 67,429,406
Wireless Telecommunication Services ....... 60,144,223 — — 60,144,223
Warrants :
Diversified Telecommunication Services ..... — — 493,285 493,285
14. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Software ............................. $ 3,354 $ — $ — $ 3,354
Corporate Bonds ........................ — 53,398,812 — 53,398,812
Senior Floating Rate Interests ............... — 30,253,490 — 30,253,490
Asset-Backed Securities .................. — 1,894,014 — 1,894,014
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 14,078,956 — 14,078,956
Total Investments in Securities ........... $1,781,638,774 $234,418,868
b
$9,281,672 $2,025,339,314
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,469,372 $ — $ 4,469,372
Futures contracts ........................ 406,272 — — 406,272
Total Other Financial Instruments ......... $406,272 $4,469,372 $— $4,875,644
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,034,650 $ — $ 1,034,650
Total Other Financial Instruments ......... $— $1,034,650 $— $1,034,650
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $134,793,596, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
SOFR
Secured Overnight Financing Rate

FRD-1
Semiannual Report
Franklin Rising Dividends VIP Fund
This semiannual report for Franklin Rising Dividends VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -17.57% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FRD-2
Semiannual Report
Franklin Rising Dividends VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity securities, mostly common stocks, of financially sound companies that
have paid consistently rising dividends.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to
meet those projections. Value stocks may not increase in
value as anticipated by the Fund or may decline even further if other investors fail to recognize the company’s value, or favor investing in faster-growing companies. Companies
that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future.
Securities issued by small and mid-capitalization companies
may be more volatile in price than those of larger companies and may involve additional risks. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be
subject to greater risks of adverse developments in such
areas of focus than a fund that invests in a wider variety
of countries, regions, industries, sectors or investments.
Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related
to currency exchange rates and policies, country or
government specific issues, less favorable trading practices or regulation and greater price volatility. The Fund is actively managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
) posted a -19.96% total return
for the same period.
1
Please note the Fund employs a
bottom-up stock selection process, and the managers invest
in securities without regard to benchmark comparisons.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a -19.96% total return for the
six months ended June 30, 2022.
1
Concerns surrounding
higher inflation, geopolitical stability and rising interest
Portfolio Composition
6/30/22
% of Total
Net Assets
Software 12.4%
Health Care Equipment & Supplies 9.5%
Chemicals 9.5%
Semiconductors & Semiconductor Equipment 6.1%
IT Services 5.9%
Aerospace & Defense 4.4%
Health Care Providers & Services 3.5%
Pharmaceuticals 3.3%
Specialty Retail 3.2%
Oil, Gas & Consumable Fuels 3.1%
Household Products 3.1%
Machinery 2.8%
Building Products 2.5%
Hotels, Restaurants & Leisure 2.4%
Other* 26.8%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Rising Dividends VIP Fund
FRD-3
Semiannual Report
rates pressured stocks, particularly in the second half of
the period. Elevated demand combined with supply chain
disruptions led to the highest inflation since 1981 and
borrowing costs increased from historically low levels.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 3.9% in December 2021
to 3.6% in June 2022, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
Investment Strategy
We are research-driven, fundamental investors. As bottom-
up investors focusing primarily on individual securities,
we look for companies that we believe meet our criteria
and are fundamentally sound and attempt to acquire them
at attractive prices. These criteria include consistent,
substantial dividend increases; reinvested earnings; and
either long-term debt that is no more than 50% of total
capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations.
In following these criteria, the Fund does not necessarily
focus on companies whose securities pay a high dividend
rate but rather on companies that consistently increase their dividends.
Manager’s Discussion
Over the six-month period through June 30, 2022, the
energy sector contributed to performance, while information
technology (IT), consumer discretionary and industrials
sectors detracted from performance on an absolute basis.
Some companies that detracted from absolute performance
included Microsoft, Accenture and Target.
Enterprise software company Microsoft detracted as shares
continued to decline from record-high levels in late 2021,
pressured by concerns of a potential recession, persistent
inflation, rising interest rates and a more hawkish U.S.
Federal Reserve. Supply chain issues, exacerbated by
COVID-19 lockdowns in China, a key chip supplier, also
impacted investor sentiment. Microsoft reduced guidance
for the second quarter in early June 2022, citing the
strength of the U.S. dollar, which could weigh on overseas
revenues and profits. Concerns about slowing growth for
personal computer shipments and growth for its Office 365
productivity software have risen. However, we continue to
believe that the trends of helping business customers move
to the cloud and providing workers with productivity tools
should support attractive growth over the medium to longer
term.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 8.8%
Software, United States
Roper Technologies, Inc. 3.6%
Software, United States
Accenture plc 3.5%
IT Services, United States
Linde plc 3.3%
Chemicals, United Kingdom
Analog Devices, Inc. 3.1%
Semiconductors & Semiconductor Equipment,
United States
UnitedHealth Group, Inc. 3.0%
Health Care Providers & Services, United States
Texas Instruments, Inc. 3.0%
Semiconductors & Semiconductor Equipment,
United States
Raytheon Technologies Corp. 2.9%
Aerospace & Defense, United States
Stryker Corp. 2.8%
Health Care Equipment & Supplies, United
States
Becton Dickinson and Co. 2.5%

Franklin Rising Dividends VIP Fund
FRD-4
Semiannual Report
Global IT services giant Accenture detracted during the
period, declining steadily after posting a record high in
December 2021 as technology stocks were pressured by
several macroeconomic concerns. The company reported
better-than-expected earnings during the period and boosted
guidance, which helped reverse the decline for a time. June
earnings showed the impact of suspending operations in
Russia, while a strengthening U.S. dollar on the Ireland-
based company’s non-U.S. earnings drove a lower-than-
expected revenue estimate that disappointed investors.
Target was an absolute detractor as shares declined sharply
during the latter part of the six-month period. The retailer announced quarterly results in May 2022, which came in well
below analysts' forecasts, as profits dropped to roughly half of first-quarter 2021 levels despite increased revenues. The company twice cut its outlook during the second quarter, as
inflation, supply-chain issues and changing consumer habits
weighed on the retail industry. Inventory levels rose sharply.
However, in June the company's board of directors declared
a quarterly dividend of $1.08 per common share, a 20%
increase from the prior quarter.
In contrast, some companies that contributed to absolute
performance included Raytheon Technologies, AbbVie and
Chevron.
Aerospace and defense firm Raytheon Technologies was a
notable relative contributor. The company reported strong
profits that beat consensus estimates in both January
and April, backed by strong performance in its aerospace
businesses as coronavirus restrictions eased and air travel
began to recover, driving demand for commercial aviation
parts and equipment. The ongoing geopolitical crisis in
Europe and the war in Ukraine also contributed to strong
performance among defense contractors during the period.
AbbVie shares reached an all-time high in April after the
firm reported results punctuated by better-than-expected
sales of its blockbuster biologic treatment Humira, as well as promising test results that could expand treatment for Vuity, a vision drug. Shares retreated later in the period after first-
quarter earnings disappointed and the company reduced
full-year guidance. We remain positive on the outlook for
our investment given what we regard as its low valuation
relative to long term earnings and cash flow growth. We
are confident that its management will be able to navigate
biosimilar erosion to Humira starting in 2023 and are also
encouraged by management’s strong track record of capital
allocation and strategic execution.
Integrated energy firm Chevron saw benefits from higher
oil and energy prices and strong demand. In April, the
company reported its highest quarterly earnings since 2012.
Chevron’s free cash flow is higher than it has been in many
years amid strong financial results, in part because the
company has maintained capital discipline despite strong
energy prices, with a focus on dividends and increasing its
target for share buybacks. Consensus earnings estimates
have risen sharply. Chevron also completed the acquisition
of Renewable Energy Group (not a Fund holding before the
acquisition) as it continues efforts to grow its lower carbon energy businesses.
Thank you for your participation in Franklin Rising Dividends
VIP Fund. We look forward to continuing to serve your
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Health Care Equipment & Supplies, United
States

Class 1 Fund Expenses
Franklin Rising Dividends VIP Fund
FRD-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $824.30 $2.89 $1,021.63 $3.20 0.64%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.74 $30.17 $27.90 $25.75 $29.21 $25.51
Income from investment operations
a
Net investment income
b
............. 0.18 0.30 0.32 0.37 0.39 0.40
Net realized and unrealized gains (losses) (6.65) 7.68 3.76 6.77 (1.65) 4.76
Total from investment operations ........ (6.47) 7.98 4.08 7.14 (1.26) 5.16
Less distributions from:
Net investment income .............. (0.35) (0.35) (0.41) (0.45) (0.44) (0.48)
Net realized gains ................. (4.01) (1.06) (1.40) (4.54) (1.76) (0.98)
Total distributions ................... (4.36) (1.41) (1.81) (4.99) (2.20) (1.46)
Net asset value, end of period .......... $25.91 $36.74 $30.17 $27.90 $25.75 $29.21
Total return
c
....................... (17.57)% 27.10% 16.23% 29.58% (4.84)% 20.85%
Ratios to average net assets
d
Expenses
e,f
........................ 0.64% 0.63% 0.65% 0.63% 0.62% 0.62%
Net investment income ............... 1.08% 0.90% 1.20% 1.34% 1.38% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $107,823 $141,433 $156,585 $150,864 $157,838 $216,015
Portfolio turnover rate ................ 6.26% 3.92% 12.83% 7.26%
g
3.09%
g
3.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FRD-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.42 $29.14 $26.99 $25.04 $28.46 $24.89
Income from investment operations
a
Net investment income
b
............. 0.13 0.21 0.24 0.29 0.31 0.33
Net realized and unrealized gains (losses) (6.41) 7.41 3.65 6.57 (1.61) 4.63
Total from investment operations ........ (6.28) 7.62 3.89 6.86 (1.30) 4.96
Less distributions from:
Net investment income .............. (0.25) (0.28) (0.33) (0.37) (0.36) (0.41)
Net realized gains ................. (4.01) (1.06) (1.41) (4.54) (1.76) (0.98)
Total distributions ................... (4.26) (1.34) (1.74) (4.91) (2.12) (1.39)
Net asset value, end of period .......... $24.88 $35.42 $29.14 $26.99 $25.04 $28.46
Total return
c
....................... (17.68)% 26.79% 15.97% 29.23% (5.07)% 20.56%
Ratios to average net assets
d
Expenses
e,f
........................ 0.89% 0.88% 0.90% 0.88% 0.87% 0.87%
Net investment income ............... 0.82% 0.66% 0.95% 1.09% 1.13% 1.24%
Supplemental data
Net assets, end of period (000’s) ........ $1,073,009 $1,513,905 $1,365,745 $1,387,688 $1,106,334 $1,640,883
Portfolio turnover rate ................ 6.26% 3.92% 12.83% 7.26%
g
3.09%
g
3.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.49 $29.22 $27.08 $25.11 $28.54 $24.98
Income from investment operations
a
Net investment income
b
............. 0.12 0.18 0.22 0.26 0.29 0.30
Net realized and unrealized gains (losses) (6.42) 7.42 3.65 6.60 (1.62) 4.65
Total from investment operations ........ (6.30) 7.60 3.87 6.86 (1.33) 4.95
Less distributions from:
Net investment income .............. (0.25) (0.27) (0.32) (0.35) (0.34) (0.41)
Net realized gains ................. (4.01) (1.06) (1.41) (4.54) (1.76) (0.98)
Total distributions ................... (4.26) (1.33) (1.73) (4.89) (2.10) (1.39)
Net asset value, end of period .......... $24.93 $35.49 $29.22 $27.08 $25.11 $28.54
Total return
c
....................... (17.71)% 26.63% 15.85% 29.16% (5.16)% 20.40%
Ratios to average net assets
d
Expenses
e,f
........................ 0.99% 0.98% 1.00% 0.98% 0.97% 0.97%
Net investment income ............... 0.74% 0.56% 0.85% 0.99% 1.03% 1.14%
Supplemental data
Net assets, end of period (000’s) ........ $63,638 $72,589 $51,137 $46,539 $32,825 $36,407
Portfolio turnover rate ................ 6.26% 3.92% 12.83% 7.26%
g
3.09%
g
3.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Rising Dividends VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FRD-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 4.4%
General Dynamics Corp. ................................ United States 83,052 $ 18,375,255
Raytheon Technologies Corp. ............................ United States 380,146 36,535,832
54,911,087
Air Freight & Logistics 2.3%
United Parcel Service, Inc., B ............................ United States 154,517 28,205,533
Banks 1.2%
JPMorgan Chase & Co. ................................. United States 136,025 15,317,775
Beverages 2.0%
PepsiCo, Inc. ........................................ United States 146,930 24,487,354
Biotechnology 1.7%
AbbVie, Inc. ......................................... United States 138,836 21,264,122
Building Products 2.5%
Carlisle Cos., Inc. ..................................... United States 58,602 13,983,023
Johnson Controls International plc ......................... United States 363,610 17,409,647
31,392,670
Capital Markets 1.2%
Nasdaq, Inc. ......................................... United States 95,500 14,567,570
Chemicals 9.5%
Air Products and Chemicals, Inc. .......................... United States 125,467 30,172,304
Albemarle Corp. ...................................... United States 116,410 24,327,362
Ecolab, Inc. .......................................... United States 96,509 14,839,224
Linde plc ............................................ United Kingdom 143,832 41,356,015
Sherwin-Williams Co. (The) .............................. United States 34,800 7,792,068
118,486,973
Commercial Services & Supplies 1.9%
Cintas Corp. ......................................... United States 63,772 23,820,755
Electrical Equipment 0.7%
nVent Electric plc ..................................... United States 264,326 8,281,334
Food & Staples Retailing 1.3%
Walmart, Inc. ........................................ United States 137,308 16,693,907
Food Products 2.0%
McCormick & Co., Inc. ................................. United States 226,094 18,822,325
Mondelez International, Inc., A ............................ United States 93,600 5,811,624
24,633,949
Health Care Equipment & Supplies 9.5%
Abbott Laboratories .................................... United States 240,895 26,173,242
Becton Dickinson and Co. ............................... United States 127,215 31,362,314
Medtronic plc ........................................ United States 287,154 25,772,071
Stryker Corp. ........................................ United States 178,145 35,438,385
118,746,012
Health Care Providers & Services 3.5%
CVS Health Corp. ..................................... United States 68,493 6,346,561
UnitedHealth Group, Inc. ................................ United States 73,100 37,546,353
43,892,914
Hotels, Restaurants & Leisure 2.4%
McDonald's Corp. ..................................... United States 99,999 24,687,753

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ...................................... United States 73,400 $ 5,607,026
30,294,779
Household Products 3.1%
Colgate-Palmolive Co. ................................. United States 192,340 15,414,128
Procter & Gamble Co. (The) ............................. United States 156,794 22,545,409
37,959,537
Industrial Conglomerates 2.2%
Honeywell International, Inc. ............................. United States 159,975 27,805,255
Insurance 0.8%
Erie Indemnity Co., A ................................... United States 49,070 9,430,763
IT Services 5.9%
Accenture plc, A ...................................... United States 157,478 43,723,767
Visa, Inc., A .......................................... United States 152,462 30,018,243
73,742,010
Life Sciences Tools & Services 2.3%
Danaher Corp. ....................................... United States 12,900 3,270,408
West Pharmaceutical Services, Inc. ........................ United States 84,401 25,520,330
28,790,738
Machinery 2.8%
Donaldson Co., Inc. ................................... United States 143,697 6,917,574
Dover Corp. ......................................... United States 141,788 17,201,720
Pentair plc .......................................... United States 224,794 10,288,821
34,408,115
Multiline Retail 1.8%
Target Corp. ......................................... United States 162,137 22,898,609
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ....................................... United States 115,894 16,779,133
EOG Resources, Inc. .................................. United States 109,861 12,133,049
Exxon Mobil Corp. ..................................... United States 114,261 9,785,312
38,697,494
Pharmaceuticals 3.3%
Johnson & Johnson ................................... United States 150,529 26,720,403
Pfizer, Inc. ........................................... United States 262,315 13,753,175
40,473,578
Road & Rail 2.2%
JB Hunt Transport Services, Inc. .......................... United States 66,830 10,523,720
Norfolk Southern Corp. ................................. United States 72,547 16,489,208
27,012,928
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc. ................................... United States 263,819 38,541,318
Texas Instruments, Inc. ................................. United States 240,968 37,024,733
75,566,051
Software 12.4%
Microsoft Corp. ....................................... United States 425,028 109,159,941
Roper Technologies, Inc. ................................ United States 114,583 45,220,181
154,380,122

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FRD-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.2%
Lowe's Cos., Inc. ...................................... United States 146,600 $ 25,606,622
Ross Stores, Inc. ..................................... United States 208,230 14,623,993
40,230,615
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 23,400 3,199,248
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., B ......................................... United States 214,484 21,920,265
Trading Companies & Distributors 1.1%
WW Grainger, Inc. ..................................... United States 30,193 13,720,605
Total Common Stocks (Cost $502,165,040) .....................................
1,225,232,667
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 19,561,827 19,561,827
Total Money Market Funds (Cost $19,561,827) ..................................
19,561,827
Total Short Term Investments (Cost $19,561,827 ) ................................
19,561,827
a
Total Investments (Cost $521,726,867) 100.1% ..................................
$1,244,794,494
Other Assets, less Liabilities (0.1)% ...........................................
(325,147)
Net Assets 100.0% ...........................................................
$1,244,469,347
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-12
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $502,165,040
Cost - Non-controlled affiliates (Note 3e) ........................................................ 19,561,827
Value - Unaffiliated issuers .................................................................. $1,225,232,667
Value - Non-controlled affiliates (Note 3e) ....................................................... 19,561,827
Cash .................................................................................... 7,771
Receivables:
Capital shares sold ........................................................................ 306,114
Dividends ............................................................................... 954,918
Total assets .......................................................................... 1,246,063,297
Liabilities:
Payables:
Capital shares redeemed ................................................................... 434,359
Management fees ......................................................................... 672,502
Distribution fees .......................................................................... 244,070
Reports to shareholders fees ................................................................ 195,943
Trustees' fees and expenses ................................................................. 626
Accrued expenses and other liabilities ........................................................... 46,450
Total liabilities ......................................................................... 1,593,950
Net assets, at value ................................................................. $1,244,469,347
Net assets consist of:
Paid-in capital ............................................................................. $400,337,095
Total distributable earnings (losses) ............................................................. 844,132,252
Net assets, at value ................................................................. $1,244,469,347
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $107,822,750
Shares outstanding ........................................................................ 4,161,680
Net asset value and maximum offering price per share ............................................. $25.91
Class 2:
Net assets, at value ....................................................................... $1,073,009,003
Shares outstanding ........................................................................ 43,126,620
Net asset value and maximum offering price per share ............................................. $24.88
Class 4:
Net assets, at value ....................................................................... $63,637,594
Shares outstanding ........................................................................ 2,552,846
Net asset value and maximum offering price per share ............................................. $24.93

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an intergral part of these financial statments. Semiannual Report
FRD-13
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,439,398
Non-controlled affiliates (Note 3e) ............................................................. 14,648
Total investment income ................................................................... 12,454,046
Expenses:
Management fees (Note 3 a ) ................................................................... 4,564,429
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,577,291
    Class 4 ................................................................................ 117,555
Custodian fees (Note 4 ) ...................................................................... 4,021
Reports to shareholders fees .................................................................. 46,011
Professional fees ........................................................................... 32,868
Trustees' fees and expenses .................................................................. 7,759
Other .................................................................................... 15,978
Total expenses ......................................................................... 6,365,912
Expense reductions (Note 4 ) ............................................................... (21)
Expenses waived/paid by affiliates (Note 3e) ................................................... (29,864)
Net expenses ......................................................................... 6,336,027
Net investment income ................................................................ 6,118,019
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 118,355,251
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (418,011,696)
Net realized and unrealized gain (loss) ............................................................ (299,656,445)
Net increase (decrease) in net assets resulting from operations .......................................... $(293,538,426)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FRD-14
Franklin Rising Dividends VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,118,019 $11,395,075
Net realized gain (loss) ................................................. 118,355,251 171,565,322
Net change in unrealized appreciation (depreciation) ........................... (418,011,696) 215,633,524
Net increase (decrease) in net assets resulting from ope rations ................ (293,538,426) 398,593,921
Distributions to shareholders:
Class 1 ............................................................. (16,307,359) (6,930,364)
Class 2 ............................................................. (157,005,061) (59,905,574)
Class 4 ............................................................. (9,292,634) (2,534,485)
Total distributions to shareholders .......................................... (182,605,054) (69,370,423)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 7,193,331 (47,704,793)
Class 2 ............................................................. (28,055,959) (136,274,181)
Class 4 ............................................................. 13,547,660 9,216,825
Total capital share transactions ............................................ (7,314,968) (174,762,149)
Net increase (decrease) in net assets ................................... (483,458,448) 154,461,349
Net assets:
Beginning of period ..................................................... 1,727,927,795 1,573,466,446
End of period .......................................................... $1,244,469,347 $1,727,927,795

Franklin Templeton Variable Insurance Products Trust
FRD-15
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Rising Dividends VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-16
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-17
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 136,372 $4,470,721 244,064 $8,168,743
Shares issued in reinvestment of distributions .......... 600,459 15,485,835 215,162 6,930,364
Shares redeemed ............................... (424,760) (12,763,225) (1,798,891) (62,803,900)
Net increase (decrease) .......................... 312,071 $7,193,331 (1,339,665) $(47,704,793)
Class 2 Shares:
Shares sold ................................... 3,777,242 $124,208,143 1,868,187 $60,306,863
Shares issued in reinvestment of distributions .......... 6,338,516 157,005,061 1,926,844 59,905,574
Shares redeemed ............................... (9,735,632) (309,269,163) (7,913,034) (256,486,618)
Net increase (decrease) .......................... 380,126 $(28,055,959) (4,118,003) $(136,274,181)
Class 4 Shares:
Shares sold ................................... 280,117 $8,865,687 463,060 $14,756,595
Shares issued in reinvestment of distributions .......... 374,401 9,292,634 81,311 2,534,485
Shares redeemed ............................... (147,061) (4,610,661) (249,162) (8,074,255)
Net increase (decrease) .......................... 507,457 $13,547,660 295,209 $9,216,825
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-18
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.628% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-19
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities for the period ended June 30, 2022, aggregated
$91,208,701 and $269,493,485, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 19,398,008 $ 252,022,008 $ (251,858,189) $ — $ — $ 19,561,827 19,561,827 $ 14,648
Total Affiliated Securities ... $19,398,008 $252,022,008 $(251,858,189) $— $— $19,561,827 $14,648
Cost of investments .......................................................................... $524,270,736
Unrealized appreciation ........................................................................ $732,264,308
Unrealized depreciation ........................................................................ (11,740,549)
Net unrealized appreciation (depreciation) .......................................................... $720,523,759
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-20
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FRD-21
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FSV-1
Semiannual Report
Franklin Small Cap Value VIP Fund
This semiannual report for Franklin Small Cap Value VIP Fund covers the period ended June 30, 2022 . The Fund closed to new insurance company subaccounts on June 20, 2021. Existing insurance company subaccounts who had an open and funded account on June 20, 2021, can continue to make additional purchases.
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -17.26% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSV-2
Semiannual Report
Franklin Small Cap Value VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization companies.
For this Fund, small-capitalization companies are those
with market capitalizations not exceeding either the highest market capitalization in the Russell 2000
®
Index or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater, at the time of
purchase. The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are
undervalued at the time of purchase and have the potential
for capital appreciation.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Securities
issued by small-capitalization companies may be more
volatile in price than those of larger companies and may
involve substantial risks. Such risks may include greater
sensitivity to economic conditions, less certain growth
prospects, lack of depth of management and funds for
growth and development and limited or less developed
product lines and markets. A value stock may not increase
in price as anticipated by the investment manager if other
investors fail to recognize the company’s value and bid
up the price, the markets favor faster-growing companies,
or the factors that the investment manager believes will
increase the price of the security do not occur or do not
have the anticipated effect. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and
policies, country or government specific issues, less
favorable trading practices or regulation and greater price
volatility. A REIT’s performance depends on the types,
values and locations of the properties it owns and how
well those properties are managed. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Russell 2000
®
Value Index posted a -17.31% total return for the same
period.
1
Please note the Fund employs a bottom-up stock
Portfolio Composition
6/30/22
% of Total
Net Assets
Banks 11.3%
Insurance 7.6%
Chemicals 7.4%
Hotels, Restaurants & Leisure 6.2%
Electronic Equipment, Instruments &
Components 5.7%
Trading Companies & Distributors 5.6%
Machinery 5.0%
Construction & Engineering 4.8%
Energy Equipment & Services 4.6%
Oil, Gas & Consumable Fuels 4.6%
Health Care Equipment & Supplies 4.4%
Software 4.2%
Communications Equipment 3.5%
Building Products 3.1%
Other* 20.3%
Short-Term Investments & Other Net Assets 1.7%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Small Cap Value VIP Fund
FSV-3
Semiannual Report
selection process, and the managers invest in securities
without regard to benchmark comparisons.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a -19.96% total return for the six months
ended June 30, 2022.
1
Concerns surrounding higher
inflation, geopolitical stability and rising interest rates
pressured stocks, particularly in the second half of the
period. Elevated demand combined with supply chain
disruptions led to the highest inflation since 1981 and
borrowing costs increased from historically low levels.
Russia’s invasion of Ukraine injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 3.9% in December 2021
to 3.6% in June 2022, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
Investment Strategy
Our strategy is to invest in small-capitalization companies
that we believe are undervalued at the time of purchase
and have the potential for capital appreciation. A stock is
undervalued when it trades at less than the price at which
the investment manager believes it would trade if the
market reflected all factors relating to the company’s worth.
Following this strategy, the Fund invests in companies that
the investment manager believes have, for example: stock
prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp
price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in real estate investment
trusts (REITs).
Manager’s Discussion
During the six-month period, relative contributors included
stock selection in financials, an underweighting and stock
selection within health care and a significant underweighting in communication services. Conversely, stock selection and
an overweighting in consumer discretionary, stock selection
in industrials and an underweighting in utilities curbed
relative performance.
Crescent Point Energy (not part of the index), a Canada-
based exploration and production company, boosted
relative results. Multiple factors contributed to its strong performance, including a surprise dividend boost, a share
Top 10 Holdings
6/30/22
Company
Industry
% of Total
Net Assets
a aa
NetScout Systems, Inc. 3.5%
Communications Equipment
Hanover Insurance Group, Inc. (The) 3.0%
Insurance
McGrath RentCorp 3.0%
Trading Companies & Distributors
WillScot Mobile Mini Holdings Corp. 3.0%
Construction & Engineering
Crescent Point Energy Corp. 2.8%
Oil, Gas & Consumable Fuels
Knowles Corp. 2.7%
Electronic Equipment, Instruments &
Components
Integer Holdings Corp. 2.4%
Health Care Equipment & Supplies
ACI Worldwide, Inc. 2.4%
Software
Ashland Global Holdings, Inc. 2.4%
Chemicals
Minerals Technologies, Inc. 2.3%
Chemicals

Franklin Small Cap Value VIP Fund
FSV-4
Semiannual Report
buyback announcement, a reduction in debt, a positive free
cash flow outlook and an increase in oil prices.
The Hanover Insurance Group (not part of the index), a
property and casualty insurer, also outperformed. Shares
were supported by a favorable commercial lines profitability outlook as well as personal automobile results that were
better than expected. While The Hanover’s personal
automobile loss ratios rose on a year-over-year basis due
to higher loss severity, 2021 fourth-quarter underwriting
profitability was still above the comparable period in 2019, with management citing lower frequency that persisted
through the quarter. In conjunction with strong fourth-quarter results, management also laid out a favorable 2022 outlook
relative to consensus.
NexTier Oilfield Solutions, an oilfield services company,
contributed to relative returns in the period driven by strength in oil prices and increased activity levels in U.S. shale
deposits. The company hosted its investor day in March
2022 and was positive on the balanced supply/demand for
fracturing fleets and improving pricing environment.
Conversely, Summit Materials, a vertically integrated supplier of aggregates, cement and downstream ready-mix concrete
and asphalt, detracted as sentiment changed on the industry
following the passage of the infrastructure bill in November
2021 and amid fears that higher oil prices will put pressure on margins. Nonetheless, we remain constructive on
Summit. The company is in the early days of an operational
turnaround under new management, continues to reduce
debt, and profit margins and returns are improving. For
2022, Summit hedged 51% of its diesel purchases at prices
below spot. Lastly, while the infrastructure bill is not likely to contribute meaningfully to revenue in 2022, we believe
government spending will rise significantly for the period of
2022 to 2026 compared to the prior five years.
Denny’s, a full-service family restaurant chain,
underperformed during the period after reporting a weaker-
than-expected quarter ending March 31, 2022. Results were
primarily driven by a decline in restaurant level margins
due to increased commodity and labor inflation being felt
throughout the restaurant industry.
Jack in the Box, an owner and franchisor of quick-service
restaurants, underperformed during the period after reporting a weaker-than-expected 2022 first quarter. During the
quarter, Jack in the Box saw EBITDA (earnings before
interest, taxes, depreciation and amortization) decline by
15% year-over-year, as it faced headwinds from challenging
comparisons and increased commodity and labor inflation.
Thank you for your participation in Franklin Small Cap Value
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Small Cap Value VIP Fund
FSV-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ) . Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $827.40 $2.98 $1,021.54 $3.29 0.66%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.43 $15.20 $15.73 $15.14 $20.43 $19.93
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.19 0.20 0.24
c
0.21 0.21
d
Net realized and unrealized gains (losses) (3.10) 3.71 0.31 3.35 (2.29) 1.82
Total from investment operations ........ (3.04) 3.90 0.51 3.59 (2.08) 2.03
Less distributions from:
Net investment income .............. (0.21) (0.21) (0.23) (0.22) (0.23) (0.15)
Net realized gains ................. (2.96) (0.46) (0.81) (2.78) (2.98) (1.38)
Total distributions ................... (3.17) (0.67) (1.04) (3.00) (3.21) (1.53)
Net asset value, end of period .......... $12.22 $18.43 $15.20 $15.73 $15.14 $20.43
Total return
e
....................... (17.26)% 25.67% 5.41% 26.72% (12.69)% 10.92%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.68% 0.67% 0.66% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.66%
g
0.66%
g
0.68%
g,h
0.67%
g,h
0.65%
h
0.65%
h
Net investment income ............... 0.70% 1.07% 1.54% 1.58%
c
1.13% 1.06%
d
Supplemental data
Net assets, end of period (000’s) ........ $60,579 $73,715 $50,572 $46,980 $40,644 $51,245
Portfolio turnover rate ................ 24.65% 60.41% 69.40% 54.36% 47.82% 33.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.75%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.54 $14.50 $15.05 $14.60 $19.80 $19.36
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.14 0.16 0.20
c
0.16 0.15
d
Net realized and unrealized gains (losses) (2.95) 3.53 0.30 3.20 (2.20) 1.77
Total from investment operations ........ (2.91) 3.67 0.46 3.40 (2.04) 1.92
Less distributions from:
Net investment income .............. (0.16) (0.17) (0.19) (0.17) (0.18) (0.10)
Net realized gains ................. (2.96) (0.46) (0.82) (2.78) (2.98) (1.38)
Total distributions ................... (3.12) (0.63) (1.01) (2.95) (3.16) (1.48)
Net asset value, end of period .......... $11.51 $17.54 $14.50 $15.05 $14.60 $19.80
Total return
e
....................... (17.39)% 25.37% 5.19% 26.35% (12.88)% 10.65%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.91% 0.93% 0.92% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
g
0.91%
g
0.93%
g,h
0.92%
g,h
0.90%
h
0.90%
h
Net investment income ............... 0.44% 0.83% 1.28% 1.33%
c
0.88% 0.81%
d
Supplemental data
Net assets, end of period (000’s) ........ $895,913 $1,135,623 $1,103,373 $1,123,093 $978,675 $1,302,055
Portfolio turnover rate ................ 24.65% 60.41% 69.40% 54.36% 47.82% 33.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.50%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.14 $14.99 $15.51 $14.96 $20.22 $19.74
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.13 0.15 0.19
c
0.15 0.14
d
Net realized and unrealized gains (losses) (3.05) 3.64 0.32 3.30 (2.28) 1.81
Total from investment operations ........ (3.02) 3.77 0.47 3.49 (2.13) 1.95
Less distributions from:
Net investment income .............. (0.15) (0.16) (0.18) (0.16) (0.15) (0.09)
Net realized gains ................. (2.96) (0.46) (0.81) (2.78) (2.98) (1.38)
Total distributions ................... (3.11) (0.62) (0.99) (2.94) (3.13) (1.47)
Net asset value, end of period .......... $12.01 $18.14 $14.99 $15.51 $14.96 $20.22
Total return
e
....................... (17.40)% 25.17% 5.13% 26.23% (13.01)% 10.56%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.01% 1.01% 1.03% 1.02% 1.01% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.01%
g
1.01%
g
1.03%
g,h
1.02%
g,h
1.00%
h
1.00%
h
Net investment income ............... 0.35% 0.73% 1.18% 1.23%
c
0.78% 0.71%
d
Supplemental data
Net assets, end of period (000’s) ........ $32,015 $38,148 $29,461 $29,238 $24,592 $32,053
Portfolio turnover rate ................ 24.65% 60.41% 69.40% 54.36% 47.82% 33.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Small Cap Value VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 0.4%
QinetiQ Group plc ..................................... United Kingdom 886,602 $ 3,964,663
Auto Components 0.7%
a
Adient plc ........................................... United States 199,118 5,899,867
LCI Industries ........................................ United States 10,514 1,176,306
7,076,173
Banks 11.3%
Atlantic Union Bankshares Corp. .......................... United States 445,875 15,124,080
Camden National Corp. ................................. United States 191,504 8,435,751
Columbia Banking System, Inc. ........................... United States 736,855 21,110,896
First Interstate BancSystem , Inc., A ........................ United States 267,670 10,200,904
First of Long Island Corp. (The) ........................... United States 317,915 5,573,050
German American Bancorp, Inc. .......................... United States 189,677 6,483,160
Peoples Bancorp, Inc. .................................. United States 230,957 6,143,456
SouthState Corp. ..................................... United States 280,334 21,627,768
TriCo Bancshares ..................................... United States 170,046 7,760,900
Washington Trust Bancorp, Inc. ........................... United States 197,439 9,550,124
112,010,089
Biotechnology 0.5%
a
Mirum Pharmaceuticals, Inc. ............................. United States 203,327 3,956,743
a
Rhythm Pharmaceuticals, Inc. ............................ United States 328,692 1,364,072
5,320,815
Building Products 3.1%
Apogee Enterprises, Inc. ................................ United States 233,333 9,151,320
Insteel Industries, Inc. .................................. United States 24,093 811,212
a
Masonite International Corp. ............................. United States 13,523 1,038,972
UFP Industries, Inc. .................................... United States 290,821 19,816,543
30,818,047
Chemicals 7.4%
Ashland Global Holdings, Inc. ............................ United States 226,272 23,317,329
Avient Corp. ......................................... United States 430,921 17,271,314
a
Elementis plc ........................................ United Kingdom 7,572,641 9,069,720
Minerals Technologies, Inc. .............................. United States 375,936 23,059,914
72,718,277
Communications Equipment 3.5%
a
NetScout Systems, Inc. ................................. United States 1,028,438 34,812,625
Construction & Engineering 4.8%
a
Great Lakes Dredge & Dock Corp. ........................ United States 969,461 12,709,634
Primoris Services Corp. ................................. United States 231,391 5,035,068
a
WillScot Mobile Mini Holdings Corp. ....................... United States 901,925 29,240,408
46,985,110
Construction Materials 1.8%
a
Summit Materials, Inc., A ................................ United States 756,884 17,627,828
Electric Utilities 0.1%
IDACORP, Inc. ....................................... United States 10,257 1,086,422
Electrical Equipment 0.4%
Regal Rexnord Corp. .................................. United States 36,258 4,116,008
Electronic Equipment, Instruments & Components 5.7%
Benchmark Electronics, Inc. ............................. United States 635,574 14,338,549

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
CTS Corp. .......................................... United States 157,675 $ 5,368,834
a
II-VI, Inc. ............................................ United States 180,569 9,199,990
a
Knowles Corp. ....................................... United States 1,565,705 27,133,668
56,041,041
Energy Equipment & Services 4.6%
Hunting plc .......................................... United Kingdom 2,577,025 6,774,834
a
Natural Gas Services Group, Inc. ......................... United States 153,048 1,683,528
a
NexTier Oilfield Solutions, Inc. ............................ United States 1,630,118 15,502,422
a
TechnipFMC plc ...................................... United Kingdom 3,204,540 21,566,554
45,527,338
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexander & Baldwin, Inc. ............................... United States 408,210 7,327,370
Highwoods Properties, Inc. .............................. United States 139,905 4,783,352
STAG Industrial, Inc. ................................... United States 31,915 985,535
a
Sunstone Hotel Investors, Inc. ............................ United States 1,446,246 14,346,760
27,443,017
Food Products 3.0%
Glanbia plc .......................................... Ireland 1,834,419 19,916,944
Maple Leaf Foods, Inc. ................................. Canada 502,542 9,881,400
29,798,344
Health Care Equipment & Supplies 4.4%
a
Envista Holdings Corp. ................................. United States 450,753 17,372,021
a
Integer Holdings Corp. ................................. United States 341,510 24,131,096
a
Integra LifeSciences Holdings Corp. ....................... United States 35,771 1,932,707
43,435,824
Hotels, Restaurants & Leisure 6.2%
a
Brinker International, Inc. ............................... United States 391,883 8,633,182
a
Dalata Hotel Group plc ................................. Ireland 2,336,982 8,510,009
a
Denny's Corp. ........................................ United States 1,231,098 10,685,931
a
Hilton Grand Vacations, Inc. ............................. United States 385,078 13,758,837
Jack in the Box, Inc. ................................... United States 341,585 19,149,255
60,737,214
Household Durables 0.9%
Century Communities, Inc. .............................. United States 39,881 1,793,449
a
M/I Homes, Inc. ....................................... United States 81,331 3,225,587
a
Meritage Homes Corp. ................................. United States 25,747 1,866,657
a
Taylor Morrison Home Corp. ............................. United States 77,544 1,811,428
8,697,121
Insurance 7.6%
CNO Financial Group, Inc. .............................. United States 589,690 10,667,492
Hanover Insurance Group, Inc. (The) ....................... United States 203,013 29,690,651
Horace Mann Educators Corp. ........................... United States 472,170 18,121,885
Selective Insurance Group, Inc. ........................... United States 186,782 16,238,827
74,718,855
IT Services 0.9%
Bread Financial Holdings, Inc. ............................ United States 249,448 9,244,543
Leisure Products 0.5%
Brunswick Corp. ...................................... United States 73,151 4,782,612

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 5.0%
Astec Industries, Inc. ................................... United States 119,417 $ 4,869,825
Columbus McKinnon Corp. .............................. United States 19,801 561,754
Greenbrier Cos., Inc. (The) .............................. United States 585,699 21,079,307
REV Group, Inc. ...................................... United States 472,869 5,140,086
Timken Co. (The) ..................................... United States 338,771 17,971,802
49,622,774
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 36,340 2,644,462
Oil, Gas & Consumable Fuels 4.6%
Crescent Point Energy Corp. ............................. Canada 3,866,331 27,483,630
a
Green Plains, Inc. ..................................... United States 649,325 17,642,160
45,125,790
Professional Services 2.7%
ICF International, Inc. .................................. United States 117,238 11,137,610
Stantec , Inc. ......................................... Canada 358,251 15,694,355
26,831,965
Real Estate Management & Development 0.6%
a
Cushman & Wakefield plc ............................... United States 407,982 6,217,646
Road & Rail 0.3%
a
Saia, Inc. ........................................... United States 17,466 3,283,608
Semiconductors & Semiconductor Equipment 1.3%
a
Cohu , Inc. ........................................... United States 320,121 8,883,358
a
Onto Innovation, Inc. ................................... United States 60,322 4,206,856
13,090,214
Software 4.2%
a
ACI Worldwide, Inc. .................................... United States 901,772 23,346,877
Software AG ......................................... Germany 559,489 18,551,514
41,898,391
Specialty Retail 1.0%
a
Children's Place, Inc. (The) .............................. United States 226,368 8,810,243
Group 1 Automotive, Inc. ................................ United States 6,189 1,050,892
9,861,135
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 71,239 5,020,925
Thrifts & Mortgage Finance 1.6%
WSFS Financial Corp. .................................. United States 396,656 15,901,939
Trading Companies & Distributors 5.6%
Herc Holdings, Inc. .................................... United States 154,637 13,940,526
McGrath RentCorp .................................... United States 387,097 29,419,372
a
Univar Solutions, Inc. .................................. United States 493,508 12,273,544
55,633,442
Total Common Stocks (Cost $944,213,016) .....................................
972,094,257

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-12
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 18,017,359 $ 18,017,359
Total Money Market Funds (Cost $18,017,359) ..................................
18,017,359
Total Short Term Investments (Cost $18,017,359 ) ................................
18,017,359
a
Total Investments (Cost $962,230,375) 100.1% ..................................
$990,111,616
Other Assets, less Liabilities (0.1)% ...........................................
(1,604,197)
Net Assets 100.0% ...........................................................
$988,507,419
a
Non -income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-13
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $944,213,016
Cost - Non-controlled affiliates (Note 3e) ........................................................ 18,017,359
Value - Unaffiliated issuers .................................................................. $972,094,257
Value - Non-controlled affiliates (Note 3e) ....................................................... 18,017,359
Foreign currency, at value (cost $438) ........................................................... 439
Receivables:
Investment securities sold ................................................................... 95,521
Capital shares sold ........................................................................ 352,199
Dividends ............................................................................... 706,981
Total assets .......................................................................... 991,266,756
Liabilities:
Payables:
Investment securities purchased .............................................................. 984,637
Capital shares redeemed ................................................................... 575,515
Management fees ......................................................................... 547,070
Distribution fees .......................................................................... 204,059
Reports to shareholders fees ................................................................ 400,346
Trustees' fees and expenses ................................................................. 717
Accrued expenses and other liabilities ........................................................... 46,993
Total liabilities ......................................................................... 2,759,337
Net assets, at value ................................................................. $988,507,419
Net assets consist of:
Paid-in capital ............................................................................. $914,851,498
Total distributable earnings (losses) ............................................................. 73,655,921
Net assets, at value ................................................................. $988,507,419
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $60,579,182
Shares outstanding ........................................................................ 4,958,244
Net asset value and maximum offering price per share ............................................. $12.22
Class 2:
Net assets, at value ....................................................................... $895,912,911
Shares outstanding ........................................................................ 77,849,458
Net asset value and maximum offering price per share ............................................. $11.51
Class 4:
Net assets, at value ....................................................................... $32,015,326
Shares outstanding ........................................................................ 2,666,132
Net asset value and maximum offering price per share ............................................. $12.01

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSV-14
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $141,458)
Unaffiliated issuers ........................................................................ $7,673,851
Non-controlled affiliates (Note 3e) ............................................................. 18,955
Total investment income ................................................................... 7,692,806
Expenses:
Management fees (Note 3 a ) ................................................................... 3,651,314
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,293,229
    Class 4 ................................................................................ 62,208
Custodian fees (Note 4 ) ...................................................................... 5,362
Reports to shareholders fees .................................................................. 61,099
Professional fees ........................................................................... 36,296
Trustees' fees and expenses .................................................................. 6,143
Other .................................................................................... 13,874
Total expenses ......................................................................... 5,129,525
Expenses waived/paid by affiliates (Note 3e) ................................................... (34,625)
Net expenses ......................................................................... 5,094,900
Net investment income ................................................................ 2,597,906
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 50,588,310
Foreign currency transactions ................................................................ (75,325)
Net realized gain (loss) .................................................................. 50,512,985
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (264,033,992)
Translation of other assets and liabilities denominated in foreign currencies .............................. (6,305)
Net change in unrealized appreciation (depreciation) ............................................ (264,040,297)
Net realized and unrealized gain (loss) ............................................................ (213,527,312)
Net increase (decrease) in net assets resulting from operations .......................................... $(210,929,406)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSV-15
Franklin Small Cap Value VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,597,906 $11,128,647
Net realized gain (loss) ................................................. 50,512,985 199,440,417
Net change in unrealized appreciation (depreciation) ........................... (264,040,297) 78,093,890
Net increase (decrease) in net assets resulting from operations ................ (210,929,406) 288,662,954
Distributions to shareholders:
Class 1 ............................................................. (12,921,313) (2,642,045)
Class 2 ............................................................. (192,841,212) (45,737,885)
Class 4 ............................................................. (6,602,856) (1,174,804)
Total distributions to shareholders .......................................... (212,365,381) (49,554,734)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 12,579,170 12,468,955
Class 2 ............................................................. 144,612,355 (189,934,717)
Class 4 ............................................................. 7,124,278 2,438,024
Total capital share transactions ............................................ 164,315,803 (175,027,738)
Net increase (decrease) in net assets ................................... (258,978,984) 64,080,482
Net assets:
Beginning of period ..................................................... 1,247,486,403 1,183,405,921
End of period .......................................................... $988,507,419 $1,247,486,403

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small Cap Value VIP Fund
FSV-16
Semiannual Report
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Small Cap Value VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-17
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-18
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 294,635 $5,024,396 1,117,537 $20,319,471
Shares issued in reinvestment of distributions .......... 986,475 12,607,150 136,633 2,503,125
Shares redeemed ............................... (321,916) (5,052,376) (581,230) (10,353,641)
Net increase (decrease) .......................... 959,194 $12,579,170 672,940 $12,468,955
Class 2 Shares:
Shares sold ................................... 2,811,037 $45,327,748 8,044,540 $137,488,496
Shares issued in reinvestment of distributions .......... 16,016,712 192,841,212 2,619,581 45,737,885
Shares redeemed ............................... (5,726,314) (93,556,605) (21,998,749) (373,161,098)
Net increase (decrease) .......................... 13,101,435 $144,612,355 (11,334,628) $(189,934,717)
Class 4 Shares:
Shares sold ................................... 291,473 $4,753,048 593,014 $10,356,001
Shares issued in reinvestment of distributions .......... 525,705 6,602,855 65,014 1,174,804
Shares redeemed ............................... (253,448) (4,231,625) (521,176) (9,092,781)
Net increase (decrease) .......................... 563,730 $7,124,278 136,852 $2,438,024
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-19
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.641% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net asset of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-20
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2022, there were no credits earned.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$276,655,480 and $315,151,337, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 24,112,773 $ 129,018,816 $ (135,114,230) $ — $ — $ 18,017,359 18,017,359 $ 18,955
Total Affiliated Securities ... $24,112,773 $129,018,816 $(135,114,230) $— $— $18,017,359 $18,955
Cost of investments .......................................................................... $968,760,625
Unrealized appreciation ........................................................................ $139,444,222
Unrealized depreciation ........................................................................ (118,093,231)
Net unrealized appreciation (depreciation) .......................................................... $21,350,991
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-21
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-22
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 3,964,663 $ — $ 3,964,663
Auto Components ...................... 7,076,173 — — 7,076,173
Banks ............................... 112,010,089 — — 112,010,089
Biotechnology ......................... 5,320,815 — — 5,320,815
Building Products ...................... 30,818,047 — — 30,818,047
Chemicals ........................... 63,648,557 9,069,720 — 72,718,277
Communications Equipment .............. 34,812,625 — — 34,812,625
Construction & Engineering ............... 46,985,110 — — 46,985,110
Construction Materials .................. 17,627,828 — — 17,627,828
Electric Utilities ........................ 1,086,422 — — 1,086,422
Electrical Equipment .................... 4,116,008 — — 4,116,008
Electronic Equipment, Instruments &
Components ........................ 56,041,041 — — 56,041,041
Energy Equipment & Services ............. 45,527,338 — — 45,527,338
Equity Real Estate Investment Trusts (REITs) . 27,443,017 — — 27,443,017
Food Products ........................ 9,881,400 19,916,944 — 29,798,344
Health Care Equipment & Supplies ......... 43,435,824 — — 43,435,824
Hotels, Restaurants & Leisure ............. 60,737,214 — — 60,737,214
Household Durables .................... 8,697,121 — — 8,697,121
Insurance ............................ 74,718,855 — — 74,718,855
IT Services ........................... 9,244,543 — — 9,244,543
Leisure Products ....................... 4,782,612 — — 4,782,612
Machinery ............................ 49,622,774 — — 49,622,774
Multi-Utilities .......................... 2,644,462 — — 2,644,462
Oil, Gas & Consumable Fuels ............. 45,125,790 — — 45,125,790
Professional Services ................... 26,831,965 — — 26,831,965
Real Estate Management & Development .... 6,217,646 — — 6,217,646
Road & Rail .......................... 3,283,608 — — 3,283,608
Semiconductors & Semiconductor Equipment . 13,090,214 — — 13,090,214
Software ............................. 23,346,877 18,551,514 — 41,898,391
Specialty Retail ........................ 9,861,135 — — 9,861,135
Textiles, Apparel & Luxury Goods .......... 5,020,925 — — 5,020,925
Thrifts & Mortgage Finance ............... 15,901,939 — — 15,901,939
Trading Companies & Distributors .......... 55,633,442 — — 55,633,442
Short Term Investments ................... 18,017,359 — — 18,017,359
Total Investments in Securities ........... $938,608,775 $51,502,841
a
$— $990,111,616
a
Includes foreign securities valued at $51,502,841, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSV-23
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FSC-1
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
This semiannual report for Franklin Small-Mid Cap Growth VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -34.76% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSC-2
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in investments of small-capitalization and
mid-capitalization companies. For this Fund, small-cap
companies are those within the market capitalization range
of companies in the Russell 2500
TM
Index at the time of
purchase, and mid-cap companies are those within the
market capitalization range of companies in the Russell
Midcap
®
Index at the time of purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
Growth stock prices reflect projections of future earnings
or revenues, and can, therefore, fall dramatically if the
company fails to meet those projections. Smaller or midsized companies can be particularly sensitive to changing
economic conditions, and their prospects for growth are
less certain than those of larger companies. Historically,
these securities have experienced more price volatility
than larger-company stocks, especially over the short term.
To the extent the Fund focuses on particular countries,
regions, industries, sectors or types of investment from
time to time, it may be subject to greater risk of adverse
developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for
a particular security or type of security in which the Fund
invests may become less liquid or even illiquid. The Fund
is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s narrow
benchmark, the Russell Midcap Growth
®
Index, posted a
-31.00% total return, and its broad benchmark, the Standard
& Poor’s
®
500 Index (S&P 500
®
), posted a -19.96% total
return for the same period.
2
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
-19.96% total return for the six months ended June 30,
2022.
2
Concerns surrounding higher inflation, geopolitical
stability and rising interest rates pressured stocks,
Portfolio Composition
6/30/22
% of Total
Net Assets
Software 16.0%
Life Sciences Tools & Services 6.2%
Hotels, Restaurants & Leisure 5.9%
Semiconductors & Semiconductor Equipment 5.3%
Health Care Equipment & Supplies 4.9%
IT Services 4.5%
Capital Markets 4.1%
Specialty Retail 3.9%
Professional Services 3.3%
Biotechnology 3.0%
Electronic Equipment, Instruments &
Components 2.7%
Equity Real Estate Investment Trusts (REITs) 2.7%
Road & Rail 2.4%
Electrical Equipment 2.4%
Other* 27.0%
Short-Term Investments & Other Net Assets 5.7%
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Small-Mid Cap Growth VIP Fund
FSC-3
Semiannual Report
particularly in the second half of the period. Elevated
demand combined with supply chain disruptions led to the
highest inflation since 1981 and borrowing costs increased
from historically low levels. Russia’s invasion of Ukraine
injected further uncertainty into financial markets, provoking significant volatility in commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 3.9% in December 2021
to 3.6% in June 2022, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
For the six-month period under review, the Fund
underperformed the Russell Midcap
®
Growth Index at a
time of heightened market volatility. Much of the Fund’s
underperformance was due to stock selection in the
information technology (IT) sector, our largest sector
exposure, as surging inflation and increasing interest rates raised concerns about a recession. Weakness in the sector
came from a position in identity management company Okta,
which faced a potential data breach that drove down its
shares.
While an underweighting in the energy sector weakened
relative returns, our position in Coterra Energy was a top
contributor for the period. The diversified energy producer
benefited from historically high energy prices.
Stock selection was a drag on relative results in the
industrials sector, where a position in ride-share company
Lyft undermined performance. In contrast, waste services
company Republic Services was a top contributor in the
sector. The company, which handles non-hazardous waste
disposal, acquired US Ecology (formerly a Fund holding),
which handles hazardous waste disposal, in a union that is
Top 10 Holdings
6/30/22
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 2.9%
Software
Palo Alto Networks, Inc. 2.2%
Software
Chipotle Mexican Grill, Inc. 2.1%
Hotels, Restaurants & Leisure
CoStar Group, Inc. 2.0%
Professional Services
Veeva Systems, Inc. 1.9%
Health Care Technology
Fastenal Co. 1.9%
Trading Companies & Distributors
Old Dominion Freight Line, Inc. 1.8%
Road & Rail
IDEXX Laboratories, Inc. 1.8%
Health Care Equipment & Supplies
MSCI, Inc. 1.7%
Capital Markets
Crowdstrike Holdings, Inc. 1.7%
Software

Franklin Small-Mid Cap Growth VIP Fund
FSC-4
Semiannual Report
financially accretive as it leverages the core capabilities of both companies, in our view.
The Fund’s top detractor over the period was streaming
platform Roku (not held at period-end) in the communication
services sector. Decelerating revenue growth and supply-
chain issues put pressure on the stock.
Turning to contributors, stock selection in the consumer
discretionary sector and a position in licensed sports
merchandiser Fanatics Holdings (not part of the index)
proved positive for relative performance. The company’s
e-commerce business has been outperforming expectations
and delivering outsized growth and improved profits. The
acquisition by Fanatics of trading card company Topps (not
a Fund holding prior to the acquisition) in January 2022 has also added value to the business, in our view. In contrast, the shares of footwear company Allbirds (not part of the index,
not held at period-end) were pressured by weaker gross
margins and higher marketing costs.
Elsewhere, HealthEquity (not part of the index) added to
performance in the health care sector. The health care
benefits manager reported improved annual enrollment
trends and strong sales of health savings accounts.
Thank you for your participation in Franklin Small-Mid Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Small-Mid Cap Growth VIP Fund
FSC-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annua lized
Expense
Ratio
2
1 $1,000 $652.40 $3.36 $1,020.73 $4.11 0.82%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.72 $26.99 $19.74 $17.04 $19.71 $17.77
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.15) (0.07) (0.04) (0.05) (0.04)
Net realized and unrealized gains (losses) (9.25) 2.79 9.96 5.31 (0.70) 3.74
Total from investment operations ........ (9.29) 2.64 9.89 5.27 (0.75) 3.70
Less distributions from:
Net realized gains ................. (4.26) (2.91) (2.64) (2.57) (1.92) (1.76)
Net asset value, end of period .......... $13.17 $26.72 $26.99 $19.74 $17.04 $19.71
Total return
c
....................... (34.76)% 10.25% 55.52% 31.80% (5.15)% 21.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.83% 0.85% 0.84% 0.86% 0.85%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.82% 0.82% 0.84% 0.83% 0.85% 0.84%
Net investment (loss) ................ (0.37)% (0.55)% (0.33)% (0.19)% (0.24)% (0.24)%
Supplemental data
Net assets, end of period (000’s) ........ $56,541 $79,526 $72,039 $43,169 $33,518 $36,864
Portfolio turnover rate ................ 23.69% 43.35% 48.93% 59.07% 44.78% 40.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return doe s not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.39 $23.11 $17.29 $15.22 $17.83 $16.27
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.19) (0.11) (0.08) (0.09) (0.08)
Net realized and unrealized gains (losses) (7.76) 2.38 8.57 4.72 (0.60) 3.40
Total from investment operations ........ (7.81) 2.19 8.46 4.64 (0.69) 3.32
Less distributions from:
Net realized gains ................. (4.26) (2.91) (2.64) (2.57) (1.92) (1.76)
Net asset value, end of period .......... $10.32 $22.39 $23.11 $17.29 $15.22 $17.83
Total return
c
....................... (34.89)% 10.01% 55.09% 31.44% (5.37)% 21.40%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.08% 1.10% 1.09% 1.11% 1.10%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.07% 1.07% 1.09% 1.08% 1.10% 1.09%
Net investment (loss) ................ (0.63)% (0.80)% (0.61)% (0.44)% (0.49)% (0.49)%
Supplemental data
Net assets, end of period (000’s) ........ $298,242 $472,565 $503,032 $372,442 $310,300 $390,094
Portfolio turnover rate ................ 23.69% 43.35% 48.93% 59.07% 44.78% 40.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.62 $24.26 $18.04 $15.81 $18.47 $16.81
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.22) (0.14) (0.10) (0.11) (0.10)
Net realized and unrealized gains (losses) (8.18) 2.49 9.00 4.90 (0.63) 3.52
Total from investment operations ........ (8.24) 2.27 8.86 4.80 (0.74) 3.42
Less distributions from:
Net realized gains ................. (4.26) (2.91) (2.64) (2.57) (1.92) (1.76)
Net asset value, end of period .......... $11.12 $23.62 $24.26 $18.04 $15.81 $18.47
Total return
c
....................... (34.88)% 9.86% 55.01% 31.26% (5.46)% 21.30%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.18% 1.20% 1.19% 1.21% 1.20%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.17% 1.17% 1.19% 1.18% 1.20% 1.19%
Net investment (loss) ................ (0.72)% (0.90)% (0.71)% (0.54)% (0.59)% (0.59)%
Supplemental data
Net assets, end of period (000’s) ........ $17,879 $26,518 $25,580 $17,662 $13,759 $15,829
Portfolio turnover rate ................ 23.69% 43.35% 48.93% 59.07% 44.78% 40.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Small-Mid Cap Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Aerospace & Defense 1.5%
a
TransDigm Group, Inc. ................................. United States 10,500 $ 5,635,035
Airlines 1.1%
a
Delta Air Lines, Inc. .................................... United States 135,300 3,919,641
Banks 0.9%
a
SVB Financial Group ................................... United States 8,400 3,317,916
Biotechnology 3.0%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 13,800 2,012,730
a
Horizon Therapeutics plc ................................ United States 39,600 3,158,496
a
Neurocrine Biosciences, Inc. ............................. United States 14,000 1,364,720
a
PTC Therapeutics, Inc. ................................. United States 45,300 1,814,718
a
Seagen, Inc. ......................................... United States 15,900 2,813,346
11,164,010
Building Products 1.1%
Trane Technologies plc ................................. United States 31,600 4,103,892
Capital Markets 4.1%
Ares Management Corp. ................................ United States 63,700 3,621,982
MarketAxess Holdings, Inc. .............................. United States 12,100 3,097,721
MSCI, Inc. ........................................... United States 15,500 6,388,325
Tradeweb Markets, Inc., A ............................... United States 31,300 2,136,225
15,244,253
Commercial Services & Supplies 1.2%
Republic Services, Inc. ................................. United States 35,400 4,632,798
Communications Equipment 1.2%
a
Arista Networks, Inc. ................................... United States 48,400 4,537,016
Containers & Packaging 1.9%
Avery Dennison Corp. .................................. United States 26,900 4,354,303
Ball Corp. ........................................... United States 40,100 2,757,677
7,111,980
Electrical Equipment 2.4%
a
Generac Holdings, Inc. ................................. United States 20,000 4,211,600
Rockwell Automation, Inc. ............................... United States 23,000 4,584,130
8,795,730
Electronic Equipment, Instruments & Components 2.7%
Cognex Corp. ........................................ United States 60,800 2,585,216
a
Keysight Technologies, Inc. .............................. United States 27,350 3,770,197
a
Zebra Technologies Corp., A ............................. United States 13,200 3,880,140
10,235,553
Equity Real Estate Investment Trusts (REITs) 2.7%
Equity LifeStyle Properties, Inc. ........................... United States 43,500 3,065,445
SBA Communications Corp. ............................. United States 14,157 4,530,948
Terreno Realty Corp. ................................... United States 45,250 2,521,782
10,118,175
Food Products 0.4%
a
Freshpet, Inc. ........................................ United States 25,300 1,312,817
Health Care Equipment & Supplies 4.9%
a
Dexcom, Inc. ......................................... United States 64,152 4,781,249
a
IDEXX Laboratories, Inc. ................................ United States 18,650 6,541,114

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Inari Medical, Inc. ..................................... United States 32,000 $ 2,175,680
a
Insulet Corp. ......................................... United States 21,400 4,663,916
18,161,959
Health Care Providers & Services 1.3%
a
Guardant Health, Inc. .................................. United States 69,500 2,803,630
a
HealthEquity, Inc. ..................................... United States 36,300 2,228,457
5,032,087
Health Care Technology 2.2%
a
Certara, Inc. ......................................... United States 57,100 1,225,366
a
Veeva Systems, Inc., A ................................. United States 35,700 7,070,028
8,295,394
Hotels, Restaurants & Leisure 5.9%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,930 7,752,052
Darden Restaurants, Inc. ............................... United States 36,000 4,072,320
a
Expedia Group, Inc. ................................... United States 39,700 3,764,751
Vail Resorts, Inc. ...................................... United States 16,600 3,619,630
a
Wynn Resorts Ltd. .................................... United States 46,200 2,632,476
21,841,229
Household Durables 1.2%
a
NVR, Inc. ........................................... United States 1,082 4,332,479
Interactive Media & Services 1.7%
a
Match Group, Inc. ..................................... United States 61,524 4,287,608
a
Pinterest, Inc., A ...................................... United States 119,400 2,168,304
6,455,912
IT Services 4.5%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,500 2,164,595
a
Cloudflare, Inc., A ..................................... United States 53,700 2,349,375
a
Marqeta, Inc., A ....................................... United States 126,178 1,023,304
a
MongoDB, Inc. ....................................... United States 13,100 3,399,450
a
Okta, Inc. ........................................... United States 40,000 3,616,000
Paychex, Inc. ........................................ United States 10,700 1,218,409
a
Shopify, Inc., A ....................................... Canada 17,100 534,204
a
Snowflake, Inc., A ..................................... United States 18,500 2,572,610
16,877,947
Leisure Products 1.9%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 5,557,841
a
YETI Holdings, Inc. .................................... United States 33,500 1,449,545
7,007,386
Life Sciences Tools & Services 6.2%
a
10X Genomics, Inc., A .................................. United States 44,100 1,995,525
a
Avantor, Inc. ......................................... United States 158,400 4,926,240
Bio-Techne Corp. ..................................... United States 14,825 5,138,938
a
Mettler-Toledo International, Inc. .......................... United States 5,180 5,950,629
West Pharmaceutical Services, Inc. ........................ United States 17,200 5,200,764
23,212,096
Machinery 1.6%
IDEX Corp. .......................................... United States 17,650 3,205,769
a,e
Proterra, Inc. ......................................... United States 234,900 1,089,936

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Stanley Black & Decker, Inc. ............................. United States 16,846 $ 1,766,472
6,062,177
Oil, Gas & Consumable Fuels 0.7%
Coterra Energy, Inc. ................................... United States 79,900 2,060,621
Hess Corp. .......................................... United States 6,900 730,986
2,791,607
Personal Products 1.2%
a
BellRing Brands, Inc. ................................... United States 124,100 3,088,849
a
Olaplex Holdings, Inc. .................................. United States 110,174 1,552,352
4,641,201
Pharmaceuticals 1.6%
a
Catalent, Inc. ........................................ United States 29,700 3,186,513
a
Jazz Pharmaceuticals plc ............................... United States 17,400 2,714,574
5,901,087
Professional Services 3.3%
a
CoStar Group, Inc. .................................... United States 123,350 7,451,574
TransUnion .......................................... United States 58,900 4,711,411
12,162,985
Road & Rail 2.4%
a
Lyft, Inc., A .......................................... United States 168,400 2,236,352
Old Dominion Freight Line, Inc. ........................... United States 26,050 6,676,094
8,912,446
Semiconductors & Semiconductor Equipment 5.3%
Entegris, Inc. ......................................... United States 44,000 4,053,720
a
Lattice Semiconductor Corp. ............................. United States 73,455 3,562,567
Monolithic Power Systems, Inc. ........................... United States 12,450 4,781,298
a
Semtech Corp. ....................................... United States 53,600 2,946,392
a
SiTime Corp. ......................................... United States 26,400 4,303,992
19,647,969
Software 14.8%
a
Alkami Technology, Inc. ................................. United States 88,325 1,226,834
a
ANSYS, Inc. ......................................... United States 23,600 5,647,244
a,e
Arteris, Inc. .......................................... United States 99,228 691,619
a
Atlassian Corp. plc, A .................................. United States 12,400 2,323,760
a
Avalara, Inc. ......................................... United States 50,600 3,572,360
a
Bill.com Holdings, Inc. .................................. United States 27,548 3,028,627
a
Crowdstrike Holdings, Inc., A ............................. United States 37,800 6,371,568
a
Datadog, Inc., A ...................................... United States 10,300 980,972
a
DocuSign, Inc. ....................................... United States 9,100 522,158
a
Duck Creek Technologies, Inc. ........................... United States 108,670 1,613,750
a,e
Monday.com Ltd. ...................................... United States 20,700 2,135,412
a
Palo Alto Networks, Inc. ................................ United States 16,700 8,248,798
a
Paylocity Holding Corp. ................................. United States 24,650 4,299,453
a
Synopsys, Inc. ....................................... United States 35,950 10,918,015
a
Zscaler, Inc. ......................................... United States 23,500 3,513,485
55,094,055
Specialty Retail 3.9%
a
Burlington Stores, Inc. .................................. United States 22,800 3,106,044
a
Five Below, Inc. ....................................... United States 31,350 3,556,031

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Petco Health & Wellness Co., Inc. ......................... United States 126,500 $ 1,864,610
Tractor Supply Co. .................................... United States 31,937 6,190,987
14,717,672
Textiles, Apparel & Luxury Goods 2.2%
Levi Strauss & Co., A .................................. United States 111,600 1,821,312
a
Lululemon Athletica, Inc. ................................ United States 22,800 6,215,508
8,036,820
Trading Companies & Distributors 1.9%
Fastenal Co. ......................................... United States 140,700 7,023,744
Total Common Stocks (Cost $321,096,984) .....................................
346,337,068
Convertible Preferred Stocks 1.3%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc., D ...................................... United States 48,915 701,044
a
Software 1.1%
a,c,d
Benchling, Inc., F ..................................... United States 35,200 627,584
a,c,d
Blaize, Inc., D ........................................ United States 206,272 1,766,359
a,c,d
Databricks, Inc., G .................................... United States 8,626 860,063
a,c,d
OneTrust LLC, C ...................................... United States 82,367 962,351
4,216,357
Total Convertible Preferred Stocks (Cost $7,484,934) ............................
4,917,401
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize, Inc., D, 2/28/24 ................................. United States 26,474 3,550
Total Warrants (Cost $–) ......................................................
3,550
Principal
Amount
*
Corporate Bonds 0.1%
Software 0.1%
c,d
Blaize, Inc. , D , 10% , 8/24/23 ............................. United States 275,000 275,000
Total Corporate Bonds (Cost $275,000) ........................................
275,000
Total Long Term Investments (Cost $328,856,918) ...............................
351,533,019
a
Short Term Investments 7.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.7%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 24,809,760 24,809,760
Total Money Market Funds (Cost $24,809,760) ..................................
24,809,760

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-13
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 1,218,350 $ 1,218,350
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,218,350) ............................................................
1,218,350
Total Short Term Investments (Cost $26,028,110 ) ................................
26,028,110
a
Total Investments (Cost $354,885,028) 101.3% ..................................
$377,561,129
Other Assets, less Liabilities (1.3)% ...........................................
(4,899,139)
Net Assets 100.0% ...........................................................
$372,661,990
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was
$2,164,595, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
A portion or all of the security is on loan at June 30, 2022. See Note 1(c).
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-14
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $328,856,918
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 26,028,110
Value - Unaffiliated issuers (Includes securities loaned of $1,150,753) ................................. $351,533,019
Value - Non-controlled affiliates (Not e 3e) ....................................................... 26,028,110
Cash .................................................................................... 7,866
Receivables:
Investment securities sold ................................................................... 335,717
Capital shares sold ........................................................................ 162,340
Dividends and interest ..................................................................... 108,731
Total assets .......................................................................... 378,175,783
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,594,383
Capital shares redeemed ................................................................... 155,417
Management fees ......................................................................... 242,264
Distribution fees .......................................................................... 67,836
Trustees' fees and expenses ................................................................. 777
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,218,350
Accrued expenses and other liabilities ........................................................... 234,766
Total liabilities ......................................................................... 5,513,793
Net assets, at value ................................................................. $372,661,990
Net assets consist of:
Paid-in capital ............................................................................. $364,963,459
Total distributable earnings (losses) ............................................................. 7,698,531
Net assets, at value ................................................................. $372,661,990
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $56,540,622
Shares outstanding ........................................................................ 4,294,158
Net asset value and maximum offering price per share ............................................. $13.17
Class 2:
Net assets, at value ....................................................................... $298,242,363
Shares outstanding ........................................................................ 28,889,523
Net asset value and maximum offering price per share ............................................. $10.32
Class 4:
Net assets, at value ....................................................................... $17,879,005
Shares outstanding ........................................................................ 1,608,009
Net asset value and maximum offering price per share ............................................. $11.12

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSC-15
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $930,452
Non-controlled affiliates (Not e 3e) ............................................................. 19,976
Interest:
Unaffiliated issuers ........................................................................ 6,875
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 29,218
Non-controlled affiliates (Not e 3e) ............................................................. 1,046
Total investment income ................................................................... 987,567
Expenses:
Management fees (Note 3 a ) ................................................................... 1,773,125
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 448,851
    Class 4 ................................................................................ 36,693
Custodian fees (Note 4 ) ...................................................................... 1,643
Reports to shareholders fees .................................................................. 23,349
Registration and filing fees .................................................................... 56
Professional fees ........................................................................... 34,696
Trustees' fees and expenses .................................................................. 3,175
Other .................................................................................... 11,551
Total expenses ......................................................................... 2,333,139
Expense reductions (Note 4 ) ............................................................... (3)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (26,580)
Net expenses ......................................................................... 2,306,556
Net investment income (loss) ............................................................ (1,318,989)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (13,760,666)
Foreign currency transactions ................................................................ (5,141)
Net realized gain (loss) .................................................................. (13,765,807)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (184,914,865)
Net realized and unrealized gain (loss) ............................................................ (198,680,672)
Net increase (decrease) in net assets resulting from operations .......................................... $(199,999,661)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSC-16
Franklin Small-Mid Cap Growth VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,318,989) $(4,651,887)
Net realized gain (loss) ................................................. (13,765,807) 110,267,902
Net change in unrealized appreciation (depreciation) ........................... (184,914,865) (48,020,742)
Net increase (decrease) in net assets resulting from o perations ................ (199,999,661) 57,595,273
Distributions to shareholders:
Class 1 ............................................................. (13,727,212) (7,430,783)
Class 2 ............................................................. (86,996,421) (58,482,161)
Class 4 ............................................................. (4,892,046) (3,098,704)
Total distributions to shareholders .......................................... (105,615,679) (69,011,648)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 18,991,927 7,817,577
Class 2 ............................................................. 75,039,843 (19,844,931)
Class 4 ............................................................. 5,637,439 1,399,650
Total capital share transactions ............................................ 99,669,209 (10,627,704)
Net increase (decrease) in net assets ................................... (205,946,131) (22,044,079)
Net assets:
Beginning of period ..................................................... 578,608,121 600,652,200
End of period .......................................................... $372,661,990 $578,608,121

Franklin Templeton Variable Insurance Products Trust
FSC-17
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Small-Mid Cap Growth VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 40.0% of the Fund's shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-18
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-19
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-20
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 400,923 $8,000,301 576,234 $15,810,750
Shares issued in reinvestment of distributions .......... 1,042,309 13,727,212 290,492 7,430,783
Shares redeemed ............................... (125,367) (2,735,586) (559,560) (15,423,956)
Net increase (decrease) .......................... 1,317,865 $18,991,927 307,166 $7,817,577
Class 2 Shares:
Shares sold ................................... 911,926 $15,069,854 815,205 $18,971,660
Shares issued in reinvestment of distributions .......... 8,421,725 86,996,421 2,725,170 58,482,161
Shares redeemed ............................... (1,554,044) (27,026,432) (4,194,907) (97,298,752)
Net increase (decrease) .......................... 7,779,607 $75,039,843 (654,532) $(19,844,931)
Class 4 Shares:
Shares sold ................................... 150,276 $2,627,947 227,811 $5,628,165
Shares issued in reinvestment of distributions .......... 439,932 4,892,046 136,748 3,098,704
Shares redeemed ............................... (104,811) (1,882,554) (296,435) (7,327,219)
Net increase (decrease) .......................... 485,397 $5,637,439 68,124 $1,399,650
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-21
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.799% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-22
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$104,534,897 and $124,906,694, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,218,350 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 8,439,570 $ 64,141,425 $ (47,771,235) $ — $ — $ 24,809,760 24,809,760 $ 19,976
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $8,496,850 $20,624,411 $(27,902,911) $— $— $1,218,350 1,218,350 $1,046
Total Affiliated Securities ... $16,936,420 $84,765,836 $(75,674,146) $— $— $26,028,110 $21,022
Cost of investments .......................................................................... $354,848,570
Unrealized appreciation ........................................................................ $79,793,518
Unrealized depreciation ........................................................................ (57,080,959)
Net unrealized appreciation (depreciation) .......................................................... $22,712,559
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-23
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
* The principal amount is stated in U.S. dollars unless otherwise indicated.
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2022, investments in “affiliated companies” were as follows:
a
As of June 30, 2022, no longer an affiliate.
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 627,584
206,272 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 1,766,359
275,000 Blaize, Inc., D, 10%, 8/24/23 ................... 4/01/22 275,000 275,000
26,474 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — 3,550
8,626 Databricks, Inc., G ........................... 2/01/21 1,529,975 860,063
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,557,841
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 701,044
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 962,351
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $9,429,673 $10,753,792
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Blaize, Inc., D, 2/28/24 . $ 31,313 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Blaize, Inc., D ....... 2,050,037 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $2,081,350 $— $— $ — $ — $— $—

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-24
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-25
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
a
Includes foreign securities valued at $2,164,595, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,635,035 $ — $ — $ 5,635,035
Airlines .............................. 3,919,641 — — 3,919,641
Banks ............................... 3,317,916 — — 3,317,916
Biotechnology ......................... 11,164,010 — — 11,164,010
Building Products ...................... 4,103,892 — — 4,103,892
Capital Markets ........................ 15,244,253 — — 15,244,253
Commercial Services & Supplies ........... 4,632,798 — — 4,632,798
Communications Equipment .............. 4,537,016 — — 4,537,016
Containers & Packaging ................. 7,111,980 — — 7,111,980
Electrical Equipment .................... 8,795,730 — — 8,795,730
Electronic Equipment, Instruments &
Components ........................ 10,235,553 — — 10,235,553
Equity Real Estate Investment Trusts (REITs) . 10,118,175 — — 10,118,175
Food Products ........................ 1,312,817 — — 1,312,817
Health Care Equipment & Supplies ......... 18,161,959 — — 18,161,959
Health Care Providers & Services .......... 5,032,087 — — 5,032,087
Health Care Technology ................. 8,295,394 — — 8,295,394
Hotels, Restaurants & Leisure ............. 21,841,229 — — 21,841,229
Household Durables .................... 4,332,479 — — 4,332,479
Interactive Media & Services .............. 6,455,912 — — 6,455,912
IT Services ........................... 14,713,352 2,164,595 — 16,877,947
Leisure Products ....................... 1,449,545 — 5,557,841 7,007,386
Life Sciences Tools & Services ............ 23,212,096 — — 23,212,096
Machinery ............................ 6,062,177 — — 6,062,177
Oil, Gas & Consumable Fuels ............. 2,791,607 — — 2,791,607
Personal Products ..................... 4,641,201 — — 4,641,201
Pharmaceuticals ....................... 5,901,087 — — 5,901,087
Professional Services ................... 12,162,985 — — 12,162,985
Road & Rail .......................... 8,912,446 — — 8,912,446
Semiconductors & Semiconductor Equipment . 19,647,969 — — 19,647,969
Software ............................. 55,094,055 — — 55,094,055
Specialty Retail ........................ 14,717,672 — — 14,717,672
Textiles, Apparel & Luxury Goods .......... 8,036,820 — — 8,036,820
Trading Companies & Distributors .......... 7,023,744 — — 7,023,744
Convertible Preferred Stocks ............... — — 4,917,401 4,917,401
Warrants .............................. — — 3,550 3,550
Corporate Bonds ........................ — — 275,000 275,000
Short Term Investments ................... 26,028,110 — — 26,028,110
Total Investments in Securities ........... $364,642,742 $2,164,595
a
$10,753,792 $377,561,129
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-26
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 4,026,670 $ — $ — $ — $ — $ — $ — $ 1,531,171 $ 5,557,841 $ 1,531,171
Textiles, Apparel &
Luxury Goods .... 1,330,614 — (1,068,276) — — — — (262,338) — —
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 987,771 — — — — — — (286,727) 701,044 (286,727)
Software .......... 6,692,175 — — — — — — (2,475,818) 4,216,357 (2,475,818)
Warrants :
Software .......... 31,313 — — — — — — (27,763) 3,550 (27,763)
Corporate Bonds :
Software .......... — 275,000 — — — — — — 275,000 —
Total Investments in
Securities ............ $13,068,543 $275,000 $(1,068,276) $— $— $— $— $(1,521,475) $10,753,792 $(1,259,137)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-27
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
13. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks
Leisure Products
.............
$5,557,841 Market comparables Discount for lack of
marketability
19.1% Decrease
c
EV / revenue multiple 5.6x Increase
c
Convertible Preferred Stocks
Diversified Consumer Services. . . 701,044 Discounted cash flow Discount for lack of marketability
21.8% Decrease
d
Weighted average
cost of capital
18.3% Decrease
d
Long-term growth rate 5.0% Increase
Volatility of peers 86.5% Decrease
Software . . . . . . . . . . . . . . . . . . . . 4,216,357 Discounted cash flow Discount for lack of marketability
15.7% Decrease
Weighted average
cost of capital
19.4% Decrease
d
Long-term growth rate 2.5% Increase
Volatility of peers 64.0% Decrease
Market comparables Discount for lack of
marketability
17.8% - 18.7%
(18.1%)
Decrease
d
EV / revenue multiple 7.8x - 39.8x
(19.3x)
Increase
d
All Other Investments
..........
278,550
e
Total $10,753,792
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSC-28
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
13. New Accounting Pronouncements
(continued)

FSI-1
Semiannual Report
Franklin Strategic Income VIP Fund
This semi annual report for Franklin Strategic Income VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -11.44% total return* for the six-month period ended June 30, 2022.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSI-2
Semiannual Report
1. Source: Morningstar.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Summary Schedule of Investments (SOI).
Franklin Strategic Income VIP Fund
Fund Goal and Main Investments
The Fund seeks a high level of current income, with capital
appreciation over the long term as a secondary goal. Under
normal market conditions, the Fund invests primarily to
predominantly in U.S. and foreign debt securities, including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Bond
prices generally move in the opposite direction of interest
rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher
credit risks associated with certain lower rated securities
held in the portfolio. Floating rate loans and high yield
corporate bonds are rated below investment grade and are
subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing
economy. The risks of foreign securities include currency
fluctuations and political uncertainty. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with their
relatively small size and lesser liquidity. Investing in
derivative securities and the use of foreign currency
techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -10.35% total return for the period under review.
1
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -10.35% total return for
the six months ended June 30, 2022.
1
High inflation amid
supply chain disruptions and increased consumer spending
led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to
the uncertainty surrounding the global economy. The yield
curve flattened notably during the period, reflecting investors’
expectations that short-term interest rates would continue to rise, while the outlook for long-term economic growth was
uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target in March 2022, the first such increase since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
Portfolio Composition
6/30/22
% of Total Net
Assets
Corporate Bonds 42.0%
U.S. Government and Agency Securities 16.5%
Management Investment Companies 8.8%
Asset-Backed Securities 7.6%
Foreign Government and Agency Securities 7.1%
Residential Mortgage-Backed Securities 6.9%
Mortgage-Backed Securities 3.3%
Marketplace Loans 2.9%
Other 2.4%
Short-Term Investments & Other Net Assets 2.5%

Franklin Strategic Income VIP Fund
FSI-3
Semiannual Report
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest-rate increases at future meetings.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -9.14% total return for the
six-month period.
1
The 10-year UST yield (which moves
inversely to price) grew notably, particularly beginning in
March 2022, amid high inflation and the Fed’s tightening
monetary stance. Mortgage-backed securities (MBS), as
measured by the Bloomberg U.S. MBS Index, posted a
-8.78% total return for the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -14.19%
total return, and investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.39% total return.
1
Investment Strategy
We allocate our investments among the various types
of debt available based on our assessment of changing
economic, global market, industry and issuer conditions.
We use a top-down analysis of macroeconomic trends,
combined with a bottom-up fundamental analysis of market
sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example,
we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or
rating. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments.
Manager’s Discussion
The Fund allocated assets across the broad fixed income
markets seeking the best relative value opportunities for
income and capital appreciation.
The portfolio held sizable exposure across corporate credit
sectors and maintained our largest exposure in high-yield
corporate credit, but decreased allocation over the period.
We are cautious on high-yield spreads in the near-term
as the Fed will likely need to take the federal funds rate
into restrictive territory and interest rates, therefore, have significant room to the upside. Longer-term, we remain
constructive on the asset class as we believe high-yield
credit fundamentals entered this turbulent period in solid
shape, with net leverage having essentially healed from
the COVID-19 shock and interest coverage at a record
level. While we expect the default rate to increase from a
record low reached earlier this year, we believe this default cycle will likely be more muted with maturity walls for most issuers having been pushed out substantially over the past
two years as wide-open capital markets sparked a massive
refinancing wave.
The portfolio’s second largest allocation was U.S.
Treasuries, as we increased exposure meaningfully over the
period, followed by investment-grade corporate credit and
senior secured floating-rate loans. The Fed’s increasingly
aggressive policy aimed at combatting persistently high
inflation caused recalibrations of growth expectations fueled by worries that the tightening cycle may end in a recession.
Even though company revenues have continued to grow,
rising input prices, supply chain disruptions, and weaker
consumer demand are putting pressure on margins and
impacting corporate profitability, while geopolitical risk
and COVID-19 related lockdowns in China are adding to
uncertainty.
The portfolio remains allocated to sovereign emerging
market securities (sovereign EM), but significantly reduced
allocation over the period. The tragic events that have taken place in Ukraine since the Russian invasion in late February
2022 have been a key factor in the weakness of sovereign
EM. We still see select sovereign EMs as fundamentally
strong due to increased and improving external balances,
as high commodity prices bring benefits in aggregate to
the asset class. While inflationary factors, particularly food prices, pose a potential risk to government stability in
countries reliant on imports of food staples, decisive action by emerging markets central banks so far, has put them
ahead of the curve—in contrast to most developed market
peers. Better managed debt stocks, with longer durations
and lower foreign-currency exposure underpin our belief that, while the next few months of further tightening in external
financing conditions will not be easy for sovereign EM, it
should not unravel into a systemic crisis for the asset class.

Franklin Strategic Income VIP Fund
FSI-4
Semiannual Report
We increased our allocation to collateralized loan
obligations (CLOs) and we remained allocated to the non-
agency residential mortgage-backed securities (RMBS)
sector, with exposure primarily in the seasoned credit risk
transfer securities. While we believe the U.S. housing
market remains in a solid fundamental position, we have
downgraded our outlook for the sector and decreased
allocation over the quarter. Our outlook downgrade was
driven by our expectations for a deceleration in home
price growth and heavy near-term supply in RMBS. Heavy
issuance and slower prepayments due to higher rates have
put pressure on new issue RMBS spreads and we expect
widening to continue in the near-term.
In our foreign-currency exposure, we closed out many
existing positions with allocation at period-end consisting
of long Dominican peso and short euro, and a small, short
Colombian peso, positions.
Allocation across corporate credit sectors (including high-
yield and investment-grade corporate bonds, senior secured
floating-rate loans and CLOs) detracted from performance.
As the continuing Russia-Ukraine war led to significant
volatility in global financial markets, the emerging market
sector was directly impacted by risk-off sentiment and
outflows, resulting in it being the worst performing fixed
income asset class. Extreme price volatility in our exposure to the region had a material impact on performance.
Allocation to RMBS was a slight contributor to performance.
The Fund utilized derivatives, including credit default swaps, currency forwards and government bond futures, primarily
as a tool for efficient portfolio management and to manage
overall portfolio risk. These derivative transactions may
provide the same, or similar, net long or short exposure to
select currencies, interest rates, countries, duration or credit risks compared to holding securities.
Thank you for your participation in Franklin Strategic Income
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Strategic Income VIP Fund
FSI-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $885.60 $3.44 $1,021.14 $3.69 0.74%

FSI-6
Semiannual Report
FSI P1 P2 P4 08/22
SUPPLEMENT DATED AUGUST 1, 2022
TO THE PROSPECTUS
DATED MAY 1, 2022 OF
FRANKLIN STRATEGIC INCOME VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Prospectus is amended as follows:
I. The portfolio management team under the “Fund Summaries – Portfolio Manager” section on page FSI-S7 of the prospectus is replaced with the following:
Portfolio Managers
Sonal Desai, Ph.D.
Executive Vice President and Director of Advisers and portfolio manager of the Fund since 2018.
Patrick Klein, Ph.D.
Senior Vice President of Advisers and portfolio manager of the Fund since August 2022.
Patricia O’Connor, CFA
Vice President of Advisers and portfolio manager of the Fund since 2016.
Thomas Runkel , CFA
Vice President of Advisers and portfolio manager of the Fund since August 2022.
Benjamin Cryer, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since August 2022.
David Yuen, CFA, FRM
Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.
David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.
II. The portfolio management team under the “Fund Details – Management” section on page FSI-D12 the prospectus is replaced with the following:
Sonal Desai, Ph.D. Executive Vice President and Director of Advisers
Dr. Desai has been a portfolio manager of the Fund since 2018. She joined Franklin Templeton in 2009.
Patrick Klein, Ph.D. Senior Vice President of Advisers
Dr. Klein has been a portfolio manager of the Fund since August 2022. He joined Franklin Templeton in 2005.
Patricia O’Connor, CFA
Ms. O’Connor has been a portfolio manager of the Fund since 2016. She joined Franklin Templeton in 1997.
Thomas Runkel , CFA Vice President of Advisers
Mr. Runkel has been a portfolio manager of the Fund since August 2022. He first joined Franklin Templeton in 1983 and rejoined in 2006.
Benjamin Cryer, CFA Portfolio Manager of Advisers

FSI-7
Semiannual Report
Mr. Cryer has been a portfolio manager of the Fund since August 2022. He joined Franklin Templeton in 2006.
David Yuen, CFA, FRM Portfolio Manager of Advisers
Mr. Yuen has been a portfolio manager of the Fund since 2019. He joined Franklin Templeton in 2000.
The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
CFA
®
and Chartered Financial Analyst
®
are trademarks owned by CFA Institute.
David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.64 $10.76 $10.93 $10.65 $11.15 $11.01
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.36 0.45 0.47 0.45
Net realized and unrealized gains (losses) (1.40) (0.08) 0.01 0.43 (0.65) 0.04
Total from investment operations ........ (1.22) 0.25 0.37 0.88 (0.18) 0.49
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.43) (0.37) (0.54) (0.60) (0.32) (0.35)
Net asset value, end of period .......... $8.99 $10.64 $10.76 $10.93 $10.65 $11.15
Total return
d
....................... (11.44)% 2.28% 3.75% 8.41% (1.65)% 4.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.78% 0.75% 0.71% 0.67% 0.68%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.74% 0.73% 0.68% 0.63% 0.63%
Net investment income ............... 3.68% 3.11% 3.46% 4.09% 4.28% 4.00%
Supplemental data
Net assets, end of period (000’s) ........ $204,710 $248,352 $261,409 $285,437 $302,610 $361,465
Portfolio turnover rate ................ 25.07% 58.28%
g
114.19% 114.89%
g
107.90%
g
108.73%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 25.07% 43.00%
g
73.45% 72.45%
g
40.38%
g
48.11%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.23 $10.36 $10.55 $10.28 $10.76 $10.64
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.33 0.40 0.42 0.40
Net realized and unrealized gains (losses) (1.34) (0.07) —
d
0.42 (0.61) 0.04
Total from investment operations ........ (1.18) 0.22 0.33 0.82 (0.19) 0.44
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.40) (0.35) (0.52) (0.55) (0.29) (0.32)
Net asset value, end of period .......... $8.65 $10.23 $10.36 $10.55 $10.28 $10.76
Total return
e
....................... (11.57)% 2.11% 3.43% 8.05% (1.77)% 4.17%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.03% 1.01% 0.96% 0.92% 0.93%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.99% 0.99% 0.99% 0.93% 0.88% 0.88%
Net investment income ............... 3.44% 2.86% 3.23% 3.84% 4.03% 3.75%
Supplemental data
Net assets, end of period (000’s) ........ $77,204 $89,733 $100,758 $94,928 $89,264 $214,271
Portfolio turnover rate ................ 25.07% 58.28%
h
114.19% 114.89%
h
107.90%
h
108.73%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 25.07% 43.00%
h
73.45% 72.45%
h
40.38%
h
48.11%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021* 2020
a
2019
a
2018
a
2017
a
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.54 $10.66 $10.83 $10.56 $11.04 $10.90
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.32 0.41 0.43 0.40
Net realized and unrealized gains (losses) (1.38) (0.07) 0.01 0.42 (0.64) 0.04
Total from investment operations ........ (1.22) 0.22 0.33 0.83 (0.21) 0.44
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.39) (0.34) (0.50) (0.56) (0.27) (0.30)
Net asset value, end of period .......... $8.93 $10.54 $10.66 $10.83 $10.56 $11.04
Total return
d
....................... (11.64)% 2.06% 3.34% 7.93% (1.88)% 4.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.13% 1.10% 1.06% 1.02% 1.03%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.09% 1.09% 1.09% 1.03% 0.98% 0.98%
Net investment income ............... 3.33% 2.76% 3.12% 3.74% 3.93% 3.65%
Supplemental data
Net assets, end of period (000’s) ........ $42,152 $50,381 $51,709 $54,485 $60,763 $74,013
Portfolio turnover rate ................ 25.07% 58.28%
g
114.19% 114.89%
g
107.90%
g
108.73%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 25.07% 43.00%
g
73.45% 72.45%
g
40.38%
g
48.11%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Strategic Income VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 13,794 $ 292,019
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 4,478 96,277
a
Birch Permian Holdings, Inc. ............................. United States 34,907 746,137
842,414
Media 0.0%
†
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 22,260
a
iHeartMedia , Inc., A .................................... United States 8,384 66,150
a,b
iHeartMedia , Inc., B ................................... United States 142 1,042
89,452
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 431 2,819
a,b,c
Riviera Resources, Inc. ................................. United States 6,620 —
2,819
Total Common Stocks (Cost $2,063,658) .......................................
1,226,704
Management Investment Companies 8.8%
Capital Markets 8.8%
a,d
Franklin Floating Rate Income Fund ....................... United States 3,738,451 28,561,766
a
Total Management Investment Companies (Cost $33,656,917) ....................
28,561,766
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 —
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 —
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 —
—
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 592 5,061
Total Warrants (Cost $–) ......................................................
5,061
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 29,100 13,089
Total Convertible Bonds (Cost $8,003) .........................................
13,089
Corporate Bonds 42.0%
Aerospace & Defense 0.5%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 700,000 672,506

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 900,000 $ 870,327
1,542,833
Air Freight & Logistics 0.2%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 281,224
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 545,385
826,609
Airlines 0.6%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 514,302
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,069,872
g
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 300,000 EUR 224,096
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 88,472
1,896,742
Auto Components 1.1%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 745,524
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 240,966
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,000,000 862,556
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 443,850
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 663,654
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 759,813
3,716,363
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,200,000 871,692
Banks 2.9%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 238,572
g
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/08/25, FRN
thereafter , 6/09/26 ................................... France 500,000 462,275
g
China Construction Bank Corp. , Sub. Bond , Reg S, 4.25% to
2/26/24, FRN thereafter , 2/27/29 ........................ China 800,000 805,366
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 676,662
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 243,439
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 886,725
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 213,000 200,214
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,172,491
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 852,608
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 700,000 693,774
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 900,000 893,916
g
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................... France 800,000 639,632
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 300,000 258,432
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 390,600

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. , Senior Note , 1.654% to 6/01/23, FRN thereafter ,
6/02/24 ........................................... United States 900,000 $ 879,437
9,294,143
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 750,670
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 818,365
1,569,035
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 644,520
Building Products 0.4%
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 445,026
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 428,880
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 158,117
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 147,910
1,179,933
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 400,000 306,129
Senior Note, 0.673% to 3/07/23, FRN thereafter, 3/08/24 ...... United States 900,000 879,590
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 296,381
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 809,000 766,557
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 900,000 897,250
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 958,800
4,104,707
Chemicals 2.8%
g
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 800,000 720,608
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 141,103 140,538
g
ASP Unifrax Holdings, Inc. , Senior Note , 144A, 7.5% , 9/30/29 .... United States 200,000 139,195
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 697,360
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 700,000 598,913
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 813,728
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 564,087
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 268,652
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 661,332
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 400,000 371,556
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 674,713
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 277,028
g
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 605,394
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 .........
South Africa 900,000 816,665
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 802,785
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 800,000 565,076
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 179,559

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 $ 85,438
8,982,627
Commercial Services & Supplies 0.6%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 310,358
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 826,870
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 818,855
1,956,083
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 1,374,000 1,017,677
Construction & Engineering 0.2%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 255,018
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 433,341
688,359
Construction Materials 0.1%
g
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 500,000 376,368
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 395,428
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 249,006
644,434
Containers & Packaging 0.8%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 300,000 214,730
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 375,000 371,736
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 70,095
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 425,727
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 514,218
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 709,000 704,845
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 123,988
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 339,527
2,764,866
Diversified Consumer Services 0.2%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 748,632
Diversified Financial Services 0.4%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 613,746
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,000,000 830,705
1,444,451
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 640,490
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 161,722
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 600,934

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 1,000,000 $ 813,085
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 270,531
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 522,870
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 128,199
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 329,738
3,467,569
Electric Utilities 1.6%
g
CGNPC International Ltd. , Senior Bond , Reg S, 3.75% , 12/11/27 .. China 300,000 293,527
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 337,549
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,248,815
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 348,468
g
State Grid Overseas Investment BVI Ltd. , Senior Bond , 144A, 3.5% ,
5/04/27 ........................................... China 1,651,000 1,635,807
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 98,211
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 923,522
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 453,289
5,339,188
Electrical Equipment 0.5%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 850,290
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 732,114
1,582,404
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 760,104
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 762,394
1,522,498
Energy Equipment & Services 0.6%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 400,000 355,310
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 200,000 190,251
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 378,344
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 51,000 51,455
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 1,200,000 998,084
1,973,444
Entertainment 0.5%
g
Magallanes, Inc. , Senior Note , 144A, 4.054% , 3/15/29 .......... United States 300,000 275,010
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 289,839
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 980,210
1,545,059
Equity Real Estate Investment Trusts (REITs) 1.2%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 393,385
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 432,510

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 $ 334,622
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 300,000 237,337
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 800,000 691,251
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 1,400,000 1,234,251
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 300,000 258,605
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 343,749
3,925,710
Food Products 0.4%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 162,471
g
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 100,000 99,832
g
JBS Finance Luxembourg SARL ,
Senior Bond, 144A, 3.625%, 1/15/32 ..................... United States 400,000 324,090
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 610,534
1,196,927
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 224,204
Health Care Equipment & Supplies 0.1%
g
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 500,000 412,210
Health Care Providers & Services 1.6%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 280,971
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 83,673
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 187,087
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 510,549
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 159,532
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 518,328
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 594,366
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 400,000 320,726
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 626,418
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 124,337
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 85,361
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 500,000 404,568
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 330,000 315,373
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 171,556
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 800,000 740,448
5,123,293
Hotels, Restaurants & Leisure 1.3%
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 423,170
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 654,262
g
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 600,000 387,000
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 158,619
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 600,000 472,695
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 247,905

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 400,000 $ 278,159
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 500,000 356,740
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 169,210
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 621,414
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 700,000 433,149
4,202,323
Household Durables 0.4%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 453,289
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 810,000 723,600
1,176,889
Household Products 0.4%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 700,000 563,035
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 249,940
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 500,000 403,700
1,216,675
Independent Power and Renewable Electricity Producers 1.7%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 349,074
g
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 485,871
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 566,471
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 746,300
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 250,902
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,060,576
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 799,950
g,h
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,281,898
5,541,042
Insurance 0.2%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 779,634
Interactive Media & Services 0.6%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 2,100,000 1,759,676
g
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 400,000 336,504
2,096,180
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 .........
China 400,000 346,025
JD.com, Inc. , Senior Bond , 3.375% , 1/14/30 .................
China 1,200,000 1,097,480
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 600,000 473,670
1,917,175
IT Services 1.1%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 745,956
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 644,000
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 173,618

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 $ 792,107
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,104,138
3,459,819
Machinery 0.2%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 400,000 334,586
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 397,513
732,099
Marine 0.4%
g
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,210,752
Media 1.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,042,464
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 292,058
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 216,609
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 254,092
g
Diamond Sports Group LLC / Diamond Sports Finance Co. , Secured
Note , 144A, 5.375% , 8/15/26 ........................... United States 600,000 150,750
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 600,000 513,783
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 600,000 445,371
g
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 800,000 635,600
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 521,127
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 900,000 848,700
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 84,016
5,004,570
Metals & Mining 0.3%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 556,211
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 480,260
1,036,471
Multiline Retail 0.3%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,021,044 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 501,953 —
g
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 500,000 418,585
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 500,000 420,400
838,985
Oil, Gas & Consumable Fuels 5.1%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 137,726
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 169,147
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 395,293
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 277,000 285,379

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 $ 1,311,518
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 269,517
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 420,260
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 859,739
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 180,442
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 964,466
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 91,902
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 96,659
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 604,625
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 176,010
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 175,978
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 763,504
g
Lundin Energy Finance BV , Senior Bond , 144A, 3.1% , 7/15/31 ... Netherlands 900,000 745,507
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 1,394,630 1,378,697
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,253,569
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 700,000 804,991
Senior Bond, 6.125%, 1/01/31 .......................... United States 600,000 609,372
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 513,710
Senior Bond, 6.2%, 3/15/40 ............................ United States 800,000 789,656
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,535,012
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 477,577
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 991,463
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 257,249
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 263,235
16,522,203
Paper & Forest Products 0.3%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 280,422
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 567,147
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 302,068
1,149,637
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 512,000
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 400,000 332,332
844,332
Pharmaceuticals 1.1%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 154,410
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 100,000 85,179
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 1,000,000 784,620
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 866,620

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 $ 259,941
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 500,000 444,362
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 370,106
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 743,697
3,708,935
Real Estate Management & Development 0.8%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 722,645
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,000,000 548,000
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 200,000 168,026
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 1,000,000 839,565
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 181,633
2,459,869
Road & Rail 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 484,082
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 300,000 240,490
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 800,000 728,560
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 420,215
1,873,347
Software 0.4%
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 500,000 407,865
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 797,136
1,205,001
Specialty Retail 0.7%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 188,353
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 500,000 427,100
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 700,000 596,096
g
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 600,000 397,206
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 1,200,000 779,973
2,388,728
Technology Hardware, Storage & Peripherals 0.0%
†
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 165,925
Thrifts & Mortgage Finance 0.3%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 848,296
Tobacco 0.3%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,019,035
Trading Companies & Distributors 0.6%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 892,386
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 914,791
1,807,177

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Transportation Infrastructure 0.0%
†
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 193,333 $ 114,367
Wireless Telecommunication Services 0.7%
g
America Movil SAB de CV , Senior Bond , 144A, 5.375% , 4/04/32 .. Mexico 700,000 622,751
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,686 14,435
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 500,000 365,177
Senior Secured Note, 3.875%, 4/15/30 ................... United States 1,300,000 1,214,452
2,216,815
Total Corporate Bonds (Cost $162,722,881) .....................................
136,118,861
i
Senior Floating Rate Interests 0.7%
Aerospace & Defense 0.1%
j
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 5.166%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 243,980 225,681
2020 Term Loan, B2, 5.166%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 131,172 121,334
347,015
a a a a a a
Diversified Consumer Services 0.1%
j
KUEHG Corp. , Term Loan, B3 , 5.077% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 468,999 438,179
j
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 5.166% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 190,409 178,866
Motion Acquisition Ltd. ,
Term Loan, B1, 5.5%, (3-month USD LIBOR + 3.25%), 11/12/26 . United Kingdom 346,603 321,184
Term Loan, B2, 5.5%, (3-month USD LIBOR + 3.25%), 11/12/26 . United Kingdom 49,412 45,789
545,839
a a a a a a
j
Media 0.3%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 741,808 671,337
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 4.739% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 129,663 112,061
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9.181%, (1-month SOFR + 8%),
5/25/26 ........................................... United States 189,240 188,845
Second Lien, CME Term Loan, 4.431%, (1-month SOFR + 3.25%),
8/24/26 ........................................... United States 442,649 107,710
1,079,953
a a a a a a
Total Senior Floating Rate Interests (Cost $2,870,220) ...........................
2,410,986
k
Marketplace Loans 2.9%
b
Diversified Financial Services 2.9%
a a a a a a
Total Marketplace Loans (Cost $9,694,332) .....................................
9,237,918

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 7.1%
g
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
l
1,400,000 $ 1,205,971
g
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
l
1,200,000 1,096,536
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ........
Brazil 1,000,000 839,281
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,240,387
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,261,813
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,700,000 1,142,484
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 767,045
g
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.85%, 1/27/45 ...................... Dominican
Republic 700,000 555,520
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 81,500,000 DOP 1,483,306
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 400,000 371,360
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 400,000 304,000
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/28/23,
FRN thereafter , Perpetual ............................. France 2,425,000 2,297,141
g
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 1,655,000 1,581,303
g
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 400,000 296,916
g
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 1,400,000 1,316,161
g
Indonesia Government Bond ,
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 899,929
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 1,200,000 1,178,912
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 300,000 272,775
g
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 487,500 439,386
g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,000,000 963,743
Mexico Government Bond , Senior Bond , 3.75% , 1/11/28 ........
Mexico 500,000 479,862
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 869,677
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 440,581
Turkey Government Bond ,
Senior Bond, 4.875%, 10/09/26 ......................... Turkey 800,000 643,050
Senior Bond, 5.95%, 1/15/31 ........................... Turkey 1,600,000 1,165,832
Total Foreign Government and Agency Securities (Cost $27,817,994) ..............
23,112,971
U.S. Government and Agency Securities 16.5%
U.S. Treasury Bonds ,
3%, 11/15/44 ....................................... United States 2,000,000 1,855,234
3%, 2/15/47 ........................................ United States 1,800,000 1,682,227
3%, 2/15/48 ........................................ United States 1,800,000 1,696,781
U.S. Treasury Notes ,
1.5%, 9/15/22 ...................................... United States 3,600,000 3,598,790
1.625%, 11/15/22 .................................... United States 2,700,000 2,693,089
1.75%, 1/31/23 ..................................... United States 2,700,000 2,687,105
2.75%, 5/31/23 ..................................... United States 1,000,000 998,717
2.75%, 2/15/24 ..................................... United States 3,700,000 3,688,148
2.625%, 3/31/25 ..................................... United States 7,000,000 6,930,273
2.875%, 4/30/25 ..................................... United States 9,100,000 9,063,031
m
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,446,200
2.125%, 5/31/26 ..................................... United States 4,600,000 4,445,020
2.25%, 2/15/27 ..................................... United States 1,400,000 1,350,180

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-23
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
1.125%, 2/28/27 ..................................... United States 5,500,000 $ 5,040,020
2.375%, 5/15/27 ..................................... United States 4,400,000 4,260,437
Total U.S. Government and Agency Securities (Cost $55,588,059) .................
53,435,252
Asset-Backed Securities 7.6%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 83,000 78,942
Consumer Finance 0.5%
j
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 1.53% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 . .................. United States 1,494,000 1,494,300
Diversified Financial Services 7.1%
g,j
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 2.713% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 1,455,000 1,399,834
g,j
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 3.213% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 700,000 681,582
g,j
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 4.336% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 1,000,000 898,464
g,j
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 600,000 EUR 586,349
g,j
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 2.563% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 460,000 444,132
g,j
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.944% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 . ........ United States 300,000 269,190
g,j
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
3.244% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 1,213,000 1,172,837
g,j
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 2.494% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 . ......................... United States 1,500,000 1,392,218
g,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 16.822%, 1/15/45 ................ United States 201,480 194,541
2019-52, PT, 144A, FRN, 16.896%, 1/15/45 ................ United States 226,821 220,179
2019-S8, PT, 144A, FRN, 10.479%, 1/15/45 ................ United States 131,922 125,929
2020-2, PT, 144A, FRN, 16.314%, 3/15/45 ................. United States 209,561 202,651
2020-7, PT, 144A, FRN, 16.381%, 4/17/45 ................. United States 121,704 116,011
g,j
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.894% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 . ......................... United States 300,000 271,738
g,j
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 2.084% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 2,400,000 2,322,059
g,j
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.994% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 . ......................... United States 250,000 236,913
g,j
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 3.211% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 . .......................... United States 400,000 377,131
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,246,879 1,123,356
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 460,707 418,752
g,j
LCM 26 Ltd. , 26A , B , 144A, FRN , 2.463% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 . ..................................... United States 250,000 239,343
g,j
LCM XVII LP ,
17A, BRR, 144A, FRN, 2.644%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 328,144
17A, CRR, 144A, FRN, 3.144%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 305,506
g,j
LCM XVIII LP , 18A , DR , 144A, FRN , 3.863% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 . .................................... United States 770,000 696,120
g,j
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 . .................... Ireland 400,000 EUR 395,093

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,j
Madison Park Funding LVII Ltd. , 2018-1A , C , 144A, FRN , 3.144% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 . .................. United States 1,408,860 $ 1,344,752
g,j
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 2.444% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 . .......................... United States 1,500,000 1,415,490
g,j
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 2.144% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 591,108 582,674
g,j
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
2.984% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 250,000 241,034
g,j
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
2.014% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 500,000 491,342
g,j
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
4.034% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 . ........... United States 400,000 361,373
g,j
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
4.013% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 . ........... United States 1,000,000 907,970
g,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 17.886%, 3/15/26 ................ United States 126,597 126,947
2020-PT2, A, 144A, FRN, 16.518%, 4/15/26 ................ United States 142,049 138,125
2020-PT3, A, 144A, FRN, 17.031%, 5/15/26 ................ United States 37,685 36,285
g,j
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 3.244% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 1,300,000 1,264,176
g,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.456% , 2/15/26 . ................................... United States 111,484 112,009
g,j
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 3.034%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 736,520
2014-1A, CR2, 144A, FRN, 3.844%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 1,000,000 888,418
23,065,187
a a a a a a
Total Asset-Backed Securities (Cost $26,060,175) ...............................
24,638,429
Commercial Mortgage-Backed Securities 0.5%
Diversified Financial Services 0.5%
g,j
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 2.024%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 250,000 241,497
2021-VOLT, B, 144A, FRN, 2.274%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 376,668
2022-LP2, A, 144A, FRN, 2.347%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 887,134 853,482
n
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 186,216 149,066
1,620,713
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,712,949) .................
1,620,713
Mortgage-Backed Securities 3.3%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,649 4,592
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 81,517 84,318
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 65,470 68,992
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 60,427 64,649
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 7,990 8,483
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,016 1,083
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 129 139

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,804,535 $ 2,770,584
2,998,248
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 28,729 28,786
Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 11 11
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 18,695 19,302
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 2,075,219 1,948,955
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 669,020 671,252
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,440,432 1,466,140
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 55,910 60,037
p
FNMA, Single-family, 30 Year, 3.5%, 7/25/52 ................. United States 3,300,000 3,174,445
7,340,142
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 88,479 93,289
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 9,998 10,040
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 813 872
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,767 1,753
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 24,752 26,332
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 36,736 40,223
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 15,751 16,931
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 4,588 4,851
194,291
Total Mortgage-Backed Securities (Cost $10,698,299) ............................
10,566,059
Municipal Bonds 0.8%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 210,000 183,573
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ...................
United States 695,000 700,069
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 345,000 300,727
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 535,000 481,509
New York State Dormitory Authority , State University of New York
Dormitory Facilities , Revenue , 2019 B , Refunding , 3.142% ,
7/01/43 ........................................... United States 305,000 258,280
739,789
Ohio 0.0%
†
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 190,000 157,365
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 535,000 433,887

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.1%
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 190,000 $ 161,305
Total Municipal Bonds (Cost $2,998,361) .......................................
2,676,715
Residential Mortgage-Backed Securities 6.9%
Diversified Financial Services 2.3%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 177,298 176,226
n
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 429,587 415,718
g,n
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 106,423 105,226
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 224,424 220,428
g,n
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 420,644 416,001
g,n
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,427,719 1,306,143
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 447,423 409,011
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 809,882 740,352
g,n
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.495% ,
4/25/66 ........................................... United States 743,469 723,170
g,n
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 295,146 268,505
n
Provident Funding Associates LLP , 2021-J1 , A3 , FRN , 2.5% , 2/20/49 United States 926,050 842,461
g,n
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 167,788 151,756
g,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,757,286 1,599,419
7,374,416
a a a a a a
Thrifts & Mortgage Finance 4.6%
j
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 5.874%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 813,900 819,581
2014-DN2, M3, FRN, 5.224%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,084,003 1,094,868
2014-DN3, M3, FRN, 5.624%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 38,743 39,057
2014-DN4, M3, FRN, 6.174%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 234,746 237,690
2015-DNA1, M3, FRN, 4.924%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 55,182 55,694
2015-DNA3, M3, FRN, 6.324%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 816,386 841,723
2016-DNA2, M3, FRN, 6.274%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 696,201 717,922
j
FNMA ,
2013-C01, M2, FRN, 6.874%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 96,096 98,807
2014-C01, M2, FRN, 6.024%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 167,709 171,609
2014-C02, 1M2, FRN, 4.224%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 531,447 529,754
2014-C02, 2M2, FRN, 4.224%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 174,746 174,841
2014-C03, 1M2, FRN, 4.624%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,054,495 1,051,288
2014-C03, 2M2, FRN, 4.524%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 28,405 28,454

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
j
FNMA, (continued)
2015-C01, 1M2, FRN, 5.924%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 199,868 $ 202,121
2015-C02, 1M2, FRN, 5.624%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 521,812 524,977
2015-C03, 1M2, FRN, 6.624%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 743,004 752,426
2016-C01, 1M2, FRN, 8.374%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 129,065 135,679
2016-C02, 1M2, FRN, 7.624%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 776,872 807,731
2016-C03, 1M2, FRN, 6.924%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 667,410 688,982
2016-C05, 2M2, FRN, 6.074%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 672,609 701,252
2016-C06, 1M2, FRN, 5.874%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 220,982 228,677
2016-C07, 2M2, FRN, 5.974%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 537,944 556,694
2017-C01, 1M2, FRN, 5.174%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 986,995 1,008,851
2017-C04, 2M2, FRN, 4.474%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 461,054 462,678
j
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 4.624%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,754,524 1,771,583
2017-C05, 1M2, FRN, 3.824%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,201,944 1,208,203
14,911,142
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $23,836,105) .................
22,285,558
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
a
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 3,645
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
Total Escrows and Litigation Trusts (Cost $243,000) .............................
3,645
Total Long Term Investments (Cost $359,970,953) ...............................
315,913,727
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-28
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 6,773,466 $ 6,773,466
Total Money Market Funds (Cost $6,773,466) ...................................
6,773,466
Total Short Term Investments (Cost $6,773,466 ) .................................
6,773,466
a
Total Investments (Cost $366,744,419) 99.6% ...................................
$322,687,193
Other Assets, less Liabilities 0.4% .............................................
1,378,464
Net Assets 100.0% ...........................................................
$324,065,657
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $135,327,171, representing 41.8% of net assets.
h
See Note 7 regarding credit risk and defaulted securities.
i
See Note 1(g) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 1(h) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security is adjusted for inflation. See Note 1(j).
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
q
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Strategic Income VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-29
At June 30, 2022, the Fund had the following marketplace loans outstanding. See Note 1(e).
Description
Principal
Amount Value
Marketplace Loans - 2.9%
Freedom Financial Asset Management LLC
APP-10147734.FP.FTS.B, 19.99%, 8/12/23 $ 16,000 $ –
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 7,047 7,134
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 5,873 5,947
APP-12212149.FP.FTS.B, 18.99%, 1/22/24 5,069 5,084
APP-11814690.FP.FTS.B, 5.99%, 2/03/24 . 8,019 8,123
APP-12232118.FP.FTS.B, 5.99%, 3/05/24 . 6,905 6,999
APP-11925836.FP.FTS.B, 5.99%, 3/12/24 . 6,324 6,419
APP-12933568.FP.FTS.B, 5.99%, 4/01/24 . 7,149 7,251
APP-14154619.FP.FTS.B, 5.99%, 6/07/24 . 10,572 10,752
APP-14139528.FP.FTS.B, 5.99%, 6/10/24 . 9,717 9,918
APP-14479194.FP.FTS.B, 16.99%, 7/11/24 17,500 17,812
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 8,666 4,650
APP-10844146.FP.FTS.B, 23.99%,
10/18/24 .......................... 7,917 7,826
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 18,570 18,789
APP-11766036.FP.FTS.B, 23.74%, 12/18/24 21,840 21,682
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 10,649 10,653
APP-11733551.FP.FTS.B, 9.74%, 12/20/24 13,456 13,629
APP-11765697.FP.FTS.B, 16.99%, 12/24/24 9,439 9,490
APP-12220276.FP.FTS.B, 17.49%, 1/17/25 13,092 13,068
APP-11798383.FP.FTS.B, 19.99%, 2/01/25 9,248 9,230
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 16,307 16,540
APP-11765858.FP.FTS.B, 19.49%, 2/06/25 14,851 14,786
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 15,073 15,292
APP-11818700.FP.FTS.B, 17.74%, 2/08/25 18,789 18,660
APP-11817363.FP.FTS.B, 25.49%, 2/11/25 9,103 9,037
APP-11948847.FP.FTS.B, 11.74%, 3/08/25 28,305 28,686
APP-12139795.FP.FTS.B, 9.74%, 3/10/25 . 11,989 12,234
APP-14135500.FP.FTS.B, 14.49%, 4/25/25 23,329 23,657
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 36,116 36,707
APP-13660633.FP.FTS.B, 25.49%, 5/13/25 9,621 9,670
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 8,706 8,842
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 30,500 31,076
APP-14886680.FP.FTS.B, 15.24%, 6/07/25 30,000 30,729
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 31,125 31,725
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 29,379 29,960
APP-14959147.FP.FTS.B, 17.99%, 7/21/25 15,600 15,856
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 14,527 14,590
APP-11765263.FP.FTS.B, 19.49%, 12/24/25 10,953 11,035
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 36,660 37,247
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 18,471 18,722
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 17,461 17,753
APP-11804417.FP.FTS.B, 18.49%, 2/12/26 8,675 8,782
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 12,227 12,379
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 23,315 23,582
APP-12271080.FP.FTS.B, 12.49%, 3/10/26 16,081 16,342
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 14,621 14,746
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 21,548 21,955
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 20,559 20,719
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 22,187 22,626
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 35,700 36,416
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 20,000 20,304
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 29,000 29,701
APP-14985540.FP.FTS.B, 16.74%, 7/24/26 50,000 51,173
APP-10854367.FP.FTS.B, 20.49%,
10/17/26 .......................... 19,615 2,149
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10567981.FP.FTS.B, 9.99%, 10/30/26 $ 25,638 $ 26,039
APP-10571729.FP.FTS.B, 19.99%, 11/03/26 14,500 –
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 38,436 38,775
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 42,843 43,416
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 22,661 22,699
APP-11757515.FP.FTS.B, 17.49%, 12/24/26 18,963 3,906
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 46,184 46,885
APP-11813151.FP.FTS.B, 20.99%, 12/30/26 11,997 12,027
APP-11822469.FP.FTS.B, 22.49%, 12/30/26 10,510 10,581
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 46,989 47,126
APP-12016647.FP.FTS.B, 16.99%, 1/25/27 18,697 18,795
APP-11764848.FP.FTS.B, 16.49%, 2/05/27 13,539 13,714
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 19,036 19,012
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 17,482 17,356
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 32,866 33,386
APP-11801122.FP.FTS.B, 16.49%, 2/10/27 19,203 9,906
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 9,539 9,599
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 18,732 19,011
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 25,521 25,375
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 28,615 29,085
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 41,065 41,814
APP-12119709.FP.FTS.B, 18.24%, 3/13/27 33,215 33,430
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 19,354 19,457
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 20,104 20,445
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 15,230 15,510
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 14,591 14,755
APP-13662336.FP.FTS.B, 26.49%, 4/03/27 7,500 2,764
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 36,281 18,640
APP-13705025.FP.FTS.B, 10.84%, 5/14/27 29,249 29,741
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 19,622 19,785
APP-13696381.FP.FTS.B, 26.49%, 5/14/27 8,859 8,926
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 48,982 49,763
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 42,779 43,583
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 36,080 36,748
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 29,547 29,916
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 15,331 15,537
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 17,034 17,325
APP-13699606.FP.FTS.B, 20.49%, 5/26/27 6,118 6,131
APP-13694837.FP.FTS.B, 14.34%, 5/27/27 45,195 46,165
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 16,500 16,744
APP-14831064.FP.FTS.B, 11.74%, 6/04/27 40,000 40,633
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 13,271 13,492
APP-14861817.FP.FTS.B, 11.99%, 6/05/27 20,000 20,314
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 35,782 36,491
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 39,720 40,511
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 19,911 20,309
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 13,289 13,557
APP-13060373.FP.FTS.B, 11.34%, 6/19/27 22,619 23,096
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 39,683 40,520
APP-14162827.FP.FTS.B, 15.49%, 6/19/27 17,413 17,785
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 16,700 17,055
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 11,000 11,190
APP-14837945.FP.FTS.B, 18.49%, 7/10/27 25,000 25,353
APP-14926519.FP.FTS.B, 9.74%, 7/11/27 . 35,000 35,630
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 29,201 29,741
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 20,000 20,386

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 $ 10,500 $ 10,707
APP-14975198.FP.FTS.B, 9.24%, 7/16/27 . 30,255 30,837
APP-14939586.FP.FTS.B, 14.24%, 7/22/27 15,917 16,330
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 30,000 30,598
APP-14959631.FP.FTS.B, 17.74%, 7/22/27 50,000 51,123
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 49,817 50,801
2,438,465
LendingClub Corp. - LCX
159222008.LC.FTS.B, 14.3%, 9/26/22 ... 804 813
159930422.LC.FTS.B, 16.12%, 11/14/22 .. 3,117 304
161884359.LC.FTS.B, 16.12%, 11/14/22 .. 1,177 1,171
162701954.LC.FTS.B, 10.33%, 12/03/22 .. 720 713
163168705.LC.FTS.B, 17.74%, 12/13/22 .. 15,022 2,812
165475303.LC.FTS.B, 8.19%, 1/24/23 ... 1,135 1,127
165393871.LC.FTS.B, 11.02%, 1/24/23 ... 3,536 3,501
165581669.LC.FTS.B, 7.56%, 1/27/23 ... 3,131 3,048
165690410.LC.FTS.B, 15.24%, 1/28/23 ... 1,158 1,151
165696133.LC.FTS.B, 17.74%, 1/28/23 ... 2,750 2,692
166043155.LC.FTS.B, 14.3%, 2/03/23 ... 1,276 1,255
166275848.LC.FTS.B, 14.3%, 2/07/23 ... 7,813 7,702
166294895.LC.FTS.B, 20.55%, 2/10/23 ... 1,683 1,657
166308005.LC.FTS.B, 20.55%, 2/10/23 ... 2,236 2,191
166918483.LC.FTS.B, 15.24%, 2/18/23 ... 4,348 4,110
166957411.LC.FTS.B, 15.24%, 2/19/23 ... 430 405
166662631.LC.FTS.B, 20.55%, 2/21/23 ... 1,666 1,664
167087907.LC.FTS.B, 18.62%, 2/28/23 ... 5,837 5,780
167225770.LC.FTS.B, 25.65%, 2/28/23 ... 1,460 1,459
167497337.LC.FTS.B, 10.33%, 3/03/23 ... 5,332 4,207
167701933.LC.FTS.B, 10.33%, 3/03/23 ... 3,635 3,559
168221172.LC.FTS.B, 8.81%, 3/12/23 .... 2,344 2,266
158759739.LC.FTS.B, 16.12%, 9/17/24 ... 13,048 12,538
161777786.LC.FTS.B, 8.19%, 11/21/24 ... 15,027 12,267
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 11,690 11,124
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 19,164 18,193
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 7,197 6,843
165199936.LC.FTS.B, 18.62%, 2/03/25 ... 20,928 19,706
165954765.LC.FTS.B, 20.55%, 2/03/25 ... 8,493 8,076
166979816.LC.FTS.B, 15.24%, 2/24/25 ... 9,573 9,070
167431383.LC.FTS.B, 13.08%, 2/27/25 ... 1,172 1,135
167106425.LC.FTS.B, 18.62%, 2/28/25 ... 5,871 5,605
158,144
LendingClub Corp. - LCX PM
171026131.LC.FTS.B, 14.02%, 10/08/23 .. 10,918 10,609
171023265.LC.FTS.B, 17.3%, 10/08/23 ... 2,893 2,774
171077226.LC.FTS.B, 10.19%, 10/13/23 .. 1,197 1,139
172927033.LC.FTS.B, 10.81%, 12/24/23 .. 4,322 4,200
173276655.LC.FTS.B, 18.24%, 12/24/23 .. 2,837 2,762
174324177.LC.FTS.B, 14.99%, 2/03/24 ... 3,050 2,994
173602157.LC.FTS.B, 16.99%, 2/03/24 ... 4,937 4,838
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 11,258 10,908
170676409.LC.FTS.B, 17.3%, 10/13/25 ... 9,076 8,678
171176757.LC.FTS.B, 18.24%, 10/13/25 .. 7,696 7,382
174285582.LC.FTS.B, 15.99%, 2/03/26 ... 16,110 15,253
174350163.LC.FTS.B, 18.44%, 2/03/26 ... 10,700 10,442
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 8,234 8,015
89,994
Description
Principal
Amount Value
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... $ 3,833 $ 3,688
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 1,627 1,385
1620408.PS.FTS.B, 12.5%, 8/24/24 ..... 26,436 25,619
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 8,159 7,909
1628458.PS.FTS.B, 18.5%, 9/22/24 ..... 3,993 3,859
1627820.PS.FTS.B, 12.15%, 9/28/24 .... 4,038 3,921
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 16,195 15,726
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 8,103 7,869
1631458.PS.FTS.B, 14.19%, 9/28/24 .... 1,948 1,927
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 1,634 1,576
1628909.PS.FTS.B, 17.96%, 9/29/24 .... 6,157 6,042
1639785.PS.FTS.B, 13.1%, 9/30/24 ..... 8,098 7,815
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 4,914 4,751
1647438.PS.FTS.B, 19.71%, 10/13/24 ... 17,863 2,483
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 5,808 5,706
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 10,811 10,629
1645598.PS.FTS.B, 16.2%, 10/31/24 .... 6,472 6,265
1651234.PS.FTS.B, 13.7%, 11/01/24 .... 3,235 3,094
1654279.PS.FTS.B, 12.4%, 11/05/24 .... 7,498 7,256
1661070.PS.FTS.B, 13.36%, 11/05/24 .... 3,340 3,232
1660959.PS.FTS.B, 14%, 11/05/24 ...... 1,115 1,077
1660953.PS.FTS.B, 14.09%, 11/05/24 .... 12,550 12,015
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 8,345 7,988
1653314.PS.FTS.B, 13.2%, 11/09/24 .... 2,504 2,426
1666848.PS.FTS.B, 10.8%, 11/10/24 .... 7,034 6,870
1650962.PS.FTS.B, 13.81%, 11/29/24 .... 8,683 8,531
1686771.PS.FTS.B, 12%, 12/16/24 ...... 5,571 5,417
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 3,635 3,548
1680232.PS.FTS.B, 15.5%, 12/16/24 .... 17,269 16,635
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 6,238 5,998
1687101.PS.FTS.B, 17.28%, 12/16/24 ... 21,668 20,833
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 6,937 6,670
1686723.PS.FTS.B, 18.4%, 12/16/24 .... 1,735 1,668
1673696.PS.FTS.B, 24.3%, 12/16/24 .... 6,152 5,914
1688400.PS.FTS.B, 15.4%, 12/20/24 .... 1,727 1,666
1681375.PS.FTS.B, 16.02%, 12/20/24 ... 1,729 1,666
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 7,741 7,539
1677551.PS.FTS.B, 18.09%, 12/22/24 ... 1,736 1,675
1694566.PS.FTS.B, 10.67%, 1/13/25 .... 9,078 9,036
1701345.PS.FTS.B, 11.4%, 1/13/25 ..... 9,059 4,758
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 4,429 4,272
1701777.PS.FTS.B, 15.1%, 1/13/25 ..... 6,202 5,984
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 1,775 1,712
1694578.PS.FTS.B, 19.83%, 1/13/25 .... 4,019 3,876
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 4,431 4,276
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 8,821 8,593
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 1,792 1,727
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 12,506 12,048
1689941.PS.FTS.B, 19.2%, 1/28/25 ..... 13,823 13,322
1692122.PS.FTS.B, 13%, 2/01/25 ....... 28,101 27,499
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... 10,415 10,182
1721022.PS.FTS.B, 14.39%, 2/15/25 .... 3,371 780
1721001.PS.FTS.B, 18.6%, 2/15/25 ..... 8,228 7,934
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 7,308 7,080
1720980.PS.FTS.B, 19.56%, 2/15/25 .... 5,944 5,731
1721616.PS.FTS.B, 19.83%, 2/15/25 .... 7,318 7,089
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 4,575 4,411
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 1,831 1,765

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1722672.PS.FTS.B, 10.5%, 2/16/25 ..... $ 5,419 $ 5,300
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 18,188 17,632
1722186.PS.FTS.B, 24.4%, 2/16/25 ..... 7,820 7,527
1724151.PS.FTS.B, 14.41%, 2/22/25 .... 3,633 3,558
1718530.PS.FTS.B, 24.4%, 2/22/25 ..... 3,680 3,556
1721323.PS.FTS.B, 16.4%, 2/24/25 ..... 6,375 6,199
1710260.PS.FTS.B, 22.6%, 2/28/25 ..... 1,862 1,800
1749430.PS.FTS.B, 23.59%, 4/05/25 .... 7,688 7,485
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 4,768 4,690
1750207.PS.FTS.B, 24.4%, 4/06/25 ..... 2,884 2,786
1744403.PS.FTS.B, 13.9%, 4/07/25 ..... 8,115 7,924
1754061.PS.FTS.B, 16%, 4/07/25 ....... 6,693 6,535
1754544.PS.FTS.B, 16.1%, 4/08/25 ..... 9,562 9,340
1752367.PS.FTS.B, 18.09%, 4/11/25 .... 2,871 2,792
1752829.PS.FTS.B, 18.09%, 4/11/25 .... 1,915 1,862
1754218.PS.FTS.B, 22.6%, 4/12/25 ..... 1,921 1,879
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... 9,578 9,381
1759842.PS.FTS.B, 22.9%, 4/15/25 ..... 4,323 4,201
1606280.PS.FTS.B, 14.7%, 7/17/25 ..... 1,628 987
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 6,589 6,292
1605953.PS.FTS.B, 14.7%, 8/17/26 ..... 21,991 21,001
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 17,813 17,006
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 9,266 8,897
1611667.PS.FTS.B, 12.6%, 8/20/26 ..... 5,679 5,492
1608710.PS.FTS.B, 15.5%, 8/23/26 ..... 5,307 5,083
1620345.PS.FTS.B, 13.2%, 8/24/26 ..... 10,067 9,745
1620426.PS.FTS.B, 20%, 8/24/26 ....... 18,773 17,950
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 5,705 5,524
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 6,117 5,926
1622940.PS.FTS.B, 13.7%, 8/30/26 ..... 10,675 10,289
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 16,805 16,277
1625048.PS.FTS.B, 16.18%, 9/22/26 .... 6,357 6,272
1632445.PS.FTS.B, 15.18%, 9/29/26 .... 13,492 13,270
1644830.PS.FTS.B, 10.5%, 10/26/26 .... 3,807 3,777
1648285.PS.FTS.B, 12.62%, 10/26/26 ... 7,200 6,993
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 12,715 12,207
1644836.PS.FTS.B, 18.5%, 10/26/26 .... 5,936 5,675
1648942.PS.FTS.B, 11.89%, 10/27/26 .... 5,838 5,672
1645184.PS.FTS.B, 16.9%, 10/27/26 .... 1,389 1,356
1645643.PS.FTS.B, 18.5%, 10/27/26 .... 10,046 9,608
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 4,643 4,480
1646399.PS.FTS.B, 10.5%, 10/28/26 .... 9,990 9,708
1655937.PS.FTS.B, 12%, 10/28/26 ...... 18,228 17,517
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 22,704 22,281
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 9,112 8,952
1646507.PS.FTS.B, 16%, 10/29/26 ...... 14,713 14,349
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 13,651 13,222
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 9,120 8,833
1660821.PS.FTS.B, 12.5%, 11/05/26 .... 13,686 13,255
1654288.PS.FTS.B, 15.29%, 11/05/26 .... 9,074 8,664
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 4,605 4,357
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 6,467 6,117
1654507.PS.FTS.B, 18.6%, 11/05/26 .... 10,171 9,611
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 9,542 9,249
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 4,599 4,409
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 13,727 13,127
1666914.PS.FTS.B, 11.89%, 11/10/26 .... 9,111 8,835
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 11,205 10,822
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1660294.PS.FTS.B, 15.2%, 11/15/26 .... $ 11,041 $ 10,592
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 7,284 7,075
1679851.PS.FTS.B, 10.9%, 12/16/26 .... 16,604 16,163
1673693.PS.FTS.B, 12.5%, 12/16/26 .... 14,927 14,534
1686732.PS.FTS.B, 12.62%, 12/16/26 ... 4,628 4,505
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 7,038 6,708
1673687.PS.FTS.B, 25.6%, 12/16/26 .... 9,467 9,062
1674302.PS.FTS.B, 18.33%, 12/17/26 ... 21,518 20,524
1674281.PS.FTS.B, 21%, 12/17/26 ...... 2,850 2,410
1675325.PS.FTS.B, 14%, 12/20/26 ...... 18,516 17,827
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 4,677 4,552
1694569.PS.FTS.B, 10.5%, 1/13/27 ..... 6,544 6,383
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 4,679 4,564
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 9,867 9,511
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 14,047 13,705
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 7,594 7,282
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 12,994 12,690
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 7,492 7,317
1691666.PS.FTS.B, 11.88%, 1/19/27 .... 7,496 7,322
1705047.PS.FTS.B, 17.54%, 1/19/27 .... 14,179 13,582
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 6,677 6,414
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 3,745 3,659
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 32,484 31,389
1694423.PS.FTS.B, 15%, 1/24/27 ....... 14,125 13,667
1700734.PS.FTS.B, 16.2%, 1/24/27 ..... 23,584 22,818
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 6,568 6,424
1709019.PS.FTS.B, 19%, 1/25/27 ....... 11,367 10,922
1702634.PS.FTS.B, 21.95%, 2/04/27 .... 13,450 12,839
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,896 1,856
1720992.PS.FTS.B, 10.9%, 2/15/27 ..... 3,453 425
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 9,504 9,305
1708016.PS.FTS.B, 12.62%, 2/15/27 .... 19,009 18,610
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 19,009 18,610
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 9,545 9,246
1715326.PS.FTS.B, 16.83%, 2/15/27 .... 15,763 15,137
1709231.PS.FTS.B, 13.7%, 2/16/27 ..... 13,800 13,375
1716949.PS.FTS.B, 11.77%, 2/17/27 .... 14,241 13,949
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 17,222 16,721
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 17,418 16,972
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 7,375 7,184
1743635.PS.FTS.B, 13.1%, 4/06/27 ..... 12,388 12,216
1753407.PS.FTS.B, 14.79%, 4/06/27 .... 3,420 3,341
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 14,873 14,538
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 9,802 9,580
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 4,885 4,808
1753794.PS.FTS.B, 15.1%, 4/07/27 ..... 7,819 7,697
1751788.PS.FTS.B, 15.7%, 4/08/27 ..... 9,778 9,628
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 30,737 30,337
1,416,472
Upgrade, Inc. - Card
992398221.UG.FTS.B, 19.3%, 4/03/24 ... 133 135
992368489.UG.FTS.B, 21.48%, 4/03/24 .. 410 48
992447830.UG.FTS.B, 22.45%, 4/03/24 .. 262 265
992438577.UG.FTS.B, 25.45%, 4/03/24 .. 244 246
992259659.UG.FTS.B, 28.48%, 4/03/24 .. 375 371
992341725.UG.FTS.B, 28.48%, 4/03/24 .. 73 73
992357631.UG.FTS.B, 28.48%, 4/03/24 .. 29 30

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992460241.UG.FTS.B, 28.48%, 4/03/24 .. $ 6 $ 5
992259305.UG.FTS.B, 29.49%, 4/03/24 .. 16 15
992275723.UG.FTS.B, 29.49%, 4/03/24 .. 84 84
992458720.UG.FTS.B, 29.49%, 4/03/24 .. 52 52
992462237.UG.FTS.B, 29.49%, 4/03/24 .. 15 2
992463567.UG.FTS.B, 21.48%, 4/04/24 .. 15 15
992458808.UG.FTS.B, 28.48%, 4/04/24 .. 75 10
992264301.UG.FTS.B, 29.49%, 4/04/24 .. 316 318
992282840.UG.FTS.B, 29.49%, 4/04/24 .. 760 768
992378488.UG.FTS.B, 29.49%, 4/04/24 .. 158 160
992459954.UG.FTS.B, 29.49%, 4/04/24 .. 142 143
992285365.UG.FTS.B, 17.49%, 4/05/24 .. 373 382
992382605.UG.FTS.B, 18.47%, 4/05/24 .. 12 12
992240347.UG.FTS.B, 18.71%, 4/05/24 .. 125 128
992241984.UG.FTS.B, 18.71%, 4/05/24 .. 289 295
992330988.UG.FTS.B, 18.71%, 4/05/24 .. 249 255
992239693.UG.FTS.B, 19.3%, 4/05/24 ... 636 647
992324126.UG.FTS.B, 19.3%, 4/05/24 ... 164 166
992378711.UG.FTS.B, 19.3%, 4/05/24 ... 746 761
992384003.UG.FTS.B, 19.3%, 4/05/24 ... 183 187
992416939.UG.FTS.B, 19.3%, 4/05/24 ... 10 10
992356255.UG.FTS.B, 19.96%, 4/05/24 .. 20 20
992333048.UG.FTS.B, 19.99%, 4/05/24 .. 148 149
992246266.UG.FTS.B, 20.47%, 4/05/24 .. 236 240
992286774.UG.FTS.B, 20.47%, 4/05/24 .. 303 309
992311979.UG.FTS.B, 20.47%, 4/05/24 .. 208 24
992418214.UG.FTS.B, 20.47%, 4/05/24 .. 876 890
992419308.UG.FTS.B, 20.47%, 4/05/24 .. 53 55
992455931.UG.FTS.B, 20.47%, 4/05/24 .. 200 23
992239776.UG.FTS.B, 20.96%, 4/05/24 .. 313 319
992246125.UG.FTS.B, 20.96%, 4/05/24 .. 246 251
992350092.UG.FTS.B, 20.96%, 4/05/24 .. 93 95
992244483.UG.FTS.B, 21.48%, 4/05/24 .. 267 272
992266844.UG.FTS.B, 21.48%, 4/05/24 .. 117 119
992396295.UG.FTS.B, 21.48%, 4/05/24 .. 6 6
992416498.UG.FTS.B, 21.48%, 4/05/24 .. 931 944
992448678.UG.FTS.B, 22.47%, 4/05/24 .. 30 30
992248889.UG.FTS.B, 23.45%, 4/05/24 .. 16 16
992264334.UG.FTS.B, 23.45%, 4/05/24 .. 10 10
992328296.UG.FTS.B, 23.45%, 4/05/24 .. 102 104
992363381.UG.FTS.B, 24.45%, 4/05/24 .. 304 309
992256931.UG.FTS.B, 25.44%, 4/05/24 .. 246 177
992273417.UG.FTS.B, 25.44%, 4/05/24 .. 76 78
992458005.UG.FTS.B, 25.44%, 4/05/24 .. 94 20
992300539.UG.FTS.B, 25.45%, 4/05/24 .. 58 59
992238142.UG.FTS.B, 28.48%, 4/05/24 .. 1,420 1,443
992274561.UG.FTS.B, 28.48%, 4/05/24 .. 119 119
992284254.UG.FTS.B, 28.48%, 4/05/24 .. 189 192
992296532.UG.FTS.B, 28.48%, 4/05/24 .. 210 210
992315245.UG.FTS.B, 28.48%, 4/05/24 .. 86 87
992334224.UG.FTS.B, 28.48%, 4/05/24 .. 86 87
992347446.UG.FTS.B, 28.48%, 4/05/24 .. 941 955
992379401.UG.FTS.B, 28.48%, 4/05/24 .. 165 167
992383240.UG.FTS.B, 28.48%, 4/05/24 .. 47 48
992395391.UG.FTS.B, 28.48%, 4/05/24 .. 127 127
992401140.UG.FTS.B, 28.48%, 4/05/24 .. 217 220
992443753.UG.FTS.B, 28.48%, 4/05/24 .. 147 148
992255341.UG.FTS.B, 28.98%, 4/05/24 .. 386 386
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992349368.UG.FTS.B, 29.46%, 4/05/24 .. $ 53 $ 54
992273722.UG.FTS.B, 29.47%, 4/05/24 .. 278 282
992248833.UG.FTS.B, 29.48%, 4/05/24 .. 96 97
992256649.UG.FTS.B, 29.48%, 4/05/24 .. 171 173
992267090.UG.FTS.B, 29.48%, 4/05/24 .. 121 123
992275640.UG.FTS.B, 29.48%, 4/05/24 .. 196 197
992279719.UG.FTS.B, 29.48%, 4/05/24 .. 210 209
992308582.UG.FTS.B, 29.48%, 4/05/24 .. 38 38
992308882.UG.FTS.B, 29.48%, 4/05/24 .. 31 31
992324240.UG.FTS.B, 29.48%, 4/05/24 .. 178 181
992347467.UG.FTS.B, 29.48%, 4/05/24 .. 282 286
992411090.UG.FTS.B, 29.48%, 4/05/24 .. 40 40
992437350.UG.FTS.B, 29.48%, 4/05/24 .. 27 28
992236179.UG.FTS.B, 29.49%, 4/05/24 .. 28 28
992239914.UG.FTS.B, 29.49%, 4/05/24 .. 66 66
992243934.UG.FTS.B, 29.49%, 4/05/24 .. 56 57
992244373.UG.FTS.B, 29.49%, 4/05/24 .. 117 118
992245341.UG.FTS.B, 29.49%, 4/05/24 .. 282 281
992246075.UG.FTS.B, 29.49%, 4/05/24 .. 152 154
992246820.UG.FTS.B, 29.49%, 4/05/24 .. 287 285
992247689.UG.FTS.B, 29.49%, 4/05/24 .. 1,782 1,796
992250596.UG.FTS.B, 29.49%, 4/05/24 .. 68 68
992259922.UG.FTS.B, 29.49%, 4/05/24 .. 6 6
992262726.UG.FTS.B, 29.49%, 4/05/24 .. 310 313
992262764.UG.FTS.B, 29.49%, 4/05/24 .. 42 42
992266574.UG.FTS.B, 29.49%, 4/05/24 .. 61 61
992266986.UG.FTS.B, 29.49%, 4/05/24 .. 105 7
992267527.UG.FTS.B, 29.49%, 4/05/24 .. 383 49
992267548.UG.FTS.B, 29.49%, 4/05/24 .. 55 56
992267982.UG.FTS.B, 29.49%, 4/05/24 .. 368 371
992271382.UG.FTS.B, 29.49%, 4/05/24 .. 167 168
992273344.UG.FTS.B, 29.49%, 4/05/24 .. 69 69
992273433.UG.FTS.B, 29.49%, 4/05/24 .. 67 68
992275694.UG.FTS.B, 29.49%, 4/05/24 .. 159 21
992277911.UG.FTS.B, 29.49%, 4/05/24 .. 122 123
992280274.UG.FTS.B, 29.49%, 4/05/24 .. 192 191
992281654.UG.FTS.B, 29.49%, 4/05/24 .. 27 27
992283053.UG.FTS.B, 29.49%, 4/05/24 .. 128 129
992283646.UG.FTS.B, 29.49%, 4/05/24 .. 215 158
992284455.UG.FTS.B, 29.49%, 4/05/24 .. 1,792 1,816
992284613.UG.FTS.B, 29.49%, 4/05/24 .. 116 117
992287261.UG.FTS.B, 29.49%, 4/05/24 .. 47 47
992287722.UG.FTS.B, 29.49%, 4/05/24 .. 162 165
992289386.UG.FTS.B, 29.49%, 4/05/24 .. 22 22
992289546.UG.FTS.B, 29.49%, 4/05/24 .. 43 43
992289947.UG.FTS.B, 29.49%, 4/05/24 .. 161 161
992296652.UG.FTS.B, 29.49%, 4/05/24 .. 37 37
992296902.UG.FTS.B, 29.49%, 4/05/24 .. 12 12
992296969.UG.FTS.B, 29.49%, 4/05/24 .. 76 76
992297108.UG.FTS.B, 29.49%, 4/05/24 .. 94 95
992298055.UG.FTS.B, 29.49%, 4/05/24 .. 159 161
992298682.UG.FTS.B, 29.49%, 4/05/24 .. 297 300
992302092.UG.FTS.B, 29.49%, 4/05/24 .. 156 158
992307882.UG.FTS.B, 29.49%, 4/05/24 .. 150 151
992309362.UG.FTS.B, 29.49%, 4/05/24 .. 188 190
992309531.UG.FTS.B, 29.49%, 4/05/24 .. 97 98
992310025.UG.FTS.B, 29.49%, 4/05/24 .. 305 307
992318715.UG.FTS.B, 29.49%, 4/05/24 .. 73 74

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992323342.UG.FTS.B, 29.49%, 4/05/24 .. $ 70 $ 70
992323446.UG.FTS.B, 29.49%, 4/05/24 .. 191 191
992324210.UG.FTS.B, 29.49%, 4/05/24 .. 86 87
992328175.UG.FTS.B, 29.49%, 4/05/24 .. 65 65
992328853.UG.FTS.B, 29.49%, 4/05/24 .. 144 145
992329601.UG.FTS.B, 29.49%, 4/05/24 .. 243 247
992329603.UG.FTS.B, 29.49%, 4/05/24 .. 10 10
992333933.UG.FTS.B, 29.49%, 4/05/24 .. 226 229
992336975.UG.FTS.B, 29.49%, 4/05/24 .. 183 184
992344980.UG.FTS.B, 29.49%, 4/05/24 .. 91 92
992345689.UG.FTS.B, 29.49%, 4/05/24 .. 146 145
992345838.UG.FTS.B, 29.49%, 4/05/24 .. 184 186
992348729.UG.FTS.B, 29.49%, 4/05/24 .. 74 75
992350277.UG.FTS.B, 29.49%, 4/05/24 .. 188 191
992356231.UG.FTS.B, 29.49%, 4/05/24 .. 153 154
992364426.UG.FTS.B, 29.49%, 4/05/24 .. 64 65
992365430.UG.FTS.B, 29.49%, 4/05/24 .. 81 82
992366150.UG.FTS.B, 29.49%, 4/05/24 .. 249 253
992379815.UG.FTS.B, 29.49%, 4/05/24 .. 105 106
992380190.UG.FTS.B, 29.49%, 4/05/24 .. 34 33
992382545.UG.FTS.B, 29.49%, 4/05/24 .. 37 37
992383878.UG.FTS.B, 29.49%, 4/05/24 .. 15 15
992395507.UG.FTS.B, 29.49%, 4/05/24 .. 111 110
992402117.UG.FTS.B, 29.49%, 4/05/24 .. 214 215
992405301.UG.FTS.B, 29.49%, 4/05/24 .. 61 61
992411027.UG.FTS.B, 29.49%, 4/05/24 .. 16 15
992412416.UG.FTS.B, 29.49%, 4/05/24 .. 641 637
992414707.UG.FTS.B, 29.49%, 4/05/24 .. 248 248
992419454.UG.FTS.B, 29.49%, 4/05/24 .. 56 56
992428512.UG.FTS.B, 29.49%, 4/05/24 .. 162 162
992435585.UG.FTS.B, 29.49%, 4/05/24 .. 467 466
992436739.UG.FTS.B, 29.49%, 4/05/24 .. 55 55
992437095.UG.FTS.B, 29.49%, 4/05/24 .. 109 7
992439029.UG.FTS.B, 29.49%, 4/05/24 .. 11 11
992439811.UG.FTS.B, 29.49%, 4/05/24 .. 111 110
992444368.UG.FTS.B, 29.49%, 4/05/24 .. 934 931
992449697.UG.FTS.B, 29.49%, 4/05/24 .. 30 30
992455893.UG.FTS.B, 29.49%, 4/05/24 .. 140 140
992461968.UG.FTS.B, 29.49%, 4/05/24 .. 169 169
992271010.UG.FTS.B, 17.97%, 4/03/25 .. 658 668
992451344.UG.FTS.B, 19.21%, 4/03/25 .. 99 101
992240239.UG.FTS.B, 19.8%, 4/03/25 ... 355 363
992355930.UG.FTS.B, 19.8%, 4/03/25 ... 249 253
992244955.UG.FTS.B, 19.99%, 4/03/25 .. 155 154
992318841.UG.FTS.B, 19.99%, 4/03/25 .. 1,234 1,243
992460958.UG.FTS.B, 20.46%, 4/03/25 .. 353 359
992241042.UG.FTS.B, 20.97%, 4/03/25 .. 539 548
992460846.UG.FTS.B, 20.97%, 4/03/25 .. 496 314
992341430.UG.FTS.B, 23.95%, 4/03/25 .. 168 170
992453694.UG.FTS.B, 27.95%, 4/03/25 .. 11 11
992249317.UG.FTS.B, 28.98%, 4/03/25 .. 835 842
992287702.UG.FTS.B, 28.98%, 4/03/25 .. 344 347
992307437.UG.FTS.B, 28.98%, 4/03/25 .. 829 827
992401201.UG.FTS.B, 28.98%, 4/03/25 .. 52 52
992458860.UG.FTS.B, 28.98%, 4/03/25 .. 250 253
992464185.UG.FTS.B, 28.98%, 4/03/25 .. 69 70
992236828.UG.FTS.B, 29.49%, 4/03/25 .. 100 101
992247758.UG.FTS.B, 29.49%, 4/03/25 .. 267 176
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992254734.UG.FTS.B, 29.49%, 4/03/25 .. $ 83 $ 83
992261673.UG.FTS.B, 29.49%, 4/03/25 .. 642 642
992264392.UG.FTS.B, 29.49%, 4/03/25 .. 544 552
992296038.UG.FTS.B, 29.49%, 4/03/25 .. 442 445
992297454.UG.FTS.B, 29.49%, 4/03/25 .. 80 79
992334340.UG.FTS.B, 29.49%, 4/03/25 .. 98 99
992345330.UG.FTS.B, 29.49%, 4/03/25 .. 478 477
992367110.UG.FTS.B, 29.49%, 4/03/25 .. 1,279 1,282
992447439.UG.FTS.B, 29.49%, 4/03/25 .. 182 22
992457538.UG.FTS.B, 29.49%, 4/03/25 .. 47 48
992458383.UG.FTS.B, 29.49%, 4/03/25 .. 26 26
992458735.UG.FTS.B, 29.49%, 4/03/25 .. 42 43
992458807.UG.FTS.B, 29.49%, 4/03/25 .. 61 61
992459379.UG.FTS.B, 29.49%, 4/03/25 .. 4 4
992462263.UG.FTS.B, 29.49%, 4/03/25 .. 6 6
992462894.UG.FTS.B, 29.49%, 4/03/25 .. 124 125
992457494.UG.FTS.B, 17.99%, 4/04/25 .. 654 668
992461071.UG.FTS.B, 19.8%, 4/04/25 ... 175 19
992396587.UG.FTS.B, 21.97%, 4/04/25 .. 215 217
992299146.UG.FTS.B, 28.98%, 4/04/25 .. 1,098 1,101
992362408.UG.FTS.B, 28.98%, 4/04/25 .. 1,818 1,810
992408749.UG.FTS.B, 28.98%, 4/04/25 .. 392 396
992461489.UG.FTS.B, 28.98%, 4/04/25 .. 38 38
992245821.UG.FTS.B, 29.49%, 4/04/25 .. 314 318
992250417.UG.FTS.B, 29.49%, 4/04/25 .. 322 319
992264434.UG.FTS.B, 29.49%, 4/04/25 .. 546 543
992297978.UG.FTS.B, 29.49%, 4/04/25 .. 64 64
992327693.UG.FTS.B, 29.49%, 4/04/25 .. 62 61
992396391.UG.FTS.B, 29.49%, 4/04/25 .. 379 381
992398823.UG.FTS.B, 29.49%, 4/04/25 .. 260 262
992459117.UG.FTS.B, 29.49%, 4/04/25 .. 37 37
992377798.UG.FTS.B, 15.97%, 4/05/25 .. 8,616 8,845
992245824.UG.FTS.B, 16.99%, 4/05/25 .. 245 249
992282393.UG.FTS.B, 16.99%, 4/05/25 .. 1,925 1,975
992335587.UG.FTS.B, 17.97%, 4/05/25 .. 373 386
992294096.UG.FTS.B, 17.99%, 4/05/25 .. 545 552
992300496.UG.FTS.B, 17.99%, 4/05/25 .. 118 121
992405274.UG.FTS.B, 17.99%, 4/05/25 .. 1,734 1,771
992239267.UG.FTS.B, 19.21%, 4/05/25 .. 1,934 1,982
992346705.UG.FTS.B, 19.21%, 4/05/25 .. 961 984
992442455.UG.FTS.B, 19.21%, 4/05/25 .. 2,343 2,388
992446552.UG.FTS.B, 19.21%, 4/05/25 .. 478 487
992300281.UG.FTS.B, 19.8%, 4/05/25 ... 44 45
992307969.UG.FTS.B, 19.8%, 4/05/25 ... 116 119
992349565.UG.FTS.B, 19.8%, 4/05/25 ... 1,152 1,179
992350427.UG.FTS.B, 19.8%, 4/05/25 ... 962 984
992383581.UG.FTS.B, 19.8%, 4/05/25 ... 254 260
992254243.UG.FTS.B, 19.99%, 4/05/25 .. 421 425
992268585.UG.FTS.B, 19.99%, 4/05/25 .. 113 114
992270154.UG.FTS.B, 19.99%, 4/05/25 .. 606 618
992290118.UG.FTS.B, 19.99%, 4/05/25 .. 142 145
992336548.UG.FTS.B, 19.99%, 4/05/25 .. 1,763 1,771
992357555.UG.FTS.B, 19.99%, 4/05/25 .. 186 190
992379889.UG.FTS.B, 19.99%, 4/05/25 .. 1,201 1,217
992341688.UG.FTS.B, 20.46%, 4/05/25 .. 147 150
992453559.UG.FTS.B, 20.46%, 4/05/25 .. 2,391 2,433
992241765.UG.FTS.B, 20.97%, 4/05/25 .. 501 512
992386629.UG.FTS.B, 20.97%, 4/05/25 .. 3,842 3,925

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-34
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992251309.UG.FTS.B, 21.46%, 4/05/25 .. $ 477 $ 486
992297939.UG.FTS.B, 21.46%, 4/05/25 .. 35 35
992309805.UG.FTS.B, 21.46%, 4/05/25 .. 846 867
992347533.UG.FTS.B, 21.46%, 4/05/25 .. 241 246
992413295.UG.FTS.B, 21.46%, 4/05/25 .. 153 157
992302079.UG.FTS.B, 21.97%, 4/05/25 .. 1,385 1,410
992238211.UG.FTS.B, 21.98%, 4/05/25 .. 759 775
992262665.UG.FTS.B, 21.98%, 4/05/25 .. 10 10
992263295.UG.FTS.B, 21.98%, 4/05/25 .. 389 397
992285455.UG.FTS.B, 21.98%, 4/05/25 .. 24 24
992395369.UG.FTS.B, 21.98%, 4/05/25 .. 318 324
992263400.UG.FTS.B, 22.95%, 4/05/25 .. 404 411
992378649.UG.FTS.B, 22.95%, 4/05/25 .. 490 96
992262511.UG.FTS.B, 22.97%, 4/05/25 .. 842 857
992330039.UG.FTS.B, 22.97%, 4/05/25 .. 598 610
992378853.UG.FTS.B, 22.97%, 4/05/25 .. 962 980
992415093.UG.FTS.B, 22.97%, 4/05/25 .. 274 279
992268373.UG.FTS.B, 23.95%, 4/05/25 .. 713 719
992309324.UG.FTS.B, 23.95%, 4/05/25 .. 841 854
992350011.UG.FTS.B, 23.95%, 4/05/25 .. 111 112
992402436.UG.FTS.B, 23.95%, 4/05/25 .. 273 277
992350254.UG.FTS.B, 24.96%, 4/05/25 .. 173 174
992252550.UG.FTS.B, 27.99%, 4/05/25 .. 60 60
992299445.UG.FTS.B, 27.99%, 4/05/25 .. 42 43
992438360.UG.FTS.B, 27.99%, 4/05/25 .. 221 222
992240832.UG.FTS.B, 28.98%, 4/05/25 .. 96 98
992246882.UG.FTS.B, 28.98%, 4/05/25 .. 786 805
992248396.UG.FTS.B, 28.98%, 4/05/25 .. 977 996
992252552.UG.FTS.B, 28.98%, 4/05/25 .. 36 36
992253878.UG.FTS.B, 28.98%, 4/05/25 .. 2,042 2,050
992255354.UG.FTS.B, 28.98%, 4/05/25 .. 71 72
992256280.UG.FTS.B, 28.98%, 4/05/25 .. 3,780 3,854
992259876.UG.FTS.B, 28.98%, 4/05/25 .. 121 123
992260350.UG.FTS.B, 28.98%, 4/05/25 .. 136 136
992260733.UG.FTS.B, 28.98%, 4/05/25 .. 339 346
992262040.UG.FTS.B, 28.98%, 4/05/25 .. 201 205
992263366.UG.FTS.B, 28.98%, 4/05/25 .. – –
992263660.UG.FTS.B, 28.98%, 4/05/25 .. 591 589
992266396.UG.FTS.B, 28.98%, 4/05/25 .. 3,161 3,171
992266496.UG.FTS.B, 28.98%, 4/05/25 .. 152 154
992267371.UG.FTS.B, 28.98%, 4/05/25 .. 1,204 1,227
992269403.UG.FTS.B, 28.98%, 4/05/25 .. 154 153
992269419.UG.FTS.B, 28.98%, 4/05/25 .. 385 393
992270480.UG.FTS.B, 28.98%, 4/05/25 .. 265 270
992273307.UG.FTS.B, 28.98%, 4/05/25 .. 2,517 2,565
992275628.UG.FTS.B, 28.98%, 4/05/25 .. 76 75
992283631.UG.FTS.B, 28.98%, 4/05/25 .. 920 935
992283659.UG.FTS.B, 28.98%, 4/05/25 .. 245 247
992284082.UG.FTS.B, 28.98%, 4/05/25 .. 243 248
992284271.UG.FTS.B, 28.98%, 4/05/25 .. 1,948 1,961
992284330.UG.FTS.B, 28.98%, 4/05/25 .. 1,153 1,170
992285475.UG.FTS.B, 28.98%, 4/05/25 .. 65 65
992286835.UG.FTS.B, 28.98%, 4/05/25 .. 134 138
992287485.UG.FTS.B, 28.98%, 4/05/25 .. 362 368
992289248.UG.FTS.B, 28.98%, 4/05/25 .. 42 42
992293208.UG.FTS.B, 28.98%, 4/05/25 .. 389 392
992293228.UG.FTS.B, 28.98%, 4/05/25 .. 117 120
992298707.UG.FTS.B, 28.98%, 4/05/25 .. 74 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992300125.UG.FTS.B, 28.98%, 4/05/25 .. $ 1,945 $ 1,983
992300368.UG.FTS.B, 28.98%, 4/05/25 .. 113 115
992300466.UG.FTS.B, 28.98%, 4/05/25 .. 442 451
992300547.UG.FTS.B, 28.98%, 4/05/25 .. 136 139
992300944.UG.FTS.B, 28.98%, 4/05/25 .. 166 168
992308269.UG.FTS.B, 28.98%, 4/05/25 .. 130 132
992308546.UG.FTS.B, 28.98%, 4/05/25 .. 114 13
992310426.UG.FTS.B, 28.98%, 4/05/25 .. 243 245
992313981.UG.FTS.B, 28.98%, 4/05/25 .. 220 219
992314709.UG.FTS.B, 28.98%, 4/05/25 .. 970 989
992316890.UG.FTS.B, 28.98%, 4/05/25 .. 1,008 1,031
992317837.UG.FTS.B, 28.98%, 4/05/25 .. 37 38
992322709.UG.FTS.B, 28.98%, 4/05/25 .. 194 198
992323257.UG.FTS.B, 28.98%, 4/05/25 .. 40 40
992324031.UG.FTS.B, 28.98%, 4/05/25 .. 759 774
992327441.UG.FTS.B, 28.98%, 4/05/25 .. 1,621 1,630
992330452.UG.FTS.B, 28.98%, 4/05/25 .. 207 209
992333704.UG.FTS.B, 28.98%, 4/05/25 .. 65 65
992336076.UG.FTS.B, 28.98%, 4/05/25 .. 52 52
992336115.UG.FTS.B, 28.98%, 4/05/25 .. 338 344
992345324.UG.FTS.B, 28.98%, 4/05/25 .. 51 52
992348005.UG.FTS.B, 28.98%, 4/05/25 .. 484 494
992348900.UG.FTS.B, 28.98%, 4/05/25 .. 82 19
992349767.UG.FTS.B, 28.98%, 4/05/25 .. 291 293
992350279.UG.FTS.B, 28.98%, 4/05/25 .. 484 487
992353271.UG.FTS.B, 28.98%, 4/05/25 .. 688 701
992360655.UG.FTS.B, 28.98%, 4/05/25 .. 429 437
992360785.UG.FTS.B, 28.98%, 4/05/25 .. 194 197
992365529.UG.FTS.B, 28.98%, 4/05/25 .. 9 9
992378373.UG.FTS.B, 28.98%, 4/05/25 .. 802 806
992379087.UG.FTS.B, 28.98%, 4/05/25 .. 1,000 118
992383071.UG.FTS.B, 28.98%, 4/05/25 .. 12 12
992385229.UG.FTS.B, 28.98%, 4/05/25 .. 286 291
992398111.UG.FTS.B, 28.98%, 4/05/25 .. 153 155
992398535.UG.FTS.B, 28.98%, 4/05/25 .. 8 8
992400412.UG.FTS.B, 28.98%, 4/05/25 .. 284 281
992406035.UG.FTS.B, 28.98%, 4/05/25 .. 861 877
992409294.UG.FTS.B, 28.98%, 4/05/25 .. 80 81
992413133.UG.FTS.B, 28.98%, 4/05/25 .. 465 474
992415454.UG.FTS.B, 28.98%, 4/05/25 .. 1,060 1,071
992421193.UG.FTS.B, 28.98%, 4/05/25 .. 385 385
992434753.UG.FTS.B, 28.98%, 4/05/25 .. 1,193 1,184
992435220.UG.FTS.B, 28.98%, 4/05/25 .. 255 256
992435245.UG.FTS.B, 28.98%, 4/05/25 .. 385 389
992437799.UG.FTS.B, 28.98%, 4/05/25 .. 38 38
992442881.UG.FTS.B, 28.98%, 4/05/25 .. 109 108
992443445.UG.FTS.B, 28.98%, 4/05/25 .. 44 45
992446631.UG.FTS.B, 28.98%, 4/05/25 .. 102 103
992446902.UG.FTS.B, 28.98%, 4/05/25 .. 30 30
992451365.UG.FTS.B, 28.98%, 4/05/25 .. 40 41
992452469.UG.FTS.B, 28.98%, 4/05/25 .. 288 286
992453910.UG.FTS.B, 28.98%, 4/05/25 .. 53 54
992459352.UG.FTS.B, 28.98%, 4/05/25 .. 36 37
992276659.UG.FTS.B, 29.46%, 4/05/25 .. 106 105
992286809.UG.FTS.B, 29.46%, 4/05/25 .. 631 132
992290075.UG.FTS.B, 29.46%, 4/05/25 .. 35 35
992293126.UG.FTS.B, 29.46%, 4/05/25 .. 75 75
992304458.UG.FTS.B, 29.46%, 4/05/25 .. 111 113

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992451626.UG.FTS.B, 29.46%, 4/05/25 .. $ 29 $ 29
992273863.UG.FTS.B, 29.47%, 4/05/25 .. 53 4
992304945.UG.FTS.B, 29.47%, 4/05/25 .. 153 152
992356637.UG.FTS.B, 29.48%, 4/05/25 .. 242 246
992230083.UG.FTS.B, 29.49%, 4/05/25 .. 7 7
992237772.UG.FTS.B, 29.49%, 4/05/25 .. 243 243
992238384.UG.FTS.B, 29.49%, 4/05/25 .. 66 66
992239318.UG.FTS.B, 29.49%, 4/05/25 .. 117 119
992239897.UG.FTS.B, 29.49%, 4/05/25 .. 60 60
992241701.UG.FTS.B, 29.49%, 4/05/25 .. 593 603
992243923.UG.FTS.B, 29.49%, 4/05/25 .. 3,293 3,302
992244487.UG.FTS.B, 29.49%, 4/05/25 .. 29 29
992245925.UG.FTS.B, 29.49%, 4/05/25 .. 20 1
992247108.UG.FTS.B, 29.49%, 4/05/25 .. 197 14
992249401.UG.FTS.B, 29.49%, 4/05/25 .. 50 50
992250643.UG.FTS.B, 29.49%, 4/05/25 .. 257 261
992252659.UG.FTS.B, 29.49%, 4/05/25 .. 11 11
992254667.UG.FTS.B, 29.49%, 4/05/25 .. 484 480
992255038.UG.FTS.B, 29.49%, 4/05/25 .. 158 155
992255558.UG.FTS.B, 29.49%, 4/05/25 .. 205 209
992255624.UG.FTS.B, 29.49%, 4/05/25 .. 6 5
992256558.UG.FTS.B, 29.49%, 4/05/25 .. 132 134
992256966.UG.FTS.B, 29.49%, 4/05/25 .. 762 775
992258898.UG.FTS.B, 29.49%, 4/05/25 .. 2,335 2,335
992259460.UG.FTS.B, 29.49%, 4/05/25 .. 103 104
992260433.UG.FTS.B, 29.49%, 4/05/25 .. 119 7
992262634.UG.FTS.B, 29.49%, 4/05/25 .. 39 39
992263028.UG.FTS.B, 29.49%, 4/05/25 .. 48 48
992266945.UG.FTS.B, 29.49%, 4/05/25 .. 53 53
992267222.UG.FTS.B, 29.49%, 4/05/25 .. 313 317
992268106.UG.FTS.B, 29.49%, 4/05/25 .. 125 126
992270160.UG.FTS.B, 29.49%, 4/05/25 .. 78 78
992271134.UG.FTS.B, 29.49%, 4/05/25 .. 135 136
992275086.UG.FTS.B, 29.49%, 4/05/25 .. 523 531
992276527.UG.FTS.B, 29.49%, 4/05/25 .. 1,207 1,203
992278455.UG.FTS.B, 29.49%, 4/05/25 .. 251 257
992279419.UG.FTS.B, 29.49%, 4/05/25 .. 43 44
992280377.UG.FTS.B, 29.49%, 4/05/25 .. 266 270
992280455.UG.FTS.B, 29.49%, 4/05/25 .. 208 212
992280735.UG.FTS.B, 29.49%, 4/05/25 .. 278 280
992281425.UG.FTS.B, 29.49%, 4/05/25 .. 487 496
992281701.UG.FTS.B, 29.49%, 4/05/25 .. 142 143
992283304.UG.FTS.B, 29.49%, 4/05/25 .. 341 346
992284321.UG.FTS.B, 29.49%, 4/05/25 .. 585 594
992284964.UG.FTS.B, 29.49%, 4/05/25 .. 95 96
992285081.UG.FTS.B, 29.49%, 4/05/25 .. 77 78
992287136.UG.FTS.B, 29.49%, 4/05/25 .. 11 11
992287347.UG.FTS.B, 29.49%, 4/05/25 .. 39 39
992288356.UG.FTS.B, 29.49%, 4/05/25 .. 521 522
992288429.UG.FTS.B, 29.49%, 4/05/25 .. 152 155
992288886.UG.FTS.B, 29.49%, 4/05/25 .. 105 106
992289258.UG.FTS.B, 29.49%, 4/05/25 .. 571 581
992289411.UG.FTS.B, 29.49%, 4/05/25 .. 14 14
992297505.UG.FTS.B, 29.49%, 4/05/25 .. 102 103
992297515.UG.FTS.B, 29.49%, 4/05/25 .. 57 58
992298611.UG.FTS.B, 29.49%, 4/05/25 .. 342 346
992298879.UG.FTS.B, 29.49%, 4/05/25 .. 157 159
992302260.UG.FTS.B, 29.49%, 4/05/25 .. 217 224
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992302310.UG.FTS.B, 29.49%, 4/05/25 .. $ 239 $ 243
992302422.UG.FTS.B, 29.49%, 4/05/25 .. 195 199
992303216.UG.FTS.B, 29.49%, 4/05/25 .. 876 891
992304263.UG.FTS.B, 29.49%, 4/05/25 .. 187 190
992305574.UG.FTS.B, 29.49%, 4/05/25 .. 512 517
992306296.UG.FTS.B, 29.49%, 4/05/25 .. 90 90
992306439.UG.FTS.B, 29.49%, 4/05/25 .. 132 135
992307508.UG.FTS.B, 29.49%, 4/05/25 .. 893 893
992309593.UG.FTS.B, 29.49%, 4/05/25 .. 97 99
992317627.UG.FTS.B, 29.49%, 4/05/25 .. 35 35
992318568.UG.FTS.B, 29.49%, 4/05/25 .. 120 122
992321945.UG.FTS.B, 29.49%, 4/05/25 .. 3,691 3,759
992321979.UG.FTS.B, 29.49%, 4/05/25 .. 456 460
992323198.UG.FTS.B, 29.49%, 4/05/25 .. 1 1
992323515.UG.FTS.B, 29.49%, 4/05/25 .. 101 102
992327633.UG.FTS.B, 29.49%, 4/05/25 .. 37 38
992328907.UG.FTS.B, 29.49%, 4/05/25 .. 195 198
992330144.UG.FTS.B, 29.49%, 4/05/25 .. 78 79
992330550.UG.FTS.B, 29.49%, 4/05/25 .. 31 31
992332355.UG.FTS.B, 29.49%, 4/05/25 .. 209 212
992333762.UG.FTS.B, 29.49%, 4/05/25 .. 750 756
992336856.UG.FTS.B, 29.49%, 4/05/25 .. 84 84
992340207.UG.FTS.B, 29.49%, 4/05/25 .. 2,086 2,110
992340414.UG.FTS.B, 29.49%, 4/05/25 .. 198 201
992341808.UG.FTS.B, 29.49%, 4/05/25 .. 182 182
992344969.UG.FTS.B, 29.49%, 4/05/25 .. 2,391 2,370
992345540.UG.FTS.B, 29.49%, 4/05/25 .. 380 386
992346543.UG.FTS.B, 29.49%, 4/05/25 .. 517 344
992347805.UG.FTS.B, 29.49%, 4/05/25 .. 12 12
992349189.UG.FTS.B, 29.49%, 4/05/25 .. 181 12
992349479.UG.FTS.B, 29.49%, 4/05/25 .. 65 64
992356210.UG.FTS.B, 29.49%, 4/05/25 .. 24 24
992356806.UG.FTS.B, 29.49%, 4/05/25 .. 76 5
992356877.UG.FTS.B, 29.49%, 4/05/25 .. 125 86
992359163.UG.FTS.B, 29.49%, 4/05/25 .. 194 197
992360320.UG.FTS.B, 29.49%, 4/05/25 .. 1,549 1,576
992364246.UG.FTS.B, 29.49%, 4/05/25 .. 77 77
992366171.UG.FTS.B, 29.49%, 4/05/25 .. 14 1
992378552.UG.FTS.B, 29.49%, 4/05/25 .. 193 197
992379207.UG.FTS.B, 29.49%, 4/05/25 .. 290 293
992379334.UG.FTS.B, 29.49%, 4/05/25 .. 580 590
992379445.UG.FTS.B, 29.49%, 4/05/25 .. 241 241
992380197.UG.FTS.B, 29.49%, 4/05/25 .. 80 81
992384442.UG.FTS.B, 29.49%, 4/05/25 .. 42 42
992385119.UG.FTS.B, 29.49%, 4/05/25 .. 174 176
992397317.UG.FTS.B, 29.49%, 4/05/25 .. 32 32
992398519.UG.FTS.B, 29.49%, 4/05/25 .. 78 78
992410434.UG.FTS.B, 29.49%, 4/05/25 .. 1,169 1,174
992410964.UG.FTS.B, 29.49%, 4/05/25 .. 46 45
992413134.UG.FTS.B, 29.49%, 4/05/25 .. 465 308
992415144.UG.FTS.B, 29.49%, 4/05/25 .. 149 150
992416332.UG.FTS.B, 29.49%, 4/05/25 .. 1,060 1,064
992423485.UG.FTS.B, 29.49%, 4/05/25 .. 912 906
992424856.UG.FTS.B, 29.49%, 4/05/25 .. 385 382
992428186.UG.FTS.B, 29.49%, 4/05/25 .. 3,032 3,028
992438905.UG.FTS.B, 29.49%, 4/05/25 .. 30 28
992439303.UG.FTS.B, 29.49%, 4/05/25 .. 106 23
992439563.UG.FTS.B, 29.49%, 4/05/25 .. 175 176

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992443418.UG.FTS.B, 29.49%, 4/05/25 .. $ 154 $ 155
992443427.UG.FTS.B, 29.49%, 4/05/25 .. 21 21
992444066.UG.FTS.B, 29.49%, 4/05/25 .. 276 181
992444794.UG.FTS.B, 29.49%, 4/05/25 .. 5,768 5,697
992444865.UG.FTS.B, 29.49%, 4/05/25 .. 87 88
992445820.UG.FTS.B, 29.49%, 4/05/25 .. 154 155
992446758.UG.FTS.B, 29.49%, 4/05/25 .. 42 42
992448030.UG.FTS.B, 29.49%, 4/05/25 .. 116 117
992455533.UG.FTS.B, 29.49%, 4/05/25 .. 1,920 1,934
992459544.UG.FTS.B, 29.49%, 4/05/25 .. 6 6
992443252.UG.FTS.B, 28.98%, 5/03/27 .. – –
992288223.UG.FTS.B, 29.49%, 6/03/27 .. 0 0
992463033.UG.FTS.B, 19.99%, 7/01/27 .. 0 0
992450757.UG.FTS.B, 21.46%, 7/03/27 .. 4 4
992279461.UG.FTS.B, 29.47%, 7/03/27 .. 13 1
992252618.UG.FTS.B, 29.48%, 7/03/27 .. 1 1
992451140.UG.FTS.B, 29.48%, 7/03/27 .. 4 4
992277200.UG.FTS.B, 29.49%, 7/03/27 .. 10 5
992436908.UG.FTS.B, 29.49%, 7/03/27 .. 3 3
992438381.UG.FTS.B, 29.49%, 7/03/27 .. 2 2
185,589
Upstart Network, Inc.
L1739433.UP.FTS.B, 8.57%, 9/20/24 .... 5,259 5,220
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... 791 784
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. 3,211 3,170
FW1738604.UP.FTS.B, 22.34%, 9/20/24 .. 2,628 2,588
FW1739127.UP.FTS.B, 25.16%, 9/20/24 .. 25,009 24,668
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 13,100 13,011
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 40,383 40,128
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 4,037 4,011
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . 1,217 1,210
L1914567.UP.FTS.B, 16.17%, 10/25/24 ... 2,672 2,649
FW1914469.UP.FTS.B, 17.25%, 10/25/24 . 3,595 1,005
L1914732.UP.FTS.B, 17.66%, 10/25/24 ... 8,207 8,140
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 3,957 3,920
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,683 1,664
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 1,233 1,223
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... 4,453 4,418
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 4,128 4,095
FW2056962.UP.FTS.B, 9.24%, 11/16/24 .. 8,263 8,198
L2054750.UP.FTS.B, 10.22%, 11/16/24 ... 4,133 4,100
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 2,494 2,474
L2057377.UP.FTS.B, 13.89%, 11/16/24 ... 1,672 1,659
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 2,520 2,491
L2057137.UP.FTS.B, 15.78%, 11/16/24 ... 3,373 3,331
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 1,262 1,248
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 1,692 1,672
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 4,245 4,180
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 1,532 1,509
L2057159.UP.FTS.B, 22.2%, 11/16/24 .... 8,704 8,205
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 1,967 1,937
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 1,125 1,108
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 1,213 1,194
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . 5,211 5,128
L2242043.UP.FTS.B, 6.01%, 12/13/24 .... 845 839
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 2,959 2,938
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 7,648 7,595
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... $ 5,096 $ 5,055
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 17,038 16,901
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 854 847
L2241531.UP.FTS.B, 11.26%, 12/13/24 ... 5,990 5,938
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 2,142 2,124
L2242354.UP.FTS.B, 13.2%, 12/13/24 .... 2,578 2,557
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 3,727 3,679
L2242471.UP.FTS.B, 15.28%, 12/13/24 ... 827 815
L2242159.UP.FTS.B, 16.13%, 12/13/24 ... 1,293 1,276
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 3,463 3,420
L2242317.UP.FTS.B, 18.48%, 12/13/24 ... 5,213 5,148
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 852 840
L2241965.UP.FTS.B, 20.43%, 12/13/24 ... 1,800 1,045
FW2242278.UP.FTS.B, 21.84%, 12/13/24 . 875 860
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 2,976 2,928
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 1,316 1,295
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 879 865
L2242692.UP.FTS.B, 25.15%, 12/13/24 ... 13,513 8,108
L2242027.UP.FTS.B, 25.21%, 12/13/24 ... 7,415 95
FW2242714.UP.FTS.B, 26.37%, 12/13/24 . 4,964 2,978
FW2241794.UP.FTS.B, 28.26%, 12/13/24 . 2,264 2,220
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 2,830 829
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 1,368 1,341
FW2465310.UP.FTS.B, 5.02%, 1/19/25 ... 2,515 2,500
L2465354.UP.FTS.B, 5.14%, 1/19/25 .... 1,253 1,245
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 6,875 6,834
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 3,915 3,891
L2465631.UP.FTS.B, 5.44%, 1/19/25 .... 953 947
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 2,177 2,163
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 26,119 25,962
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... 8,709 8,656
L2465894.UP.FTS.B, 5.74%, 1/19/25 .... 5,226 5,195
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 3,049 3,031
FW2465707.UP.FTS.B, 6.24%, 1/19/25 ... 1,308 1,300
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 13,457 13,372
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 5,235 5,204
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 1,094 1,087
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... 2,620 2,604
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 962 956
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 26,245 26,074
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 6,647 6,599
L2466062.UP.FTS.B, 9.54%, 1/19/25 .... 3,000 219
L2464979.UP.FTS.B, 10.54%, 1/19/25 .... 7,031 6,986
L2465916.UP.FTS.B, 11.44%, 1/19/25 .... 4,402 4,374
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 4,492 4,462
FW2465131.UP.FTS.B, 12.69%, 1/19/25 .. 10,506 10,434
L2465754.UP.FTS.B, 16.74%, 1/19/25 .... 889 880
L2465570.UP.FTS.B, 17.93%, 1/19/25 .... 17,807 17,631
FW2465119.UP.FTS.B, 19.64%, 1/19/25 .. 4,698 4,646
L2462700.UP.FTS.B, 20.56%, 1/19/25 .... 13,413 13,244
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 4,460 4,403
L2466210.UP.FTS.B, 20.93%, 1/19/25 .... 13,958 13,821
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 896 885
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 5,377 5,348
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 1,397 1,388
L2675489.UP.FTS.B, 9.63%, 2/22/25 .... 13,531 13,451
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... 2,256 2,242
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 7,769 7,723

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2676030.UP.FTS.B, 13.7%, 2/22/25 .... $ 10,888 $ 10,821
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... 2,272 2,251
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... 2,286 2,264
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 1,737 1,721
L2676045.UP.FTS.B, 19.66%, 2/22/25 .... 1,004 994
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 7,506 7,435
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 916 907
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 8,062 7,968
L2675247.UP.FTS.B, 21.23%, 2/22/25 .... 3,621 3,577
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. 1,009 1,000
FW2676277.UP.FTS.B, 22.93%, 2/22/25 .. 3,867 3,818
L2675338.UP.FTS.B, 23.21%, 2/22/25 .... 4,961 4,914
FW2676006.UP.FTS.B, 24.14%, 2/22/25 .. 2,540 2,509
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 2,721 2,687
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 6,441 6,365
FW2674989.UP.FTS.B, 25.83%, 2/22/25 .. 1,834 1,812
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 4,782 4,724
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 2,590 2,560
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 4,749 4,740
L2982581.UP.FTS.B, 11.78%, 4/20/25 .... 18,373 18,309
L2982336.UP.FTS.B, 12.28%, 4/20/25 .... 3,334 3,321
L2981009.UP.FTS.B, 14.77%, 4/20/25 .... 2,579 2,563
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 1,338 1,334
FW2981993.UP.FTS.B, 15.69%, 4/20/25 .. 1,076 1,021
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 21,967 21,838
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 5,160 5,118
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 12,492 12,391
L1739680.UP.FTS.B, 16.6%, 9/20/26 .... 13,453 13,299
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 7,187 7,105
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 13,476 13,288
L1723172.UP.FTS.B, 18.88%, 9/20/26 .... 2,196 614
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 13,545 13,356
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... 2,718 2,699
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 6,377 6,333
L1739694.UP.FTS.B, 22.68%, 9/20/26 .... 10,022 9,952
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 6,403 6,313
L1739499.UP.FTS.B, 25.07%, 9/20/26 .... 4,764 4,731
FW1739404.UP.FTS.B, 26.55%, 9/20/26 .. 2,825 2,800
FW1739462.UP.FTS.B, 27.3%, 9/20/26 ... 4,604 4,571
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. 4,239 4,209
L1738918.UP.FTS.B, 27.72%, 9/20/26 .... 3,936 3,863
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 5,536 5,496
FW1738592.UP.FTS.B, 28.44%, 9/20/26 .. 5,553 5,509
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,623 3,593
FW1739500.UP.FTS.B, 30.99%, 9/20/26 .. 12,733 12,621
FW1739495.UP.FTS.B, 32.86%, 9/20/26 .. 5,232 5,168
L1910370.UP.FTS.B, 14.66%, 10/25/26 ... 3,928 3,900
L1901600.UP.FTS.B, 16.72%, 10/25/26 ... 1,754 1,734
L1915014.UP.FTS.B, 19.01%, 10/25/26 ... 4,517 4,459
L1914615.UP.FTS.B, 19.05%, 10/25/26 ... 9,696 697
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 902 893
FW1915211.UP.FTS.B, 19.28%, 10/25/26 . 5,763 5,688
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 7,967 7,883
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 5,318 5,247
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 4,587 4,562
L1915064.UP.FTS.B, 20.48%, 10/25/26 ... 4,391 4,358
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 17,918 17,682
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 5,075 5,047
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1912265.UP.FTS.B, 23.3%, 10/25/26 .... $ 3,693 $ 3,673
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 923 918
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . 2,770 2,755
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 11,083 11,022
L1915269.UP.FTS.B, 23.56%, 10/25/26 ... 6,932 494
L1914923.UP.FTS.B, 23.8%, 10/25/26 .... 1,848 1,838
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 1,017 1,011
L1914712.UP.FTS.B, 24.22%, 10/25/26 ... 7,860 564
L1914714.UP.FTS.B, 24.73%, 10/25/26 ... 3,704 3,683
L1898888.UP.FTS.B, 25.15%, 10/25/26 ... 1,100 1,084
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 2,596 2,582
L1914184.UP.FTS.B, 25.37%, 10/25/26 ... 2,051 2,033
FW1914675.UP.FTS.B, 26.25%, 10/25/26 . 9,609 2,858
FW1915043.UP.FTS.B, 27.43%, 10/25/26 . 4,655 4,629
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 19,036 18,910
FW1914238.UP.FTS.B, 29.34%, 10/25/26 . 6,091 6,046
FW1914247.UP.FTS.B, 29.67%, 10/25/26 . 4,371 4,331
FW1914310.UP.FTS.B, 30.01%, 10/25/26 . 39,688 39,406
FW1915272.UP.FTS.B, 30.7%, 10/25/26 .. 1,763 1,752
FW1915225.UP.FTS.B, 30.8%, 10/25/26 .. 3,371 3,352
FW1914911.UP.FTS.B, 31.1%, 10/25/26 .. 2,507 2,485
FW1915025.UP.FTS.B, 31.16%, 10/25/26 . 4,111 4,087
FW1907740.UP.FTS.B, 31.19%, 10/25/26 . 927 921
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 3,844 3,823
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 16,222 16,127
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 36,049 35,837
L2043903.UP.FTS.B, 9.82%, 11/16/26 .... 16,612 16,513
L2056878.UP.FTS.B, 9.83%, 11/16/26 .... 4,578 1,118
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 4,542 4,504
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 9,103 9,027
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 14,599 14,477
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 10,959 10,868
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 8,244 8,175
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 2,758 2,736
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 8,261 8,161
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 13,759 13,643
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 4,136 4,086
FW2051020.UP.FTS.B, 15.91%, 11/16/26 . 12,875 12,719
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 921 910
L2056184.UP.FTS.B, 17.11%, 11/16/26 ... 10,732 10,637
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 8,297 8,196
L2057058.UP.FTS.B, 17.23%, 11/16/26 ... 6,915 6,831
FW2055936.UP.FTS.B, 17.39%, 11/16/26 . 1,418 382
FW2054200.UP.FTS.B, 17.46%, 11/16/26 . 12,729 12,540
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 2,216 2,198
L2055275.UP.FTS.B, 19%, 11/16/26 ..... 13,881 13,712
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 16,653 16,406
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... 21,489 21,309
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... 21,080 20,765
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... 23,181 22,836
L2051843.UP.FTS.B, 20.82%, 11/16/26 ... 13,001 12,842
L2052461.UP.FTS.B, 22.33%, 11/16/26 ... 46,343 45,904
FW2057201.UP.FTS.B, 22.39%, 11/16/26 . 3,690 3,643
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 2,500 2,459
L2056569.UP.FTS.B, 22.59%, 11/16/26 ... 12,896 12,126
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 4,554 4,495
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 18,560 18,383
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 6,445 6,386

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2053649.UP.FTS.B, 23.67%, 11/16/26 . $ 20,633 $ 20,381
FW2056098.UP.FTS.B, 23.67%, 11/16/26 . 6,585 6,234
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,867 1,850
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 934 925
L2053478.UP.FTS.B, 24.22%, 11/16/26 ... 2,430 2,407
L2052105.UP.FTS.B, 24.58%, 11/16/26 ... 4,928 1,425
FW2056667.UP.FTS.B, 24.73%, 11/16/26 . 4,725 4,473
FW2055944.UP.FTS.B, 24.96%, 11/16/26 . 1,660 1,630
L2055803.UP.FTS.B, 24.96%, 11/16/26 ... 1,404 1,391
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,878 1,860
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 1,311 1,299
L2055652.UP.FTS.B, 25.25%, 11/16/26 ... 1,124 1,114
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 1,124 1,114
L2046165.UP.FTS.B, 25.35%, 11/16/26 ... 2,484 722
L2054937.UP.FTS.B, 25.38%, 11/16/26 ... 2,837 2,686
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,405 1,392
L2055669.UP.FTS.B, 25.48%, 11/16/26 ... 2,324 2,301
L2056440.UP.FTS.B, 25.49%, 11/16/26 ... 30,721 28,907
L2052376.UP.FTS.B, 25.81%, 11/16/26 ... 4,731 4,480
FW2056110.UP.FTS.B, 26.13%, 11/16/26 . 15,027 14,880
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,876 1,858
FW2056882.UP.FTS.B, 26.32%, 11/16/26 . 4,690 4,647
FW2056482.UP.FTS.B, 26.96%, 11/16/26 . 4,726 4,477
FW2057264.UP.FTS.B, 27.1%, 11/16/26 .. 5,635 5,583
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,881 1,864
FW2055613.UP.FTS.B, 28.42%, 11/16/26 . 2,355 2,320
FW2054616.UP.FTS.B, 28.56%, 11/16/26 . 3,472 244
FW2055282.UP.FTS.B, 29.32%, 11/16/26 . 4,713 4,669
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 4,244 4,205
FW2056001.UP.FTS.B, 30.17%, 11/16/26 . 1,227 1,216
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 9,439 9,350
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 7,557 7,486
FW2056081.UP.FTS.B, 30.81%, 11/16/26 . 1,606 1,591
FW2055828.UP.FTS.B, 30.82%, 11/16/26 . 3,003 446
FW2056764.UP.FTS.B, 31.04%, 11/16/26 . 969 285
FW2055692.UP.FTS.B, 31.07%, 11/16/26 . 1,621 1,605
FW2056040.UP.FTS.B, 31.11%, 11/16/26 . 5,484 818
FW2056960.UP.FTS.B, 31.19%, 11/16/26 . 1,648 245
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 1,135 1,124
FW2056560.UP.FTS.B, 31.71%, 11/16/26 . 1,581 1,557
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 6,563 6,490
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 8,805 8,722
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 9,151 9,099
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 13,782 13,704
L2242361.UP.FTS.B, 9.11%, 12/13/26 .... 22,951 22,820
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 13,861 13,745
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 9,667 9,584
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 11,082 10,988
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 6,476 6,421
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 20,358 20,187
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 5,092 5,049
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... 13,857 13,741
L2242486.UP.FTS.B, 13.76%, 12/13/26 ... 3,525 3,496
FW2241307.UP.FTS.B, 13.77%, 12/13/26 . 2,783 2,760
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 27,834 27,601
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 15,410 15,281
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 10,676 10,587
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 6,979 6,893
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2239771.UP.FTS.B, 15.55%, 12/13/26 ... $ 25,134 $ 24,822
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 9,310 9,194
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 5,133 5,055
L2242066.UP.FTS.B, 17.12%, 12/13/26 ... 9,335 9,194
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 7,937 7,838
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 14,010 13,797
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 2,429 2,399
L2241897.UP.FTS.B, 17.92%, 12/13/26 ... 4,207 4,155
L2242575.UP.FTS.B, 18.06%, 12/13/26 ... 7,013 6,926
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 16,839 16,583
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 4,192 4,131
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 4,212 4,160
L2242638.UP.FTS.B, 19.38%, 12/13/26 ... 10,810 693
L2242212.UP.FTS.B, 19.99%, 12/13/26 ... 3,274 3,240
L2241910.UP.FTS.B, 20.19%, 12/13/26 ... 19,227 11,036
L2241971.UP.FTS.B, 20.32%, 12/13/26 ... 2,816 2,781
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... 5,841 5,780
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 12,225 12,100
L2234521.UP.FTS.B, 21.55%, 12/13/26 ... 8,426 8,338
L2238725.UP.FTS.B, 21.75%, 12/13/26 ... 4,806 1,340
FW2242024.UP.FTS.B, 21.89%, 12/13/26 . 1,789 1,767
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 7,064 6,959
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 20,434 20,224
L2233875.UP.FTS.B, 22.25%, 12/13/26 ... 25,425 25,165
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,826 2,797
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 5,689 5,585
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 6,363 6,295
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 4,677 4,627
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 5,659 5,601
L2242742.UP.FTS.B, 23.45%, 12/13/26 ... 1,926 539
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 5,192 5,139
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 5,478 5,422
FW2241799.UP.FTS.B, 24.1%, 12/13/26 .. 4,962 354
L2241503.UP.FTS.B, 24.24%, 12/13/26 ... 2,834 2,805
FW2239073.UP.FTS.B, 24.34%, 12/13/26 . 7,634 4,548
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 3,220 3,169
L2241958.UP.FTS.B, 24.65%, 12/13/26 ... 703 691
L2241657.UP.FTS.B, 24.98%, 12/13/26 ... 3,784 3,745
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 2,088 2,066
L2241647.UP.FTS.B, 25.19%, 12/13/26 ... 1,608 1,592
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 917 906
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... 8,515 8,385
L2242784.UP.FTS.B, 25.23%, 12/13/26 ... 5,488 5,431
L2241809.UP.FTS.B, 25.24%, 12/13/26 ... 6,826 1,979
FW2241952.UP.FTS.B, 25.3%, 12/13/26 .. 11,355 11,238
L2242418.UP.FTS.B, 25.33%, 12/13/26 ... 9,259 9,150
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,690 1,663
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,610 1,593
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 5,113 5,060
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,891 1,871
FW2241855.UP.FTS.B, 26.58%, 12/13/26 . 2,560 2,533
L2240058.UP.FTS.B, 26.7%, 12/13/26 .... 7,775 7,695
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 4,459 4,413
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 3,322 3,287
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 4,756 4,707
FW2241616.UP.FTS.B, 29.08%, 12/13/26 . 5,600 64
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,379 2,354
FW2242624.UP.FTS.B, 29.36%, 12/13/26 . 8,832 8,743

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2211495.UP.FTS.B, 29.38%, 12/13/26 . $ 19,043 $ 18,846
FW2241683.UP.FTS.B, 29.38%, 12/13/26 . 1,503 1,476
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 9,521 9,423
FW2242691.UP.FTS.B, 30.2%, 12/13/26 .. 23,831 23,584
FW2242593.UP.FTS.B, 30.22%, 12/13/26 . 4,458 1,299
FW2231506.UP.FTS.B, 30.63%, 12/13/26 . 42,522 42,080
FW2241145.UP.FTS.B, 30.66%, 12/13/26 . 2,980 1,786
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 10,257 3,012
FW2240660.UP.FTS.B, 30.84%, 12/13/26 . 4,387 4,341
FW2240706.UP.FTS.B, 30.86%, 12/13/26 . 12,267 12,129
FW2242733.UP.FTS.B, 30.97%, 12/13/26 . 1,422 1,400
FW2242045.UP.FTS.B, 30.98%, 12/13/26 . 2,289 2,266
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 1,049 1,038
FW2242256.UP.FTS.B, 31.07%, 12/13/26 . 1,049 1,038
FW2241302.UP.FTS.B, 31.08%, 12/13/26 . 3,127 458
FW2241745.UP.FTS.B, 31.13%, 12/13/26 . 5,111 5,055
FW2242085.UP.FTS.B, 31.21%, 12/13/26 . 4,949 4,897
FW2241988.UP.FTS.B, 31.24%, 12/13/26 . 2,101 2,079
FW2239509.UP.FTS.B, 31.82%, 12/13/26 . 5,724 (64)
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 4,365 4,318
L2465688.UP.FTS.B, 5.13%, 1/19/27 .... 2,778 2,771
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 41,698 41,591
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 24,105 24,044
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... 5,405 5,388
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 3,524 3,516
FW2451492.UP.FTS.B, 6.07%, 1/19/27 ... 46,378 46,261
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 7,031 7,013
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 5,570 5,556
L2464484.UP.FTS.B, 6.65%, 1/19/27 .... 4,141 4,128
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 4,645 4,633
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 13,939 13,905
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 9,944 9,899
L2444934.UP.FTS.B, 7.15%, 1/19/27 .... 4,180 4,161
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 18,604 18,521
L2465750.UP.FTS.B, 7.8%, 1/19/27 ..... 5,932 5,900
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,863 1,854
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 3,727 3,711
L2464080.UP.FTS.B, 8.9%, 1/19/27 ..... 5,594 5,569
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 8,860 8,821
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 9,872 9,829
L2464902.UP.FTS.B, 9.21%, 1/19/27 .... 8,516 8,022
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 3,547 3,530
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... 6,061 6,034
L2464368.UP.FTS.B, 9.62%, 1/19/27 .... 3,562 3,356
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 18,676 18,551
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 2,336 2,326
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 7,478 7,428
FW2465040.UP.FTS.B, 10.63%, 1/19/27 .. 14,774 14,676
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 4,679 4,648
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 5,615 5,578
L2465929.UP.FTS.B, 11.14%, 1/19/27 .... 14,038 13,945
L2464668.UP.FTS.B, 11.62%, 1/19/27 .... 7,309 1,009
L2466291.UP.FTS.B, 11.97%, 1/19/27 .... 47,007 46,720
FW2466175.UP.FTS.B, 12.09%, 1/19/27 .. 5,624 5,587
L2460937.UP.FTS.B, 12.4%, 1/19/27 .... 7,502 7,453
FW2465871.UP.FTS.B, 12.64%, 1/19/27 .. 8,443 8,388
L2465877.UP.FTS.B, 12.74%, 1/19/27 .... 2,408 613
FW2465212.UP.FTS.B, 14.46%, 1/19/27 .. 20,313 20,114
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2466145.UP.FTS.B, 14.56%, 1/19/27 .... $ 14,115 $ 14,024
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 9,977 9,912
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 4,710 4,680
FW2462910.UP.FTS.B, 15.73%, 1/19/27 .. 23,567 23,417
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,414 1,400
L2464766.UP.FTS.B, 16.43%, 1/19/27 .... 4,711 4,665
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 3,304 3,283
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 5,455 5,397
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 3,310 3,278
L2466373.UP.FTS.B, 18.71%, 1/19/27 .... 9,468 9,409
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 20,646 20,448
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 8,533 8,431
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 2,847 2,813
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 23,727 23,444
L2466185.UP.FTS.B, 20.91%, 1/19/27 .... 3,324 3,292
L2464801.UP.FTS.B, 21.24%, 1/19/27 .... 4,751 4,694
L2456627.UP.FTS.B, 21.31%, 1/19/27 .... 14,254 14,084
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 2,066 2,050
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 4,373 4,321
L2465669.UP.FTS.B, 21.93%, 1/19/27 .... 15,197 15,088
L2465393.UP.FTS.B, 22.66%, 1/19/27 .... 19,039 18,905
L2465191.UP.FTS.B, 22.76%, 1/19/27 .... 3,808 3,781
L2465105.UP.FTS.B, 22.96%, 1/19/27 .... 44,284 43,971
L2465595.UP.FTS.B, 23.08%, 1/19/27 .... 7,620 7,566
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,864 2,843
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 15,538 15,428
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 4,240 4,207
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,908 1,895
L2465923.UP.FTS.B, 24.48%, 1/19/27 .... 39,566 39,128
FW2464179.UP.FTS.B, 24.55%, 1/19/27 .. 4,400 313
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 12,788 12,698
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 3,180 3,020
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,865 2,845
L2465421.UP.FTS.B, 25.22%, 1/19/27 .... 8,590 8,530
L2465179.UP.FTS.B, 25.25%, 1/19/27 .... 1,242 1,227
L2464262.UP.FTS.B, 25.31%, 1/19/27 .... 2,141 629
L2465018.UP.FTS.B, 25.32%, 1/19/27 .... 2,006 1,992
L2464786.UP.FTS.B, 25.33%, 1/19/27 .... 1,318 1,302
L2464921.UP.FTS.B, 25.36%, 1/19/27 .... 1,452 1,372
L2465643.UP.FTS.B, 25.46%, 1/19/27 .... 11,082 11,004
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 4,013 3,985
L2459695.UP.FTS.B, 25.62%, 1/19/27 .... 9,257 8,791
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 4,751 4,716
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,927 2,904
L2459145.UP.FTS.B, 26.05%, 1/19/27 .... 2,192 2,166
FW2466211.UP.FTS.B, 26.21%, 1/19/27 .. 47,810 47,476
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,435 1,425
FW2465134.UP.FTS.B, 27.03%, 1/19/27 .. 3,439 521
L2466112.UP.FTS.B, 27.26%, 1/19/27 .... 1,400 99
FW2464891.UP.FTS.B, 27.37%, 1/19/27 .. 9,428 9,352
FW2465454.UP.FTS.B, 27.49%, 1/19/27 .. 3,400 239
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 5,748 5,708
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,437 1,427
L2465641.UP.FTS.B, 27.88%, 1/19/27 .... 1,820 1,808
FW2466130.UP.FTS.B, 28.33%, 1/19/27 .. 2,396 2,380
FW2465915.UP.FTS.B, 28.39%, 1/19/27 .. 8,646 2,541
FW2465743.UP.FTS.B, 28.47%, 1/19/27 .. 9,537 9,469
FW2465826.UP.FTS.B, 28.67%, 1/19/27 .. 4,835 4,592

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. $ 1,439 $ 1,422
FW2465234.UP.FTS.B, 28.94%, 1/19/27 .. 1,000 69
FW2466218.UP.FTS.B, 29.09%, 1/19/27 .. 29,273 27,833
FW2466138.UP.FTS.B, 29.57%, 1/19/27 .. 2,903 2,758
FW2465555.UP.FTS.B, 30.12%, 1/19/27 .. 1,345 1,336
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,430 1,419
FW2464615.UP.FTS.B, 30.21%, 1/19/27 .. 7,812 7,428
FW2465759.UP.FTS.B, 30.48%, 1/19/27 .. 5,285 5,248
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,498 2,481
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,922 1,909
FW2465597.UP.FTS.B, 30.68%, 1/19/27 .. 2,172 2,154
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 1,346 1,336
FW2465921.UP.FTS.B, 30.89%, 1/19/27 .. 1,248 1,240
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,634 1,623
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 961 955
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,731 1,719
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 3,435 3,270
FW2465907.UP.FTS.B, 30.98%, 1/19/27 .. 961 955
FW2465118.UP.FTS.B, 31.07%, 1/19/27 .. 8,687 8,630
FW2466031.UP.FTS.B, 31.12%, 1/19/27 .. 13,474 12,812
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 1,110 1,101
FW2464833.UP.FTS.B, 31.17%, 1/19/27 .. 1,163 1,105
FW2466113.UP.FTS.B, 31.17%, 1/19/27 .. 3,750 3,725
FW2465110.UP.FTS.B, 31.18%, 1/19/27 .. 10,465 9,943
FW2464670.UP.FTS.B, 31.19%, 1/19/27 .. 2,181 2,163
FW2464667.UP.FTS.B, 31.59%, 1/19/27 .. 7,409 7,358
FW2466172.UP.FTS.B, 31.96%, 1/19/27 .. 32,047 31,829
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 5,967 5,926
L2675293.UP.FTS.B, 5.43%, 2/22/27 .... 9,401 9,379
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 9,427 9,404
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 7,167 7,150
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 11,345 11,297
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 6,145 6,131
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 6,618 6,590
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 6,437 6,410
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 47,340 47,141
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... 28,253 28,073
L2676110.UP.FTS.B, 9.95%, 2/22/27 ..... 18,637 18,556
FW2676315.UP.FTS.B, 10.29%, 2/22/27 .. 5,212 5,179
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 32,250 32,049
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 14,230 14,142
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 8,073 8,023
L2675868.UP.FTS.B, 12.42%, 2/22/27 .... 14,143 14,051
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 14,270 14,190
L2675722.UP.FTS.B, 13.92%, 2/22/27 .... 2,856 2,838
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 14,280 14,191
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 4,381 4,353
FW2676429.UP.FTS.B, 14.76%, 2/22/27 .. 19,917 19,792
L2676222.UP.FTS.B, 14.9%, 2/22/27 .... 1,620 1,610
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 6,640 6,597
FW2676278.UP.FTS.B, 15.49%, 2/22/27 .. 5,151 5,104
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 9,243 9,158
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 4,294 4,255
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 4,581 4,552
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 9,545 9,458
FW2675671.UP.FTS.B, 16.46%, 2/22/27 .. 22,301 22,085
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 15,059 14,920
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 10,410 10,314
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. $ 20,631 $ 20,442
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 4,776 4,732
FW2675878.UP.FTS.B, 16.87%, 2/22/27 .. 4,258 4,230
L2675388.UP.FTS.B, 17.29%, 2/22/27 .... 45,785 45,365
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 3,824 3,789
FW2675427.UP.FTS.B, 17.47%, 2/22/27 .. 21,876 20,650
FW2675873.UP.FTS.B, 17.83%, 2/22/27 .. 6,548 6,503
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 14,323 14,189
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 47,880 47,439
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 10,426 10,309
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 5,747 5,683
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 34,487 34,099
FW2675562.UP.FTS.B, 19.58%, 2/22/27 .. 5,175 5,117
FW2676135.UP.FTS.B, 19.68%, 2/22/27 .. 42,032 39,674
FW2675827.UP.FTS.B, 19.75%, 2/22/27 .. 4,121 4,083
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 5,738 5,685
L2675775.UP.FTS.B, 20.06%, 2/22/27 .... 9,588 9,480
FW2676391.UP.FTS.B, 20.15%, 2/22/27 .. 5,185 5,133
L2675553.UP.FTS.B, 20.26%, 2/22/27 .... 969 915
L2676153.UP.FTS.B, 20.37%, 2/22/27 .... 4,795 4,741
L2635721.UP.FTS.B, 20.47%, 2/22/27 .... 9,592 9,484
FW2675953.UP.FTS.B, 20.7%, 2/22/27 ... 19,956 19,829
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 18,966 18,731
FW2674747.UP.FTS.B, 21.11%, 2/22/27 .. 6,718 6,642
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 7,679 7,608
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 3,233 918
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 5,582 5,501
FW2675431.UP.FTS.B, 21.46%, 2/22/27 .. 3,065 3,030
L2675263.UP.FTS.B, 21.9%, 2/22/27 .... 15,274 15,168
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 15,370 15,197
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... 4,315 4,281
L2675496.UP.FTS.B, 22.58%, 2/22/27 .... 5,768 5,728
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 8,656 8,595
FW2675593.UP.FTS.B, 22.9%, 2/22/27 ... 5,368 1,525
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 7,101 7,031
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 5,771 5,730
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 2,886 2,866
FW2675348.UP.FTS.B, 23.48%, 2/22/27 .. 14,981 14,246
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 9,622 9,555
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... 19,254 19,119
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 4,236 4,206
FW2675214.UP.FTS.B, 24.18%, 2/22/27 .. 4,237 4,207
L2674902.UP.FTS.B, 24.23%, 2/22/27 .... 1,925 1,841
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 5,296 5,259
FW2676247.UP.FTS.B, 24.33%, 2/22/27 .. 1,178 347
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 3,179 3,157
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,890 2,869
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 4,466 4,331
L2675434.UP.FTS.B, 25.07%, 2/22/27 .... 2,313 2,297
FW2676151.UP.FTS.B, 25.12%, 2/22/27 .. 1,050 1,042
L2676160.UP.FTS.B, 25.17%, 2/22/27 .... 11,372 11,292
FW2676004.UP.FTS.B, 25.24%, 2/22/27 .. 8,850 8,787
FW2675924.UP.FTS.B, 25.27%, 2/22/27 .. 2,035 2,016
FW2676248.UP.FTS.B, 25.38%, 2/22/27 .. 3,181 3,159
L2676002.UP.FTS.B, 25.39%, 2/22/27 .... 11,568 11,486
FW2676274.UP.FTS.B, 25.4%, 2/22/27 ... 24,678 23,466
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,517 2,496
L2675249.UP.FTS.B, 25.47%, 2/22/27 .... 2,158 2,052

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... $ 2,121 $ 2,106
L2676206.UP.FTS.B, 25.75%, 2/22/27 .... 4,328 4,279
L2652870.UP.FTS.B, 25.83%, 2/22/27 .... 3,742 3,594
FW2675099.UP.FTS.B, 26.05%, 2/22/27 .. 3,661 3,635
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 48,229 47,888
FW2676394.UP.FTS.B, 26.4%, 2/22/27 ... 5,690 5,645
FW2675377.UP.FTS.B, 26.49%, 2/22/27 .. 1,737 1,725
FW2674903.UP.FTS.B, 26.61%, 2/22/27 .. 4,054 4,025
FW2675884.UP.FTS.B, 26.71%, 2/22/27 .. 5,446 5,234
FW2676130.UP.FTS.B, 26.88%, 2/22/27 .. 5,695 5,655
FW2675610.UP.FTS.B, 26.91%, 2/22/27 .. 6,275 6,230
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 957 945
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 3,186 3,163
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 3,186 3,164
FW2676331.UP.FTS.B, 27.38%, 2/22/27 .. 7,436 7,383
L2675639.UP.FTS.B, 27.5%, 2/22/27 .... 1,519 1,507
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 6,954 6,905
FW2675681.UP.FTS.B, 27.55%, 2/22/27 .. 9,536 9,460
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 2,415 2,398
FW2675109.UP.FTS.B, 27.79%, 2/22/27 .. 5,887 5,599
FW2676194.UP.FTS.B, 28.21%, 2/22/27 .. 2,416 2,399
FW2676090.UP.FTS.B, 28.38%, 2/22/27 .. 19,332 19,194
FW2675967.UP.FTS.B, 29.34%, 2/22/27 .. 1,645 1,626
FW2676071.UP.FTS.B, 30.36%, 2/22/27 .. 2,130 2,115
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 6,754 6,703
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,550 1,538
FW2675592.UP.FTS.B, 30.67%, 2/22/27 .. 4,068 4,038
FW2674184.UP.FTS.B, 30.72%, 2/22/27 .. 5,900 5,849
FW2675098.UP.FTS.B, 30.74%, 2/22/27 .. 2,558 765
FW2675344.UP.FTS.B, 30.75%, 2/22/27 .. 3,196 3,173
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,356 1,341
FW2676378.UP.FTS.B, 30.97%, 2/22/27 .. 1,164 1,155
FW2676124.UP.FTS.B, 31.02%, 2/22/27 .. 21,371 20,321
FW2674790.UP.FTS.B, 31.08%, 2/22/27 .. 1,074 1,020
FW2675297.UP.FTS.B, 31.1%, 2/22/27 ... 969 962
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,734 1,714
FW2675440.UP.FTS.B, 31.15%, 2/22/27 .. 3,391 3,367
FW2676178.UP.FTS.B, 31.16%, 2/22/27 .. 4,943 4,886
FW2676365.UP.FTS.B, 31.2%, 2/22/27 ... 17,117 16,256
FW2676390.UP.FTS.B, 31.24%, 2/22/27 .. 2,035 2,020
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,420 2,403
FW2675516.UP.FTS.B, 31.31%, 2/22/27 .. 3,198 3,175
FW2676168.UP.FTS.B, 31.41%, 2/22/27 .. 3,392 3,367
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,907 2,886
FW2675477.UP.FTS.B, 31.5%, 2/22/27 ... 27,853 27,648
FW2675191.UP.FTS.B, 31.52%, 2/22/27 .. 4,589 4,359
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 9,373 8,904
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 7,465 7,411
FW2675325.UP.FTS.B, 31.93%, 2/22/27 .. 8,225 1,275
FW2676216.UP.FTS.B, 31.95%, 2/22/27 .. 5,817 5,775
FW2676191.UP.FTS.B, 31.98%, 2/22/27 .. 7,326 6,966
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. 8,631 8,568
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 7,769 7,764
L2982343.UP.FTS.B, 6.55%, 4/20/27 .... 14,546 14,531
L2981618.UP.FTS.B, 6.67%, 4/20/27 .... 12,633 12,621
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 8,752 8,744
L2981547.UP.FTS.B, 8.03%, 4/20/27 .... 11,673 11,647
L2982631.UP.FTS.B, 11.15%, 4/20/27 .... 6,230 6,207
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... $ 9,467 $ 9,446
FW2982593.UP.FTS.B, 14.46%, 4/20/27 .. 7,829 7,813
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 19,588 19,551
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. 9,483 9,448
L2981792.UP.FTS.B, 16.02%, 4/20/27 .... 12,518 12,478
FW2980031.UP.FTS.B, 17.09%, 4/20/27 .. 41,591 41,516
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 48,949 48,686
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 2,156 2,148
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 11,322 11,287
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 11,762 11,683
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 5,392 5,374
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 23,868 23,792
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 5,299 5,280
L2982345.UP.FTS.B, 23.66%, 4/20/27 .... 12,769 12,714
FW2981941.UP.FTS.B, 25.22%, 4/20/27 .. 2,478 2,355
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 14,407 14,344
L2982002.UP.FTS.B, 25.37%, 4/20/27 .... 6,587 6,565
L2982533.UP.FTS.B, 25.49%, 4/20/27 .... 2,065 2,058
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 3,147 3,137
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 9,538 9,512
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,950 2,941
FW2981809.UP.FTS.B, 26.39%, 4/20/27 .. 4,432 4,419
FW2981690.UP.FTS.B, 26.56%, 4/20/27 .. 14,951 14,905
L2982272.UP.FTS.B, 26.68%, 4/20/27 .... 5,516 5,499
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 5,015 4,980
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 3,247 3,237
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 13,285 13,245
FW2982117.UP.FTS.B, 27.79%, 4/20/27 .. 2,166 2,159
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 29,532 29,444
L2982235.UP.FTS.B, 28.2%, 4/20/27 .... 3,500 3,344
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,477 1,472
FW2981790.UP.FTS.B, 29.08%, 4/20/27 .. 2,462 2,455
FW2982246.UP.FTS.B, 30.31%, 4/20/27 .. 2,580 2,461
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,906 4,886
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,469 1,463
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 2,267 2,261
FW2981984.UP.FTS.B, 30.99%, 4/20/27 .. 8,674 8,650
FW2982057.UP.FTS.B, 31.09%, 4/20/27 .. 1,098 1,050
FW2982099.UP.FTS.B, 31.11%, 4/20/27 .. 3,435 3,421
FW2981979.UP.FTS.B, 31.12%, 4/20/27 .. 2,070 2,064
FW2982709.UP.FTS.B, 31.22%, 4/20/27 .. 2,779 2,651
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 9,268 9,244
FW2981291.UP.FTS.B, 31.84%, 4/20/27 .. 5,522 5,507
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,429 1,412
FW2241542.UP.FTS.B, 28.48%, 5/13/27 .. 2,877 2,845
FW2241443.UP.FTS.B, 29.46%, 5/13/27 .. 2,879 1,721
FW2242189.UP.FTS.B, 31.76%, 5/13/27 .. 4,713 4,669
L2464545.UP.FTS.B, 18.49%, 6/19/27 .... 19,566 18,468
FW2675527.UP.FTS.B, 21.31%, 7/22/27 .. 9,697 9,615
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,950 1,936
4,949,254
Total Marketplace Loans (Cost $9,694,332) .....
$9,237,918

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Strategic Income VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-42
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
At June 30, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 37 $ 4,385,656 9/21/22 $ 69,431
U.S. Treasury 2 Year Notes ..................... Long 50 10,500,781 9/30/22 (67,457)
U.S. Treasury 5 Year Notes ..................... Long 122 13,694,500 9/30/22 (116,412)
U.S. Treasury Long Bonds ..................... Short 22 3,049,750 9/21/22 23,406
U.S. Treasury Ultra Bonds ...................... Long 5 771,719 9/21/22 (17,038)
Total Futures Contracts ...................................................................... $(108,070)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 1,355,000 1,451,094 7/18/22 $ — $ (29,936)
Euro ............. JPHQ Sell 4,472,234 4,887,612 7/18/22 197,021 —
South Korean Won .. JPHQ Buy 950,000,000 766,691 7/26/22 — (29,389)
South Korean Won .. JPHQ Sell 950,000,000 748,267 7/26/22 10,966 —
Columbian Peso .... JPHQ Sell 6,000,000,000 1,489,093 9/01/22 58,890 —
Total Forward Exchange Contracts ................................................... $266,877 $(59,325)
Net unrealized appreciation (depreciation) ............................................ $207,551
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.37 . (1.00)% Quarterly 6/20/27 1,150,000 $ 115,109 $ 107,429 $ 7,680
CDX.NA.HY.38 . (5.00)% Quarterly 6/20/27 4,800,000 132,133 (212,894) 345,027
Total Centrally Cleared Swap Contracts ..................................... $247,242 $(105,465) $352,707

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-43
See Note 11 regarding other derivative information.
See A bbreviations on page FSI- 6 7 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 $ (654,390) $ (324,310) $ (330,080) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 925,000 (16,863) 2,136 (18,999) BBB
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR (36,075) — (36,075)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (1,321,654) (519,487) (802,167)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 1,000,000 (202,338) (65,134) (137,204)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 800,000 (12,351) — (12,351)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 1,100,000 (9,860) — (9,860)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 (61,224) — (61,224)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 16,272 6,761 9,511
Investment
Grade
Total OTC Swap Contracts .............................................. $(2,298,483) $(900,034) $(1,398,449)
Total Credit Default Swap Contracts .................................... $(2,051,241) $ (1,005,499) $(1,045,742)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-44
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $326,314,036
Cost - Non-controlled affiliates (Note 3e) ........................................................ 40,430,383
Value - Unaffiliated issuers .................................................................. $287,351,961
Value - Non-controlled affiliates (Note 3e) ....................................................... 35,335,232
Cash .................................................................................... 248,384
Receivables:
Investment securities sold ................................................................... 1,025,237
Capital shares sold ........................................................................ 40,584
Dividends and interest ..................................................................... 3,182,291
Deposits with brokers for:
OTC derivative contracts .................................................................. 1,990,000
Futures contracts ........................................................................ 158,170
Centrally cleared swap contracts ............................................................ 688,238
Variation margin on futures contracts ........................................................... 53,421
OTC swap contracts (upfront payments $25,350) ................................................... 8,897
Unrealized appreciation on OTC forward exchange contracts .......................................... 266,877
Unrealized appreciation on OTC swap contracts .................................................... 9,511
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 330,494,644
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,102,516
Capital shares redeemed ................................................................... 235,326
Management fees ......................................................................... 150,740
Distribution fees .......................................................................... 28,651
Trustees' fees and expenses ................................................................. 560
Variation margin on centrally cleared swap contracts ............................................... 206,900
OTC swap contracts (upfront receipts $1,298,500) .................................................. 908,931
Unrealized depreciation on OTC swap contracts .................................................... 1,407,960
Unrealized depreciation on OTC forward exchange contracts .......................................... 59,325
Accrued expenses and other liabilities ........................................................... 328,078
Total liabilities ......................................................................... 6,428,987
Net assets, at value ................................................................. $324,065,657
Net assets consist of:
Paid-in capital ............................................................................. $424,351,763
Total distributable earnings (losses) ............................................................. (100,286,106)
Net assets, at value ................................................................. $324,065,657

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-45
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $204,709,933
Shares outstanding ........................................................................ 22,768,150
Net asset value and maximum offering price per share ............................................. $8.99
Class 2:
Net assets, at value ....................................................................... $77,203,996
Shares outstanding ........................................................................ 8,922,710
Net asset value and maximum offering price per share ............................................. $8.65
Class 4:
Net assets, at value ....................................................................... $42,151,728
Shares outstanding ........................................................................ 4,720,088
Net asset value and maximum offering price per share ............................................. $8.93

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-46
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $221,433
Non-controlled affiliates (Note 3e) ............................................................. 708,137
Interest: (net of foreign taxes of $395)
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (412,764)
Paid in cash
a
........................................................................... 7,325,167
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,749
Non-controlled affiliates (Note 3e) ............................................................. 229
Total investment income ................................................................... 7,845,951
Expenses:
Management fees (Note 3 a ) ................................................................... 1,109,131
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 104,369
    Class 4 ................................................................................ 81,011
Custodian fees (Note 4 ) ...................................................................... 8,982
Reports to shareholders fees .................................................................. 41,532
Professional fees ........................................................................... 69,967
Trustees' fees and expenses .................................................................. 2,272
Marketplace lending fees (Note 1 h ) ............................................................. 139,774
Other .................................................................................... 64,090
Total expenses ......................................................................... 1,621,128
Expense reductions (Note 4 ) ............................................................... (2,518)
Expenses waived/paid by affilia tes (Note 3e) ................................................... (125,599)
Net expenses ......................................................................... 1,493,011
Net investment income ................................................................ 6,352,940

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
(continued)
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FSI-47
Franklin
Strategic
Income VIP
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $12,618)
Unaffiliated issuers ...................................................................... (12,748,813)
Non-controlled affiliates (Note 3e) ........................................................... (638,600)
Written options ........................................................................... (9,317)
Foreign currency transactions ................................................................ (17,299)
Forward exchange contracts ................................................................. 310,123
Futures contracts ......................................................................... 1,107,640
Swap contracts ........................................................................... 212,850
Net realized gain (loss) .................................................................. (11,783,416)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (36,148,188)
Non-controlled affiliates (Note 3e) ........................................................... (1,205,353)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,053)
Written options ........................................................................... (36,230)
Forward exchange contracts ................................................................. 114,878
Futures contracts ......................................................................... 212,211
Swap contracts ........................................................................... (961,026)
Change in deferred tax benefit ............................................................... (173,725)
Change in deferred taxes on unrealized appreciation ............................................... 13,698
Net change in unrealized appreciation (depreciation) ............................................ (38,184,788)
Net realized and unrealized gain (loss) ............................................................ (49,968,204)
Net increase (decrease) in net assets resulting from operations .......................................... $(43,615,264)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FSI-48
Franklin Strategic Income VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021 *
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,352,940 $12,098,516
Net realized gain (loss) ................................................. (11,783,416) 4,894,990
Net change in unrealized appreciation (depreciation) ........................... (38,184,788) (8,012,045)
Net increase (decrease) in net assets resulting from operations ................ (43,615,264) 8,981,461
Distributions to shareholders:
Class 1 ............................................................. (9,367,599) (8,780,267)
Class 2 ............................................................. (3,440,344) (3,050,922)
Class 4 ............................................................. (1,764,256) (1,678,261)
Total distributions to shareholders .......................................... (14,572,199) (13,509,450)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (6,726,498) (10,251,021)
Class 2 ............................................................. 1,234,242 (9,912,221)
Class 4 ............................................................. (720,893) (718,968)
Total capital share transactions ............................................ (6,213,149) (20,882,210)
Net increase (decrease) in net assets ................................... (64,400,612) (25,410,199)
Net assets:
Beginning of period ..................................................... 388,466,269 413,876,468
End of period .......................................................... $324,065,657 $388,466,269
*Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.

Franklin Templeton Variable Insurance Products Trust
FSI-49
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Strategic Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Strategic Income VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 77.1% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-50
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as "market level fair value"). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a TBA Basis
The Fund purchases securities on a to-be-announced (TBA)
basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be more or less than the trade date purchase price.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-51
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Franklin Strategic Income VIP Fund
(continued)
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At June 30, 2022, the Fund had no securities on loan.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-52
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Franklin Strategic Income VIP Fund
(continued)
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate and credit
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. The Fund did not hold any VRI at period end.
See Note 11 regarding other derivative information.
f. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-53
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
i. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
1. Organization and Significant Accounting Policies
(continued)
f. Mortgage Dollar Rolls
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-54
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year.
Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-55
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 206,141 $2,066,835 1,119,217 $11,967,151
Shares issued in reinvestment of distributions .......... 1,032,812 9,367,599 830,678 8,780,267
Shares redeemed ............................... (1,822,932) (18,160,932) (2,899,771) (30,998,439)
Net increase (decrease) .......................... (583,979) $(6,726,498) (949,876) $(10,251,021)
Class 2 Shares:
Shares sold ................................... 647,443 $6,253,911 1,656,006 $17,067,289
Shares issued in reinvestment of distributions .......... 394,083 3,440,344 299,698 3,050,922
Shares redeemed ............................... (886,596) (8,460,013) (2,909,726) (30,030,432)
Net increase (decrease) .......................... 154,930 $1,234,242 (954,022) $(9,912,221)
Class 4 Shares:
Shares sold ................................... 100,854 $1,052,735 516,341 $5,494,257
Shares issued in reinvestment of distributions .......... 195,811 1,764,256 159,987 1,678,261
Shares redeemed ............................... (356,884) (3,537,884) (744,790) (7,891,486)
Net increase (decrease) .......................... (60,219) $(720,893) (68,462) $(718,968)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-56
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-57
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 27,739,219 $ 5,100,000 $ (2,433,500) $ (638,600) $ (1,205,353) $ 28,561,766 3,738,451 $ 700,141
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% 9,106,742 68,841,947 (71,175,223) — — 6,773,466 6,773,466 7,996
Total Non-Controlled Affiliates $36,845,961 $73,941,947 $(73,608,723) $ (638,600) $ (1,205,353) $35,335,232 $ 708,137
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $12,912,000 $(12,912,000) $— $— $— — $229
Total Affiliated Securities ... $36,845,961 $86,853,947 $(86,520,723) $(638,600) $(1,205,353) $35,335,232 $708,366
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $381,451
Long term ................................................................................ 49,000,530
Total capital loss carryforwards ............................................................... $49,381,981
Cost of investments .......................................................................... $364,886,296
Unrealized appreciation ........................................................................ $5,777,730
Unrealized depreciation ........................................................................ (49,928,592)
Net unrealized appreciation (depreciation) .......................................................... $(44,150,862)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-58
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, bond discounts and premiums, swaps, financial futures transactions and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$84,340,015 and $95,000,774, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2022, the Fund had 29.3% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2022, the value of this security was $1,281,898, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-59
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
6,620 Riviera Resources Inc ........................ 8/08/18 98,638 —
Total Restricted Securities (Value is —% of Net Assets) .............. $214,499 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of June 30, 2022.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 92,837
a
Variation margin on futures
contracts
$ 200,907
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
266,877 Unrealized depreciation on OTC
forward exchange contracts
59,325
Credit contracts ............
Variation margin on centrally
cleared swap contracts
352,707
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
8,897 OTC swap contracts (upfront
receipts)
908,931
Unrealized appreciation on OTC
swap contracts
9,511 Unrealized depreciation on OTC
swap contracts
1,407,960
Total .................... $730,829 $2,577,123
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
10. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-60
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(58,383)
a
Investments $11,619
a
Written options (9,317) Written options (36,230)
Futures contracts 1,107,640 Futures contracts 212,211
Foreign exchange contracts .....
Investments (2,065)
a
Investments 6,859
a
Forward exchange contracts 310,123 Forward exchange contracts 114,878
Credit contracts ...............
Swap contracts 212,850 Swap contracts (961,026)
Value recovery instruments Investments (152,700)
b
Investments (507,558)
b
Total ....................... $1,408,148 $(1,159,247)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ......................... $30,605,914
Swap Contracts .......................... 19,198,285
Forward exchange contracts ................. 10,911,494
Options ................................. 2,393,996
VRI .................................... 267,597
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-61
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2022, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income VIP Fund
Derivatives
Forward exchange contracts ............................. $ 266,877 $ 59,325
Swap contracts ....................................... 18,408 2,316,891
Total ............................................. $285,285 $2,376,216
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 16,272 (16,272) — — —
GSCO ................... 2,136 (2,136) — — —
JPHQ ................... 266,877 (59,325) — — 207,552
Total ................... $285,285 $(77,733) $ — $— $207,552
$ 1
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-62
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page FSI- 67 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $36,075 $— $— $— $36,075
CITI ..................... 2,261,817 (16,272) — (1,990,000) 255,545
GSCO ................... 18,999 (2,136) — — 16,863
JPHQ ................... 59,325 (59,325) — — —
Total ................... $2,376,216 $(77,733) $— $(1,990,000) $308,483
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-63
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 292,019 $ — $ — $ 292,019
Machinery ............................ — 842,414 — 842,414
Media ............................... 88,410 — 1,042 89,452
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 2,819 — —
a
2,819
Management Investment Companies ......... — 28,561,766 — 28,561,766
Warrants :
Oil, Gas & Consumable Fuels ............. — —  —
a
—
Paper & Forest Products ................. — 5,061 — 5,061
Convertible Bonds ....................... — 13,089 — 13,089
Corporate Bonds :
Aerospace & Defense ................... — 1,542,833 — 1,542,833
Air Freight & Logistics ................... — 826,609 — 826,609
Airlines .............................. — 1,896,742 — 1,896,742
Auto Components ...................... — 3,716,363 — 3,716,363
Automobiles .......................... — 871,692 — 871,692
Banks ............................... — 9,294,143 — 9,294,143
Beverages ........................... — 1,569,035 — 1,569,035
Biotechnology ......................... — 644,520 — 644,520
Building Products ...................... — 1,179,933 — 1,179,933
Capital Markets ........................ — 4,104,707 — 4,104,707
Chemicals ........................... — 8,982,627 — 8,982,627
Commercial Services & Supplies ........... — 1,956,083 — 1,956,083
Communications Equipment .............. — 1,017,677 — 1,017,677
Construction & Engineering ............... — 688,359 — 688,359
Construction Materials .................. — 376,368 — 376,368
Consumer Finance ..................... — 644,434 — 644,434
Containers & Packaging ................. — 2,764,866 — 2,764,866
Diversified Consumer Services ............ — 748,632 — 748,632
Diversified Financial Services ............. — 1,444,451 — 1,444,451
Diversified Telecommunication Services ..... — 3,467,569 — 3,467,569
Electric Utilities ........................ — 5,339,188 — 5,339,188
Electrical Equipment .................... — 1,582,404 — 1,582,404
Electronic Equipment, Instruments &
Components ........................ — 1,522,498 — 1,522,498
Energy Equipment & Services ............. — 1,973,444 — 1,973,444
Entertainment ......................... — 1,545,059 — 1,545,059
Equity Real Estate Investment Trusts (REITs) . — 3,925,710 — 3,925,710
Food Products ........................ — 1,196,927 — 1,196,927
Gas Utilities .......................... — 224,204 — 224,204
Health Care Equipment & Supplies ......... — 412,210 — 412,210
Health Care Providers & Services .......... — 5,123,293 — 5,123,293
Hotels, Restaurants & Leisure ............. — 4,202,323 — 4,202,323
Household Durables .................... — 1,176,889 — 1,176,889
Household Products .................... — 1,216,675 — 1,216,675
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-64
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Independent Power and Renewable Electricity
Producers .......................... $ — $ 5,541,042 $ — $ 5,541,042
Insurance ............................ — 779,634 — 779,634
Interactive Media & Services .............. — 2,096,180 — 2,096,180
Internet & Direct Marketing Retail .......... — 1,917,175 — 1,917,175
IT Services ........................... — 3,459,819 — 3,459,819
Machinery ............................ — 732,099 — 732,099
Marine .............................. — 1,210,752 — 1,210,752
Media ............................... — 5,004,570 — 5,004,570
Metals & Mining ....................... — 1,036,471 — 1,036,471
Multiline Retail ........................ — 838,985 —
a
838,985
Oil, Gas & Consumable Fuels ............. — 16,522,203 — 16,522,203
Paper & Forest Products ................. — 1,149,637 — 1,149,637
Personal Products ..................... — 844,332 — 844,332
Pharmaceuticals ....................... — 3,708,935 — 3,708,935
Real Estate Management & Development .... — 2,459,869 — 2,459,869
Road & Rail .......................... — 1,873,347 — 1,873,347
Software ............................. — 1,205,001 — 1,205,001
Specialty Retail ........................ — 2,388,728 — 2,388,728
Technology Hardware, Storage & Peripherals . — 165,925 — 165,925
Thrifts & Mortgage Finance ............... — 848,296 — 848,296
Tobacco ............................. — 1,019,035 — 1,019,035
Trading Companies & Distributors .......... — 1,807,177 — 1,807,177
Transportation Infrastructure .............. — 114,367 — 114,367
Wireless Telecommunication Services ....... — 2,216,815 — 2,216,815
Senior Floating Rate Interests ............... — 2,410,986 — 2,410,986
Marketplace Loans ...................... — — 9,237,918 9,237,918
Foreign Government and Agency Securities .... — 23,112,971 — 23,112,971
U.S. Government and Agency Securities ....... — 53,435,252 — 53,435,252
Asset-Backed Securities .................. — 24,638,429 — 24,638,429
Commercial Mortgage-Backed Securities ...... — 1,620,713 — 1,620,713
Mortgage-Backed Securities ................ — 10,566,059 — 10,566,059
Municipal Bonds ......................... — 2,676,715 — 2,676,715
Residential Mortgage-Backed Securities ...... — 22,285,558 — 22,285,558
Escrows and Litigation Trusts ............... — 3,645 —
a
3,645
Short Term Investments ................... 6,773,466 — — 6,773,466
Total Investments in Securities ........... $7,156,714 $306,291,519 $9,238,960 $322,687,193
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 266,877 $ — $ 266,877
Futures contracts ........................ 92,837 — — 92,837
Swap contracts ......................... — 362,218 — 362,218
Total Other Financial Instruments ......... $92,837 $629,095 $— $721,932
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 59,325 $ — $ 59,325
Futures contracts ........................ 200,907 — — 200,907
Swap contracts .......................... — 1,407,960 — 1,407,960
Total Other Financial Instruments ......... $200,907 $1,467,285 $— $1,668,192
a
Includes securities determined to have no value at June 30, 2022.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-65
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 3 0 , 202 2 , are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Media ........... $ 2,779 $ — $ — $ — $ — $ — $ — $ (1,737) $ 1,042 $ (1,737)
Multiline Retail ...... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Warrants :
Oil, Gas & Consumable
Fuels .......... 3 — — — — — — (3) —
c
(3)
Corporate Bonds :
Multiline Retail ...... —
c
—
c
— — — — — — —
c
—
Marketplace Loans :
Diversified Financial
Services ........ 5,892,407 6,410,794 (2,706,579) — — — (7,380) (351,324) 9,237,918 (330,293)
Escrows and Litigation
Trusts ........... —
c
—  — — — —  — — —
c
—
Total Investments in
Securities ............ $5,895,189 $6,410,794 $(2,706,579) $— $— $— $(7,380) $(353,064) $9,238,960 $(332,033)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $8,804,191 Discounted cash flow Loss-adjusted discount rate
2.4% – 10.9%
(8.2%)
Decrease
c
Projected loss rate 13.8% – 19.6%
(17.3%)
Decrease
c
All Other Investments . . . . . . . 434,769
d,e
Total . . . . . . . . . . . . . .
.........
$9,238,960
a
Weighted based on the relative fair value of the financial instruments.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-66
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020- 04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at June 30, 2022.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FSI-67
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
Cu r rency
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series
number
CDX North America High Yield Index
MCDX.
NA.Series
Number
MCDX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
T-Note
Treasury Note

FUS-1
Semiannual Report
Franklin U.S. Government Securities VIP Fund
This semiannual report for Franklin U.S. Government Securities VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -6 .99 % total return for the six-month period ended June 30, 202 2 .
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FUS-2
Semiannual Report
Franklin U.S. Government Securities VIP Fund
Fund Goal and Main Investments
The Fund seeks income. Under normal market conditions,
the Fund invests at least 80% of its net assets in U.S.
government securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s share price and yield will be affected by interest
rate movements and mortgage prepayments. Bond prices
generally move in the opposite direction of interest rates.
Thus, as prices of bonds in the Fund adjust to a rise in
interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s
credit rating may affect its value. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Bloomberg U.S. Government - Intermediate
Index, posted a -5.77% total return.
1
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -10.35% total return for
the six months ended June 30, 2022.
1
High inflation amid
supply chain disruptions and increased consumer spending
led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to
the uncertainty surrounding the global economy. The yield
curve flattened notably during the period, reflecting investors’
expectations that short-term interest rates would continue to rise, while the outlook for long-term economic growth was
uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target in March 2022, the first such increase since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest-rate increases at future meetings.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -9.14% total return for the
six-month period.
1
The 10-year UST yield (which moves
inversely to price) grew notably, particularly beginning in
March 2022, amid high inflation and the Fed’s tightening
monetary stance. Mortgage-backed securities (MBS), as
measured by the Bloomberg U.S. MBS Index, posted a
-8.78% total return for the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
Portfolio Composition
6/30/22
% of Total Net
Assets
Mortgage-Backed Securities 76.7%
U.S. Government and Agency Securities 14.0%
Foreign Government and Agency Securities 2.0%
Corporate Bonds 1.6%
Short-Term Investments & Other Net Assets 5.7%
1. Source: Morningstar.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin U.S. Government Securities VIP Fund
FUS-3
Semiannual Report
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -14.19%
total return, and investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.39% total return.
1
Investment Strategy
Using our straightforward investment approach, we seek
to produce current income with a high degree of credit
safety from a conservatively managed portfolio of U.S.
government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive
investment opportunities.
Manager’s Discussion
All the fixed income sectors in which the Fund invests
posted negative total returns over the reporting period.
Treasury Inflation-Protected Securities (TIPS) represented
the best performing sector on a relative basis as the only
sector with positive excess returns, as measured by the
Bloomberg indexes. The other major fixed income sectors
in which the Fund allocates posted negative total returns
and underperformed similar duration U.S. Treasuries (USTs)
during the period. Within the agency MBS sector, on an
excess return basis, all major MBS sectors posted negative
excess returns with Ginnie Mae (GNMA) MBS performing
the best, followed by Fannie Mae (FNMA) and Freddie Mac
(FHLMC) MBS. For the GNMA coupon stack, higher coupon
4.0% through 5.0% were the best performers, while 1.5%
through 3.0% coupons lagged with negative excess returns.
At the May 2022 Federal Open Market Committee meeting,
the Fed announced plans to wind down its balance sheet
starting at the beginning of June with initial caps of $47.5 billion per month ($30 billion USTs and $17.5 billion MBS).
The runoff rate is expected to hit a peak of $95 billion ($60 billion USTs and $35 billion MBS) by September 2022. The
Fed had purchased around $3.1 trillion of agency MBS and
owned 32.0% of the agency MBS market. Agency MBS net
issuance year-to-date was $868 billion and is expected to be around $550 billion in 2022.
Zero-volatility option adjusted spreads (ZV-OAS) fluctuated
over the six-month reporting period but ended the period 7
basis points (bps) tighter, moving from 58 bps in January
2022 to 65 bps as of June 30, 2022.
The Primary Mortgage Market Survey rate increased
throughout the period, leaving only a small percentage of
the MBS universe in-the-money to refinance, compared to a
significantly larger figure in 2020. We expect prepayment risk to decline substantially for agency MBS securities.
The Fund maintains a consistent and disciplined approach to
our investment strategy. The Fund’s investment process and
strategy have not changed, and the team continues to look
for strong cash flow fundamentals and valuations, seeking
to uncover opportunities across the agency mortgage and
agency debenture universe. The Fund emphasizes agency
pass-throughs and invests in other agency securities for
diversification purposes.
The portfolio’s largest allocation remains in fixed-rate agency
MBS, primarily in 30-year GNMA II securities. Over the
period, we increased our exposure to USTs and agency
debentures, while decreasing agency MBS. The Fund’s
largest MBS allocation remained in 3.0% and 2.5% coupons.
The Fund’s U.S. yield curve positioning and allocation
to fixed-rate agency MBS detracted from performance.
Security selection in fixed-rate agency MBS and, to a lesser extent, agency securities contributed to returns. The Fund’s allocation to TIPS and Fannie Mae authorized delegated
underwriting services (DUS) also contributed to performance
over the period.
Thank you for your participation in Franklin U.S. Government
Securities VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin U.S. Government Securities VIP Fund
FUS-4
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $930.10 $2.56 $1,022.14 $2.68 0.53%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-5
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.85 $12.37 $12.34 $12.07 $12.36 $12.51
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.12 0.22 0.27 0.29 0.25
Net realized and unrealized gains (losses) (0.91) (0.32) 0.28 0.38 (0.22) (0.04)
Total from investment operations ........ (0.83) (0.20) 0.50 0.65 0.07 0.21
Less distributions from:
Net investment income .............. (0.29) (0.32) (0.47) (0.38) (0.36) (0.36)
Net asset value, end of period .......... $10.73 $11.85 $12.37 $12.34 $12.07 $12.36
Total return
c
....................... (6.99)% (1.62)% 4.08% 5.47% 0.60% 1.66%
Ratios to average net assets
d
Expenses
e
........................ 0.53% 0.53% 0.53% 0.51% 0.50% 0.50%
Net investment income ............... 1.46% 1.03% 1.81% 2.23% 2.38% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $40,190 $45,733 $52,307 $54,104 $59,213 $66,404
Portfolio turnover rate ................ 4.68% 80.81% 56.32% 24.16% 22.25% 80.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $12.08 $12.05 $11.79 $12.09 $12.24
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.09 0.19 0.24 0.25 0.21
Net realized and unrealized gains (losses) (0.89) (0.31) 0.27 0.37 (0.22) (0.04)
Total from investment operations ........ (0.82) (0.22) 0.46 0.61 0.03 0.17
Less distributions from:
Net investment income .............. (0.26) (0.29) (0.43) (0.35) (0.33) (0.32)
Net asset value, end of period .......... $10.49 $11.57 $12.08 $12.05 $11.79 $12.09
Total return
c
....................... (7.10)% (1.83)% 3.83% 5.23% 0.34% 1.34%
Ratios to average net assets
d
Expenses
e
........................ 0.78% 0.78% 0.78% 0.76% 0.75% 0.75%
Net investment income ............... 1.21% 0.78% 1.56% 1.98% 2.13% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $619,247 $730,340 $771,332 $771,866 $1,105,627 $1,223,491
Portfolio turnover rate ................ 4.68% 80.81% 56.32% 24.16% 22.25% 80.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin U.S. Government Securities VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-7
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.6%
Oil, Gas & Consumable Fuels 1.6%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 5,250,000 $ 5,173,177
Senior Note, 1.87%, 1/15/26 ........................... India 2,947,368 2,872,198
Senior Note, 2.06%, 1/15/26 ........................... India 2,500,000 2,444,370
10,489,745
Total Corporate Bonds (Cost $10,643,460) ......................................
10,489,745
Foreign Government and Agency Securities 2.0%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 12,359,308
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 987,000 973,323
Total Foreign Government and Agency Securities (Cost $13,404,249) ..............
13,332,631
U.S. Government and Agency Securities 14.0%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,871,783
Tennessee Valley Authority , 1.875%, 8/15/22 .................
United States 6,000,000 5,998,917
U.S. Treasury Bonds , 2.5%, 2/15/46 .......................
United States 6,000,000 5,092,266
U.S. Treasury Notes ,
a
0.125%, 7/15/24 ..................................... United States 6,350,000 7,807,220
2.375%, 8/15/24 ..................................... United States 22,000,000 21,715,547
2.25%, 8/15/27 ..................................... United States 31,040,000 29,821,438
0.625%, 8/15/30 ..................................... United States 8,500,000 7,049,023
United States International Development Finance Corp., Senior
Bond. , 4.01%, 5/15/30 ................................ United States 1,367,500 1,400,344
United States International Development Finance Corp., Senior
Note. , 2.12%, 3/20/24 ................................ United States 3,666,667 3,623,884
Total U.S. Government and Agency Securities (Cost $97,696,322) .................
92,380,422
Mortgage-Backed Securities 76.7%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 2.627%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 157,513 155,470
FHLMC, 2.327% - 3.535%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 5,076,089 5,189,980
5,345,450
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.5%
FHLMC Gold Pools, 15 Year, 4.5%, 3/01/25 - 4/01/25 .......... United States 272,596 279,115
FHLMC Gold Pools, 20 Year, 3.5%, 3/01/32 .................. United States 1,178,420 1,179,908
FHLMC Gold Pools, 30 Year, 3%, 5/01/43 ................... United States 160,937 154,038
FHLMC Gold Pools, 30 Year, 3.5%, 5/01/43 .................. United States 25,784 25,369
FHLMC Gold Pools, 30 Year, 4%, 9/01/40 - 12/01/41 ........... United States 2,535,103 2,567,978
FHLMC Gold Pools, 30 Year, 4.5%, 5/01/40 - 7/01/41 .......... United States 730,278 754,105
FHLMC Gold Pools, 30 Year, 5%, 9/01/33 - 4/01/40 ............ United States 2,123,649 2,224,388
FHLMC Gold Pools, 30 Year, 5.5%, 7/01/33 - 5/01/38 .......... United States 475,264 510,334
FHLMC Gold Pools, 30 Year, 6%, 1/01/24 - 8/01/35 ............ United States 424,830 453,563
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/23 - 5/01/35 ......... United States 142,088 149,779
FHLMC Gold Pools, 30 Year, 7%, 4/01/24 - 9/01/31 ............ United States 43,283 45,111
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 89,322 96,296
FHLMC Pool, 15 Year, 1.5%, 1/01/37 ....................... United States 11,167,099 10,172,692
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 7,515,329 7,088,712
FHLMC Pool, 15 Year, 2%, 9/01/36 ........................ United States 3,602,568 3,367,793
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,267,740 1,977,509
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 5,107,643 4,454,740
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ....................... United States 11,737,240 10,568,660
FHLMC Pool, 30 Year, 3%, 2/01/52 ........................ United States 4,654,090 4,340,870

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 9,024,456 $ 9,092,455
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,791,395 2,854,625
62,358,040
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.4%
FNMA, 1.649% - 2.856%, (12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 168,691 171,310
FNMA, 2.909%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 5,407,678 5,595,142
FNMA, 1.425% - 3.505%, (6-month USD LIBOR +/- MBS Margin),
6/01/23 - 3/01/37 .................................... United States 342,992 344,475
FNMA, 1.447% - 4.004%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 6,909,568 7,072,679
FNMA, 1.726% - 5.109%, (1-year CMT T-Note +/- MBS Margin),
12/01/22 - 12/01/40 .................................. United States 3,244,660 3,303,838
FNMA, 1.553% - 5.634%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 44,801 44,685
16,532,129
Federal National Mortgage Association (FNMA) Fixed Rate 20.8%
FNMA, 2.64%, 7/01/25 ................................. United States 2,322,265 2,276,986
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,447,331
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,935,183
FNMA, 5.5%, 4/01/34 .................................. United States 422,670 429,953
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 5,517,283 5,164,863
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 67,778 68,454
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 7,835,649 6,825,327
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 9,990,161 9,005,271
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 22,040,705 19,866,919
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 5,079,982 4,578,775
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,916,446 6,233,858
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 14,818,840 13,347,483
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 60,800 57,624
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 8,346,575 7,818,165
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 11,889,189 11,135,889
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,602,017 4,296,461
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 20,510,364 19,156,995
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 10,228,446 10,038,624
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,665,712 2,690,642
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,249,835 2,324,044
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,590,523 1,663,839
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 999,884 1,063,448
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 919,060 984,582
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 113,483 120,369
FNMA, 30 Year, 7.5%, 4/01/23 - 8/01/25 .................... United States 1,189 1,225
FNMA, 30 Year, 8%, 3/01/23 - 12/01/24 ..................... United States 7,415 7,462
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 30,037 30,121
136,569,893
Government National Mortgage Association (GNMA) Fixed Rate 43.2%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 8,616,542 9,049,624
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 269,480 290,551
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 218,675 238,483
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 110,201 118,251
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 6,160 6,548
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 110,106 119,118
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 227,077 216,208
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,681,580 3,752,614

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 5,473,430 $ 5,709,095
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 2,083,607 2,220,778
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 804,183 856,781
GNMA I, Single-family, 30 Year, 6.5%, 9/15/23 - 5/15/37 ........ United States 467,229 491,522
GNMA I, Single-family, 30 Year, 7%, 10/15/22 - 9/15/31 ......... United States 61,758 63,059
GNMA I, Single-family, 30 Year, 7.5%, 11/15/22 - 11/15/27 ....... United States 14,482 14,606
GNMA I, Single-family, 30 Year, 8%, 3/15/23 - 7/15/23 .......... United States 4,413 4,437
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 10,743 10,778
GNMA II, 30 Year, 6.5%, 4/20/34 .......................... United States 17,171 17,206
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,560,026 4,970,802
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 12,184,817 10,845,817
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 12,397,902 11,395,295
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 5,223,358 4,800,652
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 34,922,610 32,034,557
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 11,401,666 10,477,609
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,497,172 3,355,445
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 6,685,798 6,420,275
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 17,715,838 16,758,648
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 6,800,605 6,430,279
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 17,057,468 16,114,492
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 18,519,088 17,510,050
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 21,414,870 20,242,938
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 7,242,028 7,192,338
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 4,401,551 4,323,499
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 5,916,606 5,859,629
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 4,730,584 4,698,387
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 10,828,010 10,674,455
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 18,306,353 18,094,300
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 17,208,679 17,049,574
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,913,499 4,832,672
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 7,873,869 8,004,596
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 10,623,857 11,118,990
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 4,428,563 4,708,647
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,915,788 2,060,187
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,270,588 1,390,009
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 179,385 191,219
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 4,058 4,411
GNMA II, Single-family, 30 Year, 7.5%, 9/20/22 - 11/20/26 ....... United States 14,154 14,654
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,867 1,964
284,756,049
Total Mortgage-Backed Securities (Cost $552,527,808) ...........................
505,561,561
Total Long Term Investments (Cost $674,271,839) ...............................
621,764,359
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-10
See Abbreviations on page FUS- 19 .
Short Term Investments 5.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 5.5%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value
$36,354,949)
BNP Paribas Securities Corp. (Maturity Value $19,897,791)
Deutsche Bank Securities, Inc. (Maturity Value $1,036,116)
HSBC Securities (USA), Inc. (Maturity Value $15,421,042)
Collateralized by U.S. Government Agency Securities, 2% - 6%,
12/28/37 - 12/20/51; U.S. Government Agency Strips, 7/15/23; and
U.S. Treasury Notes, 0.25% - 0.75%, 7/31/25 - 3/31/26 (valued at
$37,091,877) ....................................... 36,353,524 $ 36,353,524
Total Repurchase Agreements (Cost $36,353,524) ...............................
36,353,524
Total Short Term Investments (Cost $36,353,524 ) ................................
36,353,524
a
Total Investments (Cost $710,625,363) 99.8% ...................................
$658,117,883
Other Assets, less Liabilities 0.2% .............................................
1,318,478
Net Assets 100.0% ...........................................................
$659,436,361
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation. See Note 1(d).
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-11
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $674,271,839
Cost - Unaffiliated repurchase agreements ...................................................... 36,353,524
Value - Unaffiliated issuers .................................................................. $621,764,359
Value - Unaffiliated repurchase agreements ...................................................... 36,353,524
Receivables:
Investment securities sold ................................................................... 44,915
Capital shares sold ........................................................................ 144,321
Interest ................................................................................. 2,325,855
Total assets .......................................................................... 660,632,974
Liabilities:
Payables:
Capital shares redeemed ................................................................... 389,405
Management fees ......................................................................... 265,887
Distribution fees .......................................................................... 128,028
Reports to shareholders fees ................................................................ 203,342
Trustees' fees and expenses ................................................................. 516
Accrued expenses and other liabilities ........................................................... 209,435
Total liabilities ......................................................................... 1,196,613
Net assets, at value ................................................................. $659,436,361
Net assets consist of:
Paid-in capital ............................................................................. $824,948,753
Total distributable earnings (losses) ............................................................. (165,512,392)
Net assets, at value ................................................................. $659,436,361
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $40,189,524
Shares outstanding ........................................................................ 3,745,116
Net asset value and maximum offering price per share ............................................. $10.73
Class 2:
Net assets, at value ....................................................................... $619,246,837
Shares outstanding ........................................................................ 59,047,700
Net asset value and maximum offering price per share ............................................. $10.49

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FUS-12
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(2,929,334)
Paid in cash
a
........................................................................... 9,966,722
Total investment income ................................................................... 7,037,388
Expenses:
Management fees (Note 3 a ) ................................................................... 1,715,334
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 831,416
Custodian fees (Note 4 ) ...................................................................... 4,185
Reports to shareholders fees .................................................................. 53,992
Professional fees ........................................................................... 38,812
Trustees' fees and expenses .................................................................. 3,952
Other .................................................................................... 77,194
Total expenses ......................................................................... 2,724,885
Expense reductions (Note 4 ) ............................................................... (2,342)
Net expenses ......................................................................... 2,722,543
Net investment income ................................................................ 4,314,845
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,427,852)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (55,983,679)
Net realized and unrealized gain (loss) ............................................................ (57,411,531)
Net increase (decrease) in net assets resulting from operations .......................................... $(53,096,686)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
FUS-13
Franklin U.S. Government Securities VIP
Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,314,845 $6,406,162
Net realized gain (loss) ................................................. (1,427,852) (1,218,981)
Net change in unrealized appreciation (depreciation) ........................... (55,983,679) (20,478,100)
Net increase (decrease) in net assets resulting from operations ................ (53,096,686) (15,290,919)
Distributions to shareholders:
Class 1 ............................................................. (1,054,646) (1,306,180)
Class 2 ............................................................. (14,822,650) (18,489,910)
Total distributions to shareholders .......................................... (15,877,296) (19,796,090)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,394,825) (4,450,471)
Class 2 ............................................................. (46,267,746) (8,028,841)
Total capital share transactions ............................................ (47,662,571) (12,479,312)
Net increase (decrease) in net assets ................................... (116,636,553) (47,566,321)
Net assets:
Beginning of period ..................................................... 776,072,914 823,639,235
End of period .......................................................... $659,436,361 $776,072,914

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin U.S. Government Securities VIP Fund
FUS-14
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin U.S. Government Securities VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2022, 58.6% of the Fund’s shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund offers
two classes of shares: Class 1 and Class 2. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-15
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2022.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-16
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.485% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 73,615 $824,494 329,260 $3,998,564
Shares issued in reinvestment of distributions .......... 99,589 1,054,646 109,579 1,306,180
Shares redeemed ............................... (287,825) (3,273,965) (806,875) (9,755,215)
Net increase (decrease) .......................... (114,621) $(1,394,825) (368,036) $(4,450,471)
Class 2 Shares:
Shares sold ................................... 1,532,181 $16,914,888 7,704,467 $91,000,875
Shares issued in reinvestment of distributions .......... 1,432,140 14,822,650 1,585,755 18,489,910
Shares redeemed ............................... (7,066,313) (78,005,284) (9,976,144) (117,519,626)
Net increase (decrease) .......................... (4,101,992) $(46,267,746) (685,922) $(8,028,841)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-17
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $45,193,949
Long term ................................................................................ 67,027,146
Total capital loss carryforwards ............................................................... $112,221,095
Cost of investments .......................................................................... $713,400,352
Unrealized appreciation ........................................................................ $931,692
Unrealized depreciation ........................................................................ (56,214,161)
Net unrealized appreciation (depreciation) .......................................................... $(55,282,469)
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-18
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$31,786,767 and $91,062,501, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FUS-19
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

FVA-1
Semiannual Report
Franklin VolSmart Allocation VIP Fund
This semiannual report for Franklin VolSmart Allocation VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -14.12% total return* for the six-month period ended June 30, 2022.
*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. For the period beginning 5/20/22, Class 1 performance reflects no 12b-1 fee expenses, which affects future performance. Class 1 Performance prior to 5/20/22 reflects historical
Class 5 performance, which includes a 12b-1 fee expense of 0.15% per year. Since 5/20/22 (effective date), the aggregate total return of Class 1 shares was -1.99%.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FVA-2
Semiannual Report
Franklin VolSmart Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Generally,
investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no
guarantee that the Fund’s volatility management strategy will be successful; moreover, achieving the Fund’s strategy of
limiting the Fund’s annual volatility does not mean the Fund will achieve a positive or competitive return. Bond prices
generally move in the opposite direction of interest rates.
Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.
Derivative investments involve costs and can create
economic leverage in the Fund’s portfolio, which may result
in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the
Fund’s initial investment. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Because the Fund invests in underlying
funds, and the Fund’s performance is directly related to
the performance of the underlying funds held by it, the
ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. The Fund is actively managed but there
is no guarantee that the manager’s investment decisions
will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s equity
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -19.96% total return, while the Fund’s fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -10.35% total return for the period under review.
1
The Fund’s Blended Benchmark, a combination of leading
stock and bond indexes that better reflects the asset
allocation of the Fund’s portfolio, posted a -15.12% total
return for the same period.
2
Portfolio Composition
*
6/30/22
% of Total
Net Assets
Common Stocks 63.5%
Domestic Fixed Income 24.1%
Domestic Hybrid 8.0%
Foreign Equity 1.3%
Short-Term Investments & Other Net Assets 3.1%
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
FVA-3
Semiannual Report
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
-19.96% total return for the six months ended June 30,
2022.
1
Concerns surrounding higher inflation, geopolitical
stability and rising interest rates pressured stocks,
particularly in the second half of the period. Elevated
demand combined with supply chain disruptions led to the
highest inflation since 1981 and borrowing costs increased
from historically low levels. Russia’s invasion of Ukraine
injected further uncertainty into financial markets, provoking significant volatility in commodity and equity prices.
Gross domestic product growth contracted in the first quarter of 2022 amid lower investments in inventories and a growing
trade deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 4.0% in January 2022 to
3.6% in June 2022, but a relative lack of available workers
fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate in March 2022 for the first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it will continue to reduce its bond holdings, and it anticipated instituting further interest-rate increases at future meetings.
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -10.35% total return for
the six months ended June 30, 2022.
1
High inflation amid
supply chain disruptions and increased consumer spending
led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to
the uncertainty surrounding the global economy. The yield
curve flattened notably during the period, reflecting investors’
expectations that short-term interest rates would continue to rise, while the outlook for long-term economic growth was
uncertain.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -9.14% total return for the
six-month period.
1
The 10-year UST yield (which moves
inversely to price) grew notably, particularly beginning in
March 2022, amid high inflation and the Fed’s tightening
monetary stance. Mortgage-backed securities (MBS), as
measured by the Bloomberg U.S. MBS Index, posted a
-8.78% total return for the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -14.19%
total return, and investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.39% total return.
1
Investment Strategy
Under normal market conditions, the Fund seeks to achieve
its investment goal by allocating its assets across certain
asset classes, sectors and strategies in an attempt to
produce a diversified portfolio that will generate returns,
while minimizing the expected volatility of the Fund’s returns
Top 10 Holdings
6/30/22
Issuer
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 15.6%
Western Asset Core Plus Bond Fund, Class IS 8.5%
Franklin Income VIP Fund, Class 1 8.0%
Microsoft Corp. 4.7%
Apple, Inc. 2.2%
UnitedHealth Group, Inc. 1.5%
Texas Instruments, Inc. 1.4%
Raytheon Technologies Corp. 1.3%
iShares Core MSCI EAFE ETF 1.3%
Roper Technologies, Inc. 1.2%

Franklin VolSmart Allocation VIP Fund
FVA-4
Semiannual Report
so that volatility does not exceed a target of 10% per year
(volatility within the 10% target is referred to as “Target
Volatility”). The Fund’s assets are primarily invested in its
“core portfolio,” which is principally composed of various
U.S. equity and fixed income investments and strategies,
including investments in other mutual funds and ETFs that
provide exposure to such investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Manager’s Discussion
Asset Allocation
The Fund’s cross-asset allocation positioning, in aggregate, detracted from relative performance throughout much of
the period as the portfolio’s equity position remained toward the upper band of its allowable range. The overweight
exposure to equities and underweight to fixed income had a
negative impact amid growing investor concerns over rising
inflation, tightening monetary policy, geopolitical instability and slowing economic growth. However, the Fund’s volatility
hedges served to reduce equity weight and added value
beyond the core equity allocation detraction.
Equities
The Franklin Rising Dividends Strategy, the largest
underlying equity strategy in the Fund, contributed to
performance, due in part to its focus on dividend-paying
equities. The Franklin Smart Beta Equity Strategy also
contributed, as its overweighting to quality and style value factors made positive impacts.
Fixed Income
The Fund’s fixed income exposures detracted from relative
returns. The Franklin Core Bond ETF comprised the bulk of
the fixed income allocation and declined, underperforming its benchmark.
Multi-Asset
A small allocation to the Franklin Income Fund was a
meaningful contributor to relative performance for the period.
The fund’s dividend orientation and exposure to the energy
sector were primary drivers of outperformance.
Hedging
Overall, hedging strategies had a positive impact on
performance as equity markets fell precipitously during the
period. Specifically, the volatility overlay added meaningful value as it was engaged for much of the period, building in
position as a result.
Positioning
There were no portfolio changes during the period.
Derivatives
The Fund holds two hedging strategies: one tail hedge, or
VIX-linked note, and one volatility overlay, which holds S&P
500 Index futures when engaged.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin VolSmart Allocation VIP Fund
FVA-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. May 20, 2022 for Actual; January 1, 2022 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period. For Actual expenses, the multiplier is 41/365 to reflect the number of days since the effective date.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
1
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
5/20/22–6/30/22
2,3
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
2,3
a
Net
Annualized
Expense
Ratio
3
1 $1,000 $980.10 $0.69 $1,024.10 $0.15 0.65%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-6
a
Period Ended
June 30, 2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $13.60
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.35
Net realized and unrealized gains (losses) ............................................................. (0.62)
Total from investment operations ...................................................................... (0.27)
Less distributions from:
Net investment income ............................................................................ (0.25)
Net realized gains ............................................................................... (1.21)
Total distributions ................................................................................. (1.46)
Net asset value, end of period ........................................................................ $11.87
Total return
e
..................................................................................... (1.99)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 0.86%
Expenses net of waiver and payments by affiliates
g,h
....................................................... 0.65%
Net investment income ............................................................................. 5.41%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $4
Portfolio turnover rate .............................................................................. 26.79%
a
For the period May 20, 2022 (effective date) to June 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Based on average daily shares outstanding.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.57 $14.55 $12.60 $10.82 $11.67 $10.10
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.26 0.24 0.22 0.21 0.16
Net realized and unrealized gains (losses) (2.31) 2.19 1.86 1.70 (1.02) 1.41
Total from investment operations ........ (2.18) 2.45 2.10 1.92 (0.81) 1.57
Less distributions from:
Net investment income .............. (0.25) (0.64) (0.15) — (0.04) —
Net realized gains ................. (1.21) (0.79) — (0.14) — —
Total distributions ................... (1.46) (1.43) (0.15) (0.14) (0.04) —
Net asset value, end of period .......... $11.93 $15.57 $14.55 $12.60 $10.82 $11.67
Total return
d
....................... (14.01)% 17.62% 16.85% 17.82% (6.93)% 15.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.87% 0.88% 0.88% 1.12% 1.10% 1.14%
Expenses net of waiver and payments by
affiliates
f ,g
......................... 0.65% 0.65% 0.65% 0.90% 0.75% 0.73%
Net investment income ............... 1.86% 1.75% 1.85% 1.87% 1.85% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $32 $48 $45 $39 $33 $36
Portfolio turnover rate ................ 26.79% 41.28% 69.19% 4.99% 6.28% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.52 $14.52 $12.59 $10.80 $11.65 $10.07
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.23 0.23 0.23 0.22 0.17
Net realized and unrealized gains (losses) (2.30) 2.18 1.86 1.70 (1.01) 1.41
Total from investment operations ........ (2.18) 2.41 2.09 1.93 (0.79) 1.58
Less distributions from:
Net investment income .............. (0.23) (0.62) (0.16) — (0.06) —
Net realized gains ................. (1.21) (0.79) — (0.14) — —
Total distributions ................... (1.44) (1.41) (0.16) (0.14) (0.06) —
Net asset value, end of period .......... $11.90 $15.52 $14.52 $12.59 $10.80 $11.65
Total return
d
....................... (14.08)% 17.36% 16.78% 17.95% (6.85)% 15.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.02% 1.03% 1.03% 1.02% 1.00% 1.04%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.80% 0.80% 0.80% 0.80% 0.65% 0.63%
Net investment income ............... 1.76% 1.57% 1.70% 1.97% 1.95% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $169,723 $209,784 $195,818 $185,381 $171,173 $188,240
Portfolio turnover rate ................ 26.79% 41.28% 69.19% 4.99% 6.28% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin VolSmart Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-9
a a
Shares
a
Value
a
Common Stocks 63.5%
Aerospace & Defense 2.8%
Curtiss-Wright Corp. ................................................. 405 $ 53,484
General Dynamics Corp. .............................................. 5,105 1,129,481
Huntington Ingalls Industries, Inc. ....................................... 271 59,029
L3Harris Technologies, Inc. ............................................ 906 218,980
Lockheed Martin Corp. ............................................... 1,426 613,123
Northrop Grumman Corp. ............................................. 843 403,435
Raytheon Technologies Corp. .......................................... 23,361 2,245,226
4,722,758
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc. .......................................... 544 55,145
United Parcel Service, Inc., B .......................................... 10,498 1,916,305
1,971,450
Automobiles 0.4%
a
Tesla, Inc. ......................................................... 1,124 756,924
a
Banks 0.4%
First Horizon Corp. .................................................. 2,682 58,628
JPMorgan Chase & Co. ............................................... 5,990 674,534
733,162
Beverages 1.2%
Coca-Cola Co. (The) ................................................. 14,553 915,529
PepsiCo, Inc. ...................................................... 6,425 1,070,791
1,986,320
Biotechnology 2.0%
AbbVie, Inc. ....................................................... 12,499 1,914,347
Amgen, Inc. ....................................................... 2,880 700,704
a
Regeneron Pharmaceuticals, Inc. ....................................... 562 332,215
a
United Therapeutics Corp. ............................................. 255 60,088
a
Vertex Pharmaceuticals, Inc. ........................................... 1,395 393,097
3,400,451
Building Products 0.9%
a
Builders FirstSource , Inc. ............................................. 977 52,465
Carlisle Cos., Inc. ................................................... 2,844 678,607
Johnson Controls International plc ....................................... 16,147 773,118
Owens Corning ..................................................... 603 44,809
1,548,999
Capital Markets 0.6%
Blackstone, Inc. .................................................... 3,763 343,298
Nasdaq, Inc. ....................................................... 4,225 644,482
987,780
Chemicals 3.3%
Air Products and Chemicals, Inc. ........................................ 5,490 1,320,235
Albemarle Corp. .................................................... 5,130 1,072,067
CF Industries Holdings, Inc. ........................................... 1,037 88,902
Ecolab, Inc. ........................................................ 4,085 628,110
Huntsman Corp. .................................................... 1,576 44,680
Linde plc .......................................................... 6,395 1,838,754
LyondellBasell Industries NV, A ......................................... 1,217 106,439
Mosaic Co. (The) ................................................... 1,668 78,780

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-10
a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) ............................................ 1,600 $ 358,256
5,536,223
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................................... 2,920 1,090,708
Rollins, Inc. ........................................................ 1,649 57,583
1,148,291
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 1,292 121,112
Cisco Systems, Inc. ................................................. 18,548 790,887
Juniper Networks, Inc. ................................................ 1,904 54,264
966,263
Consumer Finance 0.4%
American Express Co. ............................................... 2,661 368,868
Capital One Financial Corp. ........................................... 1,886 196,502
a
Credit Acceptance Corp. .............................................. 100 47,341
Synchrony Financial ................................................. 2,504 69,161
681,872
Containers & Packaging 0.1%
Graphic Packaging Holding Co. ......................................... 2,589 53,075
Packaging Corp. of America ........................................... 489 67,237
Sealed Air Corp. .................................................... 945 54,545
174,857
Distributors 0.0%
†
Genuine Parts Co. .................................................. 621 82,593
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 656 61,789
H&R Block, Inc. ..................................................... 1,848 65,271
Service Corp. International ............................................ 954 65,940
193,000
Diversified Financial Services 0.4%
a
Berkshire Hathaway, Inc., B ............................................ 2,593 707,941
a
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 20,111 421,527
Lumen Technologies, Inc. ............................................. 5,764 62,885
Verizon Communications, Inc. .......................................... 17,040 864,780
1,349,192
Electric Utilities 0.2%
Exelon Corp. ....................................................... 4,837 219,213
NRG Energy, Inc. ................................................... 1,599 61,034
OGE Energy Corp. .................................................. 1,370 52,827
333,074
Electrical Equipment 0.2%
nVent Electric plc ................................................... 11,620 364,055
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., A .................................................. 2,510 161,594
a
Arrow Electronics, Inc. ............................................... 475 53,243
Avnet, Inc. ........................................................ 1,181 50,641

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-11
a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ....................................................... 3,519 $ 110,883
Jabil, Inc. ......................................................... 962 49,264
425,625
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 852 53,241
Equity Real Estate Investment Trusts (REITs) 0.7%
American Campus Communities, Inc. .................................... 881 56,798
Cousins Properties, Inc. .............................................. 1,664 48,639
EPR Properties ..................................................... 1,114 52,280
Extra Space Storage, Inc. ............................................. 553 94,076
Gaming and Leisure Properties, Inc. ..................................... 1,236 56,683
Kimco Realty Corp. .................................................. 2,933 57,985
Life Storage, Inc. .................................................... 495 55,272
Medical Properties Trust, Inc. .......................................... 3,075 46,955
National Retail Properties, Inc. ......................................... 1,282 55,126
Omega Healthcare Investors, Inc. ....................................... 1,933 54,491
Public Storage ..................................................... 803 251,074
Realty Income Corp. ................................................. 1,501 102,458
Rexford Industrial Realty, Inc. .......................................... 918 52,868
SL Green Realty Corp. ............................................... 951 43,889
VICI Properties, Inc. ................................................. 3,839 114,364
WP Carey, Inc. ..................................................... 952 78,883
1,221,841
Food & Staples Retailing 1.1%
Costco Wholesale Corp. .............................................. 1,889 905,360
Kroger Co. (The) .................................................... 1,635 77,384
Walgreens Boots Alliance, Inc. ......................................... 3,230 122,417
Walmart, Inc. ...................................................... 5,910 718,538
1,823,699
Food Products 1.1%
Archer-Daniels-Midland Co. ........................................... 2,937 227,911
Bunge Ltd. ........................................................ 643 58,314
General Mills, Inc. ................................................... 2,600 196,170
Hershey Co. (The) .................................................. 689 148,245
McCormick & Co., Inc. ............................................... 10,020 834,165
Mondelez International, Inc., A .......................................... 4,200 260,778
Tyson Foods, Inc., A ................................................. 1,354 116,525
1,842,108
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................................ 782 51,651
Health Care Equipment & Supplies 3.5%
Abbott Laboratories .................................................. 10,510 1,141,912
Becton Dickinson and Co. ............................................. 6,931 1,708,699
a
Edwards Lifesciences Corp. ........................................... 2,769 263,304
a
Hologic , Inc. ....................................................... 776 53,777
Medtronic plc ...................................................... 12,900 1,157,775
STERIS plc ........................................................ 400 82,460
Stryker Corp. ...................................................... 7,965 1,584,477
5,992,404
Health Care Providers & Services 3.1%
AmerisourceBergen Corp. ............................................. 697 98,612

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-12
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc. ................................................. 1,222 $ 63,874
a
Centene Corp. ..................................................... 2,577 218,040
Chemed Corp. ..................................................... 118 55,388
Cigna Corp. ....................................................... 1,539 405,557
CVS Health Corp. ................................................... 8,997 833,662
Elevance Health, Inc. ................................................ 1,257 606,603
HCA Healthcare, Inc. ................................................. 1,069 179,656
a
Henry Schein, Inc. ................................................... 731 56,097
a
Molina Healthcare, Inc. ............................................... 245 68,504
Premier, Inc., A ..................................................... 1,574 56,160
Quest Diagnostics, Inc. ............................................... 572 76,065
UnitedHealth Group, Inc. .............................................. 4,846 2,489,051
5,207,269
Hotels, Restaurants & Leisure 1.4%
Choice Hotels International, Inc. ........................................ 459 51,238
McDonald's Corp. ................................................... 7,703 1,901,717
Starbucks Corp. .................................................... 3,000 229,170
Yum! Brands, Inc. ................................................... 1,380 156,644
2,338,769
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,443 95,512
Lennar Corp., A ..................................................... 1,151 81,226
a
NVR, Inc. ......................................................... 14 56,058
PulteGroup, Inc. .................................................... 1,284 50,885
Tempur Sealy International, Inc. ........................................ 2,292 48,980
Toll Brothers, Inc. ................................................... 1,148 51,201
Whirlpool Corp. ..................................................... 322 49,868
433,730
Household Products 1.0%
Colgate-Palmolive Co. ............................................... 8,370 670,772
Procter & Gamble Co. (The) ........................................... 6,765 972,739
1,643,511
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................................... 6,980 1,213,194
Insurance 0.8%
American International Group, Inc. ...................................... 1,941 99,243
Assured Guaranty Ltd. ............................................... 990 55,232
Axis Capital Holdings Ltd. ............................................. 989 56,462
Chubb Ltd. ........................................................ 1,039 204,247
Erie Indemnity Co., A ................................................. 2,190 420,896
Loews Corp. ....................................................... 881 52,208
Old Republic International Corp. ........................................ 2,425 54,223
Progressive Corp. (The) .............................................. 1,457 169,405
Travelers Cos., Inc. (The) ............................................. 563 95,220
Unum Group ....................................................... 1,775 60,386
W R Berkley Corp. .................................................. 796 54,335
1,321,857
Interactive Media & Services 1.3%
a
Alphabet, Inc., A .................................................... 448 976,309
a
Alphabet, Inc., C .................................................... 407 890,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-13
a a
Shares
a
Value
a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Meta Platforms, Inc., A ............................................... 2,685 $ 432,956
2,299,557
Internet & Direct Marketing Retail 0.6%
a
Amazon.com, Inc. ................................................... 9,138 970,547
a
IT Services 3.0%
Accenture plc, A .................................................... 6,995 1,942,162
Amdocs Ltd. ....................................................... 802 66,815
Cognizant Technology Solutions Corp., A .................................. 2,619 176,756
International Business Machines Corp. ................................... 4,399 621,095
Jack Henry & Associates, Inc. .......................................... 310 55,806
Mastercard , Inc., A .................................................. 2,178 687,115
Paychex, Inc. ...................................................... 1,620 184,469
Switch, Inc., A ...................................................... 1,700 56,950
Visa, Inc., A ........................................................ 6,725 1,324,085
Western Union Co. (The) .............................................. 3,191 52,556
5,167,809
Leisure Products 0.0%
†
a
Mattel, Inc. ........................................................ 2,312 51,627
a
Life Sciences Tools & Services 0.8%
Danaher Corp. ..................................................... 600 152,112
West Pharmaceutical Services, Inc. ...................................... 3,810 1,152,030
1,304,142
Machinery 1.0%
Allison Transmission Holdings, Inc. ...................................... 1,408 54,138
Crane Holdings Co. .................................................. 606 53,061
Donaldson Co., Inc. ................................................. 6,205 298,709
Dover Corp. ....................................................... 6,194 751,456
PACCAR, Inc. ...................................................... 1,575 129,686
Pentair plc ........................................................ 9,950 455,411
1,742,461
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 1,954 53,794
Nexstar Media Group, Inc., A ........................................... 324 52,773
Omnicom Group, Inc. ................................................ 1,046 66,536
173,103
Metals & Mining 0.2%
a
Cleveland-Cliffs, Inc. ................................................. 2,997 46,064
Nucor Corp. ....................................................... 1,305 136,255
Reliance Steel & Aluminum Co. ......................................... 316 53,676
Steel Dynamics, Inc. ................................................. 983 65,025
United States Steel Corp. ............................................. 2,394 42,877
343,897
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
New Residential Investment Corp. ....................................... 5,086 47,401
Multiline Retail 0.8%
a
Dollar Tree, Inc. .................................................... 1,021 159,123
Kohl's Corp. ....................................................... 1,519 54,213
Macy's, Inc. ........................................................ 2,628 48,145

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-14
a a
Shares
a
Value
a
Common Stocks
(continued)
Multiline Retail (continued)
Target Corp. ....................................................... 7,270 $ 1,026,742
1,288,223
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,610 153,111
NiSource, Inc. ...................................................... 2,001 59,009
212,120
Oil, Gas & Consumable Fuels 3.0%
APA Corp. ......................................................... 1,674 58,423
Chevron Corp. ..................................................... 10,959 1,586,644
ConocoPhillips ..................................................... 6,428 577,299
Continental Resources, Inc. ........................................... 812 53,064
Coterra Energy, Inc. ................................................. 3,365 86,783
Devon Energy Corp. ................................................. 2,731 150,506
Diamondback Energy, Inc. ............................................. 748 90,620
EOG Resources, Inc. ................................................ 7,518 830,288
Exxon Mobil Corp. ................................................... 14,372 1,230,818
PDC Energy, Inc. ................................................... 658 40,539
Pioneer Natural Resources Co. ......................................... 1,110 247,619
Valero Energy Corp. ................................................. 872 92,676
5,045,279
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................................... 854 44,758
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. .............................................. 10,734 826,518
Eli Lilly & Co. ...................................................... 3,059 991,820
Johnson & Johnson ................................................. 10,881 1,931,486
Merck & Co., Inc. ................................................... 9,803 893,739
Organon & Co. ..................................................... 1,592 53,730
Pfizer, Inc. ......................................................... 30,425 1,595,183
6,292,476
Professional Services 0.2%
a
CACI International, Inc., A ............................................. 207 58,329
a
FTI Consulting, Inc. .................................................. 353 63,840
Leidos Holdings, Inc. ................................................. 689 69,389
Robert Half International, Inc. .......................................... 655 49,053
Science Applications International Corp. .................................. 681 63,401
304,012
Road & Rail 0.8%
a
Avis Budget Group, Inc. .............................................. 319 46,919
JB Hunt Transport Services, Inc. ........................................ 2,545 400,761
Knight-Swift Transportation Holdings, Inc. ................................. 1,204 55,733
Norfolk Southern Corp. ............................................... 3,260 740,966
Ryder System, Inc. .................................................. 716 50,879
Schneider National, Inc., B ............................................ 2,401 53,734
1,348,992
Semiconductors & Semiconductor Equipment 5.2%
a
Advanced Micro Devices, Inc. .......................................... 8,137 622,236
Analog Devices, Inc. ................................................. 11,724 1,712,759
Applied Materials, Inc. ................................................ 4,106 373,564
Broadcom, Inc. ..................................................... 1,564 759,807
a
Cirrus Logic, Inc. .................................................... 701 50,851

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-15
a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ......................................................... 19,411 $ 726,165
KLA Corp. ......................................................... 766 244,415
Lam Research Corp. ................................................. 635 270,605
Micron Technology, Inc. ............................................... 5,301 293,039
NVIDIA Corp. ...................................................... 3,684 558,458
a
ON Semiconductor Corp. ............................................. 2,138 107,563
QUALCOMM, Inc. ................................................... 5,390 688,519
Texas Instruments, Inc. ............................................... 15,324 2,354,533
8,762,514
Software 6.3%
a
Aspen Technology, Inc. ............................................... 304 55,839
a
Cadence Design Systems, Inc. ......................................... 691 103,671
CDK Global, Inc. .................................................... 1,052 57,618
a
Fortinet, Inc. ....................................................... 3,295 186,431
Microsoft Corp. ..................................................... 30,824 7,916,528
a
Palo Alto Networks, Inc. .............................................. 447 220,791
Roper Technologies, Inc. .............................................. 5,165 2,038,367
a
Synopsys, Inc. ..................................................... 377 114,495
10,693,740
Specialty Retail 1.9%
Advance Auto Parts, Inc. .............................................. 310 53,658
a
AutoNation, Inc. .................................................... 483 53,980
a
AutoZone, Inc. ..................................................... 114 245,000
Best Buy Co., Inc. ................................................... 1,001 65,255
Dick's Sporting Goods, Inc. ............................................ 772 58,186
Lithia Motors, Inc., A ................................................. 192 52,763
Lowe's Cos., Inc. .................................................... 9,628 1,681,723
a
O'Reilly Automotive, Inc. .............................................. 343 216,694
Penske Automotive Group, Inc. ......................................... 500 52,345
Ross Stores, Inc. ................................................... 9,100 639,093
a
Ulta Beauty, Inc. .................................................... 144 55,509
Williams-Sonoma, Inc. ............................................... 478 53,034
3,227,240
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. ........................................................ 27,682 3,784,683
Dell Technologies, Inc., C ............................................. 1,496 69,130
Hewlett Packard Enterprise Co. ......................................... 7,210 95,605
HP, Inc. ........................................................... 6,286 206,055
NetApp, Inc. ....................................................... 1,099 71,699
4,227,172
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., B ....................................................... 9,515 972,433
Ralph Lauren Corp. .................................................. 589 52,804
Tapestry, Inc. ...................................................... 1,723 52,586
1,077,823
Tobacco 0.7%
Altria Group, Inc. .................................................... 10,522 439,504
Philip Morris International, Inc. ......................................... 7,773 767,506
1,207,010
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., A ........................................ 695 52,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-16
a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................................................... 1,639 $ 744,811
797,012
Total Common Stocks (Cost $79,123,679) ......................................
107,843,019
a
Investments In Underlying Funds and Exchange Traded Funds
33.4%
Domestic Fixed Income 24.1%
b
Franklin Liberty U.S. Core Bond ETF ..................................... 1,200,150 26,565,320
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,455,148 14,376,858
40,942,178
Domestic Hybrid 8.0%
b
Franklin Income VIP Fund, Class 1 ...................................... 902,748 13,550,251
Foreign Equity 1.3%
iShares Core MSCI EAFE ETF ......................................... 36,862 2,169,329
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$65,468,411) ................................................................
56,661,758
Total Long Term Investments (Cost $144,592,090) ...............................
164,504,777
a
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 3,091,649 3,091,649
Total Money Market Funds (Cost $3,091,649) ...................................
3,091,649
Total Short Term Investments (Cost $3,091,649 ) .................................
3,091,649
a
Total Investments (Cost $147,683,739) 98.7% ...................................
$167,596,426
Other Assets, less Liabilities 1.3% .............................................
2,162,826
Net Assets 100.0% ...........................................................
$169,759,252
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-17
At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 224 $ 42,442,400 9/16/22 $ (668,458)
Total Futures Contracts ...................................................................... $(668,458)
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 8/30/22 4,000,000 $ (599)
Total Return Swap Contracts .................................................................... $(599)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See Abbreviations on page FVA- 30 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-18
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $81,900,678
Cost - Non-controlled affiliates (Note 3e) ........................................................ 65,783,061
Value - Unaffiliated issuers .................................................................. $110,012,348
Value - Non-controlled affiliates (Note 3e) ....................................................... 57,584,078
Receivables:
Investment securities sold ................................................................... 7,265,085
Capital shares sold ........................................................................ 5,683
Dividends ............................................................................... 141,906
Affiliates ................................................................................ 26,797
Deposits with brokers for:
Futures contracts ........................................................................ 2,352,000
Variation margin on futures contracts ........................................................... 355,600
Total assets .......................................................................... 177,743,497
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,713,728
Capital shares redeemed ................................................................... 56,467
Management fees ......................................................................... 108,212
Distribution fees .......................................................................... 21,348
Trustees' fees and expenses ................................................................. 550
Unrealized depreciation on OTC swap contracts .................................................... 599
Accrued expenses and other liabilities ........................................................... 83,341
Total liabilities ......................................................................... 7,984,245
Net assets, at value ................................................................. $169,759,252
Net assets consist of:
Paid-in capital ............................................................................. $135,840,783
Total distributable earnings (losses) ............................................................. 33,918,469
Net assets, at value ................................................................. $169,759,252
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,365
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share ............................................. $11.87
Class 2:
Net assets, at value ....................................................................... $32,146
Shares outstanding ........................................................................ 2,695
Net asset value and maximum offering price per share ............................................. $11.93
Class 5:
Net assets, at value ....................................................................... $169,722,741
Shares outstanding ........................................................................ 14,266,744
Net asset value and maximum offering price per share ............................................. $11.90

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-19
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,198,897
Non-controlled affiliates (Note 3e) ............................................................. 1,190,858
Interest:
Unaffiliated issuers ........................................................................ 1,279
Total investment income ................................................................... 2,391,034
Expenses:
Management fees (Note 3 a ) ................................................................... 747,155
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 140,059
Custodian fees (Note 4 ) ...................................................................... 2,804
Reports to shareholders fees .................................................................. 8,191
Professional fees ........................................................................... 48,106
Trustees' fees and expenses .................................................................. 1,446
Other .................................................................................... 7,842
Total expenses ......................................................................... 955,603
Expense reductions (Note 4 ) ............................................................... (331)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (209,793)
Net expenses ......................................................................... 745,479
Net investment income ................................................................ 1,645,555
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,213,960
Non-controlled affiliates (Note 3e) ........................................................... 115,320
Futures contracts ......................................................................... 3,747,123
Swap contracts ........................................................................... 27,368
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e) ........................................................... 265,359
Net realized gain (loss) .................................................................. 13,369,130
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (35,064,519)
Non-controlled affiliates (Note 3e) ........................................................... (8,252,801)
Futures contracts ......................................................................... (668,458)
Swap contracts ........................................................................... (566)
Net change in unrealized appreciation (depreciation) ............................................ (43,986,344)
Net realized and unrealized gain (loss) ............................................................ (30,617,214)
Net increase (decrease) in net assets resulting from operations .......................................... $(28,971,659)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-20
Franklin VolSmart Allocation VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,645,555 $3,214,793
Net realized gain (loss) ................................................. 13,369,130 15,665,750
Net change in unrealized appreciation (depreciation) ........................... (43,986,344) 13,859,014
Net increase (decrease) in net assets resulting from operations ................ (28,971,659) 32,739,557
Distributions to shareholders:
Class 1 ............................................................. (536) —
Class 2 ............................................................. (3,925) (4,360)
Class 5 ............................................................. (18,414,714) (18,228,062)
Total distributions to shareholders .......................................... (18,419,175) (18,232,422)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,000 —
Class 2 ............................................................. (5,000) —
Class 5 ............................................................. 7,318,364 (537,826)
Total capital share transactions ............................................ 7,318,364 (537,826)
Net increase (decrease) in net assets ................................... (40,072,470) 13,969,309
Net assets:
Beginning of period ..................................................... 209,831,722 195,862,413
End of period .......................................................... $169,759,252 $209,831,722

Franklin Templeton Variable Insurance Products Trust
FVA-21
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin VolSmart Allocation VIP Fund (Fund) is included in
this report. The Fund invests a large percentage of its assets in mutual funds (Underlying Funds) and exchange traded
funds (ETFs), including affiliated funds managed by Franklin
Templeton (FT Underlying Funds). Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2022, 98.2% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 5. Effective May 20, 2022, the Fund began offering
a new class of shares, Class 1. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-22
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-23
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2022, the Fund had OTC
derivatives in a net liability position of $599.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and
market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 9 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-24
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-25
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2022
a
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 368 $5,000 — $—
Net increase (decrease) .......................... 368 $5,000 — $—
Class 2 Shares:
Shares redeemed ............................... (366) $(5,000) — $—
Net increase (decrease) .......................... (366) $(5,000) — $—
Class 5 Shares:
Shares sold ................................... 469,984 $6,756,536 1,228,354 $18,215,053
Shares issued in reinvestment of distributions .......... 1,550,060 18,414,714 1,272,021 18,228,062
Shares redeemed ............................... (1,269,459) (17,852,886) (2,466,397) (36,980,941)
Net increase (decrease) .......................... 750,585 $7,318,364 33,978 $(537,826)
a
For the period May 20, 2022 (effective date) to June 30, 2022 for Class 1.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-26
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the period ended June 30, 2022, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 16,987,187 $ 961,317 $ (2,311,000) $ 115,320 $ (2,202,573) $ 13,550,251 902,748 $ 961,317
a
Franklin Liberty U.S. Core Bond
ETF .................... 25,689,597 3,976,251 — — (3,100,528) 26,565,320 1,200,150 284,141
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 4,067,757 26,837,772 (27,813,880) — — 3,091,649 3,091,649 3,342
Western Asset Core Plus Bond
Fund, Class IS ............ 17,152,572 173,986 — — (2,949,700) 14,376,858 1,455,148 207,417
Total Non-Controlled Affiliates $63,897,113 $31,949,326 $(30,124,880) $115,320 $(8,252,801) $57,584,078 $1,456,217
Total Affiliated Securities .... $63,897,113 $31,949,326 $(30,124,880) $115,320 $(8,252,801) $57,584,078 $1,456,217
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in Statement of Operations.
3.Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-27
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$49,214,308 and $57,306,025, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $147,809,413
Unrealized appreciation ........................................................................ $33,425,544
Unrealized depreciation ........................................................................ (14,307,588)
Net unrealized appreciation (depreciation) .......................................................... $19,117,956

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-28
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
9. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts and swap contracts represented $17,999,695 and $4,742,857, respectively.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 668,458
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
599
Total .................... $— $669,057
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $3,747,123 Futures contracts $(668,458)
Swap contracts 27,368 Swap contracts (566)
Total ....................... $3,774,491 $(669,024)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-29
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 107,843,019 $ — $ — $ 107,843,019
Management Investment Companies ......... 56,661,758 — — 56,661,758
Short Term Investments ................... 3,091,649 — — 3,091,649
Total Investments in Securities ........... $167,596,426 $— $— $167,596,426
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 668,458 $ — $ — $ 668,458
Swap contracts .......................... — 599 — 599
Total Other Financial Instruments ......... $668,458 $599 $— $669,057
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-30
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

Semiannual Report
Templeton Developing Markets VIP Fund
This semiannual report for Templeton Developing Markets VIP Fund covers the period ended June 30 , 2022 .
Class 1 Performance Summary as of June 30 , 2022
The Fund’s Class 1 Shares posted a -21.81% total return for the six-month period ended June 30, 2022.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
Templeton Developing Markets VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in emerging market investments.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments. Investments in developing markets, of which
frontier markets are a subset, involve heightened risks
related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks
are typically even less developed in frontier markets, as well as various factors including the increased potential for
extreme price volatility, illiquidity, trade barriers and
exchange controls, the risks associated with developing
markets are magnified in frontier markets. The Fund is
actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the
resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other
countries have imposed broad-ranging economic sanctions
on Russia and certain Russian individuals, banking
entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also
imposed economic sanctions on Belarus and may impose
sanctions on other countries that support Russia’s military
invasion. These sanctions, as well as any other economic
consequences related to the invasion, such as additional
sanctions, boycotts or changes in consumer or purchaser
preferences or cyberattacks on governments, companies or
individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to
the invasion. To the extent that the Fund has exposure to
Russian investments or investments in countries affected
by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund
could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the
Fund may have to counterparties in Russia or in countries
affected by the invasion could negatively impact the Fund’s
portfolio. The extent and duration of Russia’s military
actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken
by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect
global supply chains, inflation and global growth. These
and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund,
even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the MSCI Emerging Markets (EM) Index-NR,
posted a -17.63% total return for the same period.
1
Please
note, index performance numbers are for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research.
Economic and Market Overview
Emerging market economies continued to grow during the
six months ended June 30, 2022, though high levels of
inflation, the spread of the Omicron variant of COVID-19
and Russia’s invasion of Ukraine restrained growth. Many
emerging market central banks raised their benchmark
interest rates to stem inflation, continuing a trend that started in early 2021. During the period, emerging market equities
Geographic Composition
6/30/22
% of Total
Net Assets
Asia 79.8%
Latin America & Caribbean 10.4%
North America 3.5%
Europe 2.3%
Other 0.8%
Short-Term Investments & Other Net Assets 3.2%

Templeton Developing Markets VIP Fund

Semiannual Report
were hurt by investor concerns about Russia’s invasion
of Ukraine, rising inflation and accompanying interest-
rate hikes, and Chinese government regulations targeting
technology companies.
Regarding individual countries, China’s year-on-year
economic growth rate accelerated in the first quarter of
2022, though poor retail sales and employment figures in
March raised the possibility of an economic slowdown in the
near future. Taiwan’s year-on-year growth rate moderated
in 2022’s first quarter, with private spending slowing and
government spending contracting. South Korea’s year-on-
year growth rate moderated in the first quarter of 2022, as
investment and spending weakened amidst government
restrictions to slow the spread of COVID-19. India’s year-
on-year growth moderated in 2022’s first quarter, dragged
down by outbreaks of the Omicron variant, high energy
prices and supply chain disruptions. Russia’s year-on-year
growth rate moderated in 2022’s first quarter as domestic
spending weakened amid widespread international sanctions
imposed in response to the country’s invasion of Ukraine.
Brazil’s year-on-year growth rate accelerated slightly in
the first quarter of 2022, in part due to an increase in
private spending spurred by the lifting of COVID-19-related
restrictions. Overall growth was constrained by net negative trade, as imports outpaced exports.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate once
during the period in an ongoing effort to spur growth in the face of COVID-19-related headwinds and high commodity
prices. In contrast, the central banks of Taiwan, South Korea and India all raised their benchmark interest rates multiple times to stem rising inflation. Russia’s central bank raised its benchmark interest rate twice in February 2022, including
more than doubling its rate to offset ruble devaluation
caused by sanctions imposed against the country following
its invasion of Ukraine. In subsequent months, the central
bank cut the benchmark rate multiple times, ending the
period slightly higher than where it started. The central bank of Brazil raised its benchmark interest rate four times during the period, bringing the number of consecutive raises to 11
as the country battles persistent high inflation.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a -17.63% total return
for the six months ended June 30, 2022.
1
Chinese equities
declined during period due to regulatory pressure on
technology companies, a slowdown in the property market
and new COVID-19 outbreaks. Larger losses were prevented
by modest gains in the second half of the period, sparked by better-than-expected macroeconomic data, reduced COVID-
19-related restrictions and fiscal policy support. Taiwanese equities fell significantly during the period on expectations of weakening global demand for consumer electronics and
a broader global selloff of growth stocks. Russian equities
declined significantly in the first two months of 2022 in the run-up to Russia’s invasion of Ukraine. In March, major index providers MSCI and FTSE Russell zero-valued Russian
equities and dropped them from their benchmarks following
the Russian government closing access to its stock markets.
Brazilian equities rose slightly during the period. Valuations shot up in 2022’s first quarter due to high foreign inflows and high commodity prices, but most of those gains were given
back in the second quarter as rising fuel costs and inflation heightened the risk of social unrest.
Top 10 Countries
6/30/22
a
% of Total
Net Assets
a a
China 30.6%
South Korea 20.4%
Taiwan 15.0%
India 8.9%
Brazil 8.1%
United States 3.5%
Thailand 2.1%
Mexico 1.9%
United Kingdom 1.5%
Hong Kong 1.3%
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 10.8%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 9.1%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 6.2%
Internet & Direct Marketing Retail, China
ICICI Bank Ltd. 6.0%
Banks, India
Tencent Holdings Ltd. 4.0%
Interactive Media & Services, China
MediaTek , Inc. 3.2%
Semiconductors & Semiconductor Equipment,
Taiwan
Guangzhou Tinci Materials Technology Co. Ltd. 3.0%
Chemicals, China
China Merchants Bank Co. Ltd. 2.9%
Banks, China
NAVER Corp. 2.8%
Interactive Media & Services, South Korea
LG Corp. 2.5%
Industrial Conglomerates, South Korea

Templeton Developing Markets VIP Fund

Semiannual Report
Investment Strategy
We employ a fundamental research-driven, long-term
approach, focusing on companies with sustainable earnings
power at a discount to intrinsic worth. We also consider a
company’s profit and loss outlook, balance sheet strength,
cash flow trends and asset value in relation to the current
price of the company’s securities.
Manager’s Discussion
Key stock contributors to absolute performance during the
reporting period were Daqo New Energy, Guangzhou Tinci
Materials Technology and B3.
Daqo New Energy is a Chinese producer of polysilicon,
which is a major raw material for solar panels. Shares
benefited from robust 2022 first-quarter earnings growth,
driven by higher sales volume and polysilicon prices, and
the approval of a US$120 million share repurchase program.
Growing demand for solar panels, as higher oil and natural
gas prices accelerate a shift to alternative energy sources, further boosted market confidence in the company. In our
view, Daqo’s cost competitiveness coupled with strong
polysilicon demand continues to anchor its business.
Guangzhou Tinci Materials Technology is a world-leading
supplier of electrolytes for electric vehicle (EV) batteries.
Although shares declined in early 2022 due to logistical
disruptions resulting from lockdowns in parts of China,
easing mobility restrictions coupled with strong quarterly
corporate results and a recovery in new EV sales in May led
to a recovery in the later part of the reporting period. The company reported record-high 2022 first-quarter earnings
driven by higher electrolyte price and sales volume growth,
while the announcement of a small share buyback program
further supported market sentiment in the stock.
B3 is Brazil’s leading financial market infrastructure
company, providing exchange and over-the-counter (OTC)
trading services for equities and derivatives. Its share price rose sharply in the first quarter of 2022 in line with Brazilian equities on expectations of higher trading volume and fund
inflows into the country’s financial markets. Investors turned more cautious in the second quarter, however, locking
in earlier gains amid a correction in the Brazilian market
and mixed first-quarter corporate results. We reduced our
position in the stock following its strong price appreciation earlier in the reporting period.
In contrast, key detractors from absolute performance
included Samsung Electronics, Taiwan Semiconductor
Manufacturing Co. (TSMC) and several Russian holdings,
including LUKOIL, Sberbank of Russia and Yandex.
Shares in leading global semiconductor manufacturers
TSMC and South Korean-based Samsung Electronics
declined on concerns of weaker end-market demand for
information technology products. However, we remain
confident in TSMC’s technology leadership and its
dominance in developing cutting-edge chips and Samsung
Electronics’ solid market position in its key business areas.
Taking a long-term view, we believe both stocks are well
placed to benefit from sustained structural demand for
advanced chips driven by higher performance computing
(HPC), automotive applications and digitalization.
Operationally, TSMC’s 2022 first-quarter earnings and
second-quarter management guidance exceeded market
expectations. While Samsung Electronics reported solid
first-quarter operating profits, preliminary second-quarter
earnings were slightly below consensus mainly due to weak
smartphone and consumer electronics demand.
Before Russia’s invasion of Ukraine, we had maintained
our position in Russian stocks including LUKOIL, a major
Russian oil producer, Sberbank, one of the biggest banks
in the country, and Yandex, Russia’s largest search engine,
given the belief that diplomacy could resolve the issue.
However, Russian equities and the Russian ruble declined
sharply following Russia’s invasion of Ukraine and extensive sanctions from the rest of the world. We trimmed the
portfolio’s holding in Sberbank as a risk mitigation measure.
Moreover, index compilers MSCI and FTSE dropped Russia
from their benchmarks in early March at a zero-value, due
to non-fulfillment of market accessibility requirements.
Although trading in the domestic market resumed in late-
March, following a trading suspension on February 28, 2022,
foreigners remained barred from selling, while trading in
Russian American and Global Depositary Receipts (ADRs/
GDRs) listed in international exchanges also remained
suspended at the time of this writing. Given these facts, on
March 4, 2022, Russian company securities were fair valued
at zero by the Franklin Templeton Valuation Committee. In
concluding upon a zero value, the continued uncertainty in
the market, restrictions on trading the shares both onshore
and offshore, and a lack of any price discovery mechanism
to provide indications of residual value were all taken into account.
In the last six months, the portfolio increased its holdings in
Hong Kong, Brazil, South Korea and U.S.-listed companies
with significant exposure to emerging markets, as we
continued to identify companies with sustainable earnings
power trading at a discount to their intrinsic worth. In terms of sectors, additions were undertaken in energy, consumer
discretionary, materials and health care.

Templeton Developing Markets VIP Fund

Semiannual Report
New additions to the portfolio included Brazil’s national oil and gas company Petroleo Brasileiro (Petrobras), Hong
Kong-listed major power tool manufacturer Techtronic
Industries, and LG Chem, a leading chemicals and EV
battery manufacturer in South Korea. We also added to our
existing high-conviction portfolio holdings with purchases in
Genpact, a U.S.-listed technology services company with
significant exposure to India, MediaTek, a major Taiwanese
chip designer for smartphones and other technology devices,
and the previously mentioned Guangzhou Tinci Materials
Technology.
In contrast, the Fund reduced its investments in India,
Taiwan, China and Indonesia. Sectors which experienced
the largest sales were financials, information technology, real estate and communication services. In terms of key sales,
we trimmed positions in several key holdings, including the
previously mentioned TSMC and Samsung Electronics,
leading Chinese internet services company Tencent Holdings
and major Chinese e-commerce company Alibaba Group
Holding, to realign the portfolio. We also closed positions in
South Africa-based internet group Naspers and Russian oil
company Gazprom.
For the six months ended June 30, 2022, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Thank you for your participation in Templeton Developing
Markets VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Developing Markets VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $781.90 $5.10 $1,019.07 $5.77 1.15%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.76 $11.73 $10.80 $8.62 $10.31 $7.42
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.10 0.07 0.18 0.09 0.08
Net realized and unrealized gains (losses) (2.43) (0.70) 1.57 2.12 (1.67) 2.92
Total from investment operations ........ (2.33) (0.60) 1.64 2.30 (1.58) 3.00
Less distributions from:
Net investment income .............. (0.26) (0.13) (0.45) (0.12) (0.11) (0.11)
Net realized gains ................. (0.65) (0.24) (0.26) — — —
Total distributions ................... (0.91) (0.37) (0.71) (0.12) (0.11) (0.11)
Net asset value, end of period .......... $7.52 $10.76 $11.73 $10.80 $8.62 $10.31
Total return
c
....................... (21.81)% (5.51)% 17.39% 26.92% (15.44)% 40.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.19% 1.19% 1.15% 1.24% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.19%
e
1.19%
e
1.15%
e
1.24%
e
1.35%
f
Net investment income ............... 2.06% 0.82% 0.73% 1.83% 0.99% 0.86%
Supplemental data
Net assets, end of period (000’s) ........ $66,406 $83,269 $89,165 $97,271 $85,397 $105,493
Portfolio turnover rate ................ 12.34% 19.35% 11.60% 18.04% 9.22% 10.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $11.64 $10.71 $8.54 $10.23 $7.36
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.07 0.05 0.15 0.07 0.05
Net realized and unrealized gains (losses) (2.41) (0.69) 1.56 2.11 (1.68) 2.91
Total from investment operations ........ (2.33) (0.62) 1.61 2.26 (1.61) 2.96
Less distributions from:
Net investment income .............. (0.23) (0.11) (0.42) (0.09) (0.08) (0.09)
Net realized gains ................. (0.65) (0.24) (0.26) — — —
Total distributions ................... (0.88) (0.35) (0.68) (0.09) (0.08) (0.09)
Net asset value, end of period .......... $7.46 $10.67 $11.64 $10.71 $8.54 $10.23
Total return
c
....................... (21.98)% (5.74)% 17.18% 26.70% (15.79)% 40.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.44% 1.45% 1.40% 1.49% 1.61%
Expenses net of waiver and payments by
affiliates .......................... 1.40% 1.44%
e
1.44% 1.40%
e
1.49%
e
1.60%
f
Net investment income ............... 1.79% 0.57% 0.49% 1.58% 0.74% 0.61%
Supplemental data
Net assets, end of period (000’s) ........ $167,512 $215,977 $241,104 $231,645 $195,305 $270,433
Portfolio turnover rate ................ 12.34% 19.35% 11.60% 18.04% 9.22% 10.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.73 $11.71 $10.77 $8.59 $10.28 $7.39
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.05 0.04 0.15 0.06 0.05
Net realized and unrealized gains (losses) (2.43) (0.70) 1.57 2.11 (1.68) 2.92
Total from investment operations ........ (2.35) (0.65) 1.61 2.26 (1.62) 2.97
Less distributions from:
Net investment income .............. (0.21) (0.09) (0.41) (0.08) (0.07) (0.08)
Net realized gains ................. (0.65) (0.24) (0.26) — — —
Total distributions ................... (0.86) (0.33) (0.67) (0.08) (0.07) (0.08)
Net asset value, end of period .......... $7.52 $10.73 $11.71 $10.77 $8.59 $10.28
Total return
c
....................... (22.00)% (5.90)% 17.05% 26.49% (15.81)% 40.30%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.51% 1.54% 1.54% 1.50% 1.59% 1.71%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.54%
e
1.54%
e
1.50%
e
1.59%
e
1.70%
f
Net investment income ............... 1.67% 0.46% 0.44% 1.48% 0.64% 0.51%
Supplemental data
Net assets, end of period (000’s) ........ $3,604 $4,846 $5,518 $5,590 $5,203 $7,199
Portfolio turnover rate ................ 12.34% 19.35% 11.60% 18.04% 9.22% 10.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Developing Markets VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 91.3%
Brazil 2.6%
a
Americanas SA .................. Internet & Direct Marketing Retail 310,691 $ 797,252
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 154,532 323,609
a
M Dias Branco SA ................ Food Products 45,794 228,371
a
TOTVS SA ..................... Software 17,462 77,606
Vale SA ........................ Metals & Mining 296,076 4,331,081
a
XP, Inc., A ...................... Capital Markets 21,386 384,092
6,142,011
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,123,250 920,317
China 30.6%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,033,054 14,736,828
a,b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 499,716
a
Baidu, Inc., A .................... Interactive Media & Services 113,864 2,156,934
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 2,558,965
Chervon Holdings Ltd. ............. Household Durables 7,600 42,940
China Merchants Bank Co. Ltd., A .... Banks 1,084,601 6,853,942
China Resources Cement Holdings Ltd. Construction Materials 3,200,015 2,155,906
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 622,419
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 306,259 216,582
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 66,730 4,763,187
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 599,379
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 762,140 7,075,266
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 670,915 887,210
JD.com, Inc., A .................. Internet & Direct Marketing Retail 11,027 355,321
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 731,242 1,441,309
Longshine Technology Group Co. Ltd., A Software 362,439 1,366,478
NetEase , Inc. ................... Entertainment 102,423 1,929,586
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 7,645 155,652
a
Ping An Bank Co. Ltd., A ........... Banks 802,600 1,799,826
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 343,406 2,363,733
a
Prosus NV ..................... Internet & Direct Marketing Retail 78,840 5,104,934
Tencent Holdings Ltd. ............. Interactive Media & Services 210,350 9,521,463
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 397,974 1,997,829
Uni -President China Holdings Ltd. .... Food Products 2,141,351 1,841,353
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 579,901
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 108,225 1,002,744
72,629,403
Egypt 0.0%
†
E-Finance for Digital & Financial
Investments ................... IT Services 15,042 10,804
Hong Kong 1.3%
d
Techtronic Industries Co. Ltd. ....... Machinery 293,500 3,064,752
Hungary 0.7%
Richter Gedeon Nyrt . ............. Pharmaceuticals 92,414 1,672,282

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
India 8.9%
ACC Ltd. ....................... Construction Materials 9,600 $ 259,050
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 37,725 2,196,643
ICICI Bank Ltd. .................. Banks 1,579,654 14,192,838
Infosys Ltd. ..................... IT Services 95,284 1,771,167
Tata Consultancy Services Ltd. ...... IT Services 63,522 2,638,122
21,057,820
Indonesia 0.7%
Astra International Tbk . PT ......... Automobiles 3,927,070 1,750,164
Mexico 1.9%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 840,830 4,241,987
a,b,e
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 381,760
4,623,747
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 1,013,500 452,485
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 39,292 919,433
Philippines 0.3%
BDO Unibank , Inc. ............... Banks 327,469 658,409
Russia 0.0%
c,f
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,254 —
a,c,f
Sberbank of Russia PJSC .......... Banks 1,061,956 —
a,b,c,f
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 27,833 —
a,c,f
Yandex NV, A ................... Interactive Media & Services 88,921 —
—
South Africa 0.8%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 1,250,946
Netcare Ltd. .................... Health Care Providers & Services 820,937 724,998
1,975,944
South Korea 20.4%
a,b,e
Delivery Hero SE, 144A, Reg S ...... Internet & Direct Marketing Retail 8,100 305,565
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 80,307 1,758,085
KT Skylife Co. Ltd. ............... Media 92,351 587,295
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 26,969 882,118
LG Chem Ltd. ................... Chemicals 1,893 757,604
LG Corp. ....................... Industrial Conglomerates 99,385 6,022,047
NAVER Corp. ................... Interactive Media & Services 35,949 6,754,921
POSCO Holdings, Inc. ............ Metals & Mining 14,692 2,639,462
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 487,925 21,679,875
Samsung Life Insurance Co. Ltd. ..... Insurance 81,487 3,966,936
Soulbrain Co. Ltd. ................ Chemicals 16,951 3,015,387
48,369,295
Taiwan 15.0%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 552,759 2,029,633
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 2,850 165,654
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 350,316 7,691,273

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,599,563 $ 25,639,903
35,526,463
Thailand 2.1%
Kasikornbank PCL ............... Banks 705,593 3,015,676
Kiatnakin Phatra Bank PCL ......... Banks 549,194 966,319
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 1,152,600 395,901
Thai Beverage PCL ............... Beverages 1,450,900 674,027
5,051,923
United Kingdom 1.5%
Unilever plc ..................... Personal Products 80,606 3,673,402
United States 3.5%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,941 3,707,968
Genpact Ltd. .................... IT Services 110,235 4,669,555
8,377,523
Total Common Stocks (Cost $186,060,889) .....................................
216,876,177
a
Preferred Stocks 5.5%
Brazil 5.5%
g
Banco Bradesco SA, ADR, 6.5% ..... Banks 1,411,460 4,601,360
e,g
Itau Unibanco Holding SA, ADR, 2.78% Banks 926,309 3,964,602
g
Petroleo Brasileiro SA, 28.84% ...... Oil, Gas & Consumable Fuels 849,038 4,530,950
13,096,912
Total Preferred Stocks (Cost $16,975,936) ......................................
13,096,912
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $203,036,825) ...............................
229,973,089
Short Term Investments 3.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.2%
United States 3.2%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 7,558,070 7,558,070
Total Money Market Funds (Cost $7,558,070) ...................................
7,558,070
a a a a a
Total Short Term Investments (Cost $7,558,070 ) .................................
7,558,070
a a a
Total Investments (Cost $210,594,895) 100.0% ..................................
$237,531,159
Other Assets, less Liabilities (0.0)%
†
...........................................
(8,881)
Net Assets 100.0% ...........................................................
$237,522,278
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page TD- 26 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $2,789,164, representing 1.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).
f
See Note 6 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $203,036,825
Cost - Non-controlled affiliates (Note 3e) ........................................................ 7,558,070
Value - Unaffiliated issuers (Includes securities loaned of $1,451,588) .................................. $229,973,089
Value - Non-controlled affiliates (Note 3e) ....................................................... 7,558,070
Cash .................................................................................... 14
Foreign currency, at value (cost $354,478) ........................................................ 354,484
Receivables:
Investment securities sold ................................................................... 411,889
Capital shares sold ........................................................................ 10,618
Dividends ............................................................................... 1,674,149
Total assets .......................................................................... 239,982,313
Liabilities:
Payables:
Investment securities purchased .............................................................. 712,818
Capital shares redeemed ................................................................... 103,957
Management fees ......................................................................... 208,217
Distribution fees .......................................................................... 36,524
Reports to shareholders fees ................................................................ 180,323
Trustees' fees and expenses ................................................................. 674
Deferred tax ............................................................................... 1,038,254
Accrued expenses and other liabilities ........................................................... 179,268
Total liabilities ......................................................................... 2,460,035
Net assets, at value ................................................................. $237,522,278
Net assets consist of:
Paid-in capital ............................................................................. $217,021,254
Total distributable earnings (losses) ............................................................. 20,501,024
Net assets, at value ................................................................. $237,522,278
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $66,406,077
Shares outstanding ........................................................................ 8,834,425
Net asset value and maximum offering price per share ............................................. $7.52
Class 2:
Net assets, at value ....................................................................... $167,512,034
Shares outstanding ........................................................................ 22,454,118
Net asset value and maximum offering price per share ............................................. $7.46
Class 4:
Net assets, at value ....................................................................... $3,604,167
Shares outstanding ........................................................................ 478,987
Net asset value and maximum offering price per share ............................................. $7.52

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $361,526)
Unaffiliated issuers:
Paid in cash ............................................................................ $3,926,680
Non-cash dividends ...................................................................... 328,571
Non-controlled affiliates (Note 3e) ............................................................. 6,374
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,138
Non-controlled affiliates (Note 3 e ) ............................................................. 8
Total investment income ................................................................... 4,262,771
Expenses:
Management fees (Note 3 a ) ................................................................... 1,398,460
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 236,193
    Class 4 ................................................................................ 7,105
Custodian fees ............................................................................. 36,952
Reports to sharehol ders fees .................................................................. 32,940
Professional fees ........................................................................... 68,290
Trustees' fees and expenses .................................................................. 1,982
Other .................................................................................... 6,506
Total expenses ......................................................................... 1,788,428
Expenses waived/paid by affiliates (Note 3e) ................................................... (8,568)
Net expenses ......................................................................... 1,779,860
Net investment income ................................................................ 2,482,911
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $122,338)
Unaffiliated issuers ...................................................................... 2,004,322
Foreign currency transactions ................................................................ (68,843)
Net realized gain (loss) .................................................................. 1,935,479
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (71,453,914)
Translation of other assets and liabilities denominated in foreign currencies .............................. (47,458)
Change in deferred taxes on unrealized appreciation ............................................... 432,149
Net change in unrealized appreciation (depreciation) ............................................ (71,069,223)
Net realized and unrealized gain (loss) ............................................................ (69,133,744)
Net increase (decrease) in net assets resulting from operations .......................................... $(66,650,833)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Developing Markets VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,482,911 $2,143,492
Net realized gain (loss) ................................................. 1,935,479 21,968,948
Net change in unrealized appreciation (depreciation) ........................... (71,069,223) (41,997,481)
Net increase (decrease) in net assets resulting from operations ................ (66,650,833) (17,885,041)
Distributions to shareholders:
Class 1 ............................................................. (7,166,205) (2,736,269)
Class 2 ............................................................. (17,858,235) (7,098,412)
Class 4 ............................................................. (362,928) (145,812)
Total distributions to shareholders .......................................... (25,387,368) (9,980,493)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 8,661,578 1,481,894
Class 2 ............................................................. 16,666,677 (5,048,337)
Class 4 ............................................................. 141,177 (263,658)
Total capital share transactions ............................................ 25,469,432 (3,830,101)
Net increase (decrease) in net assets ................................... (66,568,769) (31,695,635)
Net assets:
Beginning of period ..................................................... 304,091,047 335,786,682
End of period .......................................................... $237,522,278 $304,091,047

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Developing Markets VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Templeton Developing Markets VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only
to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2022, the Fund
held $1,520,586 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and, if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 494,207 $4,595,991 941,262 $11,146,256
Shares issued in reinvestment of distributions .......... 935,536 7,166,205 221,740 2,736,269
Shares redeemed ............................... (332,467) (3,100,618) (1,025,538) (12,400,631)
Net increase (decrease) .......................... 1,097,276 $8,661,578 137,464 $1,481,894
Class 2 Shares:
Shares sold ................................... 1,540,052 $14,227,796 3,029,783 $35,782,088
Shares issued in reinvestment of distributions .......... 2,349,768 17,858,235 579,935 7,098,412
Shares redeemed ............................... (1,684,772) (15,419,354) (4,080,457) (47,928,837)
Net increase (decrease) .......................... 2,205,048 $16,666,677 (470,739) $(5,048,337)
Class 4 Shares:
Shares sold ................................... 35,662 $301,618 54,666 $636,847
Shares issued in reinvestment of distributions .......... 47,318 362,928 11,826 145,812
Shares redeemed ............................... (55,377) (523,369) (86,374) (1,046,317)
Net increase (decrease) .......................... 27,603 $141,177 (19,882) $(263,658)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective management fee rate was 1.050% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4 respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
At June 30, 2022, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$32,924,546 and $32,628,026, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 5,805,544 $ 30,434,326 $ (28,681,800) $ — $ — $ 7,558,070 7,558,070 $ 6,374
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $170,471 $3,970,863 $(4,141,334) $— $— $— — $8
Total Affiliated Securities ... $5,976,015 $34,405,189 $(32,823,134) $— $— $7,558,070 $6,382
Cost of investments .......................................................................... $219,693,210
Unrealized appreciation ........................................................................ $68,123,124
Unrealized depreciation ........................................................................ (50,285,175)
Net unrealized appreciation (depreciation) .......................................................... $17,837,949
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to marker participants, the Russian equity securities held by the Fund had little or no value at June
30, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 6,142,011 $ — $ — $ 6,142,011
Cambodia ............................ — 920,317 — 920,317
China ............................... 6,916,668 63,153,770 2,558,965 72,629,403
Egypt ................................ — 10,804 — 10,804
Hong Kong ........................... — 3,064,752 — 3,064,752
Hungary ............................. — 1,672,282 — 1,672,282
India ................................ — 21,057,820 — 21,057,820
Indonesia ............................ — 1,750,164 — 1,750,164
Mexico .............................. 4,623,747 — — 4,623,747
Pakistan ............................. — 452,485 — 452,485
Peru ................................ 919,433 — — 919,433
Philippines ............................ — 658,409 — 658,409
Russia ............................... — — —
a
—
South Africa ........................... — 1,975,944 — 1,975,944
South Korea .......................... — 48,369,295 — 48,369,295
Taiwan ............................... — 35,526,463 — 35,526,463
Thailand ............................. — 5,051,923 — 5,051,923
United Kingdom ........................ — 3,673,402 — 3,673,402
United States .......................... 8,377,523 — — 8,377,523
Preferred Stocks ........................ 13,096,912 — — 13,096,912
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 7,558,070 — — 7,558,070
Total Investments in Securities ........... $47,634,364 $187,337,830
b
$2,558,965 $237,531,159
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $187,337,830, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2022, are as follows:
10. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
China ...... $ 2,772,041 $ — $ — $ — $ — $ — $ — $ (213,076) $ 2,558,965 $ (213,076)
Russia ...... — 2,873,807 — 13,340,741 — — — (16,214,548) —
c
(16,214,548)
Escrows and
Litigation Trusts —
c
— — — — — — — —
c
—
Total Investments in
Securities ....... $2,772,041 $2,873,807 $— $13,340,741 $— $— $— $(16,427,624) $2,558,965 $(16,427,624)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stocks:
China
.....................
$2,558,965 Discount to last traded
price
Discount 0.0% Decrease
Index movement -12.4% Increase
b
All Other Investments
..........
–
c
Total
.......................
$2,558,965
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Includes securities determined to have no value at June 30, 2022.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt

Semiannual Report
Templeton Foreign VIP Fund
This semi annual report for Templeton Foreign VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -11.85% total return* for the six-month period ended June 30, 2022 .
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Templeton Foreign VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of issuers located outside the U.S.,
including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments; investments in developing markets involve
heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and
can reduce returns. Because the Fund may invest at least
a significant portion of its assets in companies in a specific region, including Europe, it is subject to greater risks of
adverse developments in that region and/or the surrounding
regions than a fund that is more broadly diversified
geographically. Current political uncertainty concerning
the economic consequences of the departure of the U.K.
from the European Union may increase market volatility.
Derivatives, including currency management strategies,
involve costs and can create economic leverage in the
portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains)
in an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and
may realize losses when a counterparty fails to perform
as promised. The Fund is actively managed but there is
no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI) ex
USA Index-NR, posted a -18.42% total return for the period
under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
Geographic Composition
6/30/22
% of Total
Net Assets
Europe 53.0%
Asia 40.2%
North America 2.0%
Latin America & Caribbean 1.5%
Short-Term Investments & Other Net Assets 3.3%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Foreign VIP Fund

Semiannual Report
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. We also consider a company’s
price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives to seek to hedge (protect) against currency risks.
The Fund may also use a variety of equity-related derivatives for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways.
Manager’s Discussion
Templeton Foreign VIP Fund declined during the review
period, but limited losses relative to its benchmark. The
Fund outperformed the MSCI ACWI ex USA Index-NR by the
largest margin since its inception nearly three decades ago.
Relative outperformance during the period was attributable
primarily to stock selection, though favorable sector
allocations also helped. We have continued to look for
companies that feature both earnings resilience in a slowing economy and pricing power in an inflationary environment.
In general, we have been focused on high quality stocks with
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Shell plc 4.6%
Oil, Gas & Consumable Fuels, Netherlands
BP plc 4.4%
Oil, Gas & Consumable Fuels, United Kingdom
Samsung Electronics Co. Ltd. 3.9%
Technology Hardware, Storage & Peripherals,
South Korea
Hitachi Ltd. 3.6%
Industrial Conglomerates, Japan
Taiwan Semiconductor Manufacturing Co. Ltd. 3.5%
Semiconductors & Semiconductor Equipment,
Taiwan
Standard Chartered plc 3.3%
Banks, United Kingdom
AstraZeneca plc 3.2%
Pharmaceuticals, United Kingdom
Bayer AG 3.1%
Pharmaceuticals, Germany
AIA Group Ltd. 2.6%
Insurance, Hong Kong
Imperial Brands plc 2.5%
Tobacco, United Kingdom

Templeton Foreign VIP Fund

Semiannual Report
idiosyncratic exposures and value drivers. We believe our
portfolios are currently well-balanced in terms of exposures and value types, while remaining somewhat defensive in
construction. Given macroeconomic vulnerabilities, we are
avoiding exposure to companies that, in our assessment,
have high leverage, poor pricing power, weak cash flows
and competitive disadvantages. In company forecasts,
we are thinking carefully about just how deep and wide
intermediate-term earnings downside could be should tighter
policy persist and intensify macroeconomic headwinds.
Therefore, we favor companies with a narrower range of
earnings-per-share forecasts and don’t think this is the
right environment to stretch for excessively high risk/reward stocks. We continue to be diversified in the overall number
of holdings and concentrate larger positions only where
conviction is very high, such as in some pharmaceuticals
and integrated oil companies.
From a sector standpoint, stock selection among
overweighted industrials holdings notably contributed during the period, led by U.K. defense contractor BAE Systems.
Shares advanced as the war in Ukraine resuscitated
demand for high technology military platforms. We believe
the stock remains attractively priced at a discount to U.S.
defense peers despite having, in our view, a higher growth
profile and superior margin upside. Following several years
of underperformance, BAE introduced a new management
team in 2020 that has since delivered above-industry-
average growth and ongoing improvement in operating
margins and cash conversion. In addition to delivering on
its operating and financial objectives, management has
eliminated burdensome pension obligations and generated
better-than-expected flows that are being used to raise
dividends and repurchase shares. We remain constructive
given generally increasing defense budgets, good long-
term revenue visibility, and a degree of inflation protection inherent in BAE’s business model given inflation protection
through contract pass-through provisions.
Stock selection and an overweighted allocation in energy
also supported relative performance. Global oil majors BP
and Shell both rallied on a combination of decade-high oil
prices and positive earnings results. Strong supply-and-
demand fundamentals have persisted, with oil demand
increasing globally as travel and economic activity recovered from pandemic restrictions and as the Russia-Ukraine
conflict significantly increased the risks to future oil supply.
Despite the strong move in energy prices and resilient
performance of energy-related equities, we still believe many integrated oil stocks are significantly undervalued, with near-
term free cash flow yields approaching 20% and being used
to fund solid payouts and significant share repurchases. We
view elevated oil prices in many cases as a free call option on these stocks, which in our view represent good value
even at the more normalized price levels of $60-70/barrel
that are embedded in our company models.
Other notable contributors included stock selection in health care and financials. In health care, shares of German
pharmaceuticals and chemicals firm Bayer advanced after
management reported better-than-expected 2022 first-
quarter results driven by strength in the crop sciences
division. Encouragingly, management indicated that a “very
significant” proportion of the division’s full-year profit target was achieved in the first quarter alone. Broadly speaking,
we believe the developments at Bayer are trending in the
right direction. In addition to the strong earnings upside from the crop sciences division, the pharmaceuticals pipeline is
improving and the glyphosate litigation outlook (inherited
from the firm’s 2018 acquisition of U.S. chemicals giant
Monsanto) is getting better. At current low valuations, we
believe the company offers a very compelling risk/reward
profile across a range of environments given its diverse
product portfolio. We are encouraged to see earnings
revisions begin to move higher and believe that Bayer is
well-positioned to benefit from its ongoing restructuring
initiatives. From the financials sector, U.K.-based emerging markets bank Standard Chartered benefited from its high
sensitivity to interest rates in a rising rate environment.
Management reported stronger-than-expected first-quarter
results during the period and upgraded guidance for full-year revenue growth.
Turning to detractors, stock-specific weakness in the
consumer discretionary sector was the biggest relative
detractor during the period. Just Eat Takeaway.com,
the largest food delivery platform in Europe, finished as
the Fund’s biggest individual detractor. Shares declined
on concerns about competition, profitability, portfolio
optimization and the departure of both its chief executive
officer and chief operating officer. We believe Just Eat
holds a defensible position in its core markets as a low-
cost operator and benefits from strong local network effects between restaurants, customers and couriers. Ongoing
restructuring and portfolio rationalization should help the
firm realize the value of assets that are currently being
excessively discounted, based on our analysis.
Utilities also lagged, pressured by German power provider
E.ON, which declined due to rising concerns around gas
supply in Europe. While E.ON does not have direct contracts
with Russia, rising prices may put pressure on its business
and take some time to pass on. Looking at the longer
term, we believe E.ON is well-positioned to benefit from
the energy transition in Europe and should be able to grow

Templeton Foreign VIP Fund

Semiannual Report
capital and dividends steadily over time. We also believe
that the company is relatively well-insulated from near-term inflationary pressures given that customer contracts roll over annually and regulated return targets are reset every three to four years.
An underweighted position in materials modestly detracted,
pressured by German specialty materials firm Covestro. The
company reported strong results, but downgraded earnings
guidance due to high energy and raw materials costs. At
recent depressed valuations, we continue to believe the
stock offers potentially good value with a well-diversified
portfolio of industrial exposures and high leverage to an
eventual demand recovery from China.
From a regional standpoint, stock selection in Europe
notably contributed to relative returns, led by the U.K., while
Asian holdings also positively contributed, led by Japan.
Thank you for your participation in Templeton Foreign VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Foreign VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $881.50 $3.95 $1,020.59 $4.25 0.85%

Semiannual Report
TF P1 05/22
SUPPLEMENT DATED MAY 2, 2022
TO THE
CLASS 1 PROSPECTUS
DATED MAY 1, 2022 OF
TEMPLETON FOREIGN VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Class 1 prospectus of the Fund is amended as follows:
I. Effective on May 1, 2022, the Board of Trustees of the Trust reduced the management fees for the Templeton Foreign
VIP Fund. Therefore, the following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund
Summaries – Templeton Foreign VIP Fund – Fees and Expenses of the Fund” section of the prospectus:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
1.
Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on May 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
2.
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial
Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
3.
The investment manager has contractually agreed in advance to reduce its fee for at least one year following the date of this prospectus as a result of the Fund's investment in one or more Franklin Templeton affiliated funds (acquired fund), including a Franklin Templeton money fund. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
II. The following replaces the second to last paragraph of the “Fund Details – Templeton Foreign VIP Fund –
Management” section of the prospectus:
The Fund pays Investment Counsel a fee for managing the Fund's assets. Effective May 1, 2022, the Fund’s investment management fee was reduced, as approved by the board of trustees.
Class 1
Management fees
1
0.76%
Distribution and service (12b-1) fees None
Other expenses 0.05%
Acquired fund fees and expenses
2
0.01%
Total annual Fund operating expenses
2
0.82%
Fee waiver and/or expense reimbursement
3
-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
2,3
0.81%
1 Year 3 Years 5 Years 10 Years
Class 1 $83 $261 $455 $1,014

Semiannual Report
Prior to May 1, 2022, the Fund paid the investment manager a fee equal to an annual rate based on the Fund’s average weekly net assets, as listed below:
0.900% of the value of its average daily net assets up to and including $200 million;
0.810% of the value of its average daily net assets over $200 million, up to and including $700 million;
0.775% of the value of its average daily net assets over $700 million, up to and including $1.2 billion;
0.750% of the value of its average daily net assets over $1.2 billion, up to and including $1.3 billion;
0.675% of the value of its average daily net assets over $1.3 billion, up to and including $10 billion;
0.655% of the value of its average daily net assets over $10 billion, up to and including $15 billion;
0.635% of the value of its average daily net assets over $15 billion, up to and including $20 billion; and
0.615% of the value of its average daily net assets in excess of $20 billion.
Effective May 1, 2022, the Fund pays the investment manager a fee equal to an annual rate based on the Fund’s average weekly net assets, as listed below:
0.800% of the value of its average daily net assets up to and including $700 million;
0.775% of the value of its average daily net assets over $700 million, up to and including $1.2 billion; and
0.675% of the value of its average daily net assets in excess of $1.2 billion.
For the fiscal year ended December 31, 2021, Investment Counsel agreed to reduce its fees to reflect reduced services resulting from the Fund's investment in Franklin Templeton affiliated funds (acquired fund). For the fiscal year ended
December 31, 2021, the management fees for the Fund, before and after waivers, were 0.81% and 0.80%, respectively.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
TF P1 P2 P4 08/22
SUPPLEMENT DATED AUGUST 10, 2022
TO THE PROSPECTUSES
DATED MAY 1, 2022
TEMPLETON FOREIGN VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectus is amended as follows:
I. The portfolio management team under the “Fund Summaries – Templeton Foreign VIP Fund” section on page TF-S5 of the prospectus is replaced with the following:
Peter A. Nori , CFA
Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.
Matthew R. Nagle, CFA
Portfolio Manager of Investment Counsel and portfolio manager of the Fund since 2018.
Heather Waddell, CFA
Senior Vice President/Portfolio Manager-Research Analyst of Investment Counsel and portfolio manager of the Fund since
2018.
II. The portfolio manager team under the “Fund Details – Templeton Foreign VIP Fund – Management” section beginning on page TF-D7 of the prospectus is replaced with the following:
Peter A. Nori , CFA Executive Vice President/Portfolio Manager - Research Analyst of Investment Counsel
Mr. Nori has been the lead portfolio manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 1987.
Matthew R. Nagle, CFA Portfolio Manager of Investment Counsel
Mr. Nagle has been a portfolio manager of the Fund since 2018, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 2003.
Heather Waddell, CFA Senior Vice President/Portfolio Manager - Research Analyst of Investment Counsel
Ms. Waddell has been a portfolio manager of the Fund since 2018, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton in 1996.
CFA
®
and Chartered Financial Analyst
®
are trademarks owned by CFA Institute.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.90 $13.57 $14.23 $13.01 $15.80 $13.89
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.23 0.32
c
0.44 0.29 0.30
Net realized and unrealized gains (losses) (1.85) 0.39 (0.54) 1.19 (2.64) 2.03
Total from investment operations ........ (1.63) 0.62 (0.22) 1.63 (2.35) 2.33
Less distributions from:
Net investment income .............. (0.43) (0.29) (0.44) (0.27) (0.44) (0.42)
Net realized gains ................. — — — (0.14) — —
Total distributions ................... (0.43) (0.29) (0.44) (0.41) (0.44) (0.42)
Net asset value, end of period .......... $11.84 $13.90 $13.57 $14.23 $13.01 $15.80
Total return
d
....................... (11.85)% 4.44% (0.92)% 12.84% (15.27)% 17.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.87% 0.86% 0.85% 0.83% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.86% 0.84% 0.83% 0.81% 0.81%
f
Net investment income ............... 3.23% 1.58% 2.68%
c
3.25% 1.96% 1.99%
Supplemental data
Net assets, end of period (000’s) ........ $94,492 $114,563 $113,317 $121,948 $114,784 $152,684
Portfolio turnover rate ................ 12.37% 26.13% 40.07% 28.52% 21.38% 26.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.59 $13.28 $13.93 $12.74 $15.47 $13.61
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.19 0.28
c
0.40 0.25 0.26
Net realized and unrealized gains (losses) (1.81) 0.38 (0.53) 1.16 (2.58) 1.98
Total from investment operations ........ (1.61) 0.57 (0.25) 1.56 (2.33) 2.24
Less distributions from:
Net investment income .............. (0.38) (0.26) (0.40) (0.23) (0.40) (0.38)
Net realized gains ................. — — — (0.14) — —
Total distributions ................... (0.38) (0.26) (0.40) (0.37) (0.40) (0.38)
Net asset value, end of period .......... $11.60 $13.59 $13.28 $13.93 $12.74 $15.47
Total return
d
....................... (11.93)% 4.16% (1.16)% 12.53% (15.44)% 16.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.11% 1.11% 1.10% 1.08% 1.07%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.11%
f
1.09% 1.08% 1.06% 1.06%
g
Net investment income ............... 2.99% 1.35% 2.42%
c
3.00% 1.71% 1.74%
Supplemental data
Net assets, end of period (000’s) ........ $684,733 $831,031 $1,084,789 $1,117,813 $1,060,101 $1,394,475
Portfolio turnover rate ................ 12.37% 26.13% 40.07% 28.52% 21.38% 26.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.87 $13.54 $14.20 $12.96 $15.71 $13.71
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.18 0.28
c
0.39 0.24 0.23
Net realized and unrealized gains (losses) (1.85) 0.39 (0.55) 1.20 (2.63) 2.03
Total from investment operations ........ (1.66) 0.57 (0.27) 1.59 (2.39) 2.26
Less distributions from:
Net investment income .............. (0.37) (0.24) (0.39) (0.21) (0.36) (0.26)
Net realized gains ................. — — — (0.14) — —
Total distributions ................... (0.37) (0.24) (0.39) (0.35) (0.36) (0.26)
Net asset value, end of period .......... $11.84 $13.87 $13.54 $14.20 $12.96 $15.71
Total return
d
....................... (12.06)% 4.10% (1.34)% 12.49% (15.54)% 16.62%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.21% 1.21% 1.20% 1.18% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.21%
f
1.19% 1.18% 1.16% 1.16%
g
Net investment income ............... 2.89% 1.22% 2.33%
c
2.90% 1.61% 1.64%
Supplemental data
Net assets, end of period (000’s) ........ $75,665 $91,428 $106,224 $113,681 $125,265 $159,944
Portfolio turnover rate ................ 12.37% 26.13% 40.07% 28.52% 21.38% 26.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Foreign VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 4.5%
BAE Systems plc ..................................... United Kingdom 1,943,511 $ 19,672,861
Dassault Aviation SA ................................... France 93,730 14,636,442
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,150,888 4,223,505
38,532,808
Airlines 0.6%
a,b
International Consolidated Airlines Group SA ................. United Kingdom 3,911,187 5,144,271
Auto Components 4.2%
Continental AG ....................................... Germany 162,573 11,410,253
a
Faurecia SE ......................................... France 587,205 11,767,250
Valeo .............................................. France 662,624 12,911,253
36,088,756
Automobiles 3.5%
Bayerische Motoren Werke AG ........................... Germany 172,762 13,391,977
Honda Motor Co. Ltd. .................................. Japan 693,600 16,720,379
30,112,356
Banks 14.2%
ING Groep NV ....................................... Netherlands 1,412,693 13,916,630
Kasikornbank PCL .................................... Thailand 3,030,200 12,950,952
b
KB Financial Group, Inc., ADR ........................... South Korea 475,106 17,673,943
Lloyds Banking Group plc ............................... United Kingdom 32,585,097 16,762,496
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 16,942,506
Standard Chartered plc ................................. United Kingdom 3,717,595 28,060,987
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 510,700 15,177,811
121,485,325
Chemicals 1.0%
c
Covestro AG, 144A, Reg S .............................. Germany 236,510 8,218,023
Construction & Engineering 0.5%
Sinopec Engineering Group Co. Ltd., H ..................... China 9,882,000 4,534,724
Construction Materials 1.1%
CRH plc ............................................ Ireland 272,399 9,399,718
Diversified Financial Services 1.1%
EXOR NV ........................................... Netherlands 156,810 9,798,583
Electronic Equipment, Instruments & Components 0.6%
a
Landis+Gyr Group AG .................................. Switzerland 101,763 5,341,479
Energy Equipment & Services 2.2%
SBM Offshore NV ..................................... Netherlands 1,373,635 18,603,173
Food & Staples Retailing 1.5%
Sundrug Co. Ltd. ...................................... Japan 581,900 13,011,010
Health Care Providers & Services 1.6%
Fresenius Medical Care AG & Co. KGaA .................... Germany 280,000 14,027,641
Household Durables 1.3%
Sony Group Corp. ..................................... Japan 134,100 10,934,749
Industrial Conglomerates 6.1%
b
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,085,500 20,931,902
Hitachi Ltd. .......................................... Japan 648,200 30,829,237
51,761,139
Insurance 4.0%
AIA Group Ltd. ....................................... Hong Kong 2,012,600 21,990,674

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Prudential plc ........................................ Hong Kong 1,013,664 $ 12,607,133
34,597,807
Interactive Media & Services 0.4%
a
Baidu, Inc., ADR ...................................... China 23,330 3,469,871
Internet & Direct Marketing Retail 4.3%
a
Alibaba Group Holding Ltd. .............................. China 1,165,300 16,623,357
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 343,051 5,390,250
a
Prosus NV .......................................... China 220,894 14,303,009
36,316,616
Machinery 1.4%
Komatsu Ltd. ........................................ Japan 352,800 7,854,411
Toyota Industries Corp. ................................. Japan 62,400 3,868,541
11,722,952
Media 1.5%
a
Informa plc .......................................... United Kingdom 1,265,181 8,172,502
TBS Holdings, Inc. .................................... Japan 371,900 4,666,511
12,839,013
Metals & Mining 3.8%
Alamos Gold, Inc., A ................................... Canada 956,452 6,714,293
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 13,304,603
Wheaton Precious Metals Corp. .......................... Brazil 341,800 12,315,634
32,334,530
Multiline Retail 0.7%
Seria Co. Ltd. ........................................ Japan 348,800 6,200,202
Multi-Utilities 1.2%
E.ON SE ............................................ Germany 1,204,124 10,141,943
Oil, Gas & Consumable Fuels 10.3%
BP plc .............................................. United Kingdom 7,971,003 37,421,655
Galp Energia SGPS SA, B .............................. Portugal 953,415 11,155,368
Shell plc ............................................ Netherlands 1,499,276 39,038,902
87,615,925
Pharmaceuticals 7.5%
AstraZeneca plc ...................................... United Kingdom 205,316 27,081,207
Bayer AG ........................................... Germany 447,746 26,736,502
Roche Holding AG .................................... United States 31,721 10,605,992
64,423,701
Professional Services 1.9%
Adecco Group AG ..................................... Switzerland 469,782 16,014,960
Semiconductors & Semiconductor Equipment 7.1%
Infineon Technologies AG ............................... Germany 520,371 12,657,693
NXP Semiconductors NV ............................... China 122,100 18,074,463
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,864,000 29,878,648
60,610,804
Technology Hardware, Storage & Peripherals 3.9%
Samsung Electronics Co. Ltd. ............................ South Korea 741,212 32,934,126
Thrifts & Mortgage Finance 2.2%
Housing Development Finance Corp. Ltd. ................... India 692,774 19,168,600

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page TF- 27 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 2.5%
Imperial Brands plc .................................... United Kingdom 945,557 $ 21,165,398
Total Common Stocks (Cost $806,738,405) .....................................
826,550,203
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 25,930,344 25,930,344
Total Money Market Funds (Cost $25,930,344) ..................................
25,930,344
a a a
f
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 1.0%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 8,621,004 8,621,004
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $8,621,004) ............................................................
8,621,004
Total Short Term Investments (Cost $34,551,348 ) ................................
34,551,348
a
Total Investments (Cost $841,289,753) 100.7% ..................................
$861,101,551
Other Assets, less Liabilities (0.7)% ...........................................
(6,212,037)
Net Assets 100.0% ...........................................................
$854,889,514
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $13,608,273, representing 1.6% of net assets.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $806,738,405
Cost - Non-controlled affili ates (Note 3e) ........................................................ 34,551,348
Value - Unaffiliated issuers (Includes securities loaned of $12,184,648) ................................. $826,550,203
Value - Non-controlled affiliates (Note 3e) ....................................................... 34,551,348
Cash .................................................................................... 4,180
Foreign currency, at value (cost $229,602) ........................................................ 229,602
Receivables:
Capital shares sold ........................................................................ 73,536
Dividends and interest ..................................................................... 2,939,019
European Union tax reclaims (Note 1 d ) ......................................................... 1,689,896
Total assets .......................................................................... 866,037,784
Liabilities:
Payables:
Capital shares redeemed ................................................................... 573,368
Management fees ......................................................................... 579,645
Distribution fees .......................................................................... 171,828
Trustees' fees and expenses ................................................................. 1,393
Payable upon return of securities loaned (Note 1 c ) .................................................. 8,621,004
Deferred tax ............................................................................... 470,279
Accrued expenses and other liabilities ........................................................... 730,753
Total liabilities ......................................................................... 11,148,270
Net assets, at value ................................................................. $854,889,514
Net assets consist of:
Paid-in capital ............................................................................. $857,226,004
Total distributable earnings (losses) ............................................................. (2,336,490)
Net assets, at value ................................................................. $854,889,514
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $94,492,144
Shares outstanding ........................................................................ 7,982,367
Net asset value and maximum offering price per share ............................................. $11.84
Class 2:
Net assets, at value ....................................................................... $684,732,673
Shares outstanding ........................................................................ 59,040,356
Net asset value and maximum offering price per share ............................................. $11.60
Class 4:
Net assets, at value ....................................................................... $75,664,697
Shares outstanding ........................................................................ 6,387,999
Net asset value and maximum offering price per share ............................................. $11.84

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,934,218)
Unaffiliated issuers ........................................................................ $17,944,257
Non-controlled affiliates (Note 3e) ............................................................. 29,205
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 45,885
Non-controlled affiliates (Note 3e) ............................................................. 8,614
Other income (Note 1d) ...................................................................... 1,916,961
Total investment income ................................................................... 19,944,922
Expenses:
Management fees (Note 3a) ................................................................... 3,954,728
Distribution fees: (Note 3c)
    Class 2 ................................................................................ 981,006
    Class 4 ................................................................................ 149,944
Custodian fees ............................................................................. 48,297
Reports to shareholders fees .................................................................. 48,445
Professional fees ........................................................................... 56,371
Trustees' fees and expenses .................................................................. 6,063
Other .................................................................................... 85,669
Total expenses ......................................................................... 5,330,523
Expenses waived/paid by affiliates (Note 3e) ................................................... (58,996)
Net expenses ......................................................................... 5,271,527
Net investment income ................................................................ 14,673,395
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 16,977,671
Foreign currency transactions ................................................................ (1,296,797)
Net realized gain (loss) .................................................................. 15,680,874
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (149,187,810)
Translation of other assets and liabilities denominated in foreign currencies .............................. 273,411
Change in deferred taxes on unrealized appreciation ............................................... 461,238
Net change in unrealized appreciation (depreciation) ............................................ (148,453,161)
Net realized and unrealized gain (loss) ............................................................ (132,772,287)
Net increase (decrease) in net assets resulting from operations .......................................... $(118,098,892)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,673,395 $17,241,459
Net realized gain (loss) ................................................. 15,680,874 91,630,813
Net change in unrealized appreciation (depreciation) ........................... (148,453,161) (43,910,316)
Net increase (decrease) in net assets resulting from operations ................ (118,098,892) 64,961,956
Distributions to shareholders:
Class 1 ............................................................. (3,306,920) (2,381,077)
Class 2 ............................................................. (22,029,270) (19,729,840)
Class 4 ............................................................. (2,305,506) (1,653,598)
Total distributions to shareholders .......................................... (27,641,696) (23,764,515)
Capital share transactions: (Note 2)
Class 1 ............................................................. (4,055,934) (1,488,235)
Class 2 ............................................................. (29,220,972) (289,098,586)
Class 4 ............................................................. (3,114,298) (17,919,519)
Total capital share transactions ............................................ (36,391,204) (308,506,340)
Net increase (decrease) in net assets ................................... (182,131,792) (267,308,899)
Net assets:
Beginning of period ..................................................... 1,037,021,306 1,304,330,205
End of period .......................................................... $854,889,514 $1,037,021,306

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Templeton Foreign VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, the Fund received
$2,522,919 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2022, the Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 155,322 $2,147,368 442,846 $6,305,829
Shares issued in reinvestment of distributions .......... 269,293 3,306,920 158,422 2,381,077
Shares redeemed ............................... (686,228) (9,510,222) (708,094) (10,175,141)
Net increase (decrease) .......................... (261,613) $(4,055,934) (106,826) $(1,488,235)
Class 2 Shares:
Shares sold ................................... 1,609,155 $21,873,413 5,248,565 $73,689,135
Shares issued in reinvestment of distributions .......... 1,829,648 22,028,963 1,341,254 19,729,840
Shares redeemed ............................... (5,541,730) (73,123,348) (27,124,178) (382,517,561)
Net increase (decrease) .......................... (2,102,927) $(29,220,972) (20,534,359) $(289,098,586)
Class 4 Shares:
Shares sold ................................... 226,836 $2,993,763 677,401 $9,654,639
Shares issued in reinvestment of distributions .......... 187,592 2,305,506 110,093 1,653,598
Shares redeemed ............................... (619,389) (8,413,567) (2,037,261) (29,227,756)
Net increase (decrease) .......................... (204,961) $(3,114,298) (1,249,767) $(17,919,519)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
Prior to May 1, 2022, the Fund paid an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.810% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.810% Over $200 million, up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.750% Over $1.2 billion, up to and including $1.3 billion
0.675% Over $1.3 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, EU reclaims and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$114,840,583 and $127,782,501, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$8,621,004 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 50,936,475 $ 114,849,050 $ (139,855,181) $ — $ — $ 25,930,344 25,930,344 $ 29,205
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $192,332 $140,991,200 $(132,562,528) $— $— $8,621,004 8,621,004 $8,614
Total Affiliated Securities ... $51,128,807 $255,840,250 $(272,417,709) $— $— $34,551,348 $37,819
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 49,364,034
Cost of investments .......................................................................... $855,020,122
Unrealized appreciation ........................................................................ $157,073,255
Unrealized depreciation ........................................................................ (150,991,826)
Net unrealized appreciation (depreciation) .......................................................... $6,081,429
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 38,532,808 $ — $ 38,532,808
Airlines .............................. — 5,144,271 — 5,144,271
Auto Components ...................... — 36,088,756 — 36,088,756
Automobiles .......................... — 30,112,356 — 30,112,356
Banks ............................... 17,673,943 103,811,382 — 121,485,325
Chemicals ........................... — 8,218,023 — 8,218,023
Construction & Engineering ............... — 4,534,724 — 4,534,724
Construction Materials .................. — 9,399,718 — 9,399,718
Diversified Financial Services ............. — 9,798,583 — 9,798,583
Electronic Equipment, Instruments &
Components ........................ — 5,341,479 — 5,341,479
Energy Equipment & Services ............. — 18,603,173 — 18,603,173
Food & Staples Retailing ................. — 13,011,010 — 13,011,010
Health Care Providers & Services .......... — 14,027,641 — 14,027,641
Household Durables .................... — 10,934,749 — 10,934,749
Industrial Conglomerates ................ — 51,761,139 — 51,761,139
Insurance ............................ — 34,597,807 — 34,597,807
Interactive Media & Services .............. 3,469,871 — — 3,469,871
Internet & Direct Marketing Retail .......... — 36,316,616 — 36,316,616
Machinery ............................ — 11,722,952 — 11,722,952
Media ............................... — 12,839,013 — 12,839,013
Metals & Mining ....................... 19,029,927 13,304,603 — 32,334,530
Multiline Retail ........................ — 6,200,202 — 6,200,202
Multi-Utilities .......................... — 10,141,943 — 10,141,943
Oil, Gas & Consumable Fuels ............. — 87,615,925 — 87,615,925
Pharmaceuticals ....................... — 64,423,701 — 64,423,701
Professional Services ................... — 16,014,960 — 16,014,960
Semiconductors & Semiconductor Equipment . 18,074,463 42,536,341 — 60,610,804
Technology Hardware, Storage & Peripherals . — 32,934,126 — 32,934,126
Thrifts & Mortgage Finance ............... — 19,168,600 — 19,168,600
Tobacco ............................. — 21,165,398 — 21,165,398
Short Term Investments ................... 34,551,348 — — 34,551,348
Total Investments in Securities ........... $92,799,552 $768,301,999
a
$— $861,101,551
a
Includes foreign securities valued at $768,301,999, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Foreign VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Semiannual Report
VIP2 SA1SA2 SA4 08/22
SUPPLEMENT DATED AUGUST 10, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2022 OF
TEMPLETON FOREIGN VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information (SAI) is amended as follows:
I. The table under the “Management– Portfolio Managers – Other accounts managed by the portfolio managers” section on page 97 is revised as follows:
Name
Number of Other
Registered
Investment
Companies
Managed
1
Assets of Other
Registered Investment
Companies Managed (x
$1 million)
1
Number of
Other Pooled
Investment
Vehicles
Managed
2
Assets of Other Pooled
Investment Vehicles
Managed
(x $1 million)
2
Number of
Other Accounts
Managed
2
Assets of Other
Accounts Managed
(x $1 million)
2
Sara Araghi 1 6,169.6 4 10,015.6 1 1.7
Herbert J. Arnett, Jr. 6 16,367.4 11 11,629.0 0 N/A
Grant Bowers 1 6,169.6 5 10,190.0 1 1.7
Todd Brighton 12 88,547.5 7 2,721.9 0 N/A
Vaneet Chadha 2 838.6 10 503.4 2 0
Sundaram Chettiappan 10 2,962.3 6 1,387.2 1 104.6
William Chong 2 3,898.3 7 1,839.8 0 N/A
Brendan Circle 5 80,767.4 3 2,319.8 0 N/A
Christian Correa 4 22,367.1 9 1,205.0 0 N/A
Sonal Desai 10 13,468.4 11 3,835.0 1 331.1
Neil Dhruv 2 4,499.3 3 2,681.0 0 N/A
Katrina Dudley 3 11,030.0 4 1,498.1 0 N/A
Nicholas P.B. Getaz 4 30,017.3 4 993.9 0 N/A
Michael Hasenstab 9 11,504.3 37
3
17,189.2 12
4
3,873.5
Calvin Ho 8 11,342.6 15 14,130.7 1 0
Grace Hoefig 2 9,359.7 2 420.4 0 N/A
Nicholas Karzon 4 5,672.3 3 158.0 0 N/A
Armritha Kasturirangan 4 30,017.3 4 993.9 0 N/A
Michael McCarthy 2 9,713.1 9 306.2 8 251.6
Christopher Meeker 4 5,672.3 3 158.0 0 N/A
Matthew J. Moberg 7 28,914.7 19 1,243.8 0 N/A
Peter Moeschter 3 15,728.6 7 9,980.2 4 1,691.0
Alan E. Muschott 2 8,624.7 1 1,545.6 0 N/A
Matthew Nagle 2 920.0 23 224.0 8 690.2
Thomas A. Nelson 14 6,812.3 127 8,235.7 3 218.8
Andrew Ness 2 1,759.0 4 2,384.7 2 3,225.1
Peter A. Nori 2 920.0 25 779.4 8 775.1
Patricia O'Connor 4 7,425.0 10 2,840.1 3 271.0
Christopher James Peel 4 15,790.1 6 1,065.5 4 1,691.0
Edward D. Perks 9 84,240.1 6 2,531.7 2 114.3
Warren Pustam 4 16,303.2 10 10,343.0 3 1,661.6
Matthew Quinlan 6 35,496.0 4 1,202/0 0 N/A
Steven Raineri 4 5,672.3 3 158.0 0 N/A
Timothy Rankin 2 10,229.6 4 781.6 0 N/A
John P. Scandalios 1 5,870.5 2 48.4 0 N/A
Daniel Scher 1 530.0 4 189.0 0 N/A
Blair Schmicker 2 7,260.4 1 169.3 0 N/A
Chandra Seethamraju 11 3,033.0 9 1,895.3 1 104.6
Chetan Sehgal 4 2,263.7 11 4,630.1 3 3,361.5
Nayan Sheth 4 30,017.3 3 993.6 0 N/A
Wylie Tollette 18 6,769.0 41 7,405.8 2 114.3
Debbie Turner 1 8,459.9 3 420.4 0 N/A
Paul Varunok 4 5,131.6 3 2,681.0 2
5
3,256.1
Heather Waddell 4 2,618.7 30 1,509.8 14 2,538.8

Semiannual Report
1. These figures represent registered investment companies other than the Funds that are included in this SAI.
2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.
3. Of these accounts, Dr. Hasenstab manages pooled investment vehicles with $354.4 million in assets with a performance fee.
4. Of these accounts, Dr. Hasenstab manages other accounts with $3,246.0 million in assets with a performance fee.
5. Of these accounts, Mr. Varunok manages an other account with $2,399.8 million in assets with a performance fee.
6. Of these accounts, Mr. Yuen manages other accounts with $2,399.8 million in assets with a performance fee.
Please keep this supplement with your SAI for future reference.
Name
Number of Other
Registered
Investment
Companies
Managed
1
Assets of Other
Registered Investment
Companies Managed (x
$1 million)
1
Number of
Other Pooled
Investment
Vehicles
Managed
2
Assets of Other Pooled
Investment Vehicles
Managed
(x $1 million)
2
Number of
Other Accounts
Managed
2
Assets of Other
Accounts Managed
(x $1 million)
2
David Yuen 12 14,267.5 10 2,235.6 5
6
4,264.9

TGB-1
Semiannual Report
Templeton Global Bond VIP Fund
This semi annual report for Templeton Global Bond VIP Fund covers the period ended June 30, 2022 .
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares posted a -5.86 % total return* for the six-month period ended June 30, 2022.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

TGB-2
Semiannual Report
Templeton Global Bond VIP Fund
Fund Goal and Main Investments
The Fund seeks high current income, consistent with
preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties.
Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Sovereign debt securities
are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may
be unwilling or unable to pay interest and repay principal
on its sovereign debt, or otherwise meet its obligations
when due. Adverse conditions in a certain region or country
can adversely affect securities of issuers in other countries whose economies appear to be unrelated. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with these
markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support
securities market. The Fund is actively managed but there
is no guarantee that the manager’s investment decisions
will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the J.P. Morgan
Global Government Bond Index posted a -14.14% total
return, and the FTSE World Government Bond Index posted
a -14.79% total return for the same period.
1
Economic and Market Overview
The six-month period ended June 30, 2022, was
characterized by challenges to the global economy in the
form of the lingering economic impact of COVID-19, the
start of Russia’s war on Ukraine, commodity-price inflation, rising global interest rates, weakening global gross domestic product growth, and supply chain disruptions. Risk assets
faced strong headwinds resulting from tighter financial
conditions.
Sovereign bond yields rose across most of the world as
many major central banks embarked on policy rate hikes to
curb inflation. Inflation reached multi-decade highs during
the period, with added supply-side pressures coming
from disruptions to the flow of energy, food, commodities
and goods due to the war in Ukraine and the West’s
economic isolation of Russia. Supply chain disruptions were
compounded by China’s implementation of its zero-COVID
policy.
Simultaneously, global economic growth was projected to
decelerate, driven by the disruption of economic activity
and trade following Russia’s invasion of Ukraine, including
Geographic Composition
6/30/22
% of Total
Net Assets
Asia 34.7%
North America 22.1%
Latin America & Caribbean 10.6%
Europe 5.3%
Middle East & Africa 1.2%
Other 0.5%
Short-Term Investments & Other Net Assets 25.6%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Global Bond VIP Fund
TGB-3
Semiannual Report
a reduction in Russia’s exports of natural gas to Germany,
the economic strains of refugee flight in Europe, volatile
and elevated commodity prices, continued supply chain
disruptions, the effect of COVID-19-related lockdowns in
China, and the reduction of policy support post-COVID-19.
The combination of above-average inflation and below-
average growth raised the spectre of stagflation reminiscent of the 1970s and created a policy dilemma for many central
bankers.
Over the period, developed market sovereign bond yields
trended higher concurrently with falling equity prices and
strength in the U.S. dollar. On the monetary front, the first half of 2022 marked the end of pandemic-era monetary
accommodation by the U.S. Federal Reserve.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we monitor various
factors including changes in interest rates, currency
exchange rates and credit risks. We seek to manage the
Fund’s exposure to various currencies and regularly enter
into various currency-related derivative instruments, such
as currency and cross-currency forwards, currency and
currency index futures contracts and currency options.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding
compelling risk-adjusted yields in various local-currency
bond markets, specifically in countries with resilient
economies and strong trade dynamics. We were significantly
underweight developed market duration in the U.S. and the
euro area, with a preference for the higher yields available in select emerging market local-currency bonds, notably
Indonesia, India, Thailand, Brazil, Colombia, and Mexico.
At the beginning of the period, the Fund was overweight
in specific currencies against the U.S. dollar (USD) and
the euro. In Asia, we held notable exposures to the South
Korean won, the Chinese yuan, the Indonesian rupiah, the
Indian rupee and the Singapore dollar, while holding an
underweight in the Japanese yen. We closed our exposure
to the Japanese yen in March 2022, thereby going further
underweight, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. In April, we exited our underweight position
in the Australian dollar which had been used to hedge
against emerging market beta risks, as we anticipated rising commodity prices to boost Australia’s terms of trade and
support its currency. In EMEA (Europe, Middle East and
Africa), the Fund held overweight positions in the Norwegian krone, the Swedish krona and the British pound against the
euro. We added a position in the British pound against the
euro in April due to expected monetary policy divergences
between the Bank of England and the European Central
Bank. In the Americas, we held long exposures to the
Brazilian real, Colombian peso and Chilean peso against
the USD, and long exposure to the Canadian dollar against
the euro. During the period, we used currency forwards and
currency options to actively manage currency exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by interest-
rate strategies. Sovereign credit exposures had a largely
neutral effect on absolute results. Among currencies,
positions in the South Korean won, Ghanaian cedi, Argentine
peso, Indonesian rupiah and Chinese yuan detracted from
absolute performance, while the Fund’s position in the
Brazilian real contributed. The Fund maintained a defensive
approach regarding interest rates in developed markets,
while holding duration exposures in select emerging
markets. Exposure to short- to intermediate-term U.S.
Treasuries detracted from absolute results, as did duration
exposure in Ghana. However, duration exposure in Argentina
contributed to absolute performance.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies, followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results.
Its lack of duration exposure in the euro area contributed
to relative performance, as did underweighted duration
exposures in the U.S., the U.K. and Japan. Overweighted
duration exposure in Argentina also contributed to relative
results, while duration exposure in Ghana detracted. Among
currencies, the Fund’s underweighted exposure to the euro
contributed to relative performance, as did its underweighted position in the Japanese yen and its overweighted position
in the Brazilian real. However, overweighted positions in
the South Korean won, Ghanaian cedi, Argentine peso and
Indonesian rupiah detracted from relative results.
Thank you for your participation in Templeton Global Bond
VIP Fund. We look forward to serving your future investment
needs.

Templeton Global Bond VIP Fund
TGB-4
Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Global Bond VIP Fund
TGB-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30 /22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $941.40 $2.36 $1,022.37 $2.46 0.49%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-6
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.82 $14.49 $16.63 $17.54 $17.17 $16.85
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.48 0.52 0.89 0.88 0.83
Net realized and unrealized gains (losses) (1.06) (1.15) (1.31) (0.54) (0.51) (0.46)
Total from investment operations ........ (0.81) (0.67) (0.79) 0.35 0.37 0.37
Less distributions from:
Net investment income and net foreign
currency gains .................... — — (1.35) (1.26) — —
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — (—)
c
— — —
Total distributions ................... — — (1.35) (1.26) — (0.05)
Net asset value, end of period .......... $13 .01 $13.82 $14.49 $16.63 $17.54 $17.17
Total return
d
....................... (5.86)% (4.62)% (4.73)% 1.89% 2.15% 2.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.51% 0.51% 0.51% 0.53% 0.56% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.50% 0.46% 0.44% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.49%
f
0.50%
f
0.45% 0.42% 0.45% 0.46%
f
Net investment income ............... 3.71% 3.42% 3.43% 5.22% 5.09% 4.81%
Supplemental data
Net assets, end of period (000’s) ........ $164,772 $204,318 $224,704 $322,794 $285,046 $286,502
Portfolio turnover rate ................ 10.26% 27.65% 52.84% 22.58% 18.22% 37.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-7
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.13 $13.82 $15.91 $16.83 $16.51 $16.25
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.43 0.46 0.82 0.81 0.76
Net realized and unrealized gains (losses) (0.99) (1.12) (1.24) (0.53) (0.49) (0.45)
Total from investment operations ........ (0.77) (0.69) (0.78) 0.29 0.32 0.31
Less distributions from:
Net investment income and net foreign
currency gains .................... — — (1.31) (1.21) — —
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — (—)
c
— — —
Total distributions ................... — — (1.31) (1.21) — (0.05)
Net asset value, end of period .......... $12.36 $13.13 $13.82 $15.91 $16.83 $16.51
Total return
d
....................... (5.86)% (4.99)% (4.92)% 1.63% 1.94% 1.93%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.76% 0.76% 0.75% 0.78% 0.81% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.75% 0.71% 0.69% 0.72% 0.71%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.74%
f
0.75%
f
0.70% 0.67% 0.70% 0.71%
f
Net investment income ............... 3.47% 3.17% 3.16% 4.97% 4.84% 4.56%
Supplemental data
Net assets, end of period (000’s) ........ $1,590,520 $1,859,619 $2,022,487 $2,389,610 $2,544,900 $2,730,081
Portfolio turnover rate ................ 10.26% 27.65% 52.84% 22.58% 18.22% 37.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.46 $14.17 $16.27 $17.19 $16.88 $16.62
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.42 0.46 0.82 0.81 0.76
Net realized and unrealized gains (losses) (1.03) (1.13) (1.27) (0.55) (0.50) (0.45)
Total from investment operations ........ (0.81) (0.71) (0.81) 0.27 0.31 0.31
Less distributions from:
Net investment income and net foreign
currency gains .................... — — (1.29) (1.19) — —
Net realized gains ................. — — — — — (0.05)
Tax return of capital ................ — — (—)
c
— — —
Total distributions ................... — — (1.29) (1.19) — (0.05)
Net asset value, end of period .......... $12.65 $13.46 $14.17 $16.27 $17.19 $16.88
Total return
d
....................... (6.02)% (5.01)% (5.00)% 1.48% 1.84% 1.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.86% 0.86% 0.85% 0.88% 0.91% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.85% 0.81% 0.79% 0.82% 0.81%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.84%
f
0.85%
f
0.80% 0.77% 0.80% 0.81%
f
Net investment income ............... 3.36% 3.07% 3.06% 4.87% 4.74% 4.46%
Supplemental data
Net assets, end of period (000’s) ........ $60,327 $71,454 $76,771 $90,272 $94,312 $98,934
Portfolio turnover rate ................ 10.26% 27.65% 52.84% 22.58% 18.22% 37.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Global Bond VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-9
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 52.2%
Argentina 1.4%
a
Argentina BONCER ,
Index Linked, 1.3%, 9/20/22 ....... 883,635,492 ARS $ 3,464,372
Index Linked, 1.4%, 3/25/23 ....... 2,812,254,552 ARS 10,516,315
Index Linked, 1.45%, 8/13/23 ...... 167,411,389 ARS 587,962
Index Linked, 1.5%, 3/25/24 ....... 2,403,289,005 ARS 7,546,424
Argentina Government Bond ,
16%, 10/17/23 ................. 884,455,900 ARS 2,069,955
15.5%, 10/17/26 ................ 1,668,306,000 ARS 1,951,953
26,136,981
Brazil 1.7%
Brazil Notas do Tesouro Nacional, 10%,
1/01/27 ...................... 179,710,000 BRL 31,269,898
Colombia 5.2%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 83,345
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 136,746
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 69,543,000,000 COP 16,725,705
B, 6.25%, 11/26/25 .............. 82,468,000,000 COP 17,456,298
B, 7.5%, 8/26/26 ............... 145,296,600,000 COP 31,280,308
B, 5.75%, 11/03/27 .............. 55,276,000,000 COP 10,546,539
B, 6%, 4/28/28 ................. 46,343,600,000 COP 8,779,021
B, 7.75%, 9/18/30 .............. 33,189,000,000 COP 6,501,088
B, 7%, 6/30/32 ................. 20,672,000,000 COP 3,696,432
95,205,482
Ghana 1.2%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 80,000 GHS 9,979
17.6%, 11/28/22 ................ 520,000 GHS 63,038
20.75%, 1/16/23 ................ 120,000 GHS 14,599
16.5%, 2/06/23 ................ 7,930,000 GHS 938,987
19%, 9/18/23 .................. 150,000 GHS 17,053
18.85%, 9/28/23 ................ 21,190,000 GHS 2,399,656
19.25%, 11/27/23 ............... 1,350,000 GHS 151,661
19.25%, 12/18/23 ............... 110,000 GHS 12,309
19.75%, 3/25/24 ................ 26,840,000 GHS 2,958,058
19%, 11/02/26 ................. 80,510,000 GHS 7,355,559
19.75%, 3/15/32 ................ 80,510,000 GHS 6,497,335
Senior Note, 18.5%, 1/02/23 ...... 70,000 GHS 8,455
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 392,707
Senior Note, 17.25%, 7/31/23 ...... 210,000 GHS 23,754
Senior Note, 17.7%, 3/18/24 ...... 1,080,000 GHS 115,700
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 64,268
21,023,118
India 4.9%
India Government Bond ,
6.84%, 12/19/22 ................ 98,000,000 INR 1,247,385
7.16%, 5/20/23 ................ 133,700,000 INR 1,706,237
8.83%, 11/25/23 ................ 1,468,100,000 INR 19,139,269
8.2%, 9/24/25 ................. 297,100,000 INR 3,883,010
7.59%, 1/11/26 ................. 1,629,000,000 INR 20,925,152
7.27%, 4/08/26 ................ 214,000,000 INR 2,719,818

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-10
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR $ 6,014,208
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 3,785,130
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR 29,404,904
88,825,113
Indonesia 10.2%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,591,156
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 9,951,061
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 15,987,476
FR63, 5.625%, 5/15/23 .......... 289,067,000,000 IDR 19,660,340
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 41,285,041
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR 93,736,534
184,211,608
Mexico 2.2%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 812,130,000 MXN 39,615,415
Norway 4.0%
b
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 315,007,000 NOK 31,883,089
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 265,052,000 NOK 27,001,831
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 8,787,455
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 5,106,917
72,779,292
South Korea 16.9%
Korea Monetary Stabilization Bond ,
Senior Note, 0.87%, 2/02/23 ...... 59,850,000,000 KRW 46,042,805
Senior Note, 0.905%, 4/02/23 ...... 61,390,000,000 KRW 47,061,650
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 6,435,000,000 KRW 4,971,715
3%, 3/10/23 ................... 3,919,000,000 KRW 3,048,918
2.25%, 9/10/23 ................ 88,312,000,000 KRW 67,806,352
0.875%, 12/10/23 ............... 22,287,000,000 KRW 16,711,581
1.875%, 3/10/24 ................ 33,811,000,000 KRW 25,598,244
1.375%, 9/10/24 ................ 75,881,910,000 KRW 56,226,024
3%, 9/10/24 ................... 18,500,000,000 KRW 14,195,167
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW 24,754,040
306,416,496
Supranational 0.5%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN 9,395,934
Thailand 2.7%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 745,020,000 THB 20,623,097
1%, 6/17/27 ................... 570,140,000 THB 15,057,352

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-11
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
Thailand Government Bond, (continued)
Senior Note, 0.66%, 11/22/23 ...... 481,230,000 THB $ 13,496,990
49,177,439
United Kingdom 1.3%
b
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 19,732,000 GBP 23,812,244
Total Foreign Government and Agency Securities (Cost $1,249,146,365) ...........
947,869,020
U.S. Government and Agency Securities 22.1%
United States 22.1%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 49,660,000 47,989,795
1.5%, 11/30/24 ................. 50,420,000 48,649,391
1.75%, 12/31/24 ................ 22,672,000 21,976,342
2%, 2/15/25 ................... 49,140,000 47,890,385
2.125%, 5/15/25 ................ 58,760,000 57,334,611
2.875%, 5/31/25 ................ 76,680,000 76,368,487
2.625%, 12/31/25 ............... 44,803,000 44,182,583
1.625%, 2/15/26 ................ 24,220,000 23,026,976
2.125%, 5/31/26 ................ 11,063,000 10,690,272
1.625%, 10/31/26 ............... 24,220,000 22,816,943
400,925,785
Total U.S. Government and Agency Securities (Cost $421,311,328) ................
400,925,785
Total Long Term Investments (Cost $1,670,457,693) .............................
1,348,794,805
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 24,314,000 214,469
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 20,304,000 452,932
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 20,304,000 398,906
1,066,307
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.19 MXN, Expires 7/21/22 ....... 1 43,075,000 13,211
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 9,700,000 20,810

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-12
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.88 MXN, Expires 7/21/22 ....... 1 43,075,000 $ 188,122
222,143
Total Options Purchased (Cost $4,806,303) .....................................
1,288,450
Short Term Investments 23.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 14.8%
Brazil 7.4%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 71,110,000 BRL 11,239,389
7/01/24 ...................... 308,450,000 BRL 46,053,281
1/01/25 ...................... 539,800,000 BRL 76,283,409
133,576,079
Singapore 4.5%
d
Singapore Treasury Bills ,
8/12/22 ...................... 6,460,000 SGD 4,638,823
8/19/22 ...................... 62,840,000 SGD 45,105,751
1/24/23 ...................... 45,410,000 SGD 32,279,631
82,024,205
United Kingdom 2.9%
d
United Kingdom Treasury Bills ,
7/11/22 ...................... 12,350,000 GBP 15,026,475
7/25/22 ...................... 6,300,000 GBP 7,662,272
8/01/22 ...................... 10,040,000 GBP 12,208,552
10/24/22 ..................... 15,249,000 GBP 18,469,165
53,366,464
Total Foreign Government and Agency Securities (Cost $286,062,157) ............
268,966,748
Shares
Money Market Funds 9.0%
United States 9.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 163,878,104 163,878,104
Total Money Market Funds (Cost $163,878,104) .................................
163,878,104
a a a a a
Total Short Term Investments (Cost $449,940,261 ) ...............................
432,844,852
a a a
Total Investments (Cost $2,125,204,257) 98.2% ..................................
$1,782,928,107
Options Written (0.0)%
†
......................................................
(418,423)
Other Assets, less Liabilities 1.8% .............................................
33,109,542
Net Assets 100.0% ...........................................................
$1,815,619,226
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-13
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
g
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 9,700,000 $ (20,863)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 12,157,000 (39,761)
(60,624)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.60 MXN, Expires 7/21/22 ....... 1 86,150,000 (129,744)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 9,700,000 (228,055)
(357,799)
Total Options Written (Premiums received $1,331,330) ...........................
$ (418,423)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Redemption price at maturity is adjusted for inflation. See Note 1(g) .
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $96,591,536, representing 5.3% of net assets.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note
1(c)
regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-14
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. DBAB Sell 8,395,076 86,680,000 SEK 7/06/22 $ — $ (324,591)
Swedish Krona ..... DBAB Sell 86,680,000 8,084,840 EUR 7/06/22 — (527)
Indian Rupee ...... HSBK Buy 241,380,400 3,150,687 7/11/22 — (95,687)
Chinese Yuan ...... CITI Buy 125,329,450 19,446,600 7/12/22 — (721,824)
Chinese Yuan ...... HSBK Buy 135,702,480 21,108,853 7/18/22 — (835,965)
Euro ............. DBAB Sell 10,346,782 104,016,200 SEK 7/19/22 — (680,227)
Euro ............. JPHQ Sell 20,129,401 198,445,700 NOK 7/19/22 — (959,801)
Norwegian Krone ... JPHQ Sell 152,000,000 15,306,765 EUR 7/19/22 618,313 —
Japanese Yen ...... CITI Buy 1,948,164,000 17,208,988 7/20/22 — (2,839,848)
Japanese Yen ...... CITI Sell 1,948,164,000 17,103,576 7/20/22 2,734,436 —
South Korean Won .. CITI Buy 8,470,100,000 6,909,009 7/21/22 — (335,797)
South Korean Won .. JPHQ Buy 8,365,800,000 7,007,120 7/21/22 — (514,849)
Singapore Dollar .... CITI Buy 4,670,000 3,426,328 7/25/22 — (64,907)
Indian Rupee ...... JPHQ Buy 205,330,400 2,696,394 7/27/22 — (101,745)
Chilean Peso ...... GSCO Buy 4,492,370,670 5,211,265 7/29/22 — (338,871)
Euro ............. BOFA Buy 1,336,000 1,462,025 7/29/22 — (59,749)
Euro ............. BOFA Sell 1,336,000 1,522,373 7/29/22 120,097 —
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,574,133 8/02/22 — (627,571)
Euro ............. BOFA Sell 6,176,410 8,949,000 CAD 8/02/22 467,203 —
Euro ............. CITI Sell 4,910,333 7,054,790 CAD 8/03/22 324,621 —
Euro ............. HSBK Sell 63,400,540 91,488,460 CAD 8/03/22 4,501,683 —
Euro ............. MSCO Buy 2,320,000 2,538,245 8/04/22 — (102,164)
Euro ............. MSCO Sell 30,744,500 34,985,089 8/04/22 2,702,289 —
Australian Dollar .... CITI Buy 2,393,000 1,768,283 8/08/22 — (116,065)
Australian Dollar .... CITI Sell 2,393,000 1,712,718 8/08/22 60,500 —
Chilean Peso ...... GSCO Buy 3,439,478,985 4,098,033 8/08/22 — (375,454)
Chilean Peso ...... JPHQ Buy 6,390,810,000 7,746,906 8/08/22 — (830,075)
Chinese Yuan ...... JPHQ Buy 188,842,190 28,015,220 8/11/22 188,705 —
Chilean Peso ...... GSCO Buy 2,147,030,000 2,452,263 8/16/22 — (132,792)
Euro ............. DBAB Sell 54,061,989 567,099,454 SEK 8/17/22 — (1,297,719)
Euro ............. JPHQ Sell 2,395,607 25,140,000 SEK 8/17/22 — (56,470)
Chilean Peso ...... GSCO Buy 3,686,615,833 4,252,152 8/19/22 — (272,200)
Chinese Yuan ...... JPHQ Buy 94,285,000 14,745,440 8/22/22 — (664,629)
Mexican Peso ...... CITI Sell 3,580,000 177,765 8/31/22 1,668 —
Mexican Peso ...... MSCO Sell 301,341,000 14,382,102 8/31/22 — (440,524)
Chilean Peso ...... GSCO Buy 3,573,680,000 4,303,046 9/02/22 — (457,484)
Chilean Peso ...... GSCO Buy 3,573,683,735 4,247,559 9/06/22 — (405,227)
Euro ............. DBAB Sell 8,070,087 86,680,000 SEK 9/06/22 — (188)
Euro ............. DBAB Sell 6,748,971 66,742,600 NOK 9/15/22 — (322,228)
Euro ............. DBAB Sell 34,484,359 364,110,000 SEK 9/19/22 — (630,132)
Euro ............. JPHQ Sell 63,451,078 631,183,200 NOK 9/19/22 — (2,667,337)
Australian Dollar .... CITI Buy 11,476,000 8,486,387 9/21/22 — (559,903)
Australian Dollar .... CITI Sell 11,476,000 8,402,635 9/21/22 476,151 —
Chilean Peso ...... GSCO Buy 6,253,949,801 7,483,045 9/21/22 — (779,461)
Chinese Yuan ...... BOFA Buy 184,017,140 27,367,213 9/21/22 111,139 —
Chinese Yuan ...... HSBK Buy 136,590,880 20,350,235 9/21/22 46,193 —
Indian Rupee ...... JPHQ Buy 1,020,100,000 12,958,587 9/21/22 — (135,313)
New Zealand Dollar . BOFA Buy 10,600,000 6,634,540 9/21/22 — (20,968)
New Zealand Dollar . CITI Buy 12,470,000 8,485,735 9/21/22 — (705,429)
New Zealand Dollar . JPHQ Buy 47,380,000 32,307,001 9/21/22 — (2,745,580)
South Korean Won .. BNDP Buy 71,267,400,000 54,930,092 9/21/22 468,980 —
Euro ............. CITI Sell 30,510,000 34,114,756 9/22/22 1,956,725 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-15
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 25,250,000 28,230,258 9/22/22 $ 1,616,351 $ —
Euro ............. GSCO Sell 1,230,811 1,386,078 10/03/22 87,738 —
Indian Rupee ...... JPHQ Buy 205,911,800 2,672,617 10/07/22 — (87,921)
Chilean Peso ...... GSCO Buy 1,363,170,000 1,642,888 10/11/22 — (187,332)
Indian Rupee ...... CITI Buy 200,059,600 2,588,763 10/11/22 — (78,464)
Indian Rupee ...... JPHQ Buy 266,347,200 3,461,977 10/11/22 — (119,918)
Euro ............. DBAB Sell 28,725,356 297,167,015 SEK 10/12/22 — (1,147,963)
Indian Rupee ...... CITI Buy 241,153,200 3,132,673 10/12/22 — (107,025)
Singapore Dollar .... MSCO Buy 10,540,000 7,736,821 10/21/22 — (142,050)
Euro ............. BZWS Sell 18,568,000 20,340,316 10/25/22 714,300 —
Euro ............. DBAB Sell 24,278,000 26,560,090 10/25/22 898,716 —
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,012,362 10/26/22 — (470,899)
Euro ............. HSBK Sell 19,066,768 26,135,009 CAD 11/03/22 139,733 —
Indian Rupee ...... CITI Buy 149,657,200 1,916,471 11/10/22 — (43,874)
Indian Rupee ...... HSBK Buy 242,055,750 3,072,397 11/14/22 — (44,792)
Chinese Yuan ...... BOFA Buy 220,626,460 33,030,880 12/08/22 — (62,149)
Chinese Yuan ...... CITI Buy 284,452,570 42,633,139 12/08/22 — (126,723)
Chinese Yuan ...... JPHQ Buy 109,163,880 16,329,431 12/09/22 — (16,629)
South Korean Won .. JPHQ Buy 8,539,200,000 6,776,605 12/14/22 — (117,002)
Chilean Peso ...... JPHQ Buy 3,325,454,736 3,624,474 12/27/22 — (121,669)
Euro ............. DBAB Sell 24,397,000 26,885,584 1/25/23 892,566 —
Chilean Peso ...... GSCO Buy 2,307,250,000 2,731,767 3/07/23 — (326,401)
Euro ............. BZWS Sell 8,713,000 9,677,486 4/25/23 334,304 —
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (198,604)
Total Forward Exchange Contracts ................................................... $19,462,411 $(25,618,716)
Net unrealized appreciation (depreciation) ............................................ $(6,156,305)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 11 regarding other derivative information.
See A bbreviations on page TGB- 31 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-16
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,961,326,153
Cost - Non-controlled affili ates (Note 3e) ....................................................... 163,878,104
Value - Unaffiliated issuers .................................................................. $1,619,050,003
Value - Non-controlled affiliates (Note 3e) ....................................................... 163,878,104
Cash .................................................................................... 44,658
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 3,420,000
Restricted currency, at value (cost $10,762,000) (Note 1e) ............................................ 8,831,628
Foreign currency, at value (cost $1,292,666) ...................................................... 1,245,098
Receivables:
Investment securities sold ................................................................... 1,851,331
Capital shares sold ........................................................................ 215,762
Interest ................................................................................. 16,098,674
Deposits with brokers for:
OTC derivative contracts .................................................................. 16,083,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 19,462,411
Total assets .......................................................................... 1,850,180,669
Liabilities:
Payables:
Investment securities purchased .............................................................. 342
Capital shares redeemed ................................................................... 2,183,305
Management fees ......................................................................... 682,787
Distribution fees .......................................................................... 354,289
Trustees' fees and expenses ................................................................. 438
Deposits from brokers for:
OTC derivative contracts .................................................................. 3,420,000
Options written, at value (premiums received $1,331,330) ............................................ 418,423
Unrealized depreciation on OTC forward exchange contracts .......................................... 25,618,716
Deferred tax ............................................................................... 699,121
Accrued expenses and other liabilities ........................................................... 1,184,022
Total liabilities ......................................................................... 34,561,443
Net assets, at value ................................................................. $1,815,619,226
Net assets consist of:
Paid-in capital ............................................................................. $2,385,559,668
Total distributable earnings (losses) ............................................................. (569,940,442)
Net assets, at value ................................................................. $1,815,619,226

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-17
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $164,772,141
Shares outstanding ........................................................................ 12,660,517
Net asset value and maximum offering price per share ............................................. $13.01
Class 2:
Net assets, at value ....................................................................... $1,590,519,781
Shares outstanding ........................................................................ 128,707,227
Net asset value and maximum offering price per share ............................................. $12.36
Class 4:
Net assets, at value ....................................................................... $60,327,304
Shares outstanding ........................................................................ 4,767,790
Net asset value and maximum offering price per share ............................................. $12.65

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
TGB-18
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affili ates (Note 3e) ............................................................. $79,261
Interest: (net of foreign taxes of $1,466,804)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 10,108,483
Paid in cash
a
........................................................................... 31,954,010
Total investment income ................................................................... 42,141,754
Expenses:
Management fees (Note 3 a ) ................................................................... 4,632,371
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,184,919
    Class 4 ................................................................................ 117,771
Custodian fees (Note 4 ) ...................................................................... 254,283
Reports to shareholders fees .................................................................. 101,253
Professional fees ........................................................................... 58,778
Trustees' fees and expenses .................................................................. 10,029
Other .................................................................................... 35,406
Total expenses ......................................................................... 7,394,810
Expense reductions (Note 4 ) ............................................................... (34,060)
Expenses waived/paid by affiliates (Note 3e) ................................................... (149,620)
Net expenses ......................................................................... 7,211,130
Net investment income ................................................................ 34,930,624
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $90,120)
Unaffiliated issuers ...................................................................... (44,619,903)
Written options ........................................................................... 2,735,040
Foreign currency transactions ................................................................ (1,682,198)
Forward exchange contracts ................................................................. 3,124,386
Net realized gain (loss) .................................................................. (40,442,675)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (100,300,000)
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,517,855)
Written options ........................................................................... (1,580,832)
Forward exchange contracts ................................................................. (7,748,199)
Change in deferred taxes on unrealized appreciation ............................................... 655,468
Net change in unrealized appreciation (depreciation) ............................................ (111,491,418)
Net realized and unrealized gain (loss) ............................................................ (151,934,093)
Net increase (decrease) in net assets resulting from operations .......................................... $(117,003,469)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Semiannual Report
TGB-19
Templeton Global Bond VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $34,930,624 $71,596,289
Net realized gain (loss) ................................................. (40,442,675) (185,608,767)
Net change in unrealized appreciation (depreciation) ........................... (111,491,418) 238,289
Net increase (decrease) in net assets resulting from operations ................ (117,003,469) (113,774,189)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (28,918,2 53) (9,857,158)
Class 2 ............................................................. (166,634,013) (63,558,697)
Class 4 ............................................................. (7,216,375) (1,380,150)
Total capital share transactions ............................................ (202,768,641) (74,796,005)
Net increase (decrease) in net assets ................................... (319,772,110) (188,570,194)
Net assets:
Beginning of period ..................................................... 2,135,391,336 2,323,961,530
End of period .......................................................... $1,815,619,226 $2,135,391,336

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Global Bond VIP Fund
TGB-20
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Templeton Global Bond VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-21
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund's custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-22
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Restricted Currency
At June 30, 2022, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-23
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 726,114 $9,919,508 2,973,164 $41,967,080
Shares redeemed ............................... (2,855,020) (38,837,761) (3,685,956) (51,824,238)
Net increase (decrease) .......................... (2,128,906) $(28,918,253) (712,792) $(9,857,158)
Class 2 Shares:
Shares sold ................................... 2,629,832 $34,327,490 10,826,597 $145,827,853
Shares redeemed ............................... (15,502,902) (200,961,503) (15,636,949) (209,386,550)
Net increase (decrease) .......................... (12,873,070) $(166,634,013) (4,810,352) $(63,558,697)
Class 4 Shares:
Shares sold ................................... 144,033 $1,918,579 824,461 $11,404,659
Shares redeemed ............................... (686,743) (9,134,954) (933,077) (12,784,809)
Net increase (decrease) .......................... (542,710) $(7,216,375) (108,616) $(1,380,150)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-24
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.462% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-25
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 3 0, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 94,380,135 $ 600,813,125 $ (531,315,156) $ — $ — $ 163,878,104 163,878,104 $ 79,261
Total Affiliated Securities ... $94,380,135 $600,813,125 $(531,315,156) $— $— $163,878,104 $79,261
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,031,492
Long term ................................................................................ 190,967,605
Total capital loss carryforwards ............................................................... $201,999,097
Cost of investments .......................................................................... $2,138,638,110
Unrealized appreciation ........................................................................ $41,284,313
Unrealized depreciation ........................................................................ (403,569,043)
Net unrealized appreciation (depreciation) .......................................................... $(362,284,730)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-26
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$165,288,125 and $198,317,821, respectively.
7. Credit Risk
At June 30, 2022, the Fund had 11.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2022, the Fund had 1.9% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-27
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
11. Other Derivative Information
At June 30, 2022, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of options represented $385,649,000. The average month end contract value of forward exchange contracts was $1,451,934,155.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Foreign exchange contracts ..
Investments in securities, at value $ 1,288,450
a
Options written, at value $ 418,423
Unrealized appreciation on OTC
forward exchange contracts
19,462,411 Unrealized depreciation on OTC
forward exchange contracts
25,618,716
Total .................... $20,750,861 $26,037,139
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(6,769,825)
a
Investments $3,620,782
a
Written options 2,735,040 Written options (1,580,832)
Forward exchange contracts 3,124,386 Forward exchange contracts (7,748,199)
Total ....................... $(910,399) $(5,708,249)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-28
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
At June 30, 2022, OTC derivative assets and liabilities are as follows:
At June 3 0 , 202 2 , OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Derivatives
Forward exchange contracts ............................. $ 19,462,411 $ 25,618,716
Options purchased ..................................... 1,288,450 —
Options written ........................................ — 418,423
Total ............................................. $20,750,861 $26,037,139
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $468,980 $— $(18,488) $— $450,492
BOFA .................... 698,439 (142,866) — (450,000) 105,573
BZWS ................... 1,048,604 — (488,604) (560,000) —
CITI ..................... 5,969,903 (5,969,903) — — —
DBAB ................... 1,791,282 (1,791,282) — — —
GSCO ................... 87,738 (87,738) — — —
HSBK ................... 6,303,960 (976,444) (3,716,033) — 1,611,483
JPHQ ................... 807,018 (807,018) — — —
MSCO ................... 3,574,937 (933,656) — (2,410,000) 231,281
Total ................... $20,750,861 $(10,708,907) $ (4,223,125) $(3,420,000) $2,398,829
$ 1
11. Other Derivative Information (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-29
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page TGB- 31 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 142,866 (142,866) — — —
BZWS ................... — — — — —
CITI ..................... 6,067,968 (5,969,903) — (98,065) —
DBAB ................... 4,403,575 (1,791,282) — (2,200,000) 412,293
GSCO ................... 3,275,222 (87,738) — (3,187,484) —
HSBK ................... 976,444 (976,444) — — —
JPHQ ................... 10,237,408 (807,018) — (9,430,390) —
MSCO ................... 933,656 (933,656) — — —
Total ................... $26,037,139 $(10,708,907) $— $(14,915,939) $412,293
a
At June 30, 2022, the Fund received U.S. Treasury Bonds, Notes and U.K. Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-30
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 947,869,020 $ — $ 947,869,020
U.S. Government and Agency Securities ....... — 400,925,785 — 400,925,785
Options purchased ....................... — 1,288,450 — 1,288,450
Short Term Investments ................... 163,878,104 268,966,748 — 432,844,852
Total Investments in Securities ........... $163,878,104 $1,619,050,003 $— $1,782,928,107
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 19,462,411 $ — $ 19,462,411
Restricted Currency (ARS) ................. — 8,831,628 — 8,831,628
Total Other Financial Instruments ......... $— $28,294,039 $— $28,294,039
Receivables:
Interest (ARS) ........................... $— $419,802 $— $419,802
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 418,423 $ — $ 418,423
Forward exchange contracts ................ — 25,618,716 — 25,618,716
Total Other Financial Instruments ......... $— $26,037,139 $— $26,037,139
Payables:
Deferred Tax (ARS) ....................... $— $1,204 $— $1,204

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
TGB-31
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar

Semiannual Report
Templeton Growth VIP Fund
This semiannual report for Templeton Growth VIP Fund covers the period ended June 30, 2022.
Class 1 Performance Summary as of June 30, 2022
The Fund’s Class 1 Shares* posted a -15.22% total return for the six-month period ended June 30, 2022.
*The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report
Templeton Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities (primarily common stocks) of companies located
anywhere in the world, including developing markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments; investments in developing markets involve
heightened risks related to the same factors. Because the
Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/
or the surrounding regions than a fund that is more broadly
diversified geographically. Political, social or economic
disruptions in the region, even in countries in which the
Fund is not invested, may adversely affect the value of
securities held by the Fund. Current political uncertainty
concerning the economic consequences of the departure
of the U.K. from the European Union may increase market
volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on
an amount that exceeds the Fund’s initial investment. In
addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short
term and may involve additional risks. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI)-NR,
posted a -20.18% total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -20.18%
total return for the six months ended June 30, 2022 .
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
Geographic Composition
6/30/22
% of Total
Net Assets
North America 51.6%
Europe 26.7%
Asia 14.1%
Short-Term Investments & Other Net Assets 7.6%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Growth VIP Fund

Semiannual Report
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. We also consider a company’s
price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may, from time to time, seek to hedge (protect)
against currency risks, using certain currency-related
derivative instruments. The Fund may also use a variety
of equity-related derivatives for various purposes including enhancing Fund returns, increasing liquidity and gaining
exposure to particular markets in more efficient or less
expensive ways.
Manager’s Discussion
Templeton Growth VIP Fund declined during the review
period, but limited losses relative to its benchmark. The Fund outperformed the MSCI ACWI-NR by the largest margin to
start a year in two decades.
Relative outperformance during the period was attributable
to a combination of stock selection and favorable allocations.
During the period, the Fund generally reduced exposure
to cyclicality and growth while increasing exposure to
defensiveness and quality. That positioning aided relative
returns in a down market, though overall the Fund’s
position was more nuanced. We have continued to look
for an interesting range of exposures across diverse value
types, including restructuring stories, mispriced growth
stocks, defensive names with growth optionality and cheap
cyclicals whose growth profile may be more structural
than assumed. Given the macroeconomic uncertainty and
various other crosscurrents impacting markets currently, we
favor a genuinely diverse portfolio of higher-quality stocks whose fortunes depend not on a rising tide, but instead on
idiosyncratic value creation.
From a sector standpoint, information technology (IT) was
the biggest contributor to relative performance. While there were no IT holdings among the Fund’s top-10 contributors,
our underweighted allocation to the sector and stock
selection contributed to relative returns. IT was the market’s worst-performing sector in the first half of 2022, and globally is significantly down from its highs at the end of 2021.
Semiconductors remained a weak spot, as the sector’s
most cyclical area suffered amid growing concerns that
war in Europe and tighter monetary policy would lead to a
slowdown. However, we continue to like select chipmakers
given good exposure to long-term growth trends tied to
digitalization, energy efficiency and electric vehicles. We
aren’t currently finding many opportunities in technology
hardware due to the sector’s slowing demand profile and
likely earnings retrenchment as the COVID-19 pandemic

Templeton Growth VIP Fund

Semiannual Report
wanes. We favor select software firms with good recurring
revenues and underappreciated growth potential. In general,
our valuation discipline and avoidance of overvalued (and
often profitless) thematic stocks in IT has served us well so far in 2022.
The combination of stock selection and favorable
overweighted allocations in health care and energy also
contributed to relative performance. Health care was led
by U.S. biopharmaceuticals firm AbbVie. Shares advanced
after the firm reported decent results punctuated by better-
than-expected sales of its blockbuster biologic treatment
Humira. We remain constructive on the stock given its
low valuation, high dividend yield and generally low event
risk. We are encouraged by management’s strong track
record of capital allocation and strategic execution, which
is important given the prospect of further acquisitions in the next few years. Meanwhile, energy delivered the Fund’s
best individual contributor, U.S. refiner Marathon Petroleum.
Shares rallied as the price of oil rose to a 10-year high and the firm beat earnings estimates, buoyed by stronger-than-
expected refining results and the authorization of a $5 billion share buyback. We remain constructive on the energy sector
more broadly given favorable supply-demand fundamentals
and the prodigious cash flow generating capabilities of oil
companies that have become much more capital disciplined
over the course of the cycle. While the sector is certainly
benefiting in the current environment, we view elevated oil
prices in many cases as a free call option on these stocks,
which in our view represent good value even at the more
normalized price levels of $60-70/barrel that are embedded
in our company models.
Stock selection also supported relative results in even-
weighted industrials holdings, led by U.K. defense contractor
BAE Systems. Shares advanced as the war in Ukraine
resuscitated demand for high technology military platforms.
We believe the stock remains attractively priced at a
discount to U.S. defense peers despite having, in our view, a higher growth profile and superior margin upside. Following
several years of underperformance, BAE introduced a
new management team in 2020 that has since delivered
above-industry-average growth and ongoing improvement
in operating margins and cash conversion. In addition
to delivering on its operating and financial objectives,
management has eliminated burdensome pension
obligations and generated better-than-expected flows that
are being used to raise dividends and repurchase shares.
We remain constructive given generally increasing defense
budgets, good long-term revenue visibility, and a degree of
inflation protection inherent in BAE’s business model given
inflation protection through contract pass-through provisions.
Turning to laggards, consumer discretionary was the
biggest relative detractor as an unfavorable overweighting
to the weak sector offset positive stock selection. Just Eat
Takeaway.com, the largest food delivery platform in Europe,
finished as the Fund’s biggest individual detractor. Shares
declined on concerns about competition, profitability, portfolio optimization and the departure of both its chief executive
officer and chief operating officer. We believe Just Eat
holds a defensible position in its core markets as a low-
cost operator and benefits from strong local network effects between restaurants, customers and couriers. Ongoing
restructuring and portfolio rationalization should help the
firm realize the value of assets that are currently being
excessively discounted, based on our analysis.
Stock selection in utilities also detracted from relative
performance, pressured by German power provider E.ON,
which declined due to rising concerns around gas supply
in Europe. While E.ON does not have direct contracts with
Russia, rising prices may put pressure on its business and
take some time to pass on. Looking at the longer term, we
believe E.ON is well-positioned to benefit from the energy
transition in Europe and should be able to grow capital
and dividends steadily over time. Nevertheless, we are
monitoring the regulatory situation in Germany given the risk that limitations could be placed on the firm’s ability to pass through rising energy prices.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
AbbVie, Inc. 3.0%
Biotechnology, United States
AstraZeneca plc 2.6%
Pharmaceuticals, United Kingdom
GSK plc 2.5%
Pharmaceuticals, United States
Anheuser-Busch InBev SA/NV 2.4%
Beverages, Belgium
Johnson & Johnson 2.4%
Pharmaceuticals, United States
Samsung Electronics Co. Ltd. 2.3%
Technology Hardware, Storage & Peripherals,
South Korea
Unilever plc 2.3%
Personal Products, United Kingdom
BP plc 2.3%
Oil, Gas & Consumable Fuels, United Kingdom
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
Dollar Tree, Inc. 2.2%
Multiline Retail, United States

Templeton Growth VIP Fund

Semiannual Report
Even-weighted consumer staples and underweighted
financials holdings also modestly detracted, though neither
sector had any stocks among the Fund’s 10 biggest
detractors.
From a regional standpoint, North America was the biggest
contributor, buoyed by strong stock selection in the U.S.
Europe also outperformed as strength in the U.K., Norway,
Belgium and France offset weakness in Germany. In Asia,
the positive impact of the Fund’s Hong Kong holdings was
outweighed by modest weakness in Japan and South Korea
and, more importantly, lack of exposure to a rebounding
Chinese market. Chinese stocks rallied in the second
half of the period on signs that China was reaching “peak
regulation” and could soon present a more favorable
investment environment. We would consider re-entering
China should concrete evidence emerge that regulatory risks
have peaked. At the moment, however, uncertainty on the
subject makes it difficult to forecast earnings and manage
risk with any degree of conviction.
Thank you for your participation in Templeton Growth VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Growth VIP Fund

Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Fund-Level
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $847.80 $4.30 $1,020.14 $4.70 0.94%

Semiannual Report
TG P1 05/22
SUPPLEMENT DATED MAY 2, 2022
TO THE
CLASS 1 PROSPECTUS
DATED MAY 1, 2022 OF
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Class 1 prospectus of the Fund is amended as follows:
I. Effective on May 1, 2022, the investment manager of Templeton Growth VIP Fund has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.87% until April 30, 2023.
Therefore, the following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summaries
– Templeton Growth VIP Fund – Fees and Expenses of the Fund” section of the prospectus:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
1.
The Fee waiver and/or expense reimbursement and Total annual Fund operating expenses after fee waiver and/or expense reimbursement line items have been restated to reflect that, effective May 1, 2022, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.87% until April
30, 2023. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates, or to lower the cap on fees and expenses (which would result in lower fees for shareholders).
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
II. The following is added to the “Fund Details – Templeton Growth VIP Fund – Management” section of the prospectus:
Effective on May 1, 2022, Global Advisers has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (i.e., a combination of investment management fees and other expenses, excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.87% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and
Class 1
Management fees 0.85%
Distribution and service (12b-1) fees None
Other expenses 0.08%
Total annual Fund operating expenses 0.93%
Fee waiver and/or expense reimbursement
1
-0.06%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
1
0.87%
1 Year 3 Years 5 Years 10 Years
Class 1 $89 $291 $509 $1,139

Semiannual Report
liquidations) until April 30, 2023. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the fee waiver and expenses limitation.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.87 $11.42 $11.15 $12.44 $16.24 $13.93
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.09 0.24
c
0.30 0.28 0.29
Net realized and unrealized gains (losses) (1.89) 0.52 0.36 1.30 (2.42) 2.30
Total from investment operations ........ (1.81) 0.61 0.60 1.60 (2.14) 2.59
Less distributions from:
Net investment income .............. (0.05) (0.16) (0.33) (0.40) (0.35) (0.28)
Net realized gains ................. — — — (2.49) (1.31) —
Total distributions ................... (0.05) (0.16) (0.33) (2.89) (1.66) (0.28)
Net asset value, end of period .......... $10.01 $11.87 $11.42 $11.15 $12.44 $16.24
Total return
d
....................... (15.22)% 5.26% 5.99% 15.43% (14.61)% 18.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.91% 0.91% 0.86% 0.83% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.94% 0.91%
f
0.91%
f
0.86%
f
0.83%
f
0.82%
f,g
Net investment income ............... 1.40% 0.71% 2.42%
c
2.52% 1.90% 1.94%
Supplemental data
Net assets, end of period (000’s) ........ $31,337 $39,373 $92,653 $97,988 $354,164 $466,207
Portfolio turnover rate ................ 20.45% 45.59%
h
63.65% 19.69% 29.25% 26.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $11.17 $10.90 $12.21 $15.97 $13.70
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.05 0.21
c
0.26 0.24 0.25
Net realized and unrealized gains (losses) (1.82) 0.50 0.36 1.28 (2.38) 2.26
Total from investment operations ........ (1.76) 0.55 0.57 1.54 (2.14) 2.51
Less distributions from:
Net investment income .............. (0.02) (0.13) (0.30) (0.36) (0.31) (0.24)
Net realized gains ................. — — — (2.49) (1.31) —
Total distributions ................... (0.02) (0.13) (0.30) (2.85) (1.62) (0.24)
Net asset value, end of period .......... $9.81 $11.59 $11.17 $10.90 $12.21 $15.97
Total return
d
....................... (15.22)% 4.87% 5.80% 15.15% (14.85)% 18.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.18% 1.16% 1.11% 1.08% 1.07%
Expenses net of waiver and payments by
affiliates .......................... 1.19% 1.18%
f
1.16%
f
1.11%
f
1.08%
f
1.07%
f,g
Net investment income ............... 1.15% 0.39% 2.17%
c
2.27% 1.65% 1.69%
Supplemental data
Net assets, end of period (000’s) ........ $325,925 $405,365 $603,996 $659,412 $625,311 $879,521
Portfolio turnover rate ................ 20.45% 45.59%
h
63.65% 19.69% 29.25% 26.46%
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.79 $11.35 $11.07 $12.36 $16.13 $13.83
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.03 0.20
c
0.26 0.23 0.24
Net realized and unrealized gains (losses) (1.87) 0.53 0.36 1.29 (2.40) 2.28
Total from investment operations ........ (1.81) 0.56 0.56 1.55 (2.17) 2.52
Less distributions from:
Net investment income .............. (0.01) (0.12) (0.28) (0.35) (0.29) (0.22)
Net realized gains ................. — — — (2.49) (1.31) —
Total distributions ................... (0.01) (0.12) (0.28) (2.84) (1.60) (0.22)
Net asset value, end of period .......... $9.97 $11.79 $11.35 $11.07 $12.36 $16.13
Total return
d
....................... (15.35)% 4.85% 5.65% 14.97% (14.88)% 18.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.29% 1.26% 1.21% 1.18% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29%
f
1.26%
f
1.21%
f
1.18%
f
1.17%
f,g
Net investment income ............... 1.05% 0.24% 2.04%
c
2.17% 1.55% 1.59%
Supplemental data
Net assets, end of period (000’s) ........ $17,791 $21,559 $23,213 $27,330 $28,238 $38,798
Portfolio turnover rate ................ 20.45% 45.59%
h
63.65% 19.69% 29.25% 26.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Growth VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.4%
Aerospace & Defense 3.2%
BAE Systems plc ..................................... United Kingdom 691,283 $ 6,997,395
a
Rolls-Royce Holdings plc ............................... United Kingdom 5,087,809 5,176,817
12,174,212
Airlines 0.8%
a,b
International Consolidated Airlines Group SA ................. United Kingdom 2,292,113 3,014,750
Auto Components 2.3%
Continental AG ....................................... Germany 65,846 4,621,429
Lear Corp. .......................................... United States 32,198 4,053,406
8,674,835
Automobiles 1.2%
Honda Motor Co. Ltd. .................................. Japan 166,396 4,011,252
Isuzu Motors Ltd. ..................................... Japan 48,200 533,060
4,544,312
Banks 1.1%
Bank of America Corp. ................................. United States 70,226 2,186,135
Lloyds Banking Group plc ............................... United Kingdom 4,088,051 2,102,984
4,289,119
Beverages 3.6%
Anheuser-Busch InBev SA/NV ........................... Belgium 167,217 9,004,533
Pernod Ricard SA ..................................... France 24,491 4,527,552
13,532,085
Biotechnology 3.0%
AbbVie, Inc. ......................................... United States 73,517 11,259,864
Chemicals 3.2%
Albemarle Corp. ...................................... United States 25,969 5,427,002
DuPont de Nemours, Inc. ............................... United States 118,411 6,581,283
12,008,285
Consumer Finance 1.2%
American Express Co. ................................. United States 31,270 4,334,647
Containers & Packaging 1.4%
Crown Holdings, Inc. ................................... United States 55,821 5,145,022
Electric Utilities 1.0%
b
Southern Co. (The) .................................... United States 55,120 3,930,607
Electrical Equipment 0.3%
Schneider Electric SE .................................. United States 10,856 1,293,491
Entertainment 2.1%
a
Walt Disney Co. (The) .................................. United States 84,404 7,967,738
Food Products 1.8%
Danone SA .......................................... France 122,907 6,882,732
Health Care Equipment & Supplies 4.1%
Medtronic plc ........................................ United States 93,420 8,384,445
Zimmer Biomet Holdings, Inc. ............................ United States 67,580 7,099,955
15,484,400
Health Care Providers & Services 5.5%
Fresenius Medical Care AG & Co. KGaA .................... Germany 119,449 5,984,242

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ................................... United States 40,855 $ 6,866,091
UnitedHealth Group, Inc. ................................ United States 14,833 7,618,674
20,469,007
Hotels, Restaurants & Leisure 5.1%
a
Booking Holdings, Inc. ................................. United States 3,843 6,721,369
Compass Group plc ................................... United Kingdom 212,094 4,353,869
a
Hyatt Hotels Corp., A ................................... United States 48,595 3,591,657
Starbucks Corp. ...................................... United States 57,926 4,424,967
19,091,862
Household Durables 1.8%
Sony Group Corp. ..................................... Japan 81,299 6,629,263
Industrial Conglomerates 2.4%
Hitachi Ltd. .......................................... Japan 99,293 4,722,504
Honeywell International, Inc. ............................. United States 25,386 4,412,341
9,134,845
Insurance 2.1%
AIA Group Ltd. ....................................... Hong Kong 726,931 7,942,812
Interactive Media & Services 1.0%
a
Alphabet, Inc., A ...................................... United States 1,755 3,824,601
Internet & Direct Marketing Retail 1.2%
a
Amazon.com, Inc. ..................................... United States 8,940 949,517
a
Farfetch Ltd., A ....................................... United Kingdom 137,773 986,455
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 153,368 2,409,822
4,345,794
IT Services 4.6%
a
DXC Technology Co. ................................... United States 253,813 7,693,072
Fujitsu Ltd. .......................................... Japan 31,298 3,915,534
b
Visa, Inc., A .......................................... United States 27,846 5,482,599
17,091,205
Life Sciences Tools & Services 0.4%
a
ICON plc ............................................ Ireland 6,383 1,383,196
Machinery 3.2%
Komatsu Ltd. ........................................ Japan 266,059 5,923,290
b
Westinghouse Air Brake Technologies Corp. ................. United States 72,607 5,959,583
11,882,873
Media 2.6%
Comcast Corp., A ..................................... United States 130,285 5,112,383
b
Paramount Global, B ................................... United States 191,950 4,737,326
9,849,709
Multiline Retail 2.2%
a
Dollar Tree, Inc. ...................................... United States 51,787 8,071,004
Multi-Utilities 0.5%
E.ON SE ............................................ Germany 217,854 1,834,913
Oil, Gas & Consumable Fuels 5.2%
BP plc .............................................. United Kingdom 1,815,465 8,523,106
Marathon Petroleum Corp. .............................. United States 79,827 6,562,577

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Shell plc ............................................ Netherlands 168,214 $ 4,380,041
19,465,724
Personal Products 2.3%
Unilever plc .......................................... United Kingdom 190,090 8,633,549
Pharmaceuticals 10.1%
AstraZeneca plc ...................................... United Kingdom 73,563 9,702,969
Bayer AG ........................................... Germany 42,279 2,524,629
GSK plc ............................................ United States 434,026 9,352,418
Johnson & Johnson ................................... United States 50,662 8,993,012
Roche Holding AG .................................... United States 22,318 7,462,077
38,035,105
Professional Services 0.6%
Adecco Group AG ..................................... Switzerland 62,617 2,134,626
Semiconductors & Semiconductor Equipment 3.7%
Infineon Technologies AG ............................... Germany 198,582 4,830,381
Micron Technology, Inc. ................................. United States 49,244 2,722,208
NXP Semiconductors NV ............................... China 28,177 4,171,041
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 25,737 2,104,000
13,827,630
Specialty Retail 3.2%
Nitori Holdings Co. Ltd. ................................. Japan 44,346 4,219,314
TJX Cos., Inc. (The) ................................... United States 137,454 7,676,806
11,896,120
Technology Hardware, Storage & Peripherals 2.3%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 8,699,276
Wireless Telecommunication Services 2.1%
a
T-Mobile US, Inc. ..................................... United States 57,726 7,766,456
Total Common Stocks (Cost $348,989,755) .....................................
346,545,669
Short Term Investments 8.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 7.3%
Royal Bank of Canada, 1.56%, 7/01/22 ..................... Canada 12,300,000 12,300,000
Toronto-Dominion Bank (The), 1.56%, 7/01/22 ................ Canada 15,000,000 15,000,000
Total Time Deposits (Cost $27,300,000) ........................................
27,300,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page TG-27.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
d
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 3,086,222 $ 3,086,222
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,086,222) ............................................................
3,086,222
Total Short Term Investments (Cost $30,386,222 ) ................................
30,386,222
a
Total Investments (Cost $379,375,977) 100.5% ..................................
$376,931,891
Other Assets, less Liabilities (0.5)% ...........................................
(1,879,466)
Net Assets 100.0% ...........................................................
$375,052,425
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was
$2,409,822, representing 0.6% of net assets.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $376,289,755
Cost - Non-controlled affiliates (Note 3e) ........................................................ 3,086,222
Value - Unaffiliated issuers (Includes securities loaned of $7,634,105) ................................. $373,845,669
Value - Non-controlled affiliates (Note 3e) ....................................................... 3,086,222
Cash .................................................................................... 48,617
Receivables:
Investment securities sold ................................................................... 1,873,279
Capital shares sold ........................................................................ 21,360
Dividends and interest ..................................................................... 873,238
Total assets .......................................................................... 379,748,385
Liabilities:
Payables:
Investment securities purchased .............................................................. 550,035
Capital shares redeemed ................................................................... 259,313
Management fees ......................................................................... 260,294
Distribution fees .......................................................................... 75,532
Trustees' fees and expenses ................................................................. 884
Payable upon return of securities loaned (Note 1 c ) .................................................. 3,086,222
Accrued expenses and other liabilities ........................................................... 463,680
Total liabilities ......................................................................... 4,695,960
Net assets, at value ................................................................. $375,052,425
Net assets consist of:
Paid-in capital ............................................................................. $371,995,122
Total distributable earnings (losses) ............................................................. 3,057,303
Net assets, at value ................................................................. $375,052,425
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $31,336,655
Shares outstanding ........................................................................ 3,129,478
Net asset value and maximum offering price per share ............................................. $10.01
Class 2:
Net assets, at value ....................................................................... $325,924,885
Shares outstanding ........................................................................ 33,237,459
Net asset value and maximum offering price per share ............................................. $9.81
Class 4:
Net assets, at value ....................................................................... $17,790,885
Shares outstanding ........................................................................ 1,784,110
Net asset value and maximum offering price per share ............................................. $9.97

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $286,861)
Unaffiliated issuers ........................................................................ $4,199,836
Interest:
Unaffiliated issuers ........................................................................ 37,895
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 8,715
Non-controlled affiliates (Note 3 e ) ............................................................. 2,011
Other income (Note 1 d ) ...................................................................... 733,543
Total investment income ................................................................... 4,982,000
Expenses:
Management fees (Note 3 a ) ................................................................... 1,880,757
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 463,802
    Class 4 ................................................................................ 35,043
Custodian fees ............................................................................. 6,618
Reports to shareholders fees .................................................................. 57,120
Professional fees ........................................................................... 57,145
Trustees' fees and expenses .................................................................. 2,961
Other .................................................................................... 73,510
Total expenses ......................................................................... 2,576,956
Expenses waived/paid by affiliates (Note 3e) ................................................... (76,112)
Net expenses ......................................................................... 2,500,844
Net investment income ................................................................ 2,481,156
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,936,152
Foreign currency transactions ................................................................ (1,091,052)
Net realized gain (loss) .................................................................. 17,845,100
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (89,543,265)
Translation of other assets and liabilities denominated in foreign currencies .............................. 292,572
Net change in unrealized appreciation (depreciation) ............................................ (89,250,693)
Net realized and unrealized gain (loss) ............................................................ (71,405,593)
Net increase (decrease) in net assets resulting from operations .......................................... $(68,924,437)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Growth VIP Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decre ase) in net assets:
Operations:
Net investment income ................................................. $2,481,156 $2,531,839
Net realized gain (loss) ................................................. 17,845,100 103,019,285
Net change in unrealized appreciation (depreciation) ........................... (89,250,693) (68,186,130)
Net increase (decrease) in net assets resulting from operations ................ (68,924,437) 37,364,994
Distributions to shareholders:
Class 1 ............................................................. (172,934) (1,223,678)
Class 2 ............................................................. (546,584) (6,568,551)
Class 4 ............................................................. (17,767) (217,527)
Total distributions to shareholders .......................................... (737,285) (8,009,756)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (2,120,408) (57,275,687)
Class 2 ............................................................. (18,953,735) (223,087,833)
Class 4 ............................................................. (508,785) (2,556,253)
Total capital share transactions ............................................ (21,582,928) (282,919,773)
Net increase (decrease) in net assets ................................... (91,244,650) (253,564,535)
Net assets:
Beginning of period ..................................................... 466,297,075 719,861,610
End of period .......................................................... $375,052,425 $466,297,075

Franklin Templeton Variable Insurance Products Trust

Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Templeton Growth VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At June 30, 2022, 42.1% of the Fund’s shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers three classes
of shares: Class 1, Class 2 and Class 4. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
 The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
 Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally at June 30, 2022, the Fund
held $5,030,966, in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 36,955 $419,052 93,336 $1,113,724
Shares issued in reinvestment of distributions .......... 16,938 172,934 98,763 1,223,678
Shares redeemed in-kind (Note 10 ) .................. — — (4,433,957) (53,015,936)
Shares redeemed ............................... (242,610) (2,712,394) (550,857) (6,597,153)
Net increase (decrease) .......................... (188,717) $(2,120,408) (4,792,715) $(57,275,687)
Class 2 Shares:
Shares sold ................................... 498,477 $5,501,558 1,548,646 $18,105,277
Shares issued in reinvestment of distributions .......... 54,657 546,571 541,960 6,568,551
Shares redeemed in-kind (Note 10 ) .................. — — (13,894,850) (162,512,778)
Shares redeemed ............................... (2,287,199) (25,001,864) (7,320,737) (85,248,883)
Net increase (decrease) .......................... (1,734,065) $(18,953,735) (19,124,981) $(223,087,833)
Class 4 Shares:
Shares sold ................................... 88,550 $972,803 73,213 $870,473
Shares issued in reinvestment of distributions .......... 1,747 17,767 17,642 217,527
Shares redeemed ............................... (135,472) (1,499,355) (307,061) (3,644,253)
Net increase (decrease) .......................... (45,175) $(508,785) (216,206) $(2,556,253)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.881% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisers, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Effective May 1, 2022, Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
and acquired fund fees and expenses for each class of the Fund do not exceed 0.87%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims and gains realized on in-kind shareholder redemptions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$81,551,899  and $92,219,589, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $20,303,977 $(17,217,755) $— $— $3,086,222 3,086,222 $2,011
Total Affiliated Securities ... $— $20,303,977 $(17,217,755) $— $— $3,086,222 $2,011
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 23,594,627
Cost of investments .......................................................................... $379,632,688
Unrealized appreciation ........................................................................ $46,055,760
Unrealized depreciation ........................................................................ (48,756,557)
Net unrealized appreciation (depreciation) .......................................................... $(2,700,797)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $3,086,222 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
10. Redemption In-Kind
During the year ended December 31, 2021, the Fund realized $43,506,810 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 12,174,212 $ — $ 12,174,212
Airlines .............................. — 3,014,750 — 3,014,750
Auto Components ...................... 4,053,406 4,621,429 — 8,674,835
Automobiles .......................... — 4,544,312 — 4,544,312
Banks ............................... 2,186,135 2,102,984 — 4,289,119
Beverages ........................... — 13,532,085 — 13,532,085
Biotechnology ......................... 11,259,864 — — 11,259,864
Chemicals ........................... 12,008,285 — — 12,008,285
Consumer Finance ..................... 4,334,647 — — 4,334,647
Containers & Packaging ................. 5,145,022 — — 5,145,022
Electric Utilities ........................ 3,930,607 — — 3,930,607
Electrical Equipment .................... — 1,293,491 — 1,293,491
Entertainment ......................... 7,967,738 — — 7,967,738
Food Products ........................ — 6,882,732 — 6,882,732
Health Care Equipment & Supplies ......... 15,484,400 — — 15,484,400
Health Care Providers & Services .......... 14,484,765 5,984,242 — 20,469,007
Hotels, Restaurants & Leisure ............. 14,737,993 4,353,869 — 19,091,862
Household Durables .................... — 6,629,263 — 6,629,263
Industrial Conglomerates ................ 4,412,341 4,722,504 — 9,134,845
Insurance ............................ — 7,942,812 — 7,942,812
Interactive Media & Services .............. 3,824,601 — — 3,824,601
Internet & Direct Marketing Retail .......... 1,935,972 2,409,822 — 4,345,794
IT Services ........................... 13,175,671 3,915,534 — 17,091,205
Life Sciences Tools & Services ............ 1,383,196 — — 1,383,196
Machinery ............................ 5,959,583 5,923,290 — 11,882,873
Media ............................... 9,849,709 — — 9,849,709
Multiline Retail ........................ 8,071,004 — — 8,071,004
Multi-Utilities .......................... — 1,834,913 — 1,834,913
Oil, Gas & Consumable Fuels ............. 6,562,577 12,903,147 — 19,465,724
Personal Products ..................... — 8,633,549 — 8,633,549
Pharmaceuticals ....................... 8,993,012 29,042,093 — 38,035,105
Professional Services ................... — 2,134,626 — 2,134,626
Semiconductors & Semiconductor Equipment . 8,997,249 4,830,381 — 13,827,630
Specialty Retail ........................ 7,676,806 4,219,314 — 11,896,120
Technology Hardware, Storage & Peripherals . — 8,699,276 — 8,699,276

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

Semiannual Report
Templeton Growth VIP Fund
(continued)
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 7,766,456 $ — $ — $ 7,766,456
Short Term Investments ................... 3,086,222 27,300,000 — 30,386,222
Total Investments in Securities ........... $187,287,261 $189,644,630
a
$— $376,931,891
a
Includes foreign securities valued at $162,344,630, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-1
Semiannual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg 1-3 Month U.S. Treasury Bill Index measures
the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Bloomberg U.S. Aggregate Bond Index measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market. The index
includes Treasuries, government-related and corporate
securities, mortgage-backed securities (agency fixed-
rate and hybrid adjustable-rate mortgage pass-throughs),
asset-backed securities and commercial mortgage-backed
securities (agency and nonagency).
Bloomberg U.S. Corporate Bond Index measures the
performance of the investment-grade, fixed-rate, taxable
corporate bond market. It includes U.S. dollar-denominated
securities publicly issued by U.S. and non-U.S. industrial,
utility and financial issuers.
Bloomberg U.S. Corporate High Yield Bond Index
measures the performance of the U.S. dollar-denominated,
high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or below. Bonds
from issuers with an emerging markets (EM) country of risk,
based on Bloomberg EM country definition, are excluded.
Bloomberg U.S. Government - Intermediate Index
is the intermediate component of the Bloomberg U.S.
Government Index, which includes U.S. dollar-denominated,
fixed-rate, nominal U.S. Treasuries and U.S. agency
debentures (securities issued by U.S. government-owned
or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government).
Bloomberg U.S. High Yield Very Liquid Index is a
component of the U.S. Corporate High Yield Index that is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market.
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Index tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages
were removed from the index.
Bloomberg U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index measures the
performance of fixed-rate, local currency, investment-grade
sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-2
Semiannual Report
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI USA Index is designed to measure the performance
of the large- and mid-capitalization segments of the
U.S. market. With 627 constituents, the index covers
approximately 85% of the free float adjusted market
capitalization in the U.S.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of global developed markets,
excluding the U.S.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
1000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000
®
Index that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Franklin VolSmart Allocation VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 12, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
(i) investment management agreement between Franklin
Advisers, Inc. (FAV) and the Trust, on behalf of each of
Franklin Allocation VIP Fund, Franklin DynaTech Growth
VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund,
Franklin Rising Dividends VIP Fund, Franklin Small-Mid
Cap Growth VIP Fund, Franklin Strategic Income VIP Fund,
Franklin U.S. Government Securities VIP Fund, Franklin
VolSmart Allocation VIP Fund, and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement
between FAV and Franklin Templeton Institutional, LLC
(FTIL), an affiliate of FAV, on behalf of Franklin Allocation VIP
Fund; (iii) the investment sub-advisory agreement between
FAV and Templeton Global Advisors Limited (TGAL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv)
the investment sub-advisory agreement between FAV and
Brandywine Global Investment Management, LLC (BGIM),
an affiliate of FAV, on behalf of Franklin Allocation VIP Fund;
(v) the investment sub-advisory agreement between FAV
and ClearBridge Investments, LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment sub-advisory agreement between FAV and Western Asset
Management Company, LLC (WAMC), an affiliate of FAV, on
behalf of Franklin Allocation VIP Fund; (vii) the investment sub-advisory agreement between FAV and Western Asset
Management Company Limited (WAMCL), an affiliate of
FAV, on behalf of Franklin Allocation VIP Fund; (viii) the
investment management agreement between FTIL and the
Trust, on behalf of Franklin Global Real Estate VIP Fund; (ix)
the investment management agreement between Franklin
Mutual Advisers, LLC (FMA) and the Trust, on behalf of
each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP
Fund; (x) the investment management agreement between
Templeton Asset Management Ltd. (TAML) and the Trust,
on behalf of Templeton Developing Markets VIP Fund; (xi)
the investment sub-advisory agreement between TAML
and Franklin Templeton Investment Management Ltd.
(FTIML), on behalf of Templeton Developing Markets VIP
Fund; (xii) the investment management agreement between
Templeton Investment Counsel, LLC (TICL) and the Trust,
on behalf of Templeton Foreign VIP Fund; and (xiii) the
investment management agreement between TGAL and
the Trust, on behalf of Templeton Growth VIP Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately
as the Board deemed appropriate. BGIM, CIL, FAV, FTIL,
FTIML, FMA, TAML, TICL, TGAL, WAMC and WAMCL are
each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided
by each Manager; (ii) the investment performance of
each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2022. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe
for the Fund included the Fund and all mixed-asset target
allocation growth funds underlying variable insurance
products (VIPs). The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
the Fund’s performance with management and management
explained that the Fund maintains a strategic equity asset
allocation that is on the lower end of its peers that comprise the Performance Universe, which has negatively impacted
the Fund’s relative returns in a risk-on market environment
in recent years. Management reminded the Board that,
effective May 1, 2019, the Fund was repositioned to a direct investment fund with an actively managed allocation strategy which is not reflected in the Fund’s longer-term performance.

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Management then discussed with the Board the actions that
are being taken in an effort to address the sources of the
Fund’s underperformance, including enhancements made to
the Fund’s investment strategies. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Franklin Income VIP Fund - The Performance Universe for
the Fund included the Fund and all flexible portfolio funds
underlying VIPs. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the one- and 10-year periods was above the median of
its Performance Universe, but for the three- and five-year
periods was below the median of its Performance Universe.
The Board considered the income-related attributes of
the Fund (such as a fund’s investment objective and/or
investment strategy) and that the evaluation of the Fund’s
performance relative to its peers on an income return basis
was appropriate given the Fund’s income-related attributes
and investor expectations. The Board concluded that the
Fund’s performance was satisfactory.
Franklin Strategic Income VIP Fund and Franklin U.S.
Government Securities VIP Fund - The Performance
Universe for the Franklin Strategic Income VIP Fund
included the Fund and all multi-sector income funds
underlying VIPs. The Performance Universe for the Franklin
U.S. Government Securities VIP Fund included the Fund
and all intermediate US government funds underlying VIPs.
The Board noted that each Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above the median of its respective Performance Universe. The Board
also noted that each Fund’s annualized total return for the
three-, five- and 10-year periods was below the median of
its respective Performance Universe, but for the one-year
period was above the median of the Fund’s respective
Performance Universe. The Board further noted the Franklin
U.S. Government Securities VIP Fund’s conservative
policy of investing substantially all of its assets in Ginnie
Mae obligations. The Board considered the income-related
attributes of each Fund (such as a fund’s investment
objective and/or investment strategy) and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given the Fund’s income-
related attributes and investor expectations. The Board
concluded that each Fund’s performance was satisfactory.
Templeton Global Bond VIP Fund - The Performance
Universe for the Fund included the Fund and all global
income funds underlying VIPs. The Board noted that the
Fund’s annualized income return for the three-, five- and
10-year periods was above the median of its Performance
Universe, but for the one-year period was below the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the three-, five-, and
10-year periods was below the median of its Performance
Universe, but for the one-year period was equal to the
median of its Performance Universe. The Board discussed
this performance with management and management
explained that the Fund’s relative underperformance in
comparison to its Performance Universe over the three- and
five-year reporting periods was largely due to the Fund’s
performance in 2019 and 2020. Management further
explained that the underperformance was driven by the
Fund’s defensive positioning amid the pandemic, which
restrained the Fund’s participation in the risk asset rallies in the second half of 2020. Management also explained that
the Fund’s long exposure to emerging market local currency
assets and short exposure to US Treasury duration during
the three- and five-year reporting periods detracted from
the Fund’s relative performance versus the Performance
Universe. Management further explained that after vaccines
were approved toward the end of 2020 management
significantly repositioned the Fund’s strategies back towards risk allocations and expanded on that risk positioning
throughout 2021, emphasizing specific currencies against
the US dollar and the euro, as well as local currency bonds
in a select set of emerging markets. Management further
explained the steps the portfolio management team is taking
in an effort to improve the Fund’s peer rankings across
all reporting periods and reduce the impact of the Fund’s
relative underperformance in 2019 and 2020. The Board
noted management’s continued confidence in the Fund’s
portfolio management team, commitment to an enhanced
investment process for the benefit of Fund shareholders
and commitment to have ongoing conversations with the
Board regarding management’s strategies for addressing
the performance of the global macro funds as a whole.
Based on the foregoing, the Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and that management’s efforts
and the recent improved performance of the Fund should
continue to be closely monitored.

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Franklin Growth and Income VIP Fund - The Performance
Universe for the Fund included the Fund and all equity
income funds underlying VIPs. The Board noted that the
Fund’s annualized income return and annualized total return
for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Franklin DynaTech VIP Fund, Franklin Mutual Shares VIP
Fund, Templeton Foreign VIP Fund and Templeton Growth
VIP Fund - The Performance Universe for the Franklin
DynaTech VIP Fund included the Fund and all large-cap
growth funds underlying VIPs. The Performance Universe for
the Franklin Mutual Shares VIP Fund included the Fund and
all multi-cap value funds underlying VIPs. The Performance
Universe for the Templeton Foreign VIP Fund included the
Fund and all international multi-cap value funds underlying
VIPs. The Performance Universe for the Templeton Growth
VIP Fund included the Fund and all global multi-cap value
funds underlying VIPs. The Board noted that each Fund’s
annualized total return for the one-, three-, five and 10-year periods was below the median of its respective Performance
Universe. The Board further noted that, effective May 1,
2021, the Franklin DynaTech VIP Fund changed its name,
investment strategy, and primary benchmark to align with
the Franklin DynaTech Fund and that it would need more
time to assess the implication of these changes on Fund
performance.
The Board also noted management’s explanation that the
Franklin Mutual Shares VIP Fund’s underperformance in
2017 was material and continues to adversely impact the
Fund’s ranking over longer-term periods. Management
reminded the Board of the primary factors that impacted the
2017 performance, including, among factors, exposure to
non-US equities and stock selection. Management explained
that the Fund has a more value oriented tilt and underweight position in US securities as compared to its Performance
Universe, both of which detracted from the Fund’s relative
performance during a period of historic and sustained
outperformance of growth over value. Management further
explained that key detractors from the Fund’s three-year
performance included the Fund’s stock selection in the
financials and industrials sectors and the Fund’s underweight position in the industrials sector. Management reviewed with the Board ongoing enhancements to the Fund’s investment
team and processes in an effort to improve performance.
The Board discussed Templeton Foreign VIP Fund’s
performance with management and management explained
the Fund’s relative performance over the reporting periods
was negatively impacted by the Fund’s overweight positions
in cash and the information technology and energy sectors,
and underweight positions in the financials, consumer
staples and communication services sectors as compared
to the Performance Universe. Management then noted that
the Fund outperformed its benchmark, the MSCI All Country
World ex-US Index-NR, for the one-year period, more than
doubling the gains of the index. Management discussed
with the Board the actions that are being taken in an effort to improve the performance of the Fund and the global equity
funds as a whole. Management specifically highlighted the
strategic initiatives being undertaken in the Templeton Global
Equity Group, including enhancements to the leadership
of the group and the commitment of additional resources
important to delivering sustainable returns.
The Board discussed Templeton Growth VIP Fund’s
performance with management and management explained
that the Fund’s relative performance over the reporting
periods was negatively impacted by the Fund’s overweight
positions in cash and the consumer discretionary sector and
underweight position in the financials sector as compared to the Performance Universe. Management also explained that
the Fund’s one-year relative underperformance was primarily
attributable to stock-specific weakness and underweight
allocations in the US market and the information technology
sector. Management then discussed with the Board the
actions that are being taken in an effort to improve the
performance of the Fund and the global equity funds as a
whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns.
The Board concluded that the Funds’ Management
Agreements should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Franklin Global Real Estate VIP Fund - The Performance
Universe for the Fund included the Fund and all global
real estate funds underlying VIPs. The Board noted that
the Fund’s annualized total return for the one- and 10-
year periods was above the median of its Performance
Universe, but for the three- and five-year periods was
below the median of its Performance Universe. The Board
further noted that, while below the median, the Fund’s
three- and five-year annualized total returns were 7.98% and
7.55%, respectively. The Board concluded that the Fund’s
performance was satisfactory.

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Franklin Large Cap Growth VIP Fund - The Performance
Universe for the Franklin Large Cap Growth VIP Fund
included the Fund and all multi-cap growth funds underlying
VIPs. The Board noted that the Fund’s annualized total
return for the one-, three- and five-year periods was above
the median of its Performance Universe, but for the 10-year
period was below the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Templeton Developing Markets VIP Fund and Franklin
Small Cap Value VIP Fund - The Performance Universe
for the Templeton Developing Markets VIP Fund included
the Fund and all emerging markets funds underlying VIPs.
The Performance Universe for the Franklin Small Cap
Value VIP Fund included the Fund and all small-cap value
funds underlying VIPs. The Board noted that each Fund’s
annualized total return for the three-, five and 10-year
periods was above the median of its respective Performance
Universe, but for the one-year period was below the median
of its respective Performance Universe (noting the one-year
annualized total return for the Franklin Small Cap Value
VIP Fund exceeded 20%). The Board concluded that each
Fund’s performance was satisfactory.
Franklin Mutual Global Discovery VIP Fund - The
Performance Universe for the Fund included the Fund
and all global multi-cap value funds underlying VIPs. The
Board noted that the Fund’s annualized total return for the
one-, three- and 10-year periods was above the median of
its Performance Universe, but for the five-year period was
below the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Franklin Rising Dividends VIP Fund - The Performance
Universe for the Fund included the Fund and all large-cap
core funds underlying VIPs. The Board noted that the Fund’s
annualized total return for the one- and three-year periods
was above the median of its Performance Universe, but for
the five- and 10-year periods was below the median of its
Performance Universe. The Board further noted that, while
below the median, the Fund’s five- and 10-year annualized
total returns were 15.42% and 13.68%, respectively.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin VolSmart Allocation VIP Fund - The Performance
Universe for the Fund included the Fund and all flexible
portfolio funds underlying VIPs. The Board noted that the
Fund incepted on April 1, 2013 and has been in operation
for less than 10 years. The Board further noted that its
annualized total return for the one-, three- and five-year
periods was above the median and in the first quintile (best)
of its Performance Universe. The Board also noted that
its annualized income return for the one- and three-year
periods was above the median of its Performance Universe,
but for the five-year period was below the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund – The
Performance Universe for the Fund included the Fund and
all mid-cap growth funds underlying VIPs. The Board noted
that the Fund’s annualized total return for the one- and
10-year periods was below the median of its Performance
Universe, but for the three- and five-year periods was above the median of its Performance Universe and exceeded
16.35%. The Board concluded that the Fund’s performance
was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Allocation VIP Fund, Franklin Growth and Income
VIP Fund, Franklin Income VIP Fund, Franklin Small Cap
Value VIP Fund, Templeton Global Bond VIP Fund, Franklin
DynaTech VIP Fund, Franklin Rising Dividends VIP Fund
and Franklin Small-Mid Cap Growth VIP Fund – The

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Expense Group for the Franklin Allocation VIP Fund included the Fund and 10 other mixed-asset target allocation growth
funds underlying VIPs. The Expense Group for the Franklin
Growth and Income VIP Fund included the Fund and 11
other equity income funds underlying VIPs. The Expense
Group for the Franklin Income VIP Fund included the Fund
and 11 other flexible portfolio funds underlying VIPs. The
Expense Group for the Franklin Small Cap Value VIP Fund
included the Fund and eight other small-cap value funds
underlying VIPs. The Expense Group for the Templeton
Global Bond VIP Fund included the Fund and 10 other global
income funds underlying VIPs. The Expense Group for the
Franklin DynaTech VIP Fund included the Fund and 12
other large-cap growth funds underlying VIPs. The Expense
Group for the Franklin Rising Dividends VIP Fund included
the Fund and 11 other large-cap core funds underlying
VIPs. The Expense Group for the Franklin Small-Mid Cap
Growth VIP Fund included the Fund and 11 other mid-cap
growth funds underlying VIPs. The Board noted that the
Management Rate and actual total expense ratio for each
Fund were below the medians of its respective Expense
Group. The Board also noted that the Franklin Allocation
VIP Fund, Franklin DynaTech VIP Fund and Franklin Growth
and Income VIP Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that
the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund
and that the allocation of the fee between FAV and each
sub-adviser reflected the services provided by each to the
Fund. After consideration of the above, the Board concluded
that the Management Rate charged to each Fund and the
sub-advisory fee paid to each sub-adviser of the Franklin
Allocation VIP Fund are reasonable.
Franklin U.S. Government Securities VIP Fund - The
Expense Group for the Fund included the Fund, three other
intermediate US government funds underlying VIPs and 11
inflation-protected bond funds underlying VIPs. The Board
noted that the Management Rate for the Fund was below the
median of its Expense Group, and the actual total expense
ratio for the Fund was slightly above the median of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin Global Real Estate VIP Fund, Franklin Mutual
Global Discovery VIP Fund, Franklin Mutual Shares VIP
Fund, Templeton Developing Markets VIP Fund, Templeton
Growth VIP Fund, Templeton Foreign VIP Fund, Franklin
Large Cap Growth VIP Fund, Franklin VolSmart Allocation
VIP Fund and Franklin Strategic Income VIP Fund – The
Expense Group for the Franklin Global Real Estate VIP
Fund included the Fund and seven other global real estate
funds underlying VIPs. The Expense Group for the Franklin
Mutual Global Discovery VIP Fund included the Fund, one
other global multi-cap value fund underlying VIPs, two
global multi-cap core funds underlying VIPs, and two global
multi-cap growth funds underlying VIPs. The Expense
Group for the Franklin Mutual Shares VIP Fund included
the Fund and 12 other multi-cap value funds underlying
VIPs. The Expense Group for the Templeton Developing
Markets VIP Fund included the Fund and 13 other emerging
markets funds underlying VIPs. The Expense Group for the
Templeton Growth VIP Fund included the Fund, one other
global multi-cap value fund underlying VIPs, two global multi-
cap core funds underlying VIPs, and two global multi-cap
growth funds underlying VIPs. The Expense Group for the
Templeton Foreign VIP Fund included the Fund, nine other
international multi-cap value funds underlying VIPs and
four international large-cap value funds underlying VIPs.
The Expense Group for the Franklin Large Cap Growth
VIP Fund included the Fund and 11 other multi-cap growth
funds underlying VIPs. The Expense Group for the Franklin
VolSmart Allocation VIP Fund included the Fund, three other
flexible portfolio funds underlying VIPs, and three mixed-
asset target allocation growth fund underlying VIPs. The
Expense Group for the Franklin Strategic Income VIP Fund
included the Fund and nine other multi-sector income funds
underlying VIPs. The Board noted that the Management
Rate and actual total expense ratio for each Fund were
above the median of its respective Expense Group.
With respect to the Franklin Mutual Global Discovery VIP
Fund, the Board noted management’s explanation that the
portfolio management team makes investments in the debt
and equity of distressed companies and merger arbitrage
securities that are specialized in nature and therefore require additional expertise and resources, whereas the Fund’s
Expense Group generally does not make such investments.
With respect to the Franklin Large Cap Growth VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Strategic Income
VIP Fund and Templeton Developing Markets VIP Fund,
the Board noted that each Fund’s Management Rate and
actual total expense ratio were less than 5 basis points
above the respective median of the Fund’s Expense Group.
With respect to each of the Templeton Foreign VIP Fund
and the Templeton Growth VIP Fund, the Board noted
management’s explanation that the Expense Group for
each Fund is not directly comparable to the Fund because
funds that comprise the Expense Group have a higher
allocation to domestic equity than the Fund. Management
further explained that when each Fund is compared to a
subset of its Expense Group that has a smaller allocation
to domestic equity similar to the Fund, the Fund’s actual
total expense ratio is more aligned with peers. The Board

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discussed with management the expenses of both of these
Funds and management agreed to implement a reduction in
the Management Rate for the Templeton Foreign VIP Fund
and implement an expense cap on the Templeton Growth
VIP Fund’s actual total expense ratio of 0.87%, effective May
1, 2022. The Board also noted that the Franklin VolSmart
Allocation VIP Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that
the Templeton Developing Markets VIP Fund’s sub-adviser
is paid by TAML out of the management fee TAML receives
from the Fund and that the allocation of the fee between
TAML and the sub-adviser reflected the services provided by
each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to each Fund
and the sub-advisory fee paid to the Templeton Developing
Markets VIP Fund’s sub-adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints for each Fund (except for
the Franklin Allocation VIP Fund and the Franklin VolSmart
Allocation VIP Fund), which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure (except for the Franklin Allocation VIP Fund and the
Franklin VolSmart Allocation VIP Fund) provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows. The Board recognized that there would not likely be
any economies of scale for the Franklin DynaTech VIP Fund,
Franklin Global Real Estate VIP Fund, Franklin Growth and
Income VIP Fund, Franklin Large Cap Growth VIP Fund and
Franklin VolSmart Allocation VIP Fund until each Fund’s
assets grow. The Board also recognized that given the
decline in assets over the past three calendar years for each of the Franklin Income VIP Fund, Franklin Mutual Shares
VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S.
Government Securities VIP Fund, Templeton Global Bond
VIP Fund and Templeton Growth VIP Fund, these Funds
are not expected to experience additional economies of
scale in the foreseeable future. The Board concluded that

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Semiannual Report
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

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proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP1 S 08/22
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Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
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Semiannual Report
Franklin Templeton Variable Insurance Products Trust
Investment Managers Fund Administrator Distributor
Franklin Advisers, Inc.
Franklin Mutual Advisers, LLC
Franklin Templeton Institutional, LLC
Templeton Asset Management Ltd.
Templeton Global Advisors Limited
Templeton Investment Counsel, LLC
Franklin Templeton Services, LLC Franklin
Distributors, LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation
of Disclosure Controls and Procedures
.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022